AUGUST 31, 2026 (Unaudited) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Shares Value
Exchange Traded Funds — 43 .0%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $9,003,600) 90,000 $ 9,010,800
Principal
Amount
Short-Term Investments — 46 .9%
Repurchase Agreements (c) — 46 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $9,846,147
(Cost $9,845,164) $ 9,845,164
9,845,164
Total Investments — 89.9%
(Cost $18,848,764) 18,855,964
Other assets less liabilities — 10.1% 2,121,996
Net Assets — 100.0% $ 20,977,960
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 9,010,800 6,007,800 (6,004,076) (3,724) – 9,010,800 90,000 89,591
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(6,771,477) 11/4/2026 Bank of America NA (3.14)%
ICE U.S. Treasury 7-10 Year
Bond Index 153,864
(6,809,032) 11/4/2026 Citibank NA (3.16)%
ICE U.S. Treasury 7-10 Year
Bond Index 291,908
(7,334,022) 12/7/2026 Goldman Sachs International (3.41)%
ICE U.S. Treasury 7-10 Year
Bond Index 203,145
(20,914,531) 648,917
Total Unrealized
Appreciation
648,917
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Shares Value
Exchange Traded Funds (a) — 69 .1%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $80,052,500) 800,000 $ 80,096,000
Principal
Amount
Short-Term Investments — 26 .9%
Repurchase Agreements (d) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $13,247,572
(Cost $13,246,251) $ 13,246,251
13,246,251
U.S. Treasury Obligations — 15 .5%
U.S. Treasury Bills (e)
3.66%, 9/3/2026
(Cost $17,996,375) 18,000,000 17,996,405
Total Short-Term Investments
(Cost $31,242,626) 31,242,656
Total Investments — 96.0%
(Cost $111,295,126) 111,338,656
Other assets less liabilities — 4.0% 4,649,720
Net Assets — 100.0% $ 115,988,376
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,514,907.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 65,078,000 40,044,000 (25,025,484) 2,984 (3,500) 80,096,000 800,000 583,656
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 9 12/21/2026 U.S. Dollar $ 979,031 $ 9,546

AUGUST 31, 2026 (Unaudited) :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(19,282,497) 11/4/2026 Bank of America NA (3.33)%
ICE U.S. Treasury 20+ Year
Bond Index 596,896
(7,057,047) 11/4/2026 Barclays Bank PLC (3.41)%
ICE U.S. Treasury 20+ Year
Bond Index 271,546
(31,397,095) 11/4/2026 Citibank NA (3.18)%
ICE U.S. Treasury 20+ Year
Bond Index 486,981
(32,384,634) 11/4/2026 Goldman Sachs International (3.38)%
ICE U.S. Treasury 20+ Year
Bond Index 575,746
(19,585,434) 11/4/2026
Morgan Stanley & Co.
International plc (3.46)%
ICE U.S. Treasury 20+ Year
Bond Index 1,392,436
(5,627,218) 11/4/2026 Societe Generale (3.31)%
ICE U.S. Treasury 20+ Year
Bond Index 393,016
(115,333,925) 3,716,621
Total Unrealized
Appreciation
3,716,621
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT DOW30
~
SM
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Shares Value
Exchange Traded Funds (a) — 79 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $85,034,000) 850,000 $ 85,102,000
Principal
Amount
Short-Term Investments — 10 .3%
Repurchase Agreements (d) — 10 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $11,008,605
(Cost $11,007,507) $ 11,007,507
11,007,507
Total Investments — 90.2%
(Cost $96,041,507) 96,109,507
Other assets less liabilities — 9.8% 10,489,583
Net Assets — 100.0% $ 106,599,090
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,686,714.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 90,108,000 – (5,003,897) 1,897 (4,000) 85,102,000 850,000 806,270
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 63 9/18/2026 U.S. Dollar $ 16,770,600 $ (574,436)

AUGUST 31, 2026 (Unaudited) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(18,189,578) 3/8/2027 Bank of America NA (4.53)%
Dow Jones Industrial
Average
SM
(2,755,137)
(12,126,385) 11/4/2027 Barclays Bank PLC (4.43)%
Dow Jones Industrial
Average
SM
(1,054,684)
(10,690,366) 1/12/2027 BNP Paribas (4.53)%
Dow Jones Industrial
Average
SM
(3,403,144)
(5,584,519) 3/8/2027 Citibank NA (4.38)%
Dow Jones Industrial
Average
SM
(3,035,561)
(9,147,975) 11/6/2026 Goldman Sachs International (4.13)%
Dow Jones Industrial
Average
SM
(1,723,562)
(19,625,597) 11/6/2026 Societe Generale (4.33)%
Dow Jones Industrial
Average
SM
(3,213,785)
(14,408,167) 11/6/2026 UBS AG (4.28)%
Dow Jones Industrial
Average
SM
(4,087,433)
(89,772,587) (19,273,306)
Total Unrealized
Depreciation
(19,273,306)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT FINANCIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Shares Value
Exchange Traded Funds (a) — 84 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $11,010,300) 110,000 $ 11,013,200
Principal
Amount
Short-Term Investments — 13 .5%
Repurchase Agreements (d) — 13 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,757,488
(Cost $1,757,312) $ 1,757,312
1,757,312
Total Investments — 97.9%
(Cost $12,767,612) 12,770,512
Other assets less liabilities — 2.1% 270,709
Net Assets — 100.0% $ 13,041,221
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $164,297.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 10,012,000 1,001,300 – – (100) 11,013,200 110,000 92,023
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,795,816) 3/8/2027 Bank of America NA (4.08)%
S&P Financial Select Sector
Index
c
(208,517)
(1,055,610) 3/15/2028 Barclays Bank PLC (4.53)%
S&P Financial Select Sector
Index
c
(167,334)
(1,162,165) 3/15/2028 BNP Paribas (4.43)%
S&P Financial Select Sector
Index
c
(176,483)
(1,743,248) 4/15/2027 Citibank NA (4.03)%
S&P Financial Select Sector
Index
c
(706,799)
(1,090,418) 3/8/2027 Goldman Sachs International (3.88)%
S&P Financial Select Sector
Index
c
(282,998)
(881,569) 3/15/2028 J.P. Morgan Securities, LLC (4.33)%
S&P Financial Select Sector
Index
c
(99,559)
(1,177,083) 3/15/2028 Societe Generale (3.98)%
S&P Financial Select Sector
Index
c
(148,683)
(4,047,688) 11/15/2027 UBS AG (4.28)%
S&P Financial Select Sector
Index
c
(511,862)
(12,953,597) (2,302,235)
Total Unrealized
Depreciation
(2,302,235)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

AUGUST 31, 2026 (Unaudited) :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .6%
Repurchase Agreements (a) — 71 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,375,915
(Cost $3,375,578) $ 3,375,578
$ 3,375,578
Total Investments — 71.6%
(Cost $3,375,578) 3,375,578
Other assets less liabilities — 28.4% 1,336,949
Net Assets — 100.0% $ 4,712,527
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,402,579) 11/6/2026 Bank of America NA (2.93)% iShares
®
China Large-Cap ETF
c
128,138
(99,633) 11/6/2026 Citibank NA (2.40)% iShares
®
China Large-Cap ETF
c
44,551
(17,582) 11/6/2026 Goldman Sachs International (3.13)% iShares
®
China Large-Cap ETF
c
113,781
(769,433) 11/6/2026 Societe Generale (3.48)% iShares
®
China Large-Cap ETF
c
(179,922)
(2,411,280) 11/9/2026 UBS AG (3.73)% iShares
®
China Large-Cap ETF
c
36,520
(4,700,507) 143,068
Total Unrealized
Appreciation
322,990
Total Unrealized
Depreciation
(179,922)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Shares Value
Exchange Traded Funds (a) — 96 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $43,724,330) 437,000 $ 43,752,440
Principal
Amount
Short-Term Investments — 4 .2%
Repurchase Agreements (d) — 4 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,928,177
(Cost $1,927,984) $ 1,927,984
1,927,984
Total Investments — 100.6%
(Cost $45,652,314) 45,680,424
Liabilities in excess of other assets — (0.6%) (266,062)
Net Assets — 100.0% $ 45,414,362
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,099,013.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 65,078,000 – (21,318,101) (1,069) (6,390) 43,752,440 437,000 472,903
Swap Agreements
Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(22,528,822) 3/15/2028 BNP Paribas (1.93)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(577,938)
(2,059,319) 3/8/2027 Citibank NA (1.08)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(257,509)
(3,568,249) 11/6/2026 Goldman Sachs International (0.63)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(546,316)
(17,360,942) 11/15/2027 UBS AG (0.63)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(1,007,770)
(45,517,332) (2,389,533)
Total Unrealized
Depreciation
(2,389,533)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .6%
Repurchase Agreements (a) — 91 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,738,258
(Cost $2,737,985) $ 2,737,985
$ 2,737,985
Total Investments — 91.6%
(Cost $2,737,985) 2,737,985
Other assets less liabilities — 8.4% 249,648
Net Assets — 100.0% $ 2,987,633
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400
®
E-Mini Index 1 9/18/2026 U.S. Dollar $ 376,710 $ 3,308
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(353,463) 1/12/2027 Bank of America NA (4.38)% S&P MidCap 400
®
(137,391)
(917,498) 3/6/2028 BNP Paribas (4.38)% S&P MidCap 400
®
140
(767,089) 3/8/2027 Citibank NA (4.08)% S&P MidCap 400
®
(331,839)
(567,796) 11/6/2026 Societe Generale (3.88)% S&P MidCap 400
®
(228,760)
(2,605,846) (697,850)
Total Unrealized
Appreciation
140
Total Unrealized
Depreciation
(697,990)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Shares Value
Exchange Traded Funds — 89 .0%
ProShares GENIUS Money
Market ETF, 3.55%(a)(b)
(Cost $9,012,600) 90,000 $ 9,010,800
Principal
Amount
Short-Term Investments — 8 .1%
Repurchase Agreements (c) — 8 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $823,103
(Cost $823,021) $ 823,021
823,021
Total Investments — 97.1%
(Cost $9,835,621) 9,833,821
Other assets less liabilities — 2.9% 297,131
Net Assets — 100.0% $ 10,130,952
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of August 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 10,012,000 – (1,000,679) (721) 200 9,010,800 90,000 87,281
Swap Agreements
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,682,402) 11/6/2026 Citibank NA (3.63)% iShares
®
MSCI EAFE ETF
c
(802,907)
(2,694,147) 11/6/2026 Goldman Sachs International (3.48)% iShares
®
MSCI EAFE ETF
c
(1,095,571)
(2,170,990) 11/6/2026 Societe Generale (3.13)% iShares
®
MSCI EAFE ETF
c
(824,392)
(3,595,270) 11/6/2026 UBS AG (3.53)% iShares
®
MSCI EAFE ETF
c
(2,051,021)
(10,142,809) (4,773,891)
Total Unrealized
Depreciation
(4,773,891)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MSCI EMERGING MARKETS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Shares Value
Exchange Traded Funds (a) — 61 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $7,507,750) 75,000 $ 7,509,000
Principal
Amount
Short-Term Investments — 44 .3%
Repurchase Agreements (d) — 44 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,420,895
(Cost $5,420,355) $ 5,420,355
5,420,355
Total Investments — 105.8%
(Cost $12,928,105) 12,929,355
Liabilities in excess of other assets — (5.8%) (705,431)
Net Assets — 100.0% $ 12,223,924
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,175,008.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 2,503,250 – – (250) 7,509,000 75,000 48,666
Swap Agreements
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(3,004,567) 11/6/2026 Bank of America NA (3.58)%
iShares
®
MSCI Emerging
Markets ETF
c
(2,412,126)
(3,861,438) 11/6/2026 Citibank NA (3.73)%
iShares
®
MSCI Emerging
Markets ETF
c
(806,240)
(853,194) 11/6/2026 Goldman Sachs International (3.28)%
iShares
®
MSCI Emerging
Markets ETF
c
(484,074)
(1,303,695) 11/6/2026 Societe Generale (3.38)%
iShares
®
MSCI Emerging
Markets ETF
c
(915,415)
(3,230,736) 11/6/2026 UBS AG (3.53)%
iShares
®
MSCI Emerging
Markets ETF
c
(1,131,633)
(12,253,630) (5,749,488)
Total Unrealized
Depreciation
(5,749,488)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Shares Value
Exchange Traded Funds (a) — 68 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $435,237,000) 4,350,000 $ 435,522,000
Principal
Amount
Short-Term Investments — 69 .4%
Repurchase Agreements (d) — 16 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $102,517,734
(Cost $102,507,509) $ 102,507,509
102,507,509
U.S. Treasury Obligations (a) — 53 .3%
U.S. Treasury Bills (e)
3.64%, 9/10/2026 100,000,000 99,909,312
3.66%, 9/22/2026 25,000,000 24,946,878
3.72%, 9/24/2026 10,000,000 9,976,712
3.81%, 10/15/2026 170,000,000 169,229,171
3.85%, 11/17/2026 35,000,000 34,721,454
Total U.S. Treasury Obligations
(Cost $338,764,300) 338,783,527
Total Short-Term Investments
(Cost $441,271,809) 441,291,036
Total Investments — 137.9%
(Cost $876,508,809) 876,813,036
Liabilities in excess of other assets — (37.9%) (241,192,167)
Net Assets — 100.0% $ 635,620,869
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $183,489,239.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 505,606,000 120,136,000 (190,141,508) 40,508 (119,000) 435,522,000 4,350,000 4,392,041
Futures Contracts Sold
Short QQQ
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq-100 E-Mini Index 158 9/18/2026 U.S. Dollar $ 93,261,080 $ 867,479

SHORT QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(42,889,348) 3/8/2027 Bank of America NA (4.48)% Nasdaq-100 Index
®
(21,895,761)
(50,577,618) 11/4/2027 Barclays Bank PLC (4.43)% Nasdaq-100 Index
®
(11,077,462)
(77,766,401) 11/4/2027 BNP Paribas (4.63)% Nasdaq-100 Index
®
(18,245,725)
(37,027,411) 11/4/2027 Citibank NA (4.48)% Nasdaq-100 Index
®
(18,902,557)
(77,383,460) 11/6/2026 Goldman Sachs International (4.43)% Nasdaq-100 Index
®
(21,031,032)
(65,335,559) 4/6/2027 J.P. Morgan Securities, LLC (4.38)% Nasdaq-100 Index
®
(22,452,876)
(57,706,204) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% Nasdaq-100 Index
®
(10,078,019)
(61,182,127) 4/6/2027
Nomura Global Financial
Products Inc. (4.43)% Nasdaq-100 Index
®
(24,733,050)
(37,292,524) 11/6/2026 Societe Generale (4.68)% Nasdaq-100 Index
®
88,489
(35,163,610) 11/6/2026 UBS AG (4.28)% Nasdaq-100 Index
®
(28,930,912)
(542,324,262) (177,258,905)
Total Unrealized
Appreciation
88,489
Total Unrealized
Depreciation
(177,347,394)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Shares Value
Exchange Traded Funds (a) — 66 .6%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $8,008,400) 80,000 $ 8,009,600
Principal
Amount
Short-Term Investments — 24 .5%
Repurchase Agreements (d) — 24 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,954,957
(Cost $2,954,661) $ 2,954,661
2,954,661
Total Investments — 91.1%
(Cost $10,963,061) 10,964,261
Other assets less liabilities — 8.9% 1,073,591
Net Assets — 100.0% $ 12,037,852
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $209,151.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 3,003,900 – – (300) 8,009,600 80,000 49,330
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,484,768) 3/8/2027 Bank of America NA (4.13)%
S&P Real Estate Select Sector
Index
c
(290,615)
(1,731,110) 3/15/2028 BNP Paribas (4.43)%
S&P Real Estate Select Sector
Index
c
(59,950)
(588,149) 4/15/2027 Citibank NA (4.08)%
S&P Real Estate Select Sector
Index
c
(199,867)
(3,925,900) 3/8/2027 Goldman Sachs International (3.88)%
S&P Real Estate Select Sector
Index
c
(24,349)
(1,858,828) 3/8/2027 Societe Generale (3.93)%
S&P Real Estate Select Sector
Index
c
(116,969)
(2,371,862) 3/8/2027 UBS AG (4.28)%
S&P Real Estate Select Sector
Index
c
(227,317)
(11,960,617) (919,067)
Total Unrealized
Depreciation
(919,067)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

SHORT RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Shares Value
Exchange Traded Funds (a) — 84 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $103,048,400) 1,030,000 $ 103,123,600
Principal
Amount
Short-Term Investments — 13 .1%
Repurchase Agreements (d) — 13 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $16,006,863
(Cost $16,005,265) $ 16,005,265
16,005,265
Total Investments — 97.6%
(Cost $119,053,665) 119,128,865
Other assets less liabilities — 2.4% 2,867,710
Net Assets — 100.0% $ 121,996,575
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,673,890.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 110,132,000 8,010,400 (15,010,776) (224) (7,800) 103,123,600 1,030,000 978,300
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000
®
E-mini Index 126 9/18/2026 U.S. Dollar $ 18,639,810 $ (68,564)
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(11,352,768) 11/4/2027 Bank of America NA (4.03)% Russell 2000
®
Index (2,518,042)
(20,792,713) 11/4/2027 Barclays Bank PLC (4.33)% Russell 2000
®
Index (4,020,190)
(17,469,663) 1/12/2027 BNP Paribas (4.33)% Russell 2000
®
Index (6,195,782)
(10,102,190) 3/8/2027 Citibank NA (3.98)% Russell 2000
®
Index (6,536,944)
(10,863,275) 11/6/2026 Goldman Sachs International (3.78)% Russell 2000
®
Index (2,569,088)
(16,387,602) 11/6/2026 Societe Generale (3.98)% Russell 2000
®
Index (12,991,630)
(16,380,687) 11/6/2026 UBS AG (3.93)% Russell 2000
®
Index (7,596,105)
(103,348,898) (42,427,781)
Total Unrealized
Depreciation
(42,427,781)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Shares Value
Exchange Traded Funds (a) — 87 .8%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $747,125,720) 7,468,000 $ 747,696,160
Principal
Amount
Short-Term Investments — 38 .9%
Repurchase Agreements (d) — 5 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $42,611,777
(Cost $42,607,527) $ 42,607,527
42,607,527
U.S. Treasury Obligations (a) — 33 .9%
U.S. Treasury Bills (e)
3.66%, 9/3/2026 40,000,000 39,992,011
3.66%, 9/22/2026 75,000,000 74,840,633
3.81%, 10/15/2026 50,000,000 49,773,286
3.81%, 11/3/2026 25,000,000 24,836,268
3.85%, 11/17/2026 100,000,000 99,204,155
Total U.S. Treasury Obligations
(Cost $288,624,127) 288,646,353
Total Short-Term Investments
(Cost $331,231,654) 331,253,880
Total Investments — 126.7%
(Cost $1,078,357,374) 1,078,950,040
Liabilities in excess of other assets — (26.7%) (227,695,362)
Net Assets — 100.0% $ 851,254,678
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $218,790,724.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 911,092,000 185,180,500 (348,491,741) 39,711 (124,310) 747,696,160 7,468,000 7,336,923
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 307 9/18/2026 U.S. Dollar $ 118,179,650 $ (3,435,692)

SHORT S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(97,237,357) 12/9/2027 Bank of America NA (4.33)% S&P 500
®
(2,180,786)
(101,472,420) 3/3/2028 Barclays Bank PLC (4.23)% S&P 500
®
(19,049,746)
(84,070,999) 1/12/2027 BNP Paribas (4.43)% S&P 500
®
(51,444,871)
(92,887,002) 3/2/2028 Citibank NA (4.21)% S&P 500
®
(1,898,529)
(73,610,163) 11/6/2026 Goldman Sachs International (4.43)% S&P 500
®
(40,567,020)
(62,757,333) 4/6/2027 J.P. Morgan Securities, LLC (4.28)% S&P 500
®
(50,492,947)
(29,215,018) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% S&P 500
®
(11,752,586)
(48,238,215) 11/6/2026 Societe Generale (4.33)% S&P 500
®
(21,868,829)
(75,006,796) 4/6/2028 UBS AG (4.28)% S&P 500
®
(25,073,786)
(68,391,274) 3/3/2028 Wells Fargo Bank, N.A. (3.73)% S&P 500
®
(2,032,335)
(732,886,577) (226,361,435)
Total Unrealized
Depreciation
(226,361,435)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .2%
Repurchase Agreements (a) — 91 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,155,996
(Cost $3,155,681) $ 3,155,681
$ 3,155,681
Total Investments — 91.2%
(Cost $3,155,681) 3,155,681
Other assets less liabilities — 8.8% 304,763
Net Assets — 100.0% $ 3,460,444
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,211,433) 11/4/2027 Bank of America NA (4.13)% S&P SmallCap 600
®
(319,297)
(1,055,176) 3/8/2027 Citibank NA (3.98)% S&P SmallCap 600
®
(316,095)
(410,834) 11/6/2026 Societe Generale (3.68)% S&P SmallCap 600
®
(273,067)
(781,286) 1/6/2028 UBS AG (3.93)% S&P SmallCap 600
®
(107,024)
(3,458,729) (1,015,483)
Total Unrealized
Depreciation
(1,015,483)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 7-10 YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Shares Value
Exchange Traded Funds (a) — 93 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $13,556,320) 135,500 $ 13,566,260
Principal
Amount
Short-Term Investments — 9 .2%
Repurchase Agreements (d) — 9 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,337,117
(Cost $1,336,984) $ 1,336,984
1,336,984
Total Investments — 102.6%
(Cost $14,893,304) 14,903,244
Liabilities in excess of other assets — (2.6%) (370,868)
Net Assets — 100.0% $ 14,532,376
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $409,391.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 15,018,000 1,001,300 (2,452,169) 1,189 (2,060) 13,566,260 135,500 121,521
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
U.S. 10 Year Treasury Note 6 12/21/2026 U.S. Dollar $ 646,594 $ (5,636)

AUGUST 31, 2026 (Unaudited) :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
9,361,924 11/4/2026 Bank of America NA 3.14%
ICE U.S. Treasury 7-10 Year
Bond Index (704,223)
10,942,211 11/4/2026 Citibank NA 3.48%
ICE U.S. Treasury 7-10 Year
Bond Index (491,279)
8,241,584 11/4/2026 Goldman Sachs International 3.41%
ICE U.S. Treasury 7-10 Year
Bond Index (635,177)
28,545,719 (1,830,679)
Total Unrealized
Depreciation
(1,830,679)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 20+ YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Shares Value
Exchange Traded Funds (a) — 94 .1%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $60,028,500) 600,000 $ 60,072,000
Principal
Amount
Short-Term Investments — 17 .1%
Repurchase Agreements (d) — 17 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $10,954,583
(Cost $10,953,491) $ 10,953,491
10,953,491
Total Investments — 111.2%
(Cost $70,981,991) 71,025,491
Liabilities in excess of other assets — (11.2%) (7,138,613)
Net Assets — 100.0% $ 63,886,878
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,075,885.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 60,072,000 5,006,500 (5,003,897) 1,897 (4,500) 60,072,000 600,000 516,412
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
U.S. Treasury Long Bond 17 12/21/2026 U.S. Dollar $ 1,849,281 $ (18,626)

AUGUST 31, 2026 (Unaudited) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
26,549,826 11/4/2026 Bank of America NA 3.33%
ICE U.S. Treasury 20+ Year
Bond Index (1,915,673)
30,885,547 11/4/2026 Barclays Bank PLC 3.85%
ICE U.S. Treasury 20+ Year
Bond Index (1,810,659)
34,591,998 11/4/2026 Citibank NA 3.55%
ICE U.S. Treasury 20+ Year
Bond Index (1,670,554)
14,593,798 11/4/2026 Goldman Sachs International 3.38%
ICE U.S. Treasury 20+ Year
Bond Index (1,824,236)
19,711,975 11/4/2026 Societe Generale 3.88%
ICE U.S. Treasury 20+ Year
Bond Index (1,589,711)
126,333,144 (8,810,833)
Total Unrealized
Depreciation
(8,810,833)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA COMMUNICATION SERVICES :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments
Shares Value
Common Stocks (a) — 60 .6%
Diversified Telecommunication Services — 9.2%
AT&T, Inc. 7,776 $ 201,320
Comcast Corp., Class
a
A 7,006 186,500
Verizon Communications, Inc. 3,848 192,477
580,297
Entertainment — 15.0%
Live Nation Entertainment, Inc.* 929 167,118
Netflix, Inc.* 2,300 186,415
Take-Two Interactive Software,
Inc.* 686 150,714
TKO Group Holdings, Inc.,
Class
a
A 439 80,166
Walt Disney Co. (The) 1,720 184,986
Warner Bros Discovery, Inc.* 6,254 178,427
947,826
Interactive Media & Services — 21.7%
Alphabet, Inc., Class
a
A 1,163 394,664
Alphabet, Inc., Class
a
C 938 314,615
Meta Platforms, Inc., Class
a
A 1,124 643,310
Reddit, Inc., Class
a
A* 79 11,677
1,364,266
Media — 11.9%
AppLovin Corp., Class
a
A* 163 50,866
Charter Communications, Inc.,
Class
a
A* 798 121,647
EchoStar Corp., Class
a
A* 951 82,204
Fox Corp., Class
a
A 1,392 93,751
Fox Corp., Class
a
B 969 58,353
News Corp., Class
a
A 2,546 78,188
News Corp., Class
a
B 841 28,939
Omnicom Group, Inc. 1,988 174,010
Paramount Skydance Corp.,
Class
a
B(b) 2,200 24,002
Trade Desk, Inc. (The), Class
a
A* 2,978 40,858
752,818
Wireless Telecommunication Services — 2.8%
T-Mobile US, Inc. 975 175,929
Total Common Stocks
(Cost $3,996,224)
3,821,136
Securities Lending Reinvestments (c) — 0 .4%
Investment Companies — 0 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $22,275) 22,275 22,275
Investments
Principal
Amount Value
Short-Term Investments — 23 .9%
Repurchase Agreements (e) — 23 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,504,076
(Cost $1,503,927) $ 1,503,927
$ 1,503,927
Total Investments — 84.9%
(Cost $5,522,426) 5,347,338
Other assets less liabilities — 15.1% 949,719
Net Assets — 100.0% $ 6,297,057
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $70,970.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $21,602, collateralized in the form of cash with a value of $22,275 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $22,275.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
1,910,846 4/15/2027 Bank of America NA 4.63%
S&P Communication Services
Select Sector Index
c
(167,500)
1,984,206 2/15/2028 BNP Paribas 4.83%
S&P Communication Services
Select Sector Index
c
(18,799)
1,353,079 11/15/2027 Goldman Sachs International 4.38%
S&P Communication Services
Select Sector Index
c
(103,309)
1,870,091 11/6/2026 Societe Generale 4.68%
S&P Communication Services
Select Sector Index
c
(35,271)
1,666,313 2/15/2028 UBS AG 4.68%
S&P Communication Services
Select Sector Index
c
(43,673)
8,784,535 (368,552)
Total Unrealized
Depreciation
(368,552)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments
Shares Value
Common Stocks (a) — 63 .7%
Automobile Components — 0.1%
Aptiv plc* 309 $ 13,831
Automobiles — 13.2%
Ford Motor Co. 5,684 79,235
General Motors Co. 1,309 112,993
Tesla, Inc.* 2,728 1,003,767
1,195,995
Broadline Retail — 16.3%
Amazon.com, Inc.* 5,444 1,414,188
eBay, Inc. 646 66,900
1,481,088
Distributors — 0.3%
Genuine Parts Co. 199 26,998
Hotels, Restaurants & Leisure — 16.7%
Airbnb, Inc., Class
a
A* 607 111,215
Booking Holdings, Inc. 1,125 223,976
Carnival Corp. Ltd. 1,869 44,650
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,864 70,888
Darden Restaurants, Inc. 166 35,567
Domino's Pizza, Inc. 43 14,709
DoorDash, Inc., Class
a
A* 551 127,689
Expedia Group, Inc. 165 52,325
Hilton Worldwide Holdings, Inc. 332 105,005
Las Vegas Sands Corp. 433 18,970
Marriott International, Inc.,
Class
a
A 318 108,680
McDonald's Corp. 898 236,659
MGM Resorts International* 279 11,539
Norwegian Cruise Line Holdings
Ltd.* 667 10,765
Royal Caribbean Cruises Ltd. 361 97,015
Starbucks Corp. 1,656 175,950
Wynn Resorts Ltd. 122 11,136
Yum! Brands, Inc. 401 61,477
1,518,215
Household Durables — 2.3%
DR Horton, Inc. 382 55,222
Garmin Ltd. 237 67,334
Lennar Corp., Class
a
A 312 26,242
NVR, Inc.* 4 25,261
PulteGroup, Inc. 276 34,865
208,924
Leisure Products — 0.2%
Hasbro, Inc. 196 18,444
Specialty Retail — 12.9%
AutoZone, Inc.* 24 71,790
Best Buy Co., Inc. 283 22,682
Carvana Co., Class
a
A* 1,040 76,398
Home Depot, Inc. (The) 964 316,028
Lowe's Cos., Inc. 815 166,831
Investments
Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 1,205 $ 107,004
Ross Stores, Inc. 467 106,728
TJX Cos., Inc. (The) 1,512 202,472
Tractor Supply Co. 762 26,594
Ulta Beauty, Inc.* 64 34,374
Williams-Sonoma, Inc. 171 39,031
1,169,932
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.* 206 17,938
Lululemon Athletica, Inc.* 151 18,159
NIKE, Inc., Class
a
B 1,743 68,082
Ralph Lauren Corp., Class
a
A 55 19,079
Tapestry, Inc. 294 36,277
159,535
Total Common Stocks
(Cost $6,216,863)
5,792,962
Principal
Amount
Short-Term Investments — 22 .0%
Repurchase Agreements (b) — 22 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,002,621
(Cost $2,002,419) $ 2,002,419
2,002,419
Total Investments — 85.7%
(Cost $8,219,282) 7,795,381
Other assets less liabilities — 14.3% 1,296,226
Net Assets — 100.0% $ 9,091,607
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $116,377.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
2,570,178 11/6/2026 BNP Paribas 4.83%
S&P Consumer Discretionary
Select Sector Index
c
(1,178,284)
2,789,267 11/6/2026 Goldman Sachs International 4.38%
S&P Consumer Discretionary
Select Sector Index
c
(833,871)
2,961,241 11/6/2026 Societe Generale 4.78%
S&P Consumer Discretionary
Select Sector Index
c
(913,107)
4,092,024 11/6/2026 UBS AG 4.68%
S&P Consumer Discretionary
Select Sector Index
c
(338,683)
12,412,710 (3,263,945)
Total Unrealized
Depreciation
(3,263,945)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments
Shares Value
Common Stocks (a) — 53 .2%
Beverages — 10.9%
Brown-Forman Corp., Class
a
B 571 $ 15,172
Coca-Cola Co. (The) 4,404 390,503
Constellation Brands, Inc.,
Class
a
A 473 61,783
Keurig Dr Pepper, Inc. 4,616 147,066
Molson Coors Beverage Co.,
Class
a
B 544 21,629
Monster Beverage Corp.* 4,845 222,482
PepsiCo, Inc. 1,669 234,228
1,092,863
Consumer Staples Distribution & Retail — 17.6%
Casey's General Stores, Inc. 125 94,026
Costco Wholesale Corp. 505 476,664
Dollar General Corp. 747 94,682
Dollar Tree, Inc.* 614 77,726
Kroger Co. (The) 1,925 110,765
Sysco Corp. 1,622 131,512
Target Corp. 1,541 247,916
Walmart, Inc. 4,986 522,882
1,756,173
Food Products — 8.3%
Archer-Daniels-Midland Co. 1,635 132,909
Bunge Global SA 461 53,573
General Mills, Inc. 1,811 74,613
Hershey Co. (The) 503 88,634
Hormel Foods Corp. 990 21,631
J M Smucker Co. (The) 362 47,480
Kraft Heinz Co. (The) 2,897 74,366
McCormick & Co., Inc.
(Non-Voting) 862 46,738
Mondelez International, Inc.,
Class
a
A 3,754 233,011
Tyson Foods, Inc., Class
a
A 957 52,769
825,724
Household Products — 8.7%
Church & Dwight Co., Inc. 804 80,223
Clorox Co. (The) 410 40,049
Colgate-Palmolive Co. 2,678 240,538
Kimberly-Clark Corp. 1,126 121,551
Procter & Gamble Co. (The) 2,648 384,278
866,639
Personal Care Products — 2.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 839 85,830
Kenvue, Inc. 6,514 122,984
208,814
Tobacco — 5.6%
Altria Group, Inc. 3,294 225,573
Philip Morris International, Inc. 1,773 332,083
557,656
Total Common Stocks
(Cost $5,967,368)
5,307,869
Investments
Principal
Amount Value
Short-Term Investments — 33 .5%
Repurchase Agreements (b) — 33 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,350,805
(Cost $3,350,471) $ 3,350,471
$ 3,350,471
Total Investments — 86.7%
(Cost $9,317,839) 8,658,340
Other assets less liabilities — 13.3% 1,333,538
Net Assets — 100.0% $ 9,991,878
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $122,698.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,064,526 3/8/2027 Bank of America NA 4.63%
S&P Consumer Staples Select
Sector Index
c
(71,148)
3,836,872 2/15/2028 Goldman Sachs International 4.38%
S&P Consumer Staples Select
Sector Index
c
108,027
4,341,768 3/8/2027 Societe Generale 4.53%
S&P Consumer Staples Select
Sector Index
c
(17,307)
3,449,413 3/8/2027 UBS AG 4.68%
S&P Consumer Staples Select
Sector Index
c
(178,476)
14,692,579 (158,904)
Total Unrealized
Appreciation
108,027
Total Unrealized
Depreciation
(266,931)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Copper K-1 Free ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCOP
::
Value
Other assets less liabilities — 100.0%
$ 4,723,409
Net Assets — 100.0%
$ 4,723,409
Swap Agreements
Ultra Copper K-1 Free ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
4,489,255 3/15/2028 Bank of America NA 7.13% United States Copper Index 96,154
2,747,481 3/15/2028 Citibank NA 13.63% United States Copper Index 77,520
1,278,606 3/15/2028 Goldman Sachs International 6.13% United States Copper Index 382
931,773 3/15/2028
Nomura Global Financial
Products Inc. 12.63% United States Copper Index 182,159
9,447,115 356,215
Total Unrealized
Appreciation
356,215
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Shares Value
Common Stocks (a) — 63 .8%
Aerospace & Defense — 1.5%
Boeing Co. (The)* 41,403 $ 8,602,715
Banks — 2.5%
JPMorgan Chase & Co. 41,403 14,740,296
Beverages — 0.6%
Coca-Cola Co. (The) 41,403 3,671,204
Biotechnology — 3.1%
Amgen, Inc. 41,403 17,798,322
Broadline Retail — 1.9%
Amazon.com, Inc.* 41,403 10,755,257
Capital Markets — 7.3%
Goldman Sachs Group, Inc.
(The) 41,403 42,475,338
Chemicals — 2.4%
Sherwin-Williams Co. (The) 41,403 14,027,750
Communications Equipment — 0.8%
Cisco Systems, Inc. 41,403 4,574,617
Consumer Finance — 2.4%
American Express Co. 41,403 13,670,029
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc. 41,403 4,341,933
Entertainment — 0.8%
Walt Disney Co. (The) 41,403 4,452,893
Financial Services — 2.7%
Visa, Inc., Class
a
A 41,403 15,707,056
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc. 41,403 16,122,742
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp. 41,403 10,911,347
Household Products — 1.0%
Procter & Gamble Co. (The) 41,403 6,008,403
Industrial Conglomerates — 2.7%
3M Co. 41,403 7,114,277
Honeywell International, Inc. 41,403 8,840,783
15,955,060
Insurance — 2.6%
Travelers Cos., Inc. (The) 41,403 15,150,600
Interactive Media & Services — 2.4%
Alphabet, Inc., Class
a
A 41,403 14,050,108
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 1.7%
International Business
Machines Corp. 41,403 $ 9,682,920
Machinery — 5.7%
Caterpillar, Inc. 41,403 33,017,650
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 41,403 8,534,814
Pharmaceuticals — 2.9%
Johnson & Johnson 41,403 11,006,988
Merck & Co., Inc. 41,403 6,117,707
17,124,695
Semiconductors & Semiconductor Equipment — 1.6%
NVIDIA Corp. 41,403 9,140,954
Software — 5.4%
Microsoft Corp. 41,403 21,003,328
Salesforce, Inc. 41,403 10,662,929
31,666,257
Specialty Retail — 2.3%
Home Depot, Inc. (The) 41,403 13,573,146
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc. 41,400 13,117,590
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class
a
B 41,403 1,617,201
Total Common Stocks
(Cost $368,900,480)
370,490,897
Exchange Traded Funds (a) — 18 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $110,078,000) 1,100,000 110,132,000
Principal
Amount
Short-Term Investments — 6 .6%
Repurchase Agreements (d) — 3 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $18,392,993
(Cost $18,391,159) $ 18,391,159
18,391,159

ULTRA DOW30
~
SM
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 3 .4%
U.S. Treasury Bills (e)
3.71%, 9/17/2026 $ 5,000,000 $ 4,991,924
3.66%, 9/22/2026 5,000,000 4,989,375
3.72%, 9/24/2026 5,000,000 4,988,356
3.85%, 11/17/2026 5,000,000 4,960,208
Total U.S. Treasury Obligations
(Cost $19,928,791) 19,929,863
Total Short-Term Investments
(Cost $38,319,950) 38,321,022
Total Investments — 89.3%
(Cost $517,298,430) 518,943,919
Other assets less liabilities — 10.7% 61,966,385
Net Assets — 100.0% $ 580,910,304
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,175,719.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 75,090,000 35,045,500 – – (3,500) 110,132,000 1,100,000 726,676
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 247 9/18/2026 U.S. Dollar $ 65,751,400 $ 2,013,369
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
93,660,370 3/8/2027 Bank of America NA 4.73%
Dow Jones Industrial
Average
SM
8,365,670
99,404,447 11/4/2027 Barclays Bank PLC 4.83%
Dow Jones Industrial
Average
SM
5,098,517
126,688,814 1/12/2027 BNP Paribas 4.83%
Dow Jones Industrial
Average
SM
9,924,185
106,850,473 11/4/2027 Citibank NA 4.58%
Dow Jones Industrial
Average
SM
7,300,253
219,095,397 11/4/2027
Morgan Stanley & Co.
International plc 4.98%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 12,999,621
29,571,360 11/6/2026 Societe Generale 4.68%
Dow Jones Industrial
Average
SM
5,751,004
50,526,605 1/12/2027 UBS AG 4.68%
Dow Jones Industrial
Average
SM
2,063,734
725,797,466 51,502,984
Total Unrealized
Appreciation
51,502,984
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

AUGUST 31, 2026 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments
Shares Value
Common Stocks — 54 .1%
Energy Equipment & Services — 5.6%
Baker Hughes Co., Class
a
A 26,269 $ 1,669,395
Halliburton Co. 22,121 815,159
SLB Ltd. 37,170 2,233,917
4,718,471
Oil, Gas & Consumable Fuels — 48.5%
APA Corp. 9,359 403,841
Chevron Corp. 33,089 6,820,966
ConocoPhillips 21,534 2,853,040
Devon Energy Corp. 30,530 1,481,010
Diamondback Energy, Inc. 5,139 1,030,267
EOG Resources, Inc. 13,067 1,894,192
EQT Corp. 16,562 897,329
Expand Energy Corp. 6,335 621,843
ExxonMobil Holdings Corp. 56,526 9,097,860
Kinder Morgan, Inc. 51,842 1,671,386
Marathon Petroleum Corp. 6,651 2,482,951
Occidental Petroleum Corp. 19,226 1,157,021
ONEOK, Inc. 16,682 1,601,639
Phillips 66 9,905 2,442,375
Targa Resources Corp. 5,682 1,668,519
Texas Pacific Land Corp. 1,535 574,612
Valero Energy Corp. 6,474 2,323,648
Williams Cos., Inc. (The) 23,053 1,730,128
40,752,627
Total Common Stocks
(Cost $39,390,706)
45,471,098
Exchange Traded Funds (a) — 21 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $18,021,400) 180,000 18,021,600
Principal
Amount
Short-Term Investments — 6 .6%
Repurchase Agreements (d) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,517,320
(Cost $5,516,769) $ 5,516,769
5,516,769
Total Investments — 82.1%
(Cost $62,928,875) 69,009,467
Other assets less liabilities — 17.9% 15,035,830
Net Assets — 100.0% $ 84,045,297
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,319,778.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 13,016,900 – – (1,300) 18,021,600 180,000 62,604
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
23,384,407 2/15/2028 Bank of America NA 4.63%
S&P Energy Select Sector
Index
c
1,612,673
25,117,875 2/15/2028 BNP Paribas 4.83%
S&P Energy Select Sector
Index
c
1,904,660
4,991,424 2/15/2028 Citibank NA 4.53%
S&P Energy Select Sector
Index
c
425,385
27,472,927 2/15/2028 Goldman Sachs International 4.38%
S&P Energy Select Sector
Index
c
2,429,640
18,394,322 2/15/2028 Societe Generale 4.68%
S&P Energy Select Sector
Index
c
1,334,627
23,437,992 2/15/2028 UBS AG 4.68%
S&P Energy Select Sector
Index
c
1,313,072
122,798,947 9,020,057
Total Unrealized
Appreciation
9,020,057
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Shares Value
Common Stocks (a) — 57 .6%
Banks — 16.2%
Bank of America Corp. 382,995 $ 23,722,710
Citigroup, Inc. 100,054 13,169,107
Citizens Financial Group, Inc. 24,809 1,708,596
Fifth Third Bancorp 53,170 2,858,951
Huntington Bancshares, Inc. 118,935 1,984,431
JPMorgan Chase & Co. 157,218 55,972,752
KeyCorp 54,072 1,168,496
M&T Bank Corp. 8,594 2,010,480
PNC Financial Services Group,
Inc. (The) 23,562 5,646,162
Regions Financial Corp. 50,066 1,495,972
Truist Financial Corp. 73,098 3,624,199
U.S. Bancorp 91,065 5,607,783
Wells Fargo & Co. 179,553 15,511,584
134,481,223
Capital Markets — 15.2%
Ameriprise Financial, Inc. 5,272 2,915,996
Ares Management Corp.,
Class
a
A 12,368 1,770,727
Bank of New York Mellon Corp.
(The) 40,273 6,495,229
Blackrock, Inc. 8,466 9,783,394
Blackstone, Inc. 43,615 6,247,413
Cboe Global Markets, Inc. 6,138 1,842,628
Charles Schwab Corp. (The) 95,910 10,532,836
CME Group, Inc. 21,263 6,070,587
Coinbase Global, Inc., Class
a
A* 13,051 2,455,154
FactSet Research Systems, Inc. 2,138 670,370
Franklin Templeton, Inc. 17,993 614,461
Goldman Sachs Group, Inc.
(The) 17,309 17,757,303
Interactive Brokers Group, Inc.,
Class
a
A 26,142 2,543,355
Intercontinental Exchange, Inc. 33,010 5,304,707
Invesco Ltd. 26,007 852,509
KKR & Co., Inc. 40,560 4,450,243
Moody's Corp. 8,818 4,449,916
Morgan Stanley 70,330 15,002,796
MSCI, Inc., Class
a
A 4,270 2,436,633
Nasdaq, Inc. 26,198 2,583,385
Northern Trust Corp. 10,856 2,014,439
Raymond James Financial, Inc. 10,179 1,813,592
Robinhood Markets, Inc.,
Class
a
A* 46,409 4,864,127
S&P Global, Inc. 17,782 7,750,107
State Street Corp. 16,235 3,107,054
T. Rowe Price Group, Inc. 12,568 1,398,567
125,727,528
Consumer Finance — 2.4%
American Express Co. 31,221 10,308,237
Capital One Financial Corp. 36,510 7,831,760
Synchrony Financial 19,734 1,521,097
19,661,094
Financial Services — 16.2%
Apollo Global Management, Inc. 27,062 3,696,128
Investments
Shares Value
Common Stocks (a) (continued)
Berkshire Hathaway, Inc.,
Class
a
B* 107,569 $ 54,218,003
Block, Inc., Class
a
A* 31,405 2,575,838
Corpay, Inc.* 3,834 1,550,086
Fidelity National Information
Services, Inc. 30,313 1,235,861
Fiserv, Inc.* 31,270 1,667,004
Global Payments, Inc. 13,638 1,241,740
Jack Henry & Associates, Inc. 4,172 700,521
Mastercard, Inc., Class
a
A 47,325 27,889,096
PayPal Holdings, Inc. 51,751 2,725,466
Visa, Inc., Class
a
A 97,379 36,942,671
134,442,414
Insurance — 7.6%
Aflac, Inc. 26,879 3,113,932
Allstate Corp. (The) 15,100 3,892,780
American International Group,
Inc. 31,109 2,375,483
Aon plc, Class
a
A 12,535 4,030,253
Arch Capital Group Ltd.* 20,412 2,001,805
Arthur J Gallagher & Co. 15,070 3,950,600
Assurant, Inc. 2,907 819,367
Brown & Brown, Inc. 17,103 1,234,324
Chubb Ltd. 21,161 7,165,115
Cincinnati Financial Corp. 9,072 1,541,333
Erie Indemnity Co., Class
a
A 1,488 380,273
Everest Group Ltd. 2,321 869,563
Globe Life, Inc. 4,569 788,929
Hartford Insurance Group, Inc.
(The) 16,077 2,208,658
Loews Corp. 9,898 1,071,854
Marsh & McLennan Cos., Inc. 28,271 5,365,836
MetLife, Inc. 31,713 3,018,126
Principal Financial Group, Inc. 11,537 1,270,916
Progressive Corp. (The) 34,289 7,477,745
Prudential Financial, Inc. 20,357 2,393,983
Travelers Cos., Inc. (The) 12,478 4,566,075
W R Berkley Corp. 17,253 1,165,613
Willis Towers Watson plc 5,545 1,877,260
62,579,823
Total Common Stocks
(Cost $452,401,111)
476,892,082
Exchange Traded Funds (a) — 4 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $40,018,500) 400,000 40,048,000

AUGUST 31, 2026 (Unaudited) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
Short-Term Investments — 7 .6%
Repurchase Agreements (d) — 3 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $30,546,510
(Cost $30,543,463) $ 30,543,463
$ 30,543,463
U.S. Treasury Obligations (a) — 3 .9%
U.S. Treasury Bills (e)
3.71%, 9/17/2026 10,000,000 9,983,847
3.72%, 9/24/2026 10,000,000 9,976,713
3.78%, 11/3/2026 7,500,000 7,450,881
3.77%, 11/10/2026 5,000,000 4,963,828
Total U.S. Treasury Obligations
(Cost $32,374,945) 32,375,269
Total Short-Term Investments
(Cost $62,918,408) 62,918,732
Total Investments — 70.1%
(Cost $555,338,019) 579,858,814
Other assets less liabilities — 29.9% 247,602,343
Net Assets — 100.0% $ 827,461,157
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $103,944,860.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 40,048,000 – – – – 40,048,000 400,000 362,782

ULTRA FINANCIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
205,762,222 4/15/2027 Bank of America NA 4.73%
S&P Financial Select Sector
Index
c
34,929,294
166,146,308 3/15/2028 Barclays Bank PLC 4.83%
S&P Financial Select Sector
Index
c
14,358,659
173,149,136 4/15/2027 BNP Paribas 4.83%
S&P Financial Select Sector
Index
c
41,549,415
235,729,891 1/6/2028 Citibank NA 4.63%
S&P Financial Select Sector
Index
c
26,234,589
161,745,566 4/15/2027 Goldman Sachs International 4.38%
S&P Financial Select Sector
Index
c
22,650,398
48,157,403 4/15/2027 J.P. Morgan Securities, LLC 4.63%
S&P Financial Select Sector
Index
c
40,580,414
63,942,535 3/8/2027 Societe Generale 4.68%
S&P Financial Select Sector
Index
c
26,884,117
125,897,455 4/15/2027 UBS AG 4.68%
S&P Financial Select Sector
Index
c
40,881,389
1,180,530,516 248,068,275
Total Unrealized
Appreciation
248,068,275
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Shares Value
Exchange Traded Funds (a) — 41 .7%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $3,451,380) 34,500 $ 3,454,140
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (d) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $183,377
(Cost $183,359) $ 183,359
183,359
Total Investments — 43.9%
(Cost $3,634,739) 3,637,499
Other assets less liabilities — 56.1% 4,654,404
Net Assets — 100.0% $ 8,291,903
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $434,220.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 4,455,340 – (1,000,834) 434 (800) 3,454,140 34,500 37,701
Swap Agreements
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,304,170 11/6/2026 Bank of America NA 4.63% iShares
®
China Large-Cap ETF
c
433,123
1,341,275 11/6/2026 Citibank NA 4.40% iShares
®
China Large-Cap ETF
c
(716,285)
7,894,421 11/6/2026 Goldman Sachs International 3.93% iShares
®
China Large-Cap ETF
c
(943,370)
1,095,960 11/6/2026 Societe Generale 4.58% iShares
®
China Large-Cap ETF
c
724,085
1,966,700 11/9/2026 UBS AG 4.23% iShares
®
China Large-Cap ETF
c
(1,053,048)
16,602,526 (1,555,495)
Total Unrealized
Appreciation
1,157,208
Total Unrealized
Depreciation
(2,712,703)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA FTSE EUROPE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Shares Value
Exchange Traded Funds (a) — 53 .1%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $7,507,750) 75,000 $ 7,509,000
Principal
Amount
Short-Term Investments — 12 .0%
Repurchase Agreements (d) — 12 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,689,097
(Cost $1,688,928) $ 1,688,928
1,688,928
Total Investments — 65.1%
(Cost $9,196,678) 9,197,928
Other assets less liabilities — 34.9% 4,921,974
Net Assets — 100.0% $ 14,119,902
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,774,325.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 2,503,250 – – (250) 7,509,000 75,000 47,339
Swap Agreements
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
9,630,554 11/6/2026 Bank of America NA 4.63%
Vanguard
®
FTSE Europe ETF
Shares
c
451,259
8,784,600 12/16/2026 Citibank NA 4.43%
Vanguard
®
FTSE Europe ETF
Shares
c
628,644
8,435,571 12/16/2026 Goldman Sachs International 4.13%
Vanguard
®
FTSE Europe ETF
Shares
c
631,958
1,038,677 11/6/2026 Societe Generale 4.03%
Vanguard
®
FTSE Europe ETF
Shares
c
851,071
323,798 11/6/2026 UBS AG 3.13%
Vanguard
®
FTSE Europe ETF
Shares
c
(195,318)
28,213,200 2,367,614
Total Unrealized
Appreciation
2,562,932
Total Unrealized
Depreciation
(195,318)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA HEALTH CARE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments
Shares Value
Common Stocks — 67 .8%
Biotechnology — 13.1%
AbbVie, Inc. 18,670 $ 4,787,361
Amgen, Inc. 5,702 2,451,176
Biogen, Inc.* 1,560 337,974
Gilead Sciences, Inc. 13,118 1,919,688
Incyte Corp.* 1,774 218,592
Moderna, Inc.* 3,733 523,889
Regeneron Pharmaceuticals,
Inc. 1,058 845,427
Vertex Pharmaceuticals, Inc.* 2,682 1,460,403
12,544,510
Health Care Equipment & Supplies — 10.8%
Abbott Laboratories 18,403 2,030,955
Align Technology, Inc.* 704 112,492
Baxter International, Inc. 5,457 141,882
Becton Dickinson & Co. 2,912 547,776
Boston Scientific Corp.* 15,709 758,745
Cooper Cos., Inc. (The)* 2,062 144,526
Dexcom, Inc.* 4,080 371,525
Edwards Lifesciences Corp.* 6,084 552,123
GE HealthCare Technologies,
Inc. 4,808 342,474
IDEXX Laboratories, Inc.* 835 464,836
Insulet Corp.* 732 108,819
Intuitive Surgical, Inc.* 3,742 1,410,210
Medtronic plc 13,567 1,229,848
ResMed, Inc. 1,534 368,313
Solventum Corp.* 1,555 141,598
STERIS plc 1,039 241,713
Stryker Corp. 3,646 1,180,575
Zimmer Biomet Holdings, Inc. 2,045 204,582
10,352,992
Health Care Providers & Services — 11.9%
Cardinal Health, Inc. 2,474 580,450
Cencora, Inc. 2,056 665,322
Centene Corp.* 4,956 318,869
Cigna Group (The) 2,793 771,091
CVS Health Corp. 13,471 1,265,062
DaVita, Inc.* 340 59,843
Elevance Health, Inc. 2,295 900,879
HCA Healthcare, Inc. 1,642 680,527
Henry Schein, Inc.* 1,021 91,686
Humana, Inc. 1,267 485,552
Labcorp Holdings, Inc. 866 288,084
McKesson Corp. 1,269 1,123,471
Quest Diagnostics, Inc. 1,172 281,632
UnitedHealth Group, Inc. 9,595 3,736,389
Universal Health Services, Inc.,
Class
a
B 564 96,066
11,344,923
Health Care Technology — 0.5%
Veeva Systems, Inc., Class
a
A* 1,587 453,390
Life Sciences Tools & Services — 6.4%
Agilent Technologies, Inc. 2,987 458,684
Investments
Shares Value
Common Stocks (continued)
Bio-Techne Corp. 1,655 $ 119,673
Charles River Laboratories
International, Inc.* 509 146,714
Danaher Corp. 6,656 1,421,455
IQVIA Holdings, Inc.* 1,765 461,000
Mettler-Toledo International,
Inc.* 214 300,700
Revvity, Inc. 1,180 151,831
Thermo Fisher Scientific, Inc. 3,922 2,420,266
Waters Corp.* 1,041 431,630
West Pharmaceutical Services,
Inc. 746 254,468
6,166,421
Pharmaceuticals — 25.1%
Bristol-Myers Squibb Co. 21,579 1,441,693
Eli Lilly & Co. 8,359 9,669,106
Johnson & Johnson 25,437 6,762,426
Merck & Co., Inc. 26,079 3,853,433
Pfizer, Inc. 60,225 1,714,004
Viatris, Inc. 12,307 203,189
Zoetis, Inc., Class
a
A 4,431 341,630
23,985,481
Total Common Stocks
(Cost $53,713,007)
64,847,717
Exchange Traded Funds (a) — 8 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)(d)
(Cost $8,503,400) 85,000 8,510,200
Securities Lending Reinvestments (e) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $306,546) 306,546 306,546
Principal
Amount
Short-Term Investments — 11 .5%
Repurchase Agreements (g) — 11 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $10,953,315
(Cost $10,952,222) $ 10,952,222
10,952,222
Total Investments — 88.5%
(Cost $73,475,175) 84,616,685
Other assets less liabilities — 11.5% 10,980,229
Net Assets — 100.0% $ 95,596,914
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,696,229.
(b) Affiliated company as defined under the Investment Company
Act of 1940.

AUGUST 31, 2026 (Unaudited) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $300,160, collateralized in the form of cash with a value of $306,546 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $306,546.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 8,510,200 – – – – 8,510,200 85,000 77,091
Swap Agreements
Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,468,975 3/8/2027 Bank of America NA 4.68%
S&P Health Care Select Sector
Index
c
(2,600,599)
35,548,765 3/8/2027 BNP Paribas 4.83%
S&P Health Care Select Sector
Index
c
2,616,177
17,888,454 4/15/2027 Citibank NA 4.58%
S&P Health Care Select Sector
Index
c
1,599,958
16,720,208 3/8/2027 Goldman Sachs International 4.38%
S&P Health Care Select Sector
Index
c
660,102
10,058,277 3/8/2027 Societe Generale 4.63%
S&P Health Care Select Sector
Index
c
947,371
43,863,447 3/8/2027 UBS AG 4.68%
S&P Health Care Select Sector
Index
c
1,726,933
126,548,126 4,949,942
Total Unrealized
Appreciation
7,550,541
Total Unrealized
Depreciation
(2,600,599)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Shares Value
Exchange Traded Funds (a) — 18 .0%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)(d)
(Cost $2,000,800) 20,000 $ 2,002,400
Securities Lending Reinvestments (e) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $51,330) 51,330 51,330
Principal
Amount
Short-Term Investments — 128 .0%
Repurchase Agreements (g) — 128 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $14,167,031
(Cost $14,165,617) $ 14,165,617
14,165,617
Total Investments — 146.5%
(Cost $16,217,747) 16,219,347
Liabilities in excess of other assets — (46.5%) (5,148,813)
Net Assets — 100.0% $ 11,070,534
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,940,225.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $50,260, collateralized in the form of cash with a value of $51,330 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $51,330.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 2,002,400 – – – – 2,002,400 20,000 18,139

AUGUST 31, 2026 (Unaudited) :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Swap Agreements
Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
9,723,529 3/15/2028 BNP Paribas 3.93%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(6,562)
4,685,517 3/8/2027 Citibank NA 3.58%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
(107,903)
3,582,678 11/6/2026 Goldman Sachs International 2.63%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
273,687
4,190,786 11/15/2027 UBS AG 3.63%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF
c
16,629
22,182,510 175,851
Total Unrealized
Appreciation
290,316
Total Unrealized
Depreciation
(114,465)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA INDUSTRIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks — 64 .7%
Aerospace & Defense — 16.6%
Axon Enterprise, Inc.* 277 $ 156,937
Boeing Co. (The)* 2,704 561,837
General Dynamics Corp. 871 323,446
General Electric Co. 3,580 1,201,842
Honeywell Aerospace, Inc.* 1,087 171,865
Howmet Aerospace, Inc. 1,373 336,316
Huntington Ingalls Industries,
Inc. 135 39,312
L3Harris Technologies, Inc. 639 170,134
Lockheed Martin Corp. 696 390,616
Northrop Grumman Corp. 458 247,183
RTX Corp. 4,619 959,505
Textron, Inc. 597 48,094
TransDigm Group, Inc. 192 224,974
4,832,061
Air Freight & Logistics — 2.3%
CH Robinson Worldwide, Inc. 405 60,612
Expeditors International of
Washington, Inc. 448 84,963
FedEx Corp. 754 246,860
United Parcel Service, Inc.,
Class
a
B 2,561 266,933
659,368
Building Products — 3.3%
A O Smith Corp. 384 22,706
Allegion plc 294 45,643
Builders FirstSource, Inc.* 370 24,568
Carrier Global Corp. 2,679 155,971
Johnson Controls International
plc 2,094 289,475
Lennox International, Inc. 108 41,325
Masco Corp. 692 49,935
Trane Technologies plc 758 336,855
966,478
Commercial Services & Supplies — 3.0%
Cintas Corp. 1,167 235,489
Copart, Inc.* 3,042 100,356
Republic Services, Inc., Class
a
A 687 151,772
Rollins, Inc. 1,008 36,358
Veralto Corp. 843 83,094
Waste Management, Inc. 1,267 277,372
884,441
Construction & Engineering — 2.1%
Comfort Systems USA, Inc. 121 187,020
EMCOR Group, Inc. 153 112,385
Quanta Services, Inc. 514 312,044
611,449
Electrical Equipment — 8.5%
AMETEK, Inc. 787 185,079
Eaton Corp. plc 1,332 535,304
Emerson Electric Co. 1,921 292,837
GE Vernova, Inc. 922 828,445
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 201 $ 37,262
Hubbell, Inc., Class
a
B 182 82,446
Rockwell Automation, Inc. 382 162,132
Vertiv Holdings Co., Class
a
A 1,317 340,734
2,464,239
Ground Transportation — 6.8%
CSX Corp. 6,374 321,951
Fedex Freight Holding Co., Inc.* 373 49,885
JB Hunt Transport Services,
Inc. 255 67,695
Norfolk Southern Corp. 770 263,948
Old Dominion Freight Line, Inc. 628 125,575
Uber Technologies, Inc.* 6,983 528,264
Union Pacific Corp. 2,037 612,465
1,969,783
Industrial Conglomerates — 2.1%
3M Co. 1,789 307,404
DuPont de Nemours, Inc. 469 63,123
Honeywell International, Inc. 1,087 232,107
602,634
Machinery — 13.2%
Caterpillar, Inc. 1,580 1,260,003
Cummins, Inc. 474 267,526
Deere & Co. 861 563,877
Dover Corp. 463 89,928
Fortive Corp. 1,046 61,547
IDEX Corp. 254 58,075
Illinois Tool Works, Inc. 898 247,282
Ingersoll Rand, Inc. 1,221 94,078
Nordson Corp. 182 58,553
Otis Worldwide Corp. 1,316 93,607
PACCAR, Inc. 1,806 224,179
Parker-Hannifin Corp. 433 424,097
Pentair plc 554 33,495
Snap-on, Inc. 178 68,763
Stanley Black & Decker, Inc. 534 51,462
Westinghouse Air Brake
Technologies Corp. 581 166,125
Xylem, Inc. 816 89,850
3,852,447
Passenger Airlines — 1.2%
Delta Air Lines, Inc. 2,242 174,876
Southwest Airlines Co. 1,677 64,615
United Airlines Holdings, Inc.* 1,113 120,193
359,684
Professional Services — 3.0%
Automatic Data Processing, Inc. 1,372 392,612
Broadridge Financial Solutions,
Inc. 397 72,405
Equifax, Inc. 409 77,366
Jacobs Solutions, Inc. 405 60,365
Leidos Holdings, Inc. 432 60,571
Paychex, Inc. 1,106 140,838

AUGUST 31, 2026 (Unaudited) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 449 $ 87,007
891,164
Trading Companies & Distributors — 2.6%
Fastenal Co. 3,938 194,183
Ferguson Enterprises, Inc. 660 148,177
United Rentals, Inc. 215 223,170
WW Grainger, Inc. 150 196,423
761,953
Total Common Stocks
(Cost $16,123,780)
18,855,701
Principal
Amount
Short-Term Investments — 10 .5%
Repurchase Agreements (a) — 10 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,058,415
(Cost $3,058,108) $ 3,058,108
3,058,108
Total Investments — 75.2%
(Cost $19,181,888) 21,913,809
Other assets less liabilities — 24.8% 7,213,363
Net Assets — 100.0% $ 29,127,172
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
9,667,343 11/6/2026 Bank of America NA 4.68%
S&P Industrials Select Sector
Index
c
509,753
9,489,232 2/15/2028 BNP Paribas 4.83%
S&P Industrials Select Sector
Index
c
(89,962)
6,043,412 2/15/2028 Goldman Sachs International 4.38%
S&P Industrials Select Sector
Index
c
(44,647)
4,537,408 3/8/2027 Societe Generale 4.73%
S&P Industrials Select Sector
Index
c
1,211,608
9,625,019 11/6/2026 UBS AG 4.68%
S&P Industrials Select Sector
Index
c
1,319,812
39,362,414 2,906,564
Total Unrealized
Appreciation
3,041,173
Total Unrealized
Depreciation
(134,609)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments
Shares Value
Common Stocks — 69 .3%
Chemicals — 34.5%
Air Products and Chemicals,
Inc. 4,495 $ 1,391,023
Albemarle Corp. 4,500 607,365
CF Industries Holdings, Inc. 5,862 762,236
Corteva, Inc. 16,704 1,413,660
Dow, Inc. 27,485 838,842
Ecolab, Inc. 4,837 1,369,838
International Flavors &
Fragrances, Inc. 9,742 841,027
Linde plc 7,725 3,782,006
LyondellBasell Industries NV,
Class
a
A 9,854 641,298
Mosaic Co. (The) 12,134 292,672
PPG Industries, Inc. 8,496 952,996
Sherwin-Williams Co. (The) 4,090 1,385,733
14,278,696
Construction Materials — 8.6%
CRH plc 12,415 1,170,610
Martin Marietta Materials, Inc. 2,248 1,166,038
Vulcan Materials Co. 4,559 1,229,015
3,565,663
Containers & Packaging — 10.8%
Amcor plc 17,643 809,638
Avery Dennison Corp. 2,919 508,227
Ball Corp. 10,160 639,775
International Paper Co. 20,203 766,300
Packaging Corp. of America 3,379 790,483
Smurfit Westrock plc 19,999 937,953
4,452,376
Industrial Conglomerates — 0.0%(a)
DuPont de Nemours, Inc. 1 134
Metals & Mining — 15.4%
Freeport-McMoRan, Inc. 24,020 1,819,275
Newmont Corp. 17,838 2,248,658
Nucor Corp. 4,962 1,238,714
Steel Dynamics, Inc. 4,632 1,077,496
6,384,143
Total Common Stocks
(Cost $27,262,093)
28,681,012
Investments
Principal
Amount Value
Short-Term Investments — 14 .4%
Repurchase Agreements (b) — 14 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,955,972
(Cost $5,955,377) $ 5,955,377
$ 5,955,377
Total Investments — 83.7%
(Cost $33,217,470) 34,636,389
Other assets less liabilities — 16.3% 6,727,884
Net Assets — 100.0% $ 41,364,273
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
11,708,921 3/8/2027 Bank of America NA 4.68%
S&P Materials Select Sector
Index
c
(272,071)
10,470,520 2/15/2028 BNP Paribas 4.83%
S&P Materials Select Sector
Index
c
379,261
10,757,766 2/15/2028 Goldman Sachs International 4.38%
S&P Materials Select Sector
Index
c
489,729
8,847,634 2/15/2028 Societe Generale 4.63%
S&P Materials Select Sector
Index
c
404,993
12,145,937 2/15/2028 UBS AG 4.68%
S&P Materials Select Sector
Index
c
436,326
53,930,778 1,438,238
Total Unrealized
Appreciation
1,710,309
Total Unrealized
Depreciation
(272,071)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) — 76 .3%
Aerospace & Defense — 3.1%
AeroVironment, Inc.* 1,035 $ 153,542
ATI, Inc.* 4,376 893,579
BWX Technologies, Inc. 2,938 447,428
Carpenter Technology Corp. 1,593 758,937
Curtiss-Wright Corp. 1,184 689,716
Hexcel Corp. 2,419 224,169
Kratos Defense & Security
Solutions, Inc.* 6,013 306,543
Moog, Inc., Class
a
A 911 338,436
StandardAero, Inc.* 6,075 148,777
Woodward, Inc. 1,910 649,056
4,610,183
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 3,689 176,076
Automobile Components — 0.8%
Autoliv, Inc. 2,208 267,632
BorgWarner, Inc. 6,576 421,916
Gentex Corp. 6,828 152,742
Lear Corp. 1,606 200,734
Visteon Corp. 855 87,056
1,130,080
Automobiles — 0.1%
Harley-Davidson, Inc. 3,376 93,178
Thor Industries, Inc. 1,687 128,212
221,390
Banks — 4.3%
Associated Banc-Corp. 5,238 160,335
Bank OZK 3,291 161,522
Columbia Banking System, Inc. 9,283 275,148
Commerce Bancshares, Inc. 4,347 250,865
Cullen/Frost Bankers, Inc. 2,014 323,992
East West Bancorp, Inc. 4,393 557,296
First Financial Bankshares, Inc. 4,181 138,935
First Horizon Corp. 15,219 370,126
Flagstar Bank NA 9,625 128,109
FNB Corp. 11,415 208,095
Glacier Bancorp, Inc. 4,132 191,353
Hancock Whitney Corp. 2,602 193,823
Home BancShares, Inc. 6,006 176,937
International Bancshares Corp. 1,734 121,657
Old National Bancorp 11,026 282,045
Pinnacle Financial Partners, Inc. 4,823 482,155
Prosperity Bancshares, Inc. 3,777 270,282
Southstate Bank Corp. 3,132 328,516
Texas Capital Bancshares, Inc. 1,401 136,149
UMB Financial Corp. 2,290 324,333
United Bankshares, Inc. 4,408 207,749
Valley National Bancorp 15,282 208,447
Western Alliance Bancorp 3,284 256,579
Wintrust Financial Corp. 2,163 325,229
Zions Bancorp NA 4,716 314,510
6,394,187
Investments
Shares Value
Common Stocks (a) (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 239 $ 42,497
Celsius Holdings, Inc.* 5,083 159,860
Coca-Cola Consolidated, Inc. 1,813 354,568
556,925
Biotechnology — 2.6%
Arrowhead Pharmaceuticals,
Inc.* 4,517 372,156
BioMarin Pharmaceutical, Inc.* 6,197 404,230
Cytokinetics, Inc.* 4,353 308,671
Exelixis, Inc.* 8,060 440,398
Halozyme Therapeutics, Inc.* 3,803 404,981
Krystal Biotech, Inc.* 841 302,222
Neurocrine Biosciences, Inc.* 3,224 496,593
Roivant Sciences Ltd.* 14,462 500,964
United Therapeutics Corp.* 1,361 694,627
3,924,842
Broadline Retail — 0.2%
Macy's, Inc. 8,457 185,716
Ollie's Bargain Outlet Holdings,
Inc.* 1,945 146,692
332,408
Building Products — 1.4%
AAON, Inc. 2,180 165,615
Advanced Drainage Systems,
Inc. 2,298 311,907
Carlisle Cos., Inc. 1,295 448,821
Fortune Brands Innovations,
Inc. 3,826 169,607
Louisiana-Pacific Corp. 2,039 143,770
Owens Corning 2,583 356,841
Simpson Manufacturing Co.,
Inc. 1,318 240,680
Trex Co., Inc.* 3,331 151,827
UFP Industries, Inc. 1,812 153,150
2,142,218
Capital Markets — 1.8%
Affiliated Managers Group, Inc. 847 311,857
Carlyle Group, Inc. (The) 8,310 402,121
Evercore, Inc., Class
a
A 1,240 355,173
Federated Hermes, Inc.,
Class
a
B 2,322 147,795
Hamilton Lane, Inc., Class
a
A 1,310 142,554
Houlihan Lokey, Inc., Class
a
A 1,738 231,658
Jefferies Financial Group, Inc. 5,244 276,044
Morningstar, Inc. 707 154,791
SEI Investments Co. 2,931 325,283
Stifel Financial Corp. 4,918 397,276
2,744,552
Chemicals — 1.2%
Ashland, Inc. 1,468 107,648
Avient Corp. 2,941 129,581
Axalta Coating Systems Ltd.* 6,862 249,914

AUGUST 31, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Cabot Corp. 1,655 $ 136,885
NewMarket Corp. 244 219,039
Olin Corp. 3,653 63,562
RPM International, Inc. 4,092 425,977
Scotts Miracle-Gro Co. (The) 1,436 85,873
Solstice Advanced Materials,
Inc. 5,092 322,782
Westlake Corp. 1,068 80,175
1,821,436
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 1,320 143,788
Clean Harbors, Inc.* 1,593 502,193
MSA Safety, Inc. 1,163 217,213
RB Global, Inc. 5,974 505,281
Tetra Tech, Inc. 8,322 300,757
1,669,232
Communications Equipment — 0.2%
Viavi Solutions, Inc.* 7,500 272,175
Construction & Engineering — 1.8%
AECOM 4,121 277,879
API Group Corp.* 12,363 485,248
Dycom Industries, Inc.* 962 280,144
Fluor Corp.* 4,479 244,151
IES Holdings, Inc.* 564 170,892
MasTec, Inc.* 1,976 473,805
Sterling Infrastructure, Inc.* 984 462,549
Valmont Industries, Inc. 623 292,598
2,687,266
Construction Materials — 0.2%
Eagle Materials, Inc. 1,007 195,620
Knife River Corp.* 1,820 114,114
309,734
Consumer Finance — 0.5%
Ally Financial, Inc. 8,944 377,526
FirstCash Holdings, Inc. 1,237 265,299
SLM Corp. 6,041 156,885
799,710
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class
a
A 11,418 141,012
BJ's Wholesale Club Holdings,
Inc.* 4,094 371,121
Maplebear, Inc.* 5,275 266,493
Performance Food Group Co.* 5,037 499,519
Sprouts Farmers Market, Inc.* 3,015 247,351
US Foods Holding Corp.* 7,062 740,380
2,265,876
Containers & Packaging — 0.8%
AptarGroup, Inc. 2,047 269,426
Crown Holdings, Inc. 3,543 412,370
Graphic Packaging Holding Co. 9,488 106,266
Greif, Inc., Class
a
A 794 65,704
Silgan Holdings, Inc. 2,813 116,852
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 3,170 $ 174,825
1,145,443
Diversified Consumer Services — 0.7%
Duolingo, Inc., Class
a
A* 1,290 191,385
Graham Holdings Co., Class
a
B 107 120,791
Grand Canyon Education, Inc.* 841 124,577
H&R Block, Inc. 4,064 209,906
Service Corp. International 4,424 361,175
1,007,834
Diversified REITs — 0.3%
WP Carey, Inc., REIT 7,142 499,654
Electric Utilities — 0.6%
IDACORP, Inc. 1,776 241,820
OGE Energy Corp. 6,617 301,934
Portland General Electric Co. 3,711 181,319
TXNM Energy, Inc. 3,195 184,064
909,137
Electrical Equipment — 1.6%
Acuity, Inc. 965 320,177
EnerSys 1,182 217,323
Nextpower, Inc., Class
a
A* 4,761 390,545
nVent Electric plc 5,186 781,790
Regal Rexnord Corp. 2,134 338,132
Sensata Technologies Holding
plc 4,663 191,323
Vicor Corp.* 749 140,572
2,379,862
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries,
Inc. 1,220 337,769
Arrow Electronics, Inc.* 1,640 335,265
Avnet, Inc. 2,631 235,632
Belden, Inc. 1,249 142,961
Cognex Corp. 5,336 325,283
Crane NXT Co. 1,587 77,604
Fabrinet* 1,149 474,457
IPG Photonics Corp.* 817 62,157
Littelfuse, Inc. 811 334,278
Novanta, Inc.* 1,142 166,983
Sanmina Corp.* 1,719 338,162
TD SYNNEX Corp. 2,397 606,081
TTM Technologies, Inc.* 3,329 395,885
Vontier Corp. 4,515 145,428
3,977,945
Energy Equipment & Services — 1.1%
NOV, Inc. 11,509 245,027
TechnipFMC plc 12,784 999,069
Valaris Ltd.* 2,065 178,354
Weatherford International plc 2,306 225,458
1,647,908
Entertainment — 0.5%
Roku, Inc., Class
a
A* 4,206 660,048

ULTRA MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Warner Music Group Corp.,
Class
a
A 4,690 $ 132,305
792,353
Financial Services — 1.5%
Corebridge Financial, Inc. 7,762 252,575
Equitable Holdings, Inc. 9,027 452,524
Essent Group Ltd. 2,955 199,640
Euronet Worldwide, Inc.* 1,135 78,894
MGIC Investment Corp. 6,781 207,838
Shift4 Payments, Inc.,
Class
a
A(b) 1,882 79,571
Toast, Inc., Class
a
A* 15,056 513,259
Voya Financial, Inc. 2,906 294,436
WEX, Inc.* 1,111 211,734
2,290,471
Food Products — 0.5%
Darling Ingredients, Inc.* 5,096 337,712
Ingredion, Inc. 2,022 209,196
Marzetti Co. (The) 650 73,223
Pilgrim's Pride Corp.* 1,374 43,116
Post Holdings, Inc.* 1,279 106,617
769,864
Gas Utilities — 0.8%
National Fuel Gas Co. 3,048 253,167
New Jersey Resources Corp. 3,236 172,608
ONE Gas, Inc. 2,013 159,570
Southwest Gas Holdings, Inc. 2,066 182,490
Spire, Inc. 1,895 155,087
UGI Corp. 6,875 264,344
1,187,266
Ground Transportation — 1.3%
Avis Budget Group, Inc.* 543 80,087
Knight-Swift Transportation
Holdings, Inc., Class
a
A 5,210 356,937
Landstar System, Inc. 1,088 196,526
Ryder System, Inc. 1,241 303,375
Saia, Inc.* 854 303,281
XPO, Inc.* 3,765 730,372
1,970,578
Health Care Equipment & Supplies — 0.9%
DENTSPLY SIRONA, Inc. 6,425 71,767
Envista Holdings Corp.* 5,218 141,617
Globus Medical, Inc., Class
a
A* 3,634 295,699
Haemonetics Corp.* 1,490 153,574
Lantheus Holdings, Inc.* 2,087 210,703
LivaNova plc* 1,762 140,625
Penumbra, Inc.* 1,260 407,106
1,421,091
Health Care Providers & Services — 1.9%
BrightSpring Health Services,
Inc.* 5,071 296,146
Chemed Corp. 426 220,971
Encompass Health Corp. 3,181 382,388
Investments
Shares Value
Common Stocks (a) (continued)
Ensign Group, Inc. (The) 1,858 $ 320,059
HealthEquity, Inc.* 2,709 261,527
Hims & Hers Health, Inc.* 6,795 200,996
Molina Healthcare, Inc.* 1,670 331,946
Option Care Health, Inc.* 5,036 118,094
Tenet Healthcare Corp.* 2,762 734,443
2,866,570
Health Care REITs — 1.0%
American Healthcare REIT, Inc. 6,180 341,198
CareTrust REIT, Inc. 7,575 295,046
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 11,112 211,572
Omega Healthcare Investors,
Inc., REIT 9,549 436,580
Sabra Health Care REIT, Inc. 8,091 164,976
1,449,372
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,290 114,586
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 6,457 98,792
Hotels, Restaurants & Leisure — 1.8%
Aramark 8,432 474,806
Boyd Gaming Corp. 1,764 136,869
Cava Group, Inc.* 3,210 211,057
Choice Hotels International, Inc. 650 67,184
Churchill Downs, Inc. 2,123 185,720
Dutch Bros, Inc., Class
a
A* 4,090 199,837
Hilton Grand Vacations, Inc.* 1,926 81,682
Hyatt Hotels Corp., Class
a
A 1,315 219,566
Planet Fitness, Inc., Class
a
A* 2,538 130,961
Texas Roadhouse, Inc., Class
a
A 2,108 412,325
Travel + Leisure Co. 2,002 137,657
Vail Resorts, Inc.(b) 1,142 156,351
Wingstop, Inc. 873 95,576
Wyndham Hotels & Resorts,
Inc. 2,400 176,784
2,686,375
Household Durables — 1.0%
KB Home 2,009 107,080
SharkNinja, Inc.* 2,269 436,760
Somnigroup International, Inc. 7,381 477,920
Toll Brothers, Inc. 3,036 435,514
Whirlpool Corp. 2,079 84,906
1,542,180
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc. 1,970 200,940
Talen Energy Corp.* 1,456 430,627
631,567
Industrial REITs — 0.7%
EastGroup Properties, Inc.,
REIT 1,721 343,339

AUGUST 31, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
First Industrial Realty Trust, Inc.,
REIT 4,251 $ 263,052
Rexford Industrial Realty, Inc.,
REIT 7,181 265,984
STAG Industrial, Inc., REIT 6,131 228,380
1,100,755
Insurance — 2.8%
American Financial Group, Inc. 2,211 315,178
Brighthouse Financial, Inc.* 1,833 97,186
CNO Financial Group, Inc. 2,994 164,041
Fidelity National Financial, Inc. 8,112 376,802
First American Financial Corp. 3,267 241,497
Hanover Insurance Group, Inc.
(The) 1,122 253,695
Kinsale Capital Group, Inc. 702 262,478
Old Republic International
Corp. 7,185 299,830
Primerica, Inc. 1,000 287,650
Reinsurance Group of America,
Inc. 2,101 516,930
RenaissanceRe Holdings Ltd. 1,366 447,556
RLI Corp. 2,948 187,110
Ryan Specialty Holdings, Inc.,
Class
a
A 3,653 154,084
Selective Insurance Group, Inc. 1,921 175,368
Unum Group 4,713 439,346
4,218,751
Interactive Media & Services — 0.2%
Pinterest, Inc., Class
a
A* 15,447 335,354
IT Services — 1.6%
DigitalOcean Holdings, Inc.* 2,610 288,901
Kyndryl Holdings, Inc.* 7,229 97,230
Okta, Inc., Class
a
A* 5,375 930,090
Twilio, Inc., Class
a
A* 4,866 1,146,576
2,462,797
Leisure Products — 0.3%
Brunswick Corp. 2,084 158,176
Mattel, Inc.* 9,319 139,319
Polaris, Inc. 1,732 111,783
YETI Holdings, Inc.* 2,429 99,710
508,988
Life Sciences Tools & Services — 1.8%
Avantor, Inc.* 21,893 318,324
Bio-Rad Laboratories, Inc.,
Class
a
A* 578 223,177
Bruker Corp. 3,563 206,690
Illumina, Inc.* 4,852 1,036,533
Medpace Holdings, Inc.* 723 429,455
Repligen Corp.* 1,700 307,666
Sotera Health Co.* 8,504 160,725
2,682,570
Machinery — 4.2%
AGCO Corp. 1,927 227,983
Investments
Shares Value
Common Stocks (a) (continued)
Allison Transmission Holdings,
Inc. 2,659 $ 334,263
CNH Industrial NV 28,229 333,949
Crane Co. 1,574 322,780
Donaldson Co., Inc. 3,714 337,565
Esab Corp. 1,835 138,322
Flowserve Corp. 4,097 324,032
Graco, Inc. 5,321 412,005
ITT, Inc. 2,867 574,231
Lincoln Electric Holdings, Inc. 1,757 494,121
Middleby Corp. (The)* 1,334 147,861
Mueller Industries, Inc. 7,091 442,549
Oshkosh Corp. 1,999 308,066
RBC Bearings, Inc.* 1,011 499,697
SPX Technologies, Inc.* 1,605 315,784
Terex Corp. 3,662 232,574
Timken Co. (The) 2,028 244,273
Toro Co. (The) 3,109 304,091
Watts Water Technologies, Inc.,
Class
a
A 881 322,226
6,316,372
Marine Transportation — 0.2%
Kirby Corp.* 1,716 243,432
Media — 0.5%
New York Times Co. (The),
Class
a
A 5,164 347,382
Nexstar Media Group, Inc.,
Class
a
A 921 167,742
Sirius XM Holdings, Inc. 6,045 170,288
685,412
Metals & Mining — 2.4%
Alcoa Corp. 8,461 422,627
Cleveland-Cliffs, Inc.* 18,291 211,261
Coeur Mining, Inc. 33,172 689,314
Commercial Metals Co. 3,555 239,856
Hecla Mining Co. 21,506 427,324
MP Materials Corp.(b) 4,338 237,505
Reliance, Inc. 1,637 628,690
Royal Gold, Inc. 2,612 682,960
3,539,537
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 23,497 538,552
Starwood Property Trust, Inc. 11,176 175,463
714,015
Multi-Utilities — 0.2%
Black Hills Corp. 2,440 174,899
Northwestern Energy Group,
Inc. 1,972 136,384
311,283
Office REITs — 0.4%
COPT Defense Properties, REIT 3,619 130,284
Cousins Properties, Inc., REIT 5,276 152,951

ULTRA MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Kilroy Realty Corp., REIT 3,430 $ 124,509
Vornado Realty Trust, REIT 5,066 189,367
597,111
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. 10,662 239,042
Antero Resources Corp.* 9,438 363,174
Chord Energy Corp. 1,806 265,681
CNX Resources Corp.* 4,537 165,056
DT Midstream, Inc. 3,270 428,435
HF Sinclair Corp. 4,913 499,210
Matador Resources Co. 3,742 217,073
Murphy Oil Corp. 4,321 157,371
Ovintiv, Inc. 8,831 579,755
PBF Energy, Inc., Class
a
A 2,694 196,635
Permian Resources Corp.,
Class
a
A 25,237 587,770
Range Resources Corp. 7,555 312,173
Viper Energy, Inc., Class
a
A 6,228 278,952
4,290,327
Passenger Airlines — 0.3%
Alaska Air Group, Inc.* 3,573 147,672
American Airlines Group, Inc.* 21,207 284,810
432,482
Personal Care Products — 0.1%
elf Beauty, Inc.* 1,893 206,432
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.* 16,015 383,079
Jazz Pharmaceuticals plc* 2,012 504,368
887,447
Professional Services — 1.9%
Booz Allen Hamilton Holding
Corp., Class
a
A 3,868 292,614
CACI International, Inc.,
Class
a
A* 708 441,091
ExlService Holdings, Inc.* 4,899 186,554
Exponent, Inc. 1,555 110,421
FTI Consulting, Inc.* 949 142,891
Genpact Ltd. 5,055 191,989
KBR, Inc. 4,066 152,475
Maximus, Inc. 1,685 97,342
Parsons Corp.* 1,715 83,418
Paylocity Holding Corp.* 1,391 222,866
Science Applications
International Corp. 1,382 177,200
TransUnion 6,183 524,998
UL Solutions, Inc., Class
a
A 2,494 185,853
2,809,712
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.* 1,487 544,049
Residential REITs — 0.9%
American Homes 4 Rent,
Class
a
A, REIT 10,157 338,228
Investments
Shares Value
Common Stocks (a) (continued)
Equity LifeStyle Properties, Inc.,
REIT 6,218 $ 394,532
Independence Realty Trust,
Inc., REIT 7,545 122,078
Sun Communities, Inc., REIT 3,713 450,833
1,305,671
Retail REITs — 0.7%
Agree Realty Corp., REIT 3,845 277,801
Brixmor Property Group, Inc.,
REIT 9,839 284,249
Kite Realty Group Trust, REIT 6,512 168,010
NNN REIT, Inc. 6,100 275,720
1,005,780
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.* 3,982 144,347
Amkor Technology, Inc. 3,656 172,929
Cirrus Logic, Inc.* 1,636 179,158
Entegris, Inc. 4,890 661,568
Lattice Semiconductor Corp.* 4,392 506,573
MACOM Technology Solutions
Holdings, Inc.* 2,104 555,098
MKS, Inc. 2,166 555,016
Onto Innovation, Inc.* 1,595 426,200
Rambus, Inc.* 3,468 300,641
Semtech Corp.* 2,986 397,019
Silicon Laboratories, Inc.* 1,057 231,536
SiTime Corp.* 711 402,014
Synaptics, Inc.* 1,239 119,836
Universal Display Corp. 1,395 116,022
4,767,957
Software — 2.9%
Appfolio, Inc., Class
a
A* 770 180,342
Bentley Systems, Inc., Class
a
B 4,780 175,665
BILL Holdings, Inc.* 2,842 139,912
Commvault Systems, Inc.* 1,322 181,801
Docusign, Inc., Class
a
A* 6,232 412,995
Dolby Laboratories, Inc.,
Class
a
A 1,935 119,119
Dropbox, Inc., Class
a
A* 4,803 169,017
Dynatrace, Inc.* 9,448 515,766
Guidewire Software, Inc.* 2,714 555,691
InterDigital, Inc. 829 277,740
Manhattan Associates, Inc.* 1,897 423,391
Nutanix, Inc., Class
a
A* 8,503 583,051
Pegasystems, Inc. 2,894 106,528
Qualys, Inc.* 1,129 210,152
UiPath, Inc., Class
a
A* 13,695 255,686
4,306,856
Specialized REITs — 0.9%
CubeSmart, REIT 7,260 288,367
EPR Properties, REIT 2,453 144,015
Gaming and Leisure Properties,
Inc., REIT 9,081 382,038
Lamar Advertising Co., Class
a
A,
REIT 2,791 415,887

AUGUST 31, 2026 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Rayonier, Inc., REIT 8,872 $ 181,876
1,412,183
Specialty Retail — 2.3%
Abercrombie & Fitch Co.,
Class
a
A* 1,434 205,177
AutoNation, Inc.* 805 162,006
Bath & Body Works, Inc. 6,458 124,317
Burlington Stores, Inc.* 2,015 523,416
Chewy, Inc., Class
a
A* 7,702 183,308
Dick's Sporting Goods, Inc. 2,113 285,466
Five Below, Inc.* 1,772 437,400
Floor & Decor Holdings, Inc.,
Class
a
A* 3,467 174,286
GameStop Corp., Class
a
A(b) 13,228 243,131
Gap, Inc. (The) 7,147 159,450
Lithia Motors, Inc., Class
a
A 731 268,511
Murphy USA, Inc. 539 277,795
Penske Automotive Group, Inc. 591 128,005
RH* 496 73,978
Valvoline, Inc.* 4,090 131,125
3,377,371
Technology Hardware, Storage & Peripherals — 0.6%
Everpure, Inc., Class
a
A* 10,117 940,375
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 3,822 50,642
Columbia Sportswear Co. 771 44,255
Crocs, Inc.* 1,593 191,765
PVH Corp. 1,477 109,534
VF Corp. 10,540 141,658
537,854
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies,
Inc. 1,185 383,916
Core & Main, Inc., Class
a
A* 6,033 259,178
GATX Corp. 1,138 199,070
MSC Industrial Direct Co., Inc.,
Class
a
A 1,468 174,516
Watsco, Inc. 1,122 347,618
WESCO International, Inc. 1,562 531,705
1,896,003
Water Utilities — 0.2%
Essential Utilities, Inc. 9,094 374,400
Total Common Stocks
(Cost $102,648,647)
114,258,414
Exchange Traded Funds (a) — 3 .3%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)
(Cost $5,004,500) 50,000 5,006,000
Investments
Shares Value
Securities Lending Reinvestments (e) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $123,020) 123,020 $ 123,020
Principal
Amount
Short-Term Investments — 2 .1%
Repurchase Agreements (g) — 2 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,163,705
(Cost $3,163,390) $ 3,163,390
3,163,390
Total Investments — 81.8%
(Cost $110,939,557) 122,550,824
Other assets less liabilities — 18.2% 27,252,330
Net Assets — 100.0% $ 149,803,154
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,826,780.
(b) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $430,040, collateralized in the form of cash with a value of $123,020 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $343,491 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.25%, and maturity dates ranging from
September 17, 2026 – February 15, 2055. The total value of
collateral is $466,511.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $123,020.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

ULTRA MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 – – – – 5,006,000 50,000 45,348
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 67 9/18/2026 U.S. Dollar $ 25,239,570 $ (227,948)
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
25,513,228 1/12/2027 Bank of America NA 4.68% S&P MidCap 400
®
3,419,613
20,745,244 1/12/2027 BNP Paribas 4.73% S&P MidCap 400
®
1,948,883
21,087,426 3/8/2027 Citibank NA 4.43% S&P MidCap 400
®
3,218,902
11,867,318 11/6/2026 Goldman Sachs International 4.28% S&P MidCap 400
®
154,034
43,655,391 11/6/2026 Goldman Sachs International 4.05%
SPDR
®
S&P MidCap 400
®
ETF
Trust (1,576,455)
55,522,709 (1,422,421)
18,244,685 11/6/2026 Societe Generale 4.53% S&P MidCap 400
®
1,626,512
19,041,855 11/6/2026 UBS AG 4.68% S&P MidCap 400
®
2,120,458
160,155,147 10,911,947
Total Unrealized
Appreciation
12,488,402
Total Unrealized
Depreciation
(1,576,455)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 35 .3%
Repurchase Agreements (a) — 35 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,239,123
(Cost $1,238,999) $ 1,238,999
$ 1,238,999
Total Investments — 35.3%
(Cost $1,238,999) 1,238,999
Other assets less liabilities — 64.7% 2,270,880
Net Assets — 100.0% $ 3,509,879
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
811,677 11/6/2026 Bank of America NA 4.63%
iShares
®
MSCI Brazil Capped
ETF
c
236,456
1,235,428 11/6/2026 Citibank NA 4.43%
iShares
®
MSCI Brazil Capped
ETF
c
368,766
1,349,687 11/6/2026 Goldman Sachs International 4.13%
iShares
®
MSCI Brazil Capped
ETF
c
(144,704)
287,076 11/6/2026 Societe Generale 4.03%
iShares
®
MSCI Brazil Capped
ETF
c
232,360
3,334,940 11/6/2026 UBS AG 4.03%
iShares
®
MSCI Brazil Capped
ETF
c
(175,862)
7,018,808 517,016
Total Unrealized
Appreciation
837,582
Total Unrealized
Depreciation
(320,566)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Shares Value
Exchange Traded Funds (a) — 44 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $13,006,100) 130,000 $ 13,015,600
Principal
Amount
Short-Term Investments — 16 .0%
Repurchase Agreements (d) — 16 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,622,694
(Cost $4,622,233) $ 4,622,233
4,622,233
Total Investments — 60.9%
(Cost $17,628,333) 17,637,833
Other assets less liabilities — 39.1% 11,305,474
Net Assets — 100.0% $ 28,943,307
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,325,982.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 12,014,400 1,001,300 – – (100) 13,015,600 130,000 110,162
Swap Agreements
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
8,581,821 11/6/2026 Bank of America NA 4.63% iShares
®
MSCI EAFE ETF
c
2,328,313
28,395,716 11/6/2026 Citibank NA 4.43% iShares
®
MSCI EAFE ETF
c
881,269
9,833,984 11/6/2026 Goldman Sachs International 4.03% iShares
®
MSCI EAFE ETF
c
2,398,220
8,566,421 11/6/2026 Societe Generale 4.23% iShares
®
MSCI EAFE ETF
c
2,485,305
2,456,768 12/16/2026 UBS AG 4.03% iShares
®
MSCI EAFE ETF
c
(32,766)
57,834,710 8,060,341
Total Unrealized
Appreciation
8,093,107
Total Unrealized
Depreciation
(32,766)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: ULTRA MSCI EMERGING MARKTES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Shares Value
Exchange Traded Funds (a) — 50 .6%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $19,507,800) 195,000 $ 19,523,400
Principal
Amount
Short-Term Investments — 17 .6%
Repurchase Agreements (d) — 17 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $6,790,553
(Cost $6,789,876) $ 6,789,876
6,789,876
Total Investments — 68.2%
(Cost $26,297,676) 26,313,276
Other assets less liabilities — 31.8% 12,259,508
Net Assets — 100.0% $ 38,572,784
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,924,700.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 22,026,400 – (2,501,198) (802) (1,000) 19,523,400 195,000 190,994
Swap Agreements
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
12,439,347 11/6/2026 Bank of America NA 4.63%
iShares
®
MSCI Emerging
Markets ETF
c
3,678,798
8,101,665 12/16/2026 Citibank NA 4.43%
iShares
®
MSCI Emerging
Markets ETF
c
(37,313)
4,806,571 11/6/2026 Goldman Sachs International 4.08%
iShares
®
MSCI Emerging
Markets ETF
c
3,698,510
5,314,074 11/6/2026 Societe Generale 4.63%
iShares
®
MSCI Emerging
Markets ETF
c
3,764,111
46,385,064 12/16/2026 UBS AG 4.03%
iShares
®
MSCI Emerging
Markets ETF
c
(3,301,069)
77,046,721 7,803,037
Total Unrealized
Appreciation
11,141,419
Total Unrealized
Depreciation
(3,338,382)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments
Shares Value
Exchange Traded Funds (a) — 66 .6%
iShares MSCI Japan ETF 46,250 $ 4,434,450
ProShares GENIUS Money
Market ETF, 3.55%(b)(c) 50,000 5,006,000
TOTAL Exchange Traded Funds
(Cost $7,512,276) 9,440,450
Principal
Amount
Short-Term Investments — 10 .5%
Repurchase Agreements (d) — 10 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,485,068
(Cost $1,484,920) $ 1,484,920
1,484,920
Total Investments — 77.1%
(Cost $8,997,196) 10,925,370
Other assets less liabilities — 22.9% 3,239,327
Net Assets — 100.0% $ 14,164,697
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,157,688.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 4,505,400 500,650 – – (50) 5,006,000 50,000 41,477
Swap Agreements
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,511,586 11/6/2026 Bank of America NA 4.63% iShares
®
MSCI Japan ETF
c
456,972
3,662,246 11/6/2026 Citibank NA 4.43% iShares
®
MSCI Japan ETF
c
514,556
3,578,579 11/6/2026 Goldman Sachs International 4.28% iShares
®
MSCI Japan ETF
c
403,493
6,679,057 11/6/2026 Societe Generale 4.43% iShares
®
MSCI Japan ETF
c
(601,843)
7,410,722 11/6/2026 UBS AG 4.13% iShares
®
MSCI Japan ETF
c
(81,611)
23,842,190 691,567
Total Unrealized
Appreciation
1,375,021
Total Unrealized
Depreciation
(683,454)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks — 54 .4%
Biotechnology — 44.3%
4D Molecular Therapeutics,
Inc.* 1,870 $ 26,386
Abivax SA, ADR* 2,073 231,616
Absci Corp.* 5,578 50,425
AC Immune SA* 3,637 9,602
ACADIA Pharmaceuticals, Inc.* 6,119 176,900
ADMA Biologics, Inc.* 8,286 77,806
Agios Pharmaceuticals, Inc.* 2,126 71,604
Alkermes plc* 5,955 279,825
Allogene Therapeutics, Inc.* 12,336 24,672
Alnylam Pharmaceuticals, Inc.* 4,771 1,148,332
Altimmune, Inc.* 6,974 21,689
Alvotech SA(a) 11,155 57,894
Amgen, Inc. 11,125 4,782,415
AnaptysBio, Inc.* 1,042 59,425
Anavex Life Sciences Corp.(a) 3,313 9,276
Annexon, Inc.* 5,855 28,924
Apogee Therapeutics, Inc.* 2,211 298,662
Arbutus Biopharma Corp.* 7,060 35,865
Arcturus Therapeutics Holdings,
Inc.* 1,013 14,952
Arcutis Biotherapeutics, Inc.* 4,472 107,194
Ardelyx, Inc.* 8,832 33,385
Argenx SE, ADR* 988 1,019,280
ArriVent Biopharma, Inc.* 1,663 49,973
Arrowhead Pharmaceuticals,
Inc.* 5,032 414,586
ARS Pharmaceuticals, Inc.(a) 3,550 21,300
Ascendis Pharma A/S* 2,202 579,214
Aura Biosciences, Inc.* 3,695 26,530
Aurinia Pharmaceuticals, Inc.* 4,588 73,913
Autolus Therapeutics plc, ADR* 7,168 16,845
Beam Therapeutics, Inc.* 3,670 108,008
BeOne Medicines Ltd., ADR* 1,178 423,585
Bicara Therapeutics, Inc.* 2,349 54,309
Bicycle Therapeutics plc, ADR* 1,665 6,876
BioCryst Pharmaceuticals, Inc.* 9,084 88,115
Biogen, Inc.* 5,277 1,143,262
BioMarin Pharmaceutical, Inc.* 6,906 450,478
BioNTech SE, ADR* 4,156 422,291
Black Diamond Therapeutics,
Inc.* 2,047 4,299
Bridgebio Pharma, Inc.* 6,998 535,977
C4 Therapeutics, Inc.* 3,951 14,658
Cabaletta Bio, Inc.* 5,827 18,122
Candel Therapeutics, Inc.* 2,619 34,230
Caribou Biosciences, Inc.* 3,546 5,461
Caris Life Sciences, Inc.* 10,103 257,525
CG oncology, Inc.* 3,152 236,904
Cogent Biosciences, Inc.* 6,109 213,815
Coherus Oncology, Inc.(a) 5,516 7,447
Compass Pathways plc, ADR* 4,760 64,308
Corvus Pharmaceuticals, Inc.* 3,007 42,218
CRISPR Therapeutics AG* 3,449 196,524
Cullinan Therapeutics, Inc.* 2,197 48,488
Cytokinetics, Inc.* 4,847 343,701
CytomX Therapeutics, Inc.* 7,781 26,144
Denali Therapeutics, Inc.* 5,673 134,790
Investments
Shares Value
Common Stocks (continued)
Design Therapeutics, Inc.* 2,232 $ 33,681
Disc Medicine, Inc.* 1,366 107,436
Dyne Therapeutics, Inc.* 5,907 150,215
Editas Medicine, Inc.* 5,486 16,787
Enanta Pharmaceuticals, Inc.* 1,040 13,863
Entrada Therapeutics, Inc.* 1,385 9,764
Erasca, Inc.* 11,117 198,772
Exelixis, Inc.* 8,985 490,940
First Tracks Biotherapeutics,
Inc.* 1,246 52,133
Foghorn Therapeutics, Inc.* 2,097 12,037
Genmab A/S, ADR* 2,711 89,897
Geron Corp.* 22,926 34,160
Gilead Sciences, Inc. 27,876 4,079,374
Gossamer Bio, Inc.* 8,389 1,426
GRAIL, Inc.* 1,535 121,833
Grifols SA, ADR 4,361 33,667
Halozyme Therapeutics, Inc.* 4,238 451,305
Humacyte, Inc.* 7,936 4,773
Ideaya Biosciences, Inc.* 3,138 125,834
Immuneering Corp., Class
a
A(a) 2,310 11,527
ImmunityBio, Inc.(a) 37,436 297,616
Immunocore Holdings plc,
ADR* 1,590 57,749
Immunovant, Inc.* 7,339 299,578
Incyte Corp.* 7,141 879,914
Inhibrx Biosciences, Inc.* 523 66,264
Insmed, Inc.* 7,749 943,983
Intellia Therapeutics, Inc.* 4,989 63,510
Invivyd, Inc.* 10,528 10,053
Ionis Pharmaceuticals, Inc.* 5,905 356,426
Iovance Biotherapeutics, Inc.* 15,960 130,393
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,884 25,007
Janux Therapeutics, Inc.* 2,180 39,720
Jyong Biotech Ltd.* 2,716 6,057
Kamada Ltd. 2,060 16,954
Keros Therapeutics, Inc.* 708 7,845
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,655 130,133
Kodiak Sciences, Inc.* 2,236 83,515
Krystal Biotech, Inc.* 1,056 379,484
Kura Oncology, Inc.* 3,175 40,164
Kymera Therapeutics, Inc.* 2,942 349,539
Kyverna Therapeutics, Inc.* 2,173 18,416
Lakefront Biotherapeutics NV,
ADR* 537 15,305
Larimar Therapeutics, Inc.* 3,715 14,191
Legend Biotech Corp., ADR* 3,015 62,652
Lexeo Therapeutics, Inc.* 2,805 13,352
Lyell Immunopharma, Inc.* 835 11,957
Madrigal Pharmaceuticals, Inc.* 825 445,525
MannKind Corp.* 11,043 44,282
MeiraGTx Holdings plc* 3,310 45,711
Mesoblast Ltd., ADR(a) 1,870 31,341
Mineralys Therapeutics, Inc.* 2,950 75,726
Mirum Pharmaceuticals, Inc.* 2,180 213,749
Moderna, Inc.* 14,188 1,991,144
Monte Rosa Therapeutics, Inc.* 3,018 42,071
Neurocrine Biosciences, Inc.* 3,595 553,738

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Neurogene, Inc.* 566 $ 20,512
Newamsterdam Pharma Co.
NV* 4,177 105,845
NovaBridge Biosciences, ADR* 4,011 7,300
Novavax, Inc.* 5,878 55,077
Nurix Therapeutics, Inc.* 3,693 95,206
Olema Pharmaceuticals, Inc.* 3,131 32,656
ORIC Pharmaceuticals, Inc.* 3,702 48,089
Oruka Therapeutics, Inc.* 2,155 199,596
PepGen, Inc.* 2,475 7,400
Praxis Precision Medicines,
Inc.* 999 349,950
Precigen, Inc.* 12,745 88,323
Prime Medicine, Inc.* 6,454 23,170
Protagonist Therapeutics, Inc.* 2,300 339,825
Prothena Corp. plc* 1,872 17,503
PTC Therapeutics, Inc.* 2,961 205,908
Puma Biotechnology, Inc.* 1,821 16,589
Pyxis Oncology, Inc.* 2,263 7,332
Recursion Pharmaceuticals,
Inc., Class
a
A* 18,751 63,753
Regeneron Pharmaceuticals,
Inc. 3,681 2,941,413
REGENXBIO, Inc.* 1,848 17,556
Relay Therapeutics, Inc.* 7,667 140,919
Replimune Group, Inc.* 2,953 45,181
Revolution Medicines, Inc.* 7,597 1,561,715
Rhythm Pharmaceuticals, Inc.* 2,451 260,125
Rigel Pharmaceuticals, Inc.* 662 30,571
Rocket Pharmaceuticals, Inc.* 3,903 14,519
Roivant Sciences Ltd.* 25,709 890,560
Sagimet Biosciences, Inc.,
Class
a
A* 2,187 22,439
Sana Biotechnology, Inc.* 9,946 38,491
Sarepta Therapeutics, Inc.* 3,772 79,325
Savara, Inc.* 7,322 39,466
Scholar Rock Holding Corp.* 4,281 243,161
Silence Therapeutics plc, ADR* 1,679 22,717
Sionna Therapeutics, Inc.* 1,612 9,720
Solid Biosciences, Inc.* 3,517 33,693
Spyre Therapeutics, Inc.* 3,106 277,459
Stoke Therapeutics, Inc.* 2,226 69,451
Summit Therapeutics, Inc.* 27,741 377,832
Syndax Pharmaceuticals, Inc.* 3,169 61,130
Tango Therapeutics, Inc.* 5,171 118,106
Taysha Gene Therapies, Inc.* 10,270 58,436
Tectonic Therapeutic, Inc.* 677 20,269
Tenaya Therapeutics, Inc.* 7,753 5,333
Travere Therapeutics, Inc.* 3,324 220,315
Twist Bioscience Corp.* 2,225 309,275
Tyra Biosciences, Inc.* 2,126 53,214
Ultragenyx Pharmaceutical,
Inc.* 3,519 88,714
uniQure NV* 2,260 110,017
United Therapeutics Corp.* 1,517 774,246
Upstream Bio, Inc.* 1,944 12,869
UroGen Pharma Ltd.* 1,741 75,020
Vanda Pharmaceuticals, Inc.* 2,147 11,594
Vaxcyte, Inc.* 5,160 313,418
Investments
Shares Value
Common Stocks (continued)
Vera Therapeutics, Inc.,
Class
a
A* 2,566 $ 87,449
Veracyte, Inc.* 2,855 123,307
Vericel Corp.* 1,822 72,698
Vertex Pharmaceuticals, Inc.* 8,375 4,560,355
Vir Biotechnology, Inc.* 6,027 65,935
Vor BioPharma, Inc.* 1,938 43,566
Voyager Therapeutics, Inc.* 2,159 7,449
Xencor, Inc.* 2,648 72,198
Xenon Pharmaceuticals, Inc.* 3,452 207,879
Zai Lab Ltd., ADR* 1,175 29,916
Zenas Biopharma, Inc.(a) 2,260 73,043
Zymeworks, Inc.* 2,609 76,731
44,885,342
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 4,139 73,053
Orchestra BioMed Holdings,
Inc.* 2,141 10,791
83,844
Health Care Providers & Services — 0.8%
Castle Biosciences, Inc.* 1,087 35,903
Guardant Health, Inc.* 4,740 753,755
789,658
Life Sciences Tools & Services — 2.9%
10X Genomics, Inc., Class
a
A* 4,187 261,478
AbCellera Biologics, Inc.* 10,913 125,281
Adaptive Biotechnologies
Corp.* 5,721 142,567
Alpha Teknova, Inc.(a) 1,917 13,764
Codexis, Inc.* 3,254 5,532
Fortrea Holdings, Inc.* 3,382 62,127
Illumina, Inc.* 5,409 1,155,525
Lifecore Biomedical, Inc.* 1,339 5,972
Maravai LifeSciences Holdings,
Inc., Class
a
A* 5,272 40,278
Medpace Holdings, Inc.* 1,018 604,682
OmniAb, Inc.* 5,183 22,702
Pacific Biosciences of
California, Inc.* 11,142 15,097
Personalis, Inc.* 3,741 62,774
Quantum-Si, Inc.(a) 7,072 5,417
Tempus AI, Inc., Class
a
A* 6,235 393,117
2,916,313
Pharmaceuticals — 6.3%
Aardvark Therapeutics, Inc.* 781 4,764
Aclaris Therapeutics, Inc.* 4,990 30,189
Alumis, Inc.* 4,413 96,248
Amneal Pharmaceuticals, Inc.* 11,400 199,158
Amphastar Pharmaceuticals,
Inc.* 1,577 35,530
Amylyx Pharmaceuticals, Inc.* 3,975 134,156
ANI Pharmaceuticals, Inc.* 812 59,479
Aquestive Therapeutics, Inc.(a) 4,487 22,929
Arvinas, Inc.* 2,309 21,243
AtaiBeckley, Inc.* 13,159 96,587
Atea Pharmaceuticals, Inc.* 2,858 15,290

AUGUST 31, 2026 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Axsome Therapeutics, Inc.* 1,838 $ 364,880
BioAge Labs, Inc.* 1,590 15,105
Collegium Pharmaceutical, Inc.* 1,162 28,597
Contineum Therapeutics, Inc.,
Class
a
A* 1,167 18,952
CorMedix, Inc.(a) 2,802 23,144
Crinetics Pharmaceuticals, Inc.* 3,770 320,261
Definium Therapeutics, Inc.* 3,896 154,749
Edgewise Therapeutics, Inc.* 3,845 160,606
Enliven Therapeutics, Inc.* 2,177 126,027
Eton Pharmaceuticals, Inc.* 979 59,171
Evolus, Inc.* 2,354 21,398
EyePoint, Inc.* 2,998 13,491
Fulcrum Therapeutics, Inc.* 2,380 9,258
GH Research plc* 2,445 65,966
Harmony Biosciences Holdings,
Inc.* 2,070 81,517
Harrow, Inc.(a) 1,329 49,053
Indivior Pharmaceuticals, Inc.* 4,358 152,225
Innoviva, Inc.* 2,636 54,750
Jazz Pharmaceuticals plc* 2,242 562,025
LENZ Therapeutics, Inc.* 1,119 5,830
Ligand Pharmaceuticals, Inc.* 718 203,984
Maze Therapeutics, Inc.* 1,980 52,609
MBX Biosciences, Inc.* 1,697 104,535
Neumora Therapeutics, Inc.* 6,621 8,806
Ocular Therapeutix, Inc.* 7,825 82,084
Omeros Corp.(a) 2,585 48,572
Pacira BioSciences, Inc.* 1,407 36,441
Pharvaris NV* 2,496 86,387
Phathom Pharmaceuticals, Inc.* 2,853 27,303
Phibro Animal Health Corp.,
Class
a
A 753 28,418
Rani Therapeutics Holdings,
Inc., Class
a
A* 4,018 3,431
Rapport Therapeutics, Inc.* 1,712 83,323
Royalty Pharma plc, Class
a
A 15,850 973,348
Sanofi SA, ADR 8,315 368,853
Septerna, Inc.* 1,610 61,421
SIGA Technologies, Inc. 2,562 8,045
Structure Therapeutics, Inc.,
ADR* 2,788 127,997
Supernus Pharmaceuticals,
Inc.* 2,076 91,780
Tarsus Pharmaceuticals, Inc.* 1,539 114,255
Theravance Biopharma, Inc.* 1,843 31,405
Third Harmonic Bio, Inc.*‡ 1,662 —
Trevi Therapeutics, Inc.* 5,077 84,278
Viatris, Inc. 41,624 687,212
Wave Life Sciences, Inc.* 6,880 33,712
Xeris Biopharma Holdings, Inc.* 6,174 52,109
Zevra Therapeutics, Inc.* 2,113 24,807
6,427,693
Total Common Stocks
(Cost $52,765,912)
55,102,850
Exchange Traded Funds (b) — 5 .0%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)
Investments
Shares Value
Exchange Traded Funds (b) (continued)
(Cost $5,004,500) 50,000 $ 5,006,000
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡
(Cost $1,761) 9,785 —
Shares
Securities Lending Reinvestments (e) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (f)
(Cost $542,617) 542,617 542,617
Principal
Amount
Short-Term Investments — 22 .2%
Repurchase Agreements (g) — 22 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $22,516,376
(Cost $22,514,133) $ 22,514,133
22,514,133
Total Investments — 82.1%
(Cost $80,828,923) 83,165,600
Other assets less liabilities — 17.9% 18,186,079
Net Assets — 100.0% $ 101,351,679
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $534,011, collateralized in the form of cash with a value of $542,617 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $9,744 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from September
15, 2026 – February 15, 2056. The total value of collateral is
$552,361.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,915,793.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $542,617.
(f) Rate shown is the 7-day yield as of August 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Abbreviations ADR American Depositary Receipt
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 – – – – 5,006,000 50,000 45,348
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
40,171,088 2/15/2028 Bank of America NA 4.63% Nasdaq Biotechnology Index
®
681,554
33,060,279 2/15/2028 BNP Paribas 4.68% Nasdaq Biotechnology Index
®
415,756
33,637,408 2/15/2028 Citibank NA 4.23% Nasdaq Biotechnology Index
®
964,150
18,803,033 11/6/2026 Goldman Sachs International 4.38% Nasdaq Biotechnology Index
®
5,277,334
17,905,276 11/6/2026 Societe Generale 4.53% Nasdaq Biotechnology Index
®
5,641,993
4,481,663 11/6/2026 UBS AG 4.68% Nasdaq Biotechnology Index
®
(1,063,535)
148,058,747 11,917,252
Total Unrealized
Appreciation
12,980,787
Total Unrealized
Depreciation
(1,063,535)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Shares Value
Common Stocks (a) — 63 .4%
Broadline Retail — 1.9%
Amazon.com, Inc.* 497 $ 129,106
Communications Equipment — 3.7%
Arista Networks, Inc.* 844 165,162
Cisco Systems, Inc. 746 82,426
247,588
Diversified Telecommunication Services — 1.0%
Lumen Technologies, Inc.* 10,218 63,862
Financial Services — 0.4%
Toast, Inc., Class
a
A* 862 29,386
Health Care Technology — 0.6%
Veeva Systems, Inc., Class
a
A* 129 36,854
Interactive Media & Services — 1.8%
Alphabet, Inc., Class
a
A 354 120,130
IT Services — 14.5%
Akamai Technologies, Inc.* 600 65,172
Cloudflare, Inc., Class
a
A* 372 113,501
CoreWeave, Inc., Class
a
A* 1,027 87,182
DigitalOcean Holdings, Inc.* 866 95,858
Fastly, Inc., Class
a
A* 3,485 79,423
International Business
Machines Corp. 451 105,475
MongoDB, Inc., Class
a
A* 335 151,879
Shopify, Inc., Class
a
A* 568 83,706
Snowflake, Inc., Class
a
A* 87 28,834
Twilio, Inc., Class
a
A* 354 83,413
Wix.com Ltd.* 802 70,777
965,220
Media — 0.7%
AppLovin Corp., Class
a
A* 111 34,639
Trade Desk, Inc. (The), Class
a
A* 1,043 14,310
48,949
Professional Services — 1.1%
Paycom Software, Inc. 160 38,256
Paylocity Holding Corp.* 196 31,403
69,659
Software — 31.9%
Adobe, Inc.* 260 76,125
Appfolio, Inc., Class
a
A* 140 32,789
Appian Corp., Class
a
A* 965 41,447
Asana, Inc., Class
a
A* 2,434 24,973
Atlassian Corp., Class
a
A* 626 121,550
Blackbaud, Inc.* 694 33,354
BlackLine, Inc.* 765 25,413
Box, Inc., Class
a
A* 832 29,769
Crowdstrike Holdings, Inc.,
Class
a
A* 120 27,720
Datadog, Inc., Class
a
A* 92 21,808
Docusign, Inc., Class
a
A* 428 28,364
Investments
Shares Value
Common Stocks (a) (continued)
Dropbox, Inc., Class
a
A* 834 $ 29,348
Elastic NV* 347 33,850
Figma, Inc., Class
a
A* 881 24,219
Five9, Inc.* 1,768 61,102
Gitlab, Inc., Class
a
A* 2,170 100,992
HubSpot, Inc.* 306 79,976
Intuit, Inc. 67 24,073
Klaviyo, Inc., Class
a
A* 1,418 29,182
Microsoft Corp. 299 151,680
Netskope, Inc., Class
a
A* 4,705 72,034
Nutanix, Inc., Class
a
A* 2,588 177,459
Open Text Corp.(b) 942 23,484
Oracle Corp. 597 89,025
Palo Alto Networks, Inc.* 81 30,952
Q2 Holdings, Inc.* 475 30,894
Qualys, Inc.* 205 38,159
RingCentral, Inc., Class
a
A 1,262 87,860
Rubrik, Inc., Class
a
A* 858 79,828
Salesforce, Inc. 353 90,912
SAP SE, ADR 246 54,339
ServiceNow, Inc.* 542 80,211
ServiceTitan, Inc., Class
a
A* 932 91,373
Workday, Inc., Class
a
A* 152 30,012
Workiva, Inc., Class
a
A* 1,230 98,400
Zoom Communications, Inc.,
Class
a
A* 222 21,463
Zscaler, Inc.* 160 30,142
2,124,281
Technology Hardware, Storage & Peripherals — 5.8%
Dell Technologies, Inc., Class
a
C 160 72,961
Everpure, Inc., Class
a
A* 1,692 157,271
Hewlett Packard Enterprise Co. 1,566 81,808
NetApp, Inc. 385 71,337
383,377
Total Common Stocks
(Cost $3,526,833)
4,218,412
Securities Lending Reinvestments (c) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $21,810) 21,810 21,810

ULTRA NASDAQ CLOUD COMPUTING :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Principal
Amount Value
Short-Term Investments — 6 .3%
Repurchase Agreements (e) — 6 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $418,553
(Cost $418,511) $ 418,511
$ 418,511
Total Investments — 70.0%
(Cost $3,967,154) 4,658,733
Other assets less liabilities — 30.0% 1,998,436
Net Assets — 100.0% $ 6,657,169
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $41,635.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $21,116, collateralized in the form of cash with a value of $21,810 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $21,810.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,032,393 11/6/2026 Bank of America NA 4.63% ISE Cloud Computing Index 381,335
1,746,481 3/15/2028 BNP Paribas 4.83% ISE Cloud Computing Index 693,453
2,859,219 11/6/2026 Goldman Sachs International 4.38% ISE Cloud Computing Index (7,693)
1,488,562 11/15/2027 UBS AG 4.68% ISE Cloud Computing Index 73,821
9,126,655 1,140,916
Total Unrealized
Appreciation
1,148,609
Total Unrealized
Depreciation
(7,693)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 44 .7%
Repurchase Agreements (a) — 44 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,525,401
(Cost $4,524,952) $ 4,524,952
$ 4,524,952
Total Investments — 44.7%
(Cost $4,524,952) 4,524,952
Other assets less liabilities — 55.3% 5,605,363
Net Assets — 100.0% $ 10,130,315
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
6,148,585 1/6/2028 Bank of America NA 4.63%
First Trust Nasdaq
Cybersecurity ETF 334,075
4,965,818 11/15/2027 BNP Paribas 4.83%
First Trust Nasdaq
Cybersecurity ETF 1,368,573
3,369,985 11/6/2026 Goldman Sachs International 4.38%
First Trust Nasdaq
Cybersecurity ETF 1,136,259
5,699,405 11/15/2027 Societe Generale 4.88%
First Trust Nasdaq
Cybersecurity ETF 1,189,323
90,288 3/8/2027 UBS AG 4.43%
First Trust Nasdaq
Cybersecurity ETF (351,373)
20,274,081 3,676,857
Total Unrealized
Appreciation
4,028,230
Total Unrealized
Depreciation
(351,373)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Palladium K-1 Free ETF :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPAL
::
Value
Other assets less liabilities — 100.0%
$ 3,190,701
Net Assets — 100.0%
$ 3,190,701
Swap Agreements
Ultra Palladium K-1 Free ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,369,750 3/15/2028 Bank of America NA 7.63%
ABRDN Physical Platinum
Shares ETF 62,656
1,232,435 3/15/2028 Citibank NA 11.63%
ABRDN Physical Palladium
Shares ETF (370,987)
1,388,001 3/15/2028 Goldman Sachs International 6.13%
ABRDN Physical Palladium
Shares ETF (207,059)
389,781 1/6/2028
Nomura Global Financial
Products Inc. 16.13%
ABRDN Physical Palladium
Shares ETF (16,066)
6,379,967 (531,456)
Total Unrealized
Appreciation
62,656
Total Unrealized
Depreciation
(594,112)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: Ultra Platinum K-1 Free ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPLT
::
Value
Other assets less liabilities — 100.0%
$ 2,842,740
Net Assets — 100.0%
$ 2,842,740
Swap Agreements
Ultra Platinum K-1 Free ETF had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,098,770 3/15/2028 Bank of America NA 7.13%
ABRDN Physical Platinum
Shares ETF 191,546
1,043,869 3/15/2028 Citibank NA 10.63%
ABRDN Physical Platinum
Shares ETF (443,123)
1,082,755 3/15/2028 Goldman Sachs International 6.13%
ABRDN Physical Platinum
Shares ETF (204,900)
462,310 1/6/2028
Nomura Global Financial
Products Inc. 16.13%
ABRDN Physical Platinum
Shares ETF (7,037)
5,687,704 (463,514)
Total Unrealized
Appreciation
191,546
Total Unrealized
Depreciation
(655,060)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) — 68 .5%
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.* 34,311 $ 19,439,240
Honeywell Aerospace, Inc.* 134,919 21,332,043
Rocket Lab Corp.* 246,440 15,752,445
56,523,728
Automobiles — 2.0%
Tesla, Inc.* 770,500 283,505,475
Beverages — 1.1%
Coca-Cola Europacific Partners
plc 189,855 20,508,137
Keurig Dr Pepper, Inc. 579,330 18,457,454
Monster Beverage Corp.* 832,868 38,245,299
PepsiCo, Inc. 581,984 81,675,634
158,886,524
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc.* 56,857 13,684,911
Amgen, Inc. 229,810 98,790,723
Gilead Sciences, Inc. 528,659 77,363,958
Regeneron Pharmaceuticals,
Inc. 43,879 35,062,831
Vertex Pharmaceuticals, Inc.* 108,070 58,846,277
283,748,700
Broadline Retail — 3.5%
Amazon.com, Inc.* 1,659,240 431,020,775
MercadoLibre, Inc.* 21,579 41,781,260
PDD Holdings, Inc., ADR* 284,414 23,890,776
496,692,811
Chemicals — 0.7%
Linde plc 196,871 96,384,104
Commercial Services & Supplies — 0.3%
Cintas Corp. 170,361 34,377,146
Copart, Inc.* 394,230 13,005,648
47,382,794
Communications Equipment — 1.5%
Cisco Systems, Inc. 1,678,300 185,435,367
Lumentum Holdings, Inc.* 33,143 30,317,891
215,753,258
Construction & Engineering — 0.1%
Ferrovial NV 306,341 17,936,266
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp. 188,900 178,300,821
Walmart, Inc. 2,077,156 217,831,350
396,132,171
Diversified Telecommunication Services — 1.1%
Comcast Corp., Class
a
A 1,517,054 40,383,978
Investments
Shares Value
Common Stocks (a) (continued)
Space Exploration Technologies
Corp., Class
a
A* 816,129 $ 117,269,576
157,653,554
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 231,686 28,365,317
Constellation Energy Corp. 153,791 42,257,153
Exelon Corp. 435,676 19,047,755
Xcel Energy, Inc. 265,815 20,119,537
109,789,762
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 422,427 26,845,236
Entertainment — 1.4%
Netflix, Inc.* 1,792,870 145,312,113
Take-Two Interactive Software,
Inc.* 79,044 17,365,967
Warner Bros Discovery, Inc.* 1,067,545 30,457,059
193,135,139
Financial Services — 0.2%
PayPal Holdings, Inc. 375,609 19,781,448
Food Products — 0.3%
Kraft Heinz Co. (The) 504,912 12,961,091
Mondelez International, Inc.,
Class
a
A 546,599 33,927,400
46,888,491
Ground Transportation — 0.4%
CSX Corp. 791,221 39,964,573
Old Dominion Freight Line, Inc. 88,561 17,708,657
57,673,230
Health Care Equipment & Supplies — 0.7%
Dexcom, Inc.* 164,303 14,961,431
GE HealthCare Technologies,
Inc. 193,696 13,796,966
IDEXX Laboratories, Inc.* 33,594 18,701,444
Intuitive Surgical, Inc.* 150,795 56,828,604
104,288,445
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 177,954 32,604,732
Booking Holdings, Inc. 329,934 65,686,560
DoorDash, Inc., Class
a
A* 175,161 40,591,810
Marriott International, Inc.,
Class
a
A 112,279 38,372,471
Starbucks Corp. 485,304 51,563,550
228,819,123
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 134,919 28,809,254
Interactive Media & Services — 6.0%
Alphabet, Inc., Class
a
A 898,277 304,830,300
Alphabet, Inc., Class
a
C 841,529 282,257,242

AUGUST 31, 2026 (Unaudited) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Meta Platforms, Inc., Class
a
A 456,742 $ 261,411,716
848,499,258
IT Services — 0.7%
CoreWeave, Inc., Class
a
A* 190,580 16,178,336
Shopify, Inc., Class
a
A* 519,315 76,531,452
92,709,788
Machinery — 0.2%
PACCAR, Inc. 224,103 27,817,905
Media — 0.3%
AppLovin Corp., Class
a
A* 130,184 40,625,219
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 119,782 24,013,895
Professional Services — 0.6%
Automatic Data Processing, Inc. 170,214 48,708,438
Paychex, Inc. 152,560 19,426,991
Thomson Reuters Corp. 162,254 17,413,099
85,548,528
Semiconductors & Semiconductor Equipment — 21.5%
Advanced Micro Devices, Inc.* 694,322 326,831,252
Analog Devices, Inc. 207,406 75,110,009
Applied Materials, Inc. 338,065 154,965,615
ARM Holdings plc, ADR* 180,534 43,672,980
ASML Holding NV (Registered),
ADR 39,000 66,144,390
Astera Labs, Inc.* 72,988 21,675,976
Broadcom, Inc. 731,295 270,827,790
Intel Corp.* 2,140,088 191,559,277
KLA Corp. 556,212 97,587,395
Lam Research Corp. 532,500 160,543,425
Marvell Technology, Inc. 372,498 78,842,927
Microchip Technology, Inc. 230,820 16,953,729
Micron Technology, Inc. 480,183 460,365,848
Monolithic Power Systems, Inc. 20,924 26,526,820
NVIDIA Corp. 3,732,588 824,080,779
NXP Semiconductors NV 107,513 24,151,720
QUALCOMM, Inc. 448,780 76,508,014
Teradyne, Inc. 66,657 23,318,618
Texas Instruments, Inc. 387,522 101,108,365
3,040,774,929
Software — 9.6%
Adobe, Inc.* 172,098 50,388,573
Autodesk, Inc.* 89,848 23,228,403
Cadence Design Systems, Inc.* 117,445 39,788,017
Crowdstrike Holdings, Inc.,
Class
a
A* 433,595 100,160,445
Datadog, Inc., Class
a
A* 140,866 33,390,877
Fortinet, Inc.* 311,972 53,325,374
Intuit, Inc. 116,474 41,849,108
Microsoft Corp. 1,145,748 581,226,503
Nebius Group NV, Class
a
A* 93,837 19,360,450
Palantir Technologies, Inc.,
Class
a
A* 977,691 182,222,049
Investments
Shares Value
Common Stocks (a) (continued)
Palo Alto Networks, Inc.* 347,474 $ 132,780,240
Roper Technologies, Inc. 42,959 18,242,110
Strategy, Inc., Class
a
A* 140,859 18,725,795
Synopsys, Inc.* 81,533 35,841,091
Workday, Inc., Class
a
A* 85,591 16,899,943
1,347,428,978
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 352,864 31,334,323
Ross Stores, Inc. 137,182 31,351,574
62,685,897
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. 2,265,365 717,780,900
Sandisk Corp.* 63,066 98,805,502
Seagate Technology Holdings
plc 95,475 79,089,581
Western Digital Corp. 146,755 66,120,465
961,796,448
Trading Companies & Distributors — 0.2%
Fastenal Co. 488,824 24,103,911
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 460,804 83,147,474
Total Common Stocks
(Cost $8,140,582,656)
9,665,781,743
Exchange Traded Funds (a) — 9 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $1,345,828,250) 13,450,000 1,346,614,000
Principal
Amount
Short-Term Investments — 5 .4%
Repurchase Agreements (d) — 1 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $226,477,221
(Cost $226,454,630) $ 226,454,630
226,454,630

ULTRA QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 3 .8%
U.S. Treasury Bills (e)
3.66%, 9/3/2026 $ 125,000,000 $ 124,975,035
3.66%, 9/22/2026 65,000,000 64,861,882
3.72%, 10/1/2026 75,000,000 74,770,052
3.70%, 10/6/2026 75,000,000 74,731,115
3.81%, 11/3/2026 65,000,000 64,574,297
3.77%, 11/5/2026 40,000,000 39,730,070
3.81%, 12/1/2026 50,000,000 49,529,379
3.78%, 12/24/2026 50,000,000 49,398,966
Total U.S. Treasury Obligations
(Cost $542,576,948) 542,570,796
Total Short-Term Investments
(Cost $769,031,578) 769,025,426
Total Investments — 83.4%
(Cost $10,255,442,484) 11,781,421,169
Other assets less liabilities — 16.6% 2,339,855,162
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills(e) (continued)
Net Assets — 100.0% $ 14,121,276,331
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,613,822,266.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 1,281,536,000 65,077,750 – – 250 1,346,614,000 13,450,000 11,609,037
Futures Contracts Purchased
Ultra QQQ
®
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
Nasdaq-100 E-Mini Index 2,947 9/18/2026 U.S. Dollar $ 1,739,496,220 $ (6,673,171)

AUGUST 31, 2026 (Unaudited) :: ULTRA QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Swap Agreements
Ultra QQQ
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,319,613,342 3/8/2027 Bank of America NA 4.78% Nasdaq-100 Index
®
259,573,273
1,337,994,491 11/4/2027 Barclays Bank PLC 4.88% Nasdaq-100 Index
®
122,488,573
1,371,133,583 1/12/2027 BNP Paribas 4.98% Nasdaq-100 Index
®
234,705,174
1,119,924,542 3/8/2027 Citibank NA 4.88% Nasdaq-100 Index
®
244,152,756
1,063,809,014 1/12/2027 Goldman Sachs International 4.68% Nasdaq-100 Index
®
13,203,193
2,771,769,283 3/8/2027 Goldman Sachs International 4.63%
PowerShares QQQ Trust
SM
,
Series 1 131,564,728
3,835,578,297 144,767,921
1,227,648,682 4/6/2027 J.P. Morgan Securities, LLC 4.68% Nasdaq-100 Index
®
422,758,323
842,675,541 11/6/2026
Morgan Stanley & Co.
International plc 4.98% Nasdaq-100 Index
®
121,367,457
2,028,624,894 11/6/2026
Morgan Stanley & Co.
International plc 4.98%
PowerShares QQQ Trust
SM
,
Series 1 211,608,176
2,871,300,435 332,975,633
1,052,526,995 4/6/2027
Nomura Global Financial
Products Inc. 4.93% Nasdaq-100 Index
®
314,719,424
1,733,189,201 11/4/2027 Societe Generale 4.98% Nasdaq-100 Index
®
114,963,731
968,515,717 4/6/2027 UBS AG 4.68% Nasdaq-100 Index
®
93,969,344
16,837,425,285 2,285,074,152
Total Unrealized
Appreciation
2,285,074,152
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQQQ
::
Investments
Shares Value
Common Stocks — 48 .9%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.* 95 $ 53,823
Honeywell Aerospace, Inc.* 83 13,123
Rocket Lab Corp.* 290 18,537
85,483
Automobiles — 0.4%
Tesla, Inc.* 96 35,323
Beverages — 2.1%
Coca-Cola Europacific Partners
plc 452 48,825
Keurig Dr Pepper, Inc. 1,370 43,648
Monster Beverage Corp.* 938 43,073
PepsiCo, Inc. 289 40,558
176,104
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc.* 137 32,975
Amgen, Inc. 120 51,586
Gilead Sciences, Inc. 309 45,219
Regeneron Pharmaceuticals,
Inc. 63 50,342
Vertex Pharmaceuticals, Inc.* 95 51,729
231,851
Broadline Retail — 1.5%
Amazon.com, Inc.* 154 40,005
MercadoLibre, Inc.* 22 42,596
PDD Holdings, Inc., ADR* 488 40,992
123,593
Chemicals — 0.5%
Linde plc 81 39,656
Commercial Services & Supplies — 1.1%
Cintas Corp. 238 48,026
Copart, Inc.* 1,255 41,402
89,428
Communications Equipment — 0.9%
Cisco Systems, Inc. 338 37,346
Lumentum Holdings, Inc.* 44 40,249
77,595
Construction & Engineering — 0.4%
Ferrovial NV 606 35,481
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp. 41 38,699
Walmart, Inc. 354 37,124
75,823
Diversified Telecommunication Services — 1.0%
Comcast Corp., Class
a
A 1,650 43,923
Investments
Shares Value
Common Stocks (continued)
Space Exploration Technologies
Corp., Class
a
A* 258 $ 37,072
80,995
Electric Utilities — 1.9%
American Electric Power Co.,
Inc. 329 40,279
Constellation Energy Corp. 140 38,468
Exelon Corp. 901 39,392
Xcel Energy, Inc. 513 38,829
156,968
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class
a
A 646 41,053
Entertainment — 1.4%
Netflix, Inc.* 474 38,418
Take-Two Interactive Software,
Inc.* 180 39,546
Warner Bros Discovery, Inc.* 1,526 43,537
121,501
Financial Services — 0.6%
PayPal Holdings, Inc. 920 48,452
Food Products — 1.0%
Kraft Heinz Co. (The) 1,709 43,870
Mondelez International, Inc.,
Class
a
A 670 41,587
85,457
Ground Transportation — 1.0%
CSX Corp. 906 45,762
Old Dominion Freight Line, Inc. 180 35,993
81,755
Health Care Equipment & Supplies — 2.1%
Dexcom, Inc.* 553 50,356
GE HealthCare Technologies,
Inc. 662 47,154
IDEXX Laboratories, Inc.* 76 42,309
Intuitive Surgical, Inc.* 98 36,932
176,751
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 311 56,981
Booking Holdings, Inc. 250 49,773
DoorDash, Inc., Class
a
A* 257 59,557
Marriott International, Inc.,
Class
a
A 113 38,619
Starbucks Corp. 413 43,881
248,811
Industrial Conglomerates — 0.2%
Honeywell International, Inc. 83 17,723
Interactive Media & Services — 0.9%
Alphabet, Inc., Class
a
A 57 19,343
Alphabet, Inc., Class
a
C 57 19,118

AUGUST 31, 2026 (Unaudited) :: ULTRA QQQ EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQQQ
::
Investments
Shares Value
Common Stocks (continued)
Meta Platforms, Inc., Class
a
A 62 $ 35,485
73,946
IT Services — 1.0%
CoreWeave, Inc., Class
a
A* 374 31,749
Shopify, Inc., Class
a
A* 349 51,432
83,181
Machinery — 0.5%
PACCAR, Inc. 372 46,176
Media — 0.2%
AppLovin Corp., Class
a
A* 63 19,660
Oil, Gas & Consumable Fuels — 0.5%
Diamondback Energy, Inc. 216 43,304
Professional Services — 1.9%
Automatic Data Processing, Inc. 181 51,795
Paychex, Inc. 428 54,502
Thomson Reuters Corp. 473 50,762
157,059
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.* 79 37,187
Analog Devices, Inc. 99 35,852
Applied Materials, Inc. 94 43,089
ARM Holdings plc, ADR* 117 28,303
ASML Holding NV (Registered),
ADR 23 39,008
Astera Labs, Inc.* 119 35,341
Broadcom, Inc. 95 35,182
Intel Corp.* 356 31,866
KLA Corp. 215 37,722
Lam Research Corp. 133 40,098
Marvell Technology, Inc. 199 42,120
Microchip Technology, Inc. 433 31,804
Micron Technology, Inc. 41 39,308
Monolithic Power Systems, Inc. 23 29,159
NVIDIA Corp. 196 43,273
NXP Semiconductors NV 132 29,652
QUALCOMM, Inc. 161 27,447
Teradyne, Inc. 113 39,531
Texas Instruments, Inc. 136 35,484
681,426
Software — 8.0%
Adobe, Inc.* 158 46,261
Autodesk, Inc.* 177 45,760
Cadence Design Systems, Inc.* 113 38,282
Crowdstrike Holdings, Inc.,
Class
a
A* 221 51,051
Datadog, Inc., Class
a
A* 162 38,401
Fortinet, Inc.* 297 50,766
Intuit, Inc. 121 43,475
Microsoft Corp. 94 47,685
Nebius Group NV, Class
a
A* 178 36,725
Palantir Technologies, Inc.,
Class
a
A* 259 48,272
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 142 $ 54,263
Roper Technologies, Inc. 122 51,806
Strategy, Inc., Class
a
A* 257 34,166
Synopsys, Inc.* 83 36,486
Workday, Inc., Class
a
A* 278 54,891
678,290
Specialty Retail — 1.0%
O'Reilly Automotive, Inc.* 472 41,914
Ross Stores, Inc. 177 40,451
82,365
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc. 134 42,458
Sandisk Corp.* 22 34,468
Seagate Technology Holdings
plc 43 35,620
Western Digital Corp. 78 35,143
147,689
Trading Companies & Distributors — 0.5%
Fastenal Co. 926 45,661
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 218 39,336
Total Common Stocks
(Cost $4,095,041)
4,127,896
Total Investments — 48.9%
(Cost $4,095,041) 4,127,896
Other assets less liabilities — 51.1% 4,313,893
Net Assets — 100.0% $ 8,441,789
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt

ULTRA QQQ EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQQQ
::
Swap Agreements
ProShares Ultra QQQ Equal Weight had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,193,301 4/6/2028 Bank of America NA 4.83%
Nasdaq-100 Equal Weighted
Index 157,794
7,563,261 4/6/2028
Nomura Global Financial
Products Inc. 4.43%
Nasdaq-100 Equal Weighted
Index (109,055)
12,756,562 48,739
Total Unrealized
Appreciation
157,794
Total Unrealized
Depreciation
(109,055)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQUP
::
Investments
Shares Value
Common Stocks — 56 .3%
Automobiles — 4.3%
Tesla, Inc.* 3,344 $ 1,230,425
Broadline Retail — 6.6%
Amazon.com, Inc.* 7,203 1,871,123
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 3,901 1,323,804
Alphabet, Inc., Class
a
C 3,657 1,226,595
2,550,399
Semiconductors & Semiconductor Equipment — 16.7%
Broadcom, Inc. 3,178 1,176,941
NVIDIA Corp. 16,212 3,579,285
4,756,226
Software — 8.8%
Microsoft Corp. 4,970 2,521,231
Technology Hardware, Storage & Peripherals — 10.9%
Apple, Inc. 9,837 3,116,853
Total Common Stocks
(Cost $15,911,785)
16,046,257
Principal
Amount
Short-Term Investments — 25 .5%
Repurchase Agreements (a) — 25 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $7,284,898
(Cost $7,284,172) $ 7,284,172
7,284,172
Total Investments — 81.8%
(Cost $23,195,957) 23,330,429
Other assets less liabilities — 18.2% 5,194,016
Net Assets — 100.0% $ 28,524,445
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra QQQ Mega had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
13,303,307 1/6/2028 Bank of America NA 4.83% Nasdaq-100 Mega Index 244,778
9,671,750 1/6/2028 Barclays Bank PLC 4.86% Nasdaq-100 Mega Index 304,160
12,405,528 4/6/2028 BNP Paribas 4.68% Nasdaq-100 Mega Index 636,476
5,622,847 3/6/2028 Goldman Sachs International 4.38% Nasdaq-100 Mega Index 264,072
41,003,432 1,449,486
Total Unrealized
Appreciation
1,449,486
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA QQQ TOP 30 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Investments
Shares Value
Common Stocks — 11 .2%
Automobiles — 0.5%
Tesla, Inc.* 65 $ 23,917
Beverages — 0.1%
PepsiCo, Inc. 49 6,877
Broadline Retail — 0.7%
Amazon.com, Inc.* 138 35,848
Chemicals — 0.2%
Linde plc 17 8,323
Communications Equipment — 0.3%
Cisco Systems, Inc. 141 15,579
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp. 16 15,102
Walmart, Inc. 174 18,247
33,349
Entertainment — 0.2%
Netflix, Inc.* 150 12,157
Interactive Media & Services — 1.3%
Alphabet, Inc., Class
a
A 75 25,451
Alphabet, Inc., Class
a
C 70 23,479
Meta Platforms, Inc., Class
a
A 38 21,749
70,679
Media — 0.1%
AppLovin Corp., Class
a
A* 11 3,433
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.* 55 25,890
Analog Devices, Inc. 17 6,156
Applied Materials, Inc. 28 12,835
Broadcom, Inc. 61 22,591
Intel Corp.* 180 16,112
KLA Corp. 47 8,246
Lam Research Corp. 45 13,567
Micron Technology, Inc. 40 38,349
NVIDIA Corp. 311 68,663
QUALCOMM, Inc. 38 6,478
Texas Instruments, Inc. 33 8,610
227,497
Software — 1.5%
Crowdstrike Holdings, Inc.,
Class
a
A* 36 8,316
Microsoft Corp. 96 48,700
Palantir Technologies, Inc.,
Class
a
A* 82 15,283
Palo Alto Networks, Inc.* 29 11,082
83,381
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc. 189 59,885
Investments
Shares Value
Common Stocks (continued)
Sandisk Corp.* 5 $ 7,833
Seagate Technology Holdings
plc 8 6,627
74,345
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 39 7,037
Total Common Stocks
(Cost $533,055)
602,422
Principal
Amount
Short-Term Investments — 37 .7%
Repurchase Agreements (a) — 37 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,042,131
(Cost $2,041,926) $ 2,041,926
2,041,926
Total Investments — 48.9%
(Cost $2,574,981) 2,644,348
Other assets less liabilities — 51.1% 2,768,064
Net Assets — 100.0% $ 5,412,412
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2026 (Unaudited) :: ULTRA QQQ TOP 30
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQXL
::
Swap Agreements
Ultra QQQ Top 30 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,635,171 3/9/2027 Bank of America NA 4.83% Nasdaq-100 Top 30 Index
®
1,003,433
2,684,585 1/12/2027 Citibank NA 4.78% Nasdaq-100 Top 30 Index
®
570,172
3,656,724 3/9/2027
Nomura Global Financial
Products Inc. 4.43% Nasdaq-100 Top 30 Index
®
(98,758)
2,242,564 3/8/2027 Societe Generale 4.68% Nasdaq-100 Top 30 Index
®
328,497
10,219,044 1,803,344
Total Unrealized
Appreciation
1,902,102
Total Unrealized
Depreciation
(98,758)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments
Shares Value
Common Stocks (a) — 70 .0%
Health Care REITs — 12.8%
Alexandria Real Estate Equities,
Inc., REIT 6,261 $ 321,127
Healthpeak Properties, Inc.,
REIT 27,528 573,133
Ventas, Inc., REIT 19,411 1,769,701
Welltower, Inc., REIT 18,694 4,416,270
7,080,231
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.,
REIT 25,433 557,746
Industrial REITs — 6.4%
Prologis, Inc., REIT 25,066 3,507,235
Office REITs — 0.7%
BXP, Inc., REIT 5,920 402,501
Real Estate Management & Development — 4.0%
CBRE Group, Inc., Class
a
A* 11,693 1,704,956
CoStar Group, Inc.* 16,308 522,998
2,227,954
Residential REITs — 8.6%
Camden Property Trust, REIT 4,013 424,575
Essex Property Trust, Inc., REIT 2,566 726,075
Invitation Homes, Inc., REIT 21,816 635,718
Mid-America Apartment
Communities, Inc., REIT 4,648 598,895
UDR, Inc., REIT 11,799 435,973
Vivmark Residential, REIT 29,091 1,894,988
4,716,224
Retail REITs — 9.2%
Federal Realty Investment Trust,
REIT 3,139 364,218
Kimco Realty Corp., REIT 26,928 638,463
Realty Income Corp., REIT 28,304 1,734,469
Regency Centers Corp., REIT 6,579 491,912
Simon Property Group, Inc.,
REIT 8,590 1,823,829
5,052,891
Specialized REITs — 27.3%
American Tower Corp., REIT 12,326 2,165,678
Crown Castle, Inc., REIT 17,427 1,326,892
Digital Realty Trust, Inc., REIT 10,238 1,900,070
Equinix, Inc., REIT 2,612 2,734,033
Extra Space Storage, Inc., REIT 8,436 1,190,320
Iron Mountain, Inc., REIT 11,881 1,370,473
Public Storage, REIT 5,760 1,768,262
SBA Communications Corp.,
Class
a
A, REIT 4,234 803,020
VICI Properties, Inc., Class
a
A,
REIT 43,637 1,119,289
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 28,767 $ 672,285
15,050,322
Total Common Stocks
(Cost $40,641,139)
38,595,104
Exchange Traded Funds (a) — 13 .6%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $7,507,750) 75,000 7,509,000
Principal
Amount
Short-Term Investments — 7 .0%
Repurchase Agreements (d) — 7 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,864,110
(Cost $3,863,724) $ 3,863,724
3,863,724
Total Investments — 90.6%
(Cost $52,012,613) 49,967,828
Other assets less liabilities — 9.4% 5,165,147
Net Assets — 100.0% $ 55,132,975
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,738,671.
* Non-income producing security.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 2,503,250 – – (250) 7,509,000 75,000 48,666
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
10,018,232 3/8/2027 Bank of America NA 4.73%
S&P Real Estate Select Sector
Index
c
(391,073)
11,931,177 3/8/2027 BNP Paribas 4.83%
S&P Real Estate Select Sector
Index
c
(664,060)
7,601,344 4/15/2027 Citibank NA 4.68%
S&P Real Estate Select Sector
Index
c
446,660
16,500,209 3/8/2027 Goldman Sachs International 4.38%
S&P Real Estate Select Sector
Index
c
277,625
9,670,364 3/8/2027 Societe Generale 4.58%
S&P Real Estate Select Sector
Index
c
261,290
15,995,185 3/8/2027 UBS AG 4.68%
S&P Real Estate Select Sector
Index
c
(251,861)
71,716,511 (321,419)
Total Unrealized
Appreciation
985,575
Total Unrealized
Depreciation
(1,306,994)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks — 40 .0%
Aerospace & Defense — 0.7%
AAR Corp.* 1,255 $ 162,259
AerSale Corp.* 1,155 6,341
Aevex Corp., Class
a
A(a) 571 10,050
AIRO Group Holdings, Inc.* 692 5,273
Archer Aviation, Inc., Class
a
A* 21,129 122,126
Astronics Corp.* 1,006 74,112
Beta Technologies, Inc.,
Class
a
A* 1,056 21,225
Cadre Holdings, Inc. 995 29,512
Ducommun, Inc.* 452 77,482
Eve Holding, Inc.* 3,125 7,031
Firefly Aerospace, Inc.* 2,508 52,969
Innovative Solutions and
Support, Inc.* 469 8,911
Intuitive Machines, Inc.* 4,011 61,609
Mercury Systems, Inc.* 1,772 154,749
Moog, Inc., Class
a
A 906 336,579
National Presto Industries, Inc. 162 24,577
Park Aerospace Corp. 579 18,841
Red Cat Holdings, Inc.(a) 3,499 30,056
Redwire Corp.* 6,155 65,858
Satellogic, Inc., Class
a
A* 2,999 14,605
Sidus Space, Inc., Class
a
A(a) 2,585 5,609
Starfighters Space, Inc.(a) 965 3,204
Swarmer, Inc.(a) 103 3,413
TAT Technologies Ltd.* 382 13,878
V2X, Inc.* 923 71,219
Virgin Galactic Holdings, Inc.* 3,038 8,871
Voyager Technologies, Inc.,
Class
a
A* 1,636 55,019
VSE Corp. 889 185,516
York Space Systems, Inc.(a) 599 5,445
1,636,339
Air Freight & Logistics — 0.0%(b)
Forward Air Corp.* 718 12,206
Hub Group, Inc., Class
a
A 1,893 75,474
Radiant Logistics, Inc.* 1,146 9,787
97,467
Automobile Components — 0.5%
Adient plc* 2,487 47,178
Cooper-Standard Holdings,
Inc.* 534 14,301
Dana, Inc. 3,482 104,390
Dauch Corp.* 7,453 46,656
Dorman Products, Inc.* 842 108,492
Fox Factory Holding Corp.* 1,335 27,274
Garrett Motion, Inc. 5,488 147,902
Gentherm, Inc.* 969 38,072
Goodyear Tire & Rubber Co.
(The)* 8,867 55,596
Holley, Inc.* 2,453 7,016
LCI Industries 751 75,573
Motorcar Parts of America, Inc.* 421 4,892
Patrick Industries, Inc. 1,024 83,681
Phinia, Inc. 1,167 79,869
Solid Power, Inc.* 6,372 14,847
Investments
Shares Value
Common Stocks (continued)
Standard Motor Products, Inc. 685 $ 25,838
Stoneridge, Inc.* 875 6,055
Strattec Security Corp.* 136 9,539
Versigent plc* 2,265 107,361
Visteon Corp. 850 86,547
XPEL, Inc.*(c) 811 39,950
1,131,029
Automobiles — 0.1%
Harley-Davidson, Inc. 3,313 91,439
Livewire Group, Inc.(a) 378 461
Lucid Group, Inc., Class
a
A* 4,015 19,473
Winnebago Industries, Inc. 876 26,359
137,732
Banks — 4.3%
1st Source Corp. 571 48,895
ACNB Corp. 324 21,057
Amalgamated Financial Corp. 571 27,448
Amerant Bancorp, Inc., Class
a
A 1,089 31,265
Ameris Bancorp 2,079 175,156
Ames National Corp. 286 9,006
Arrow Financial Corp. 511 19,285
Associated Banc-Corp. 4,567 139,796
Atlantic Union Bankshares
Corp. 4,538 183,018
Avidbank Holdings, Inc.* 294 9,243
Avidia Bancorp, Inc. 569 12,603
Axos Financial, Inc.* 1,737 168,124
Banc of California, Inc. 4,840 90,121
BancFirst Corp. 686 74,925
Bancorp, Inc. (The)* 1,265 82,225
Bank First Corp. 315 47,458
Bank of Hawaii Corp. 1,249 94,837
Bank of Marin Bancorp 478 12,705
Bank of NT Butterfield & Son
Ltd. (The) 1,270 74,778
Bank7 Corp. 140 7,190
BankUnited, Inc. 2,346 106,978
Bankwell Financial Group, Inc. 196 12,885
Banner Corp. 1,059 74,278
Bar Harbor Bankshares 521 20,439
BayCom Corp. 315 9,396
BCB Bancorp, Inc. 507 4,335
Beacon Financial Corp. 2,672 82,966
Blue Ridge Bankshares, Inc. 2,063 8,046
Bridgewater Bancshares, Inc.* 676 14,243
Burke & Herbert Financial
Services Corp. 481 34,300
Business First Bancshares, Inc. 1,001 31,051
BV Financial, Inc.* 213 4,524
Byline Bancorp, Inc. 969 36,744
C&F Financial Corp. 97 8,828
California BanCorp 815 17,343
Camden National Corp. 541 30,556
Capital Bancorp, Inc. 354 12,794
Capital City Bank Group, Inc. 451 22,766
Capitol Federal Financial, Inc. 3,850 33,148
Carter Bankshares, Inc. 693 21,649
Cathay General Bancorp 2,061 126,154

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
CB Financial Services, Inc. 143 $ 5,344
Central Pacific Financial Corp. 813 30,260
CF Bankshares, Inc. 167 5,771
Chain Bridge Bancorp, Inc.,
Class
a
A* 75 3,438
Chemung Financial Corp. 130 10,539
ChoiceOne Financial Services,
Inc. 444 14,745
Citizens & Northern Corp. 549 13,912
Citizens Community Bancorp,
Inc. 299 6,228
Citizens Financial Services, Inc. 139 11,167
City Holding Co. 446 63,756
Civista Bancshares, Inc. 666 17,969
CNB Financial Corp. 935 31,622
Coastal Financial Corp.* 407 19,174
CoastalSouth Bancshares, Inc. 266 7,291
Colony Bankcorp, Inc. 662 14,001
Columbia Financial, Inc. 7,722 89,730
Commercial Bancgroup, Inc. 267 9,019
Community Bancorp 166 6,720
Community Financial System,
Inc. 1,677 105,232
Community Trust Bancorp, Inc. 502 38,217
Community West Bancshares 775 20,096
ConnectOne Bancorp, Inc. 1,538 48,355
Customers Bancorp, Inc.* 979 76,538
CVB Financial Corp. 5,378 119,230
Dime Commercial Bancshares,
Inc. 1,291 52,156
Eagle Bancorp Montana, Inc. 232 5,185
Eagle Bancorp, Inc. 906 24,725
Eagle Financial Services, Inc. 147 6,073
Eastern Bankshares, Inc. 6,918 151,919
ECB Bancorp, Inc.* 224 4,637
Enterprise Financial Services
Corp. 1,155 73,031
Equity Bancshares, Inc.,
Class
a
A 549 27,099
Esquire Financial Holdings, Inc. 234 26,142
Farmers & Merchants Bancorp,
Inc. 423 14,361
Farmers National Banc Corp. 1,862 29,066
FB Bancorp, Inc.* 509 7,981
FB Financial Corp. 1,400 79,744
Fidelity D&D Bancorp, Inc. 146 7,821
Financial Institutions, Inc. 621 25,163
Finwise Bancorp* 301 4,185
First Bancorp 1,283 81,381
First Bancorp 4,910 136,891
First Bancorp, Inc. (The) 350 11,991
First Bank 689 12,264
First Busey Corp. 2,576 77,538
First Business Financial
Services, Inc. 259 18,096
First Capital, Inc. 112 6,959
First Commonwealth Financial
Corp. 3,231 66,882
First Community Bankshares,
Inc. 519 25,166
First Community Corp. 278 9,202
Investments
Shares Value
Common Stocks (continued)
First Financial Bancorp 3,341 $ 109,017
First Financial Bankshares, Inc. 4,201 139,599
First Financial Corp. 362 28,337
First Guaranty Bancshares, Inc. 193 1,639
First Internet Bancorp 241 6,589
First Interstate BancSystem,
Inc., Class
a
A 2,883 106,123
First Merchants Corp. 2,002 83,023
First Mid Bancshares, Inc. 778 38,713
First National Corp. 255 7,790
First Northern Community
Bancorp* 480 8,002
First United Corp. 197 8,451
First Western Financial, Inc.* 271 8,393
Firstsun Capital Bancorp* 786 31,448
Five Star Bancorp 495 22,681
Flagstar Bank NA 9,757 129,866
Franklin Financial Services
Corp. 142 8,797
FS Bancorp, Inc. 196 8,291
Fulton Financial Corp. 6,148 144,232
FVCBankcorp, Inc. 471 8,600
GBank Financial Holdings, Inc.* 294 5,754
German American Bancorp, Inc. 1,179 58,148
Glacier Bancorp, Inc. 4,169 193,066
Great Southern Bancorp, Inc. 258 20,194
Greene County Bancorp, Inc. 229 7,875
Hancock Whitney Corp. 2,600 193,674
Hanmi Financial Corp. 938 29,078
Hanover Bancorp, Inc. 128 3,420
Hawthorn Bancshares, Inc. 183 7,121
HBT Financial, Inc. 502 17,811
Heritage Financial Corp. 1,310 37,427
Hilltop Holdings, Inc. 1,267 48,209
Hingham Institution For Savings
(The) 45 12,972
Home Bancorp, Inc. 228 15,616
Home BancShares, Inc. 5,936 174,875
HomeTrust Bancshares, Inc. 483 22,430
Hope Bancorp, Inc. 3,921 54,071
Horizon Bancorp, Inc. 1,614 31,344
Independent Bank Corp. 1,545 125,423
Independent Bank Corp. 634 23,135
International Bancshares Corp. 1,738 121,938
Investar Holding Corp. 403 12,142
Isabella Bank Corp.(a) 219 8,375
John Marshall Bancorp, Inc. 393 8,976
Kearny Financial Corp. 1,848 18,240
Lakeland Financial Corp. 786 46,445
Landmark Bancorp, Inc. 171 5,434
LCNB Corp. 437 8,447
Live Oak Bancshares, Inc. 1,148 45,220
MainStreet Bancshares, Inc. 200 4,988
Mechanics Bancorp 1,264 19,895
Mercantile Bank Corp. 532 31,792
Meridian Corp. 305 5,877
Metrocity Bankshares, Inc. 733 25,523
Metropolitan Bank Holding
Corp. 360 32,681
Mid Penn Bancorp, Inc. 684 24,904

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Midland States Bancorp, Inc. 614 $ 20,133
MVB Financial Corp. 375 11,351
National Bank Holdings Corp.,
Class
a
A 1,369 56,526
National Bankshares, Inc. 207 8,528
NB Bancorp, Inc. 1,278 28,538
NBT Bancorp, Inc. 1,628 83,712
Nicolet Bankshares, Inc. 629 106,515
Northeast Bank 235 29,645
Northeast Community Bancorp,
Inc. 382 10,066
Northpointe Bancshares, Inc. 658 11,179
Northrim Bancorp, Inc. 689 17,618
Northwest Bancshares, Inc. 4,672 71,435
Norwood Financial Corp. 321 10,965
Oak Valley Bancorp 236 7,927
OceanFirst Financial Corp. 2,663 50,171
OFG Bancorp 1,356 70,580
Ohio Valley Banc Corp. 118 5,396
Old National Bancorp 10,983 280,945
Old Second Bancorp, Inc. 1,593 39,952
OP Bancorp 384 5,764
Orange County Bancorp, Inc. 396 15,028
Origin Bancorp, Inc. 944 50,155
Orrstown Financial Services,
Inc. 594 24,770
Park National Corp. 541 105,652
Parke Bancorp, Inc. 331 11,171
Pathward Financial, Inc. 678 55,230
PCB Bancorp 342 9,347
Peapack-Gladstone Financial
Corp. 511 22,811
Peoples Bancorp of North
Carolina, Inc. 134 5,856
Peoples Bancorp, Inc. 1,121 44,134
Peoples Financial Services
Corp. 290 19,914
Pioneer Bancorp, Inc.* 331 5,779
Plumas Bancorp 202 12,368
Ponce Financial Group, Inc.* 628 12,736
Preferred Bank 352 36,055
Primis Financial Corp. 686 10,907
Princeton Bancorp, Inc. 166 7,009
Provident Financial Services,
Inc. 4,080 95,472
QCR Holdings, Inc. 526 52,321
RBB Bancorp 509 13,209
Red River Bancshares, Inc. 169 16,907
Renasant Corp. 2,973 121,625
Republic Bancorp, Inc., Class
a
A 263 24,593
Rhinebeck Bancorp, Inc. 198 2,494
Richmond Mutual Bancorp, Inc. 261 4,121
S&T Bancorp, Inc. 1,162 57,496
Seacoast Banking Corp. of
Florida 3,095 105,091
ServisFirst Bancshares, Inc. 3,288 141,515
Shore Bancshares, Inc. 987 22,662
Sierra Bancorp 382 15,135
Simmons First National Corp.,
Class
a
A 4,621 104,342
SmartFinancial, Inc. 491 24,820
Investments
Shares Value
Common Stocks (continued)
South Plains Financial, Inc. 493 $ 21,495
Southern First Bancshares,
Inc.* 297 18,221
Southern Missouri Bancorp,
Inc. 303 22,298
Southside Bancshares, Inc. 910 28,720
SR Bancorp, Inc. 225 4,385
Stock Yards Bancorp, Inc. 844 66,853
Texas Capital Bancshares, Inc. 1,373 133,428
Third Coast Bancshares, Inc.* 488 21,765
Timberland Bancorp, Inc. 228 10,395
Tompkins Financial Corp. 434 42,150
Towne Bank 2,786 103,193
TriCo Bancshares 935 49,910
Triumph Financial, Inc.* 719 51,229
TrustCo Bank Corp. 540 30,629
Trustmark Corp. 1,766 81,095
UMB Financial Corp. 2,324 329,148
United Bankshares, Inc. 4,404 207,561
United Community Banks, Inc. 3,841 133,820
Unity Bancorp, Inc. 224 12,999
Univest Financial Corp. 880 36,538
USCB Financial Holdings, Inc. 385 8,562
Valley National Bancorp 15,366 209,592
Virginia National Bankshares
Corp. 149 6,899
WaFd, Inc. 2,338 83,607
Washington Trust Bancorp, Inc. 597 23,361
WesBanco, Inc. 3,036 121,470
West Bancorp, Inc. 486 13,729
Westamerica Bancorp 755 43,828
Western New England Bancorp,
Inc. 565 7,763
WSFS Financial Corp. 1,667 129,109
10,430,104
Beverages — 0.1%
Boston Beer Co., Inc. (The),
Class
a
A* 243 43,208
MGP Ingredients, Inc. 470 7,807
National Beverage Corp. 763 24,133
Vita Coco Co., Inc. (The)* 1,547 90,832
165,980
Biotechnology — 4.2%
4D Molecular Therapeutics,
Inc.* 1,436 20,262
Abeona Therapeutics, Inc.(a) 1,365 7,985
Absci Corp.* 4,348 39,306
ACADIA Pharmaceuticals, Inc.* 4,050 117,085
Achieve Life Sciences, Inc.(a) 2,444 19,405
Acumen Pharmaceuticals, Inc.* 1,483 4,227
ADC Therapeutics SA* 3,369 3,942
ADMA Biologics, Inc.* 7,246 68,040
Agenus, Inc.(a) 1,247 9,490
Agios Pharmaceuticals, Inc.* 1,860 62,645
Akebia Therapeutics, Inc.* 8,117 7,458
Aktis Oncology, Inc.* 659 17,075
Alector, Inc.* 3,079 6,959
Alkermes plc* 5,272 247,731

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
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Investments
Shares Value
Common Stocks (continued)
Allogene Therapeutics, Inc.* 8,329 $ 16,658
Altimmune, Inc.* 6,240 19,406
ALX Oncology Holdings, Inc.* 3,386 6,535
AnaptysBio, Inc.* 625 35,644
Anavex Life Sciences Corp.(a) 2,893 8,100
Anika Therapeutics, Inc.* 353 7,367
Annexon, Inc.* 4,874 24,078
Apogee Therapeutics, Inc.* 1,419 191,679
Arbutus Biopharma Corp.* 5,054 25,674
Arcturus Therapeutics Holdings,
Inc.* 843 12,443
Arcus Biosciences, Inc.* 2,813 82,365
Arcutis Biotherapeutics, Inc.* 3,587 85,980
Ardelyx, Inc.* 7,675 29,011
Armata Pharmaceuticals, Inc.* 374 2,061
ArriVent Biopharma, Inc.* 1,187 35,669
ARS Pharmaceuticals, Inc.(a) 1,934 11,604
Artiva Biotherapeutics, Inc.(a) 139 1,571
Assembly Biosciences, Inc.* 312 10,493
Atrium Therapeutics, Inc.* 443 5,901
Aura Biosciences, Inc.* 1,407 10,102
Aurinia Pharmaceuticals, Inc.* 3,740 60,251
Avalo Therapeutics, Inc.* 1,307 25,277
Beam Therapeutics, Inc.* 3,115 91,674
Benitec Biopharma, Inc.* 665 8,093
Bicara Therapeutics, Inc.* 1,391 32,160
BioCryst Pharmaceuticals, Inc.* 7,316 70,965
Biohaven Ltd.* 4,198 64,103
Black Diamond Therapeutics,
Inc.* 1,484 3,116
Bright Minds Biosciences, Inc.* 223 15,996
C4 Therapeutics, Inc.* 3,183 11,809
Cabaletta Bio, Inc.* 3,529 10,975
CAMP4 Therapeutics Corp.* 993 3,932
Candel Therapeutics, Inc.* 1,986 25,957
Canton Strategic Holdings, Inc.* 1,391 3,171
Capricor Therapeutics, Inc.(a) 1,689 16,738
CareDx, Inc.* 1,616 80,978
Caribou Biosciences, Inc.* 2,881 4,437
Cartesian Therapeutics, Inc.* 421 3,907
Celcuity, Inc.* 1,208 107,584
Celldex Therapeutics, Inc.* 2,454 97,252
Century Therapeutics, Inc.(a) 3,863 7,919
CG oncology, Inc.* 2,320 174,371
Climb Bio, Inc.* 1,107 15,199
Cogent Biosciences, Inc.* 5,242 183,470
Coherus Oncology, Inc.(a) 4,108 5,546
Compass Therapeutics, Inc.* 4,109 9,821
Connect Biopharma Holdings
Ltd., ADR* 478 1,052
Corbus Pharmaceuticals
Holdings, Inc.* 514 5,608
Corvus Pharmaceuticals, Inc.* 2,125 29,835
Crescent Biopharma, Inc.* 679 11,271
CRISPR Therapeutics AG* 2,928 166,837
Cullinan Therapeutics, Inc.* 1,898 41,889
Cytokinetics, Inc.* 4,152 294,418
CytomX Therapeutics, Inc.* 5,591 18,786
Damora Therapeutics, Inc.* 1,676 47,230
Denali Therapeutics, Inc.* 4,623 109,842
Investments
Shares Value
Common Stocks (continued)
Design Therapeutics, Inc.* 971 $ 14,652
DiaMedica Therapeutics, Inc.* 1,153 7,322
Dianthus Therapeutics, Inc.* 1,488 157,148
Disc Medicine, Inc.* 888 69,841
Dyne Therapeutics, Inc.* 4,716 119,928
Editas Medicine, Inc.* 3,141 9,611
Eikon Therapeutics, Inc.(a) 689 7,207
Eledon Pharmaceuticals, Inc.* 2,414 7,194
Elicio Therapeutics, Inc.(a) 412 1,112
Emergent BioSolutions, Inc.* 1,633 9,961
Enanta Pharmaceuticals, Inc.* 891 11,877
Entrada Therapeutics, Inc.* 927 6,535
Erasca, Inc.* 6,898 123,336
Evommune, Inc.* 399 5,051
Fennec Pharmaceuticals, Inc.* 906 11,189
First Tracks Biotherapeutics,
Inc.* 731 30,585
Foghorn Therapeutics, Inc.* 1,149 6,595
Galectin Therapeutics, Inc.(a) 1,505 5,945
Generate Biomedicines, Inc.* 765 11,682
Geron Corp.* 17,571 26,181
GRAIL, Inc.* 1,303 103,419
Greenwich Lifesciences, Inc.(a) 209 3,125
Gyre Therapeutics, Inc.* 571 3,751
Heron Therapeutics, Inc.(a) 5,015 1,595
Hyperliquid Strategies, Inc.* 3,951 48,400
Ideaya Biosciences, Inc.* 2,629 105,423
Immix Biopharma, Inc.* 1,290 18,099
Immuneering Corp., Class
a
A(a) 1,679 8,378
ImmunityBio, Inc.(a) 12,139 96,505
Immunome, Inc.* 3,314 90,837
Immunovant, Inc.* 2,677 109,275
Inhibikase Therapeutics, Inc.(a) 3,808 8,796
Inhibrx Biosciences, Inc.* 292 36,996
Intellia Therapeutics, Inc.* 4,241 53,988
Invivyd, Inc.* 6,606 6,308
Iovance Biotherapeutics, Inc.* 12,496 102,092
Ironwood Pharmaceuticals,
Inc., Class
a
A* 5,148 21,879
Jade Biosciences, Inc.* 1,029 21,979
Janux Therapeutics, Inc.* 1,362 24,816
Kailera Therapeutics, Inc.* 1,454 22,392
Karyopharm Therapeutics, Inc.* 633 1,304
Keros Therapeutics, Inc.* 577 6,393
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,332 104,735
Kodiak Sciences, Inc.* 1,242 46,389
Korro Bio, Inc.* 359 4,484
Krystal Biotech, Inc.* 814 292,519
Kura Oncology, Inc.* 2,670 33,775
Kymera Therapeutics, Inc.* 1,968 233,818
Kyverna Therapeutics, Inc.* 1,316 11,153
Larimar Therapeutics, Inc.* 2,092 7,991
Lexeo Therapeutics, Inc.* 2,228 10,605
Lineage Cell Therapeutics, Inc.
(a) 5,790 6,369
Lyell Immunopharma, Inc.* 286 4,096
MacroGenics, Inc.* 1,970 7,860
MannKind Corp.* 9,668 38,769
MapLight Therapeutics, Inc.(a) 320 4,150

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
MeiraGTx Holdings plc* 1,892 $ 26,129
MiMedx Group, Inc.* 3,799 17,247
Mineralys Therapeutics, Inc.* 1,795 46,078
Minerva Neurosciences, Inc.(a) 1,065 4,856
Mirum Pharmaceuticals, Inc.* 1,490 146,095
Monopar Therapeutics, Inc.* 133 14,887
Monte Rosa Therapeutics, Inc.* 2,326 32,424
Myriad Genetics, Inc.* 2,908 9,364
Neurogene, Inc.* 345 12,503
Nkarta, Inc.* 1,398 3,789
Novavax, Inc.* 4,788 44,864
Nurix Therapeutics, Inc.* 3,005 77,469
Nuvectis Pharma, Inc.(a) 540 12,274
Ocugen, Inc.(a) 10,733 14,275
Olema Pharmaceuticals, Inc.* 2,458 25,637
OnKure Therapeutics, Inc.,
Class
a
A* 819 2,973
Opus Genetics, Inc.* 1,676 6,067
Organogenesis Holdings, Inc.,
Class
a
A* 2,166 3,726
ORIC Pharmaceuticals, Inc.* 2,347 30,488
Oruka Therapeutics, Inc.* 1,586 146,895
Ovid Therapeutics, Inc.* 4,813 12,851
Palisade Bio, Inc.* 4,632 9,032
Palvella Therapeutics, Inc.* 350 53,407
Perspective Therapeutics, Inc.* 3,246 10,257
Praxis Precision Medicines,
Inc.* 782 273,935
Precigen, Inc.* 6,062 42,010
Precision BioSciences, Inc.* 751 5,738
Prelude Therapeutics, Inc.* 874 4,894
Prime Medicine, Inc.* 2,951 10,594
ProKidney Corp., Class
a
A(a) 2,375 4,489
Protagonist Therapeutics, Inc.* 1,932 285,453
Protalix BioTherapeutics, Inc.* 2,325 5,975
Protara Therapeutics, Inc.* 1,647 6,357
Prothena Corp. plc* 1,400 13,090
PTC Therapeutics, Inc.* 2,599 180,734
Puma Biotechnology, Inc.* 1,393 12,690
Recursion Pharmaceuticals,
Inc., Class
a
A* 16,063 54,614
REGENXBIO, Inc.* 1,516 14,402
Relay Therapeutics, Inc.* 5,075 93,279
Replimune Group, Inc.* 2,487 38,051
Rezolute, Inc.* 2,463 11,551
Rhythm Pharmaceuticals, Inc.* 1,736 184,242
Rigel Pharmaceuticals, Inc.* 575 26,554
Rocket Pharmaceuticals, Inc.* 2,844 10,580
SAB Biotherapeutics, Inc.* 1,364 5,060
Sagimet Biosciences, Inc.,
Class
a
A* 1,847 18,950
Sana Biotechnology, Inc.* 5,764 22,307
Sarepta Therapeutics, Inc.* 3,270 68,768
Savara, Inc.* 4,807 25,910
Scholar Rock Holding Corp.* 3,511 199,425
SELLAS Life Sciences Group,
Inc.(a) 5,927 79,066
Shattuck Labs, Inc.* 1,919 13,452
Sionna Therapeutics, Inc.* 576 3,473
Solid Biosciences, Inc.* 2,475 23,711
Investments
Shares Value
Common Stocks (continued)
Spruce Biosciences, Inc.* 79 $ 4,659
Spyre Therapeutics, Inc.* 2,334 208,496
Stoke Therapeutics, Inc.* 1,728 53,914
Surrozen, Inc.* 228 5,021
Sutro Biopharma, Inc.* 508 10,282
Syndax Pharmaceuticals, Inc.* 2,795 53,916
Tango Therapeutics, Inc.* 4,417 100,884
Taysha Gene Therapies, Inc.* 7,533 42,863
Tectonic Therapeutic, Inc.* 325 9,731
Tenax Therapeutics, Inc.* 783 1,441
TG Therapeutics, Inc.* 4,569 248,097
Tonix Pharmaceuticals Holding
Corp.* 456 6,430
Travere Therapeutics, Inc.* 2,810 186,247
TriSalus Life Sciences, Inc.* 1,506 7,455
Twist Bioscience Corp.* 2,039 283,421
Tyra Biosciences, Inc.* 1,147 28,709
Ultragenyx Pharmaceutical,
Inc.* 3,034 76,487
Unicycive Therapeutics, Inc.* 766 3,983
Upstream Bio, Inc.* 1,105 7,315
UroGen Pharma Ltd.* 1,336 57,568
Vanda Pharmaceuticals, Inc.* 1,692 9,137
Vaxcyte, Inc.* 4,138 251,342
Vera Therapeutics, Inc.,
Class
a
A* 2,009 68,467
Veracyte, Inc.* 2,541 109,746
Verastem, Inc.* 2,510 18,122
Vericel Corp.* 1,615 64,439
Vir Biotechnology, Inc.* 3,861 42,239
Viridian Therapeutics, Inc.* 2,838 65,728
Vor BioPharma, Inc.* 1,275 28,662
Voyager Therapeutics, Inc.* 1,646 5,679
Whitehawk Therapeutics, Inc.* 1,023 4,644
X4 Pharmaceuticals, Inc.* 2,540 10,262
Xencor, Inc.* 2,185 59,574
Xenon Pharmaceuticals, Inc.* 3,083 185,658
Z Squared, Inc.(a) 1,376 4,059
Zenas Biopharma, Inc.(a) 898 29,023
Zentalis Pharmaceuticals, Inc.* 1,575 5,922
Zura Bio Ltd., Class
a
A(a) 1,849 10,243
Zymeworks, Inc.* 1,480 43,527
10,377,168
Broadline Retail — 0.0%(b)
1stdibs.com, Inc.* 753 3,291
Groupon, Inc., Class
a
A(a) 753 14,443
Kohl's Corp. 3,466 61,764
Pattern Group, Inc., Class
a
A* 1,019 21,124
Savers Value Village, Inc.* 1,186 12,251
112,873
Building Products — 0.4%
Apogee Enterprises, Inc. 659 25,741
AZZ, Inc. 942 129,205
CSW Industrials, Inc. 502 155,093
Gibraltar Industries, Inc.* 948 42,651
Griffon Corp. 1,216 118,426
Insteel Industries, Inc. 602 18,120
Janus International Group, Inc.* 4,198 20,822

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Masterbrand, Inc.* 6,386 $ 52,684
Quanex Building Products
Corp. 1,461 28,080
Resideo Technologies, Inc.* 4,321 83,655
Tecnoglass Holdings, Inc. 807 32,038
UFP Industries, Inc. 1,799 152,051
Zurn Elkay Water Solutions
Corp. 4,750 227,050
1,085,616
Capital Markets — 0.9%
Acadian Asset Management,
Inc. 889 83,744
AlTi Global, Inc.* 1,575 6,143
Artisan Partners Asset
Management, Inc., Class
a
A 2,025 86,204
Bakkt, Inc., Class
a
A(a) 932 7,148
BGC Group, Inc., Class
a
A 11,847 142,283
BRC Group Holdings, Inc.(a) 720 4,982
Chaince Digital Holdings, Inc.(a) 2,090 6,249
Cohen & Steers, Inc. 896 72,280
DigitalBridge Group, Inc. 6,043 96,144
Donnelley Financial Solutions,
Inc.* 783 37,819
GCM Grosvenor, Inc., Class
a
A 1,864 25,705
Gemini Space Station, Inc.,
Class
a
A* 1,286 5,787
Innventure, Inc.(a) 1,757 2,267
Marex Group Ltd. 1,956 141,771
MarketWise, Inc. 76 1,368
Miami International Holdings,
Inc.* 2,403 103,017
Moelis & Co., Class
a
A 2,368 161,190
Patria Investments Ltd., Class
a
A 2,048 23,224
Perella Weinberg Partners,
Class
a
A 2,204 36,653
Piper Sandler Cos. 2,220 166,633
PJT Partners, Inc., Class
a
A 778 140,343
Ridgepost Capital, Inc., Class
a
A 1,892 16,271
SHARPLINK, Inc.(a) 5,905 50,960
Silvercrest Asset Management
Group, Inc., Class
a
A 202 2,028
StepStone Group, Inc., Class
a
A 2,443 127,671
StoneX Group, Inc.* 3,432 235,023
Value Line, Inc. 19 703
Victory Capital Holdings, Inc.,
Class
a
A 1,354 159,786
Virtus Investment Partners, Inc. 192 31,776
Wealthfront Corp.* 1,153 10,619
Webull Corp.* 10,558 100,090
Westwood Holdings Group, Inc. 224 4,339
WisdomTree, Inc. 4,286 103,121
2,193,341
Chemicals — 0.7%
AdvanSix, Inc. 845 14,205
Alto Ingredients, Inc.* 2,322 9,195
Ashland, Inc. 1,463 107,282
ASP Isotopes, Inc.(a) 3,653 14,685
Aspen Aerogels, Inc.* 2,137 10,535
Investments
Shares Value
Common Stocks (continued)
Avient Corp. 2,938 $ 129,448
Balchem Corp. 1,028 180,815
Cabot Corp. 1,645 136,058
Chemours Co. (The) 4,825 75,077
Core Molding Technologies,
Inc.* 254 6,363
Ecovyst, Inc.* 3,462 35,209
Flotek Industries, Inc.* 454 10,769
FMC Corp. 3,988 45,982
Hawkins, Inc. 621 74,688
HB Fuller Co. 1,755 96,437
Huntsman Corp. 5,276 50,544
Ingevity Corp.* 1,123 77,813
Innospec, Inc. 786 73,774
Intrepid Potash, Inc.* 360 13,921
Koppers Holdings, Inc. 567 26,008
Kronos Worldwide, Inc. 687 6,059
LSB Industries, Inc.* 1,885 20,113
Mativ Holdings, Inc. 1,729 20,558
Minerals Technologies, Inc. 992 70,353
Orion SA 1,763 11,001
Perimeter Solutions, Inc.* 4,782 145,851
PureCycle Technologies, Inc.(a) 4,580 29,907
Quaker Chemical Corp. 443 73,449
Rayonier Advanced Materials,
Inc.* 1,951 16,759
Sensient Technologies Corp. 1,356 182,979
Stepan Co. 694 43,451
Tronox Holdings plc 3,732 19,742
Valhi, Inc. 67 1,252
1,830,282
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. 1,859 86,685
ACCO Brands Corp. 2,891 12,374
ACV Auctions, Inc., Class
a
A* 5,368 37,737
BrightView Holdings, Inc.* 2,234 24,820
Brink's Co. (The) 1,309 142,589
Casella Waste Systems, Inc.,
Class
a
A* 2,010 185,423
Cimpress plc* 540 48,119
Civeo Corp.* 319 10,664
CompX International, Inc. 39 1,241
CoreCivic, Inc.* 3,092 102,716
Deluxe Corp. 1,409 32,548
Ennis, Inc. 784 16,731
Enviri Corp.* 822 18,314
GEO Group, Inc. (The)* 4,018 127,813
Healthcare Services Group,
Inc.* 2,186 48,070
HNI Corp. 2,274 110,130
Interface, Inc., Class
a
A 1,833 69,507
LanzaTech Global, Inc.* 41 260
Liquidity Services, Inc.* 753 31,385
MillerKnoll, Inc. 2,168 48,975
NLI Holdings, Inc. 260 1,734
Onterris, Inc.* 1,077 18,008
OPENLANE, Inc.* 3,354 119,402
Perma-Fix Environmental
Services, Inc.* 552 10,019

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Pitney Bowes, Inc. 4,583 $ 78,507
Quad/Graphics, Inc. 936 9,416
UniFirst Corp. 468 129,449
Vestis Corp.* 2,916 36,479
1,559,115
Communications Equipment — 0.4%
ADTRAN Holdings, Inc.* 2,416 18,724
Aviat Networks, Inc.* 375 7,474
BK Technologies Corp.* 98 7,092
Calix, Inc.* 1,861 70,941
Clearfield, Inc.* 355 10,298
Digi International, Inc.* 1,185 88,804
Extreme Networks, Inc.* 4,079 91,737
Harmonic, Inc.* 3,491 41,822
Inseego Corp.(a) 383 1,601
KVH Industries, Inc.* 386 2,918
Lantronix, Inc.* 1,120 5,936
NETGEAR, Inc.* 836 17,690
NetScout Systems, Inc.* 2,245 87,173
Ondas, Inc.(a) 15,325 117,313
Ribbon Communications, Inc.* 2,940 5,851
Viasat, Inc.* 3,982 267,869
Vistance Networks, Inc. 6,990 44,107
887,350
Construction & Engineering — 0.6%
Ameresco, Inc., Class
a
A* 1,028 22,739
Arcosa, Inc. 1,550 225,215
Argan, Inc. 432 183,596
Bowman Consulting Group
Ltd., Class
a
A* 453 19,293
Cardinal Infrastructure Group,
Inc., Class
a
A(a) 536 19,821
Centuri Holdings, Inc.* 2,787 56,883
Concrete Pumping Holdings,
Inc.* 664 5,996
Construction Partners, Inc.,
Class
a
A* 1,523 161,743
Fluor Corp.* 4,505 245,568
Granite Construction, Inc. 1,397 168,422
INNOVATE Corp.* 167 1,243
Legence Corp., Class
a
A* 1,848 98,997
Limbach Holdings, Inc.* 361 14,880
Matrix Service Co.* 855 9,243
MYR Group, Inc.* 492 143,379
NWPX Infrastructure, Inc.* 295 32,426
Orion Group Holdings, Inc.* 1,235 11,609
Shimmick Corp.* 168 593
Tutor Perini Corp. 1,439 127,380
1,549,026
Construction Materials — 0.1%
Knife River Corp.* 1,824 114,365
Smith-Midland Corp.* 86 2,260
Titan America SA 788 11,757
United States Lime & Minerals,
Inc. 353 41,700
170,082
Investments
Shares Value
Common Stocks (continued)
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 165 $ 14,928
Bread Financial Holdings, Inc. 1,281 133,826
Consumer Portfolio Services,
Inc.* 295 2,723
Dave, Inc.* 326 117,203
Encore Capital Group, Inc.* 658 63,833
Enova International, Inc.* 763 172,987
FirstCash Holdings, Inc. 1,296 277,953
Green Dot Corp., Class
a
A* 1,728 22,965
Happen, Inc.* 3,598 63,253
Jefferson Capital, Inc. 713 14,837
LendingTree, Inc.* 349 9,786
Medallion Financial Corp. 535 6,324
Navient Corp. 2,014 19,153
Nelnet, Inc., Class
a
A 475 59,503
NerdWallet, Inc., Class
a
A* 1,036 10,236
Oportun Financial Corp.* 1,308 9,614
OppFi, Inc.* 817 5,662
PRA Group, Inc.* 1,209 22,753
PROG Holdings, Inc. 1,247 47,548
Regional Management Corp. 275 8,825
Upstart Holdings, Inc.* 2,692 77,207
World Acceptance Corp.* 67 12,315
1,173,434
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 1,060 68,762
Chefs' Warehouse, Inc. (The)* 1,172 131,815
Grocery Outlet Holding Corp.* 2,972 35,515
Ingles Markets, Inc., Class
a
A 475 38,855
Natural Grocers by Vitamin
Cottage, Inc. 421 11,523
PriceSmart, Inc. 827 140,598
United Natural Foods, Inc.* 1,922 84,299
Village Super Market, Inc.,
Class
a
A 284 12,292
Weis Markets, Inc. 390 27,709
Yesway, Inc., Class
a
A* 501 12,480
563,848
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 4,446 22,586
Greif, Inc., Class
a
A 771 63,800
Greif, Inc., Class
a
B 148 15,635
Myers Industries, Inc. 1,186 38,059
O-I Glass, Inc.* 4,887 35,528
Ranpak Holdings Corp.,
Class
a
A* 1,533 7,282
TriMas Corp. 864 33,506
216,396
Distributors — 0.0%(b)
GigaCloud Technology, Inc.,
Class
a
A* 805 39,067
Gold. Com, Inc. 629 28,286
Weyco Group, Inc. 198 8,864
76,217

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
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PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.5%
American Public Education,
Inc.* 571 $ 26,066
Carriage Services, Inc., Class
a
A 441 14,840
Coursera, Inc.* 6,920 45,118
Covista, Inc.* 1,088 143,975
Driven Brands Holdings, Inc.* 1,912 23,747
Frontdoor, Inc.* 2,247 181,715
Graham Holdings Co., Class
a
B 108 121,920
KinderCare Learning Cos., Inc.* 969 2,442
Laureate Education, Inc.* 3,839 144,078
Lincoln Educational Services
Corp.* 947 23,827
Matthews International Corp.,
Class
a
A 949 19,711
McGraw Hill, Inc.* 787 10,333
OneSpaWorld Holdings Ltd. 3,151 78,239
Perdoceo Education Corp. 2,001 66,513
Phoenix Education Partners,
Inc.(a) 177 5,153
Strategic Education, Inc. 686 56,828
Stride, Inc.* 1,332 115,471
Universal Technical Institute,
Inc.* 1,508 31,864
1,111,840
Diversified REITs — 0.2%
AH Realty Trust, Inc., REIT 2,415 15,649
Alpine Income Property Trust,
Inc., REIT 487 9,477
American Assets Trust, Inc.,
REIT 1,560 35,037
Broadstone Net Lease, Inc.,
REIT 6,115 127,559
CTO Realty Growth, Inc., REIT 1,064 22,706
Essential Properties Realty
Trust, Inc., REIT 6,930 207,900
Gladstone Commercial Corp.,
REIT 1,542 20,000
Global Net Lease, Inc., REIT 6,055 55,585
NexPoint Diversified Real
Estate Trust, REIT 1,210 6,425
500,338
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 355 32,266
ATN International, Inc. 326 9,835
Bandwidth, Inc., Class
a
A* 937 45,379
Cogent Communications
Holdings, Inc. 1,551 14,797
IDT Corp., Class
a
B 520 35,474
Liberty Capital Corp., Class
a
A* 117 3,124
Liberty Capital Corp., Class
a
C* 1,058 27,540
Liberty Latin America Ltd.,
Class
a
A* 972 8,369
Liberty Latin America Ltd.,
Class
a
C* 4,082 34,901
Lumen Technologies, Inc.* 30,549 190,931
Shenandoah
Telecommunications Co. 1,585 19,606
Investments
Shares Value
Common Stocks (continued)
Uniti Group, Inc.* 5,368 $ 53,251
475,473
Electric Utilities — 0.3%
Genie Energy Ltd., Class
a
B 655 9,720
Hawaiian Electric Industries,
Inc.* 5,216 58,524
MGE Energy, Inc. 1,186 92,140
Otter Tail Corp. 1,228 111,097
Portland General Electric Co. 3,706 181,075
TXNM Energy, Inc. 3,274 188,615
641,171
Electrical Equipment — 0.4%
Allient, Inc. 473 44,467
American Superconductor
Corp.* 1,483 42,577
Amprius Technologies, Inc.* 4,321 42,691
Array Technologies, Inc.* 4,845 21,415
Atkore, Inc. 1,076 100,810
Babcock & Wilcox Enterprises,
Inc.* 4,209 31,736
ChargePoint Holdings, Inc.* 752 4,136
Energous Corp.* 170 1,884
Energy Vault Holdings, Inc.(a) 4,353 14,800
EnerSys 1,172 215,484
Enovix Corp.(a) 6,232 21,064
Eos Energy Enterprises, Inc.(a) 10,828 34,866
Espey Mfg. & Electronics Corp. 81 5,071
Fluence Energy, Inc.* 2,754 29,771
FuelCell Energy, Inc.* 1,709 29,446
GrafTech International Ltd.* 540 3,888
Hyliion Holdings Corp.* 4,015 13,932
LSI Industries, Inc. 1,059 20,746
NANO Nuclear Energy, Inc.* 1,370 25,057
Net Power, Inc.* 1,331 2,369
NuScale Power Corp., Class
a
A* 10,221 94,749
Plug Power, Inc.(a) 42,983 92,843
Power Solutions International,
Inc.* 267 9,695
Preformed Line Products Co. 69 27,659
SES AI Corp.(a) 7,916 4,114
Shoals Technologies Group,
Inc., Class
a
A* 5,361 37,098
Sunrun, Inc.* 7,343 62,930
Tigo Energy, Inc.* 1,210 1,295
1,036,593
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.* 907 9,678
ADI Global Distribution, Inc.* 2,159 47,217
Aeva Technologies, Inc.* 872 13,656
Arlo Technologies, Inc.* 3,402 44,736
Badger Meter, Inc. 939 127,206
Bel Fuse, Inc., Class
a
A 47 9,624
Bel Fuse, Inc., Class
a
B 386 96,220
Belden, Inc. 1,242 142,159
Benchmark Electronics, Inc. 1,129 79,346
Climb Global Solutions, Inc. 526 15,007
Crane NXT Co. 1,581 77,311

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
CTS Corp. 904 $ 51,049
Daktronics, Inc.* 1,244 24,295
ePlus, Inc. 835 73,455
Evolv Technologies Holdings,
Inc.* 5,160 26,884
Forward Industries, Inc.(a) 1,951 12,369
Frequency Electronics, Inc.* 213 12,833
Insight Enterprises, Inc.* 908 142,574
Itron, Inc.* 1,394 135,232
Kimball Electronics, Inc.* 753 17,786
Knowles Corp.* 2,700 92,286
LightPath Technologies, Inc.,
Class
a
A* 1,738 17,484
Lightwave Logic, Inc.(a) 5,051 27,427
Methode Electronics, Inc. 1,098 20,017
Mirion Technologies, Inc.,
Class
a
A* 7,608 114,653
M-Tron Industries, Inc.* 138 10,510
Napco Security Technologies,
Inc. 1,089 39,465
nLight, Inc.* 1,758 74,311
Novanta, Inc.* 1,143 167,129
OSI Systems, Inc.* 512 106,450
Ouster, Inc.* 1,971 67,881
PC Connection, Inc. 355 28,354
Plexus Corp.* 843 201,873
Powerfleet, Inc.* 4,019 12,057
RF Industries Ltd.* 254 2,677
Richardson Electronics Ltd. 382 6,616
Rogers Corp.* 568 71,324
ScanSource, Inc.* 685 39,107
SmartRent, Inc., Class
a
A* 5,372 7,145
Syntec Optics Holdings, Inc.(a) 225 1,843
Unusual Machines, Inc.(a) 1,431 33,872
Vishay Intertechnology, Inc. 4,320 131,458
Vishay Precision Group, Inc.* 386 23,859
Vuzix Corp.* 2,184 5,700
2,462,135
Energy Equipment & Services — 1.0%
Archrock, Inc. 5,491 173,076
Atlas Energy Solutions, Inc.,
Class
a
A(a) 2,604 34,112
Borr Drilling Ltd.* 7,502 33,609
Bristow Group, Inc., Class
a
A 834 37,855
Cactus, Inc., Class
a
A 2,214 155,688
Core Laboratories, Inc. 1,456 18,098
Energy Services of America
Corp. 446 5,196
Expro Ltd.* 2,611 47,311
Flowco Holdings, Inc., Class
a
A 1,130 24,792
Forum Energy Technologies,
Inc.* 335 27,460
Helix Energy Solutions Group,
Inc.* 4,426 45,588
Helmerich & Payne, Inc. 3,087 134,531
HMH Holding, Inc., Class
a
A* 326 6,279
Innovex International, Inc.* 1,442 44,226
Kodiak Gas Services, Inc. 3,176 186,654
Liberty Energy, Inc., Class
a
A 5,065 99,831
Investments
Shares Value
Common Stocks (continued)
Nabors Industries Ltd.* 443 $ 41,483
National Energy Services
Reunited Corp.* 1,933 67,868
Natural Gas Services Group,
Inc. 374 13,165
Noble Corp. plc 4,046 185,428
Oceaneering International, Inc.* 3,159 163,510
Oil States International, Inc.* 1,800 15,876
Patterson-UTI Energy, Inc. 11,050 139,672
ProFrac Holding Corp.,
Class
a
A* 900 4,590
ProPetro Holding Corp.* 3,147 35,750
Ranger Energy Services, Inc.,
Class
a
A 599 10,003
RPC, Inc. 3,215 20,994
SEACOR Marine Holdings, Inc.* 694 6,628
Seadrill Ltd.* 2,002 97,537
Select Water Solutions, Inc.,
Class
a
A 3,585 69,907
Smart Sand, Inc. 945 4,980
Solaris Energy Infrastructure,
Inc., Class
a
A(a) 1,675 85,040
TETRA Technologies, Inc.* 4,094 28,249
Tidewater, Inc.* 1,572 146,385
Transocean Ltd.* 30,923 179,663
Valaris Ltd.* 1,805 155,898
2,546,932
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A* 19,562 51,644
Atlanta Braves Holdings, Inc.,
Class
a
A* 213 11,717
Atlanta Braves Holdings, Inc.,
Class
a
C* 1,560 77,345
Cinemark Holdings, Inc. 3,346 119,151
CuriosityStream, Inc. 1,313 3,519
IMAX Corp.* 1,451 74,291
Lionsgate Studios Corp.* 6,249 70,801
Madison Square Garden
Entertainment Corp., Class
a
A* 1,247 96,879
Marcus Corp. (The) 716 20,356
Meridian Holdings, Inc.* 1 14
Playtika Holding Corp. 1,773 4,025
Reservoir Media, Inc.* 617 5,960
Sphere Entertainment Co.* 876 119,399
Starz Entertainment Corp.* 390 10,325
Stubhub Holdings, Inc.,
Class
a
A* 7,014 44,749
710,175
Financial Services — 0.9%
Acacia Research Corp.* 1,094 4,857
Alerus Financial Corp. 753 24,774
Better Home & Finance Holding
Co.(a) 255 3,529
Bladex, Inc., Class
a
E 933 50,307
Burford Capital Ltd. 6,419 26,639
Cannae Holdings, Inc. 1,251 19,516
Cass Information Systems, Inc. 363 20,368
Compass Diversified Holdings* 2,141 24,750

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Dlocal Ltd., Class
a
A 2,856 $ 42,355
Enact Holdings, Inc. 876 42,223
Essent Group Ltd. 2,871 193,965
EVERTEC, Inc. 1,960 58,075
Federal Agricultural Mortgage
Corp., Class
a
C 289 63,551
Finance of America Cos., Inc.,
Class
a
A* 121 2,148
Flywire Corp.* 3,773 71,272
HA Sustainable Infrastructure
Capital, Inc. 4,044 159,940
International Money Express,
Inc.* 873 12,632
Jackson Financial, Inc., Class
a
A 2,079 277,401
loanDepot, Inc., Class
a
A* 3,584 3,385
Marqeta, Inc., Class
a
A* 2,750 45,155
Merchants Bancorp 792 41,691
NCR Atleos Corp.* 2,326 106,810
NewtekOne, Inc. 804 9,479
NMI Holdings, Inc., Class
a
A* 2,414 107,061
Onity Group, Inc.* 226 7,738
Pagseguro Digital Ltd., Class
a
A 5,245 47,310
Paymentus Holdings, Inc.,
Class
a
A* 1,867 66,465
Payoneer Global, Inc.* 8,584 61,032
Paysafe Ltd.* 762 4,907
Paysign, Inc.* 1,400 17,444
PennyMac Financial Services,
Inc. 937 68,504
Priority Technology Holdings,
Inc.* 1,081 5,740
Radian Group, Inc. 4,295 154,019
Remitly Global, Inc.* 5,968 159,584
Repay Holdings Corp., Class
a
A* 2,049 7,356
Security National Financial
Corp., Class
a
A* 533 4,637
Sezzle, Inc.(a) 510 61,481
StoneCo Ltd., Class
a
A 7,290 70,713
Velocity Financial, Inc.* 380 6,821
Walker & Dunlop, Inc. 1,055 42,759
Waterstone Financial, Inc. 474 9,935
2,208,328
Food Products — 0.2%
Alico, Inc. 184 7,310
B&G Foods, Inc.(a) 2,473 8,581
BRC, Inc., Class
a
A(a) 244 1,962
Cal-Maine Foods, Inc. 1,370 108,120
Del Monte Corp. 1,046 33,137
Dole plc 2,471 34,223
Flowers Foods, Inc. 6,003 41,541
Forafric Global plc* 170 1,851
J & J Snack Foods Corp. 470 41,445
John B Sanfilippo & Son, Inc. 264 19,454
Lifeway Foods, Inc.* 175 4,555
Limoneira Co. 531 7,307
Mama's Creations, Inc.* 1,185 19,233
Marzetti Co. (The) 628 70,744
Mission Produce, Inc.* 1,801 22,909
Once Upon a Farm PBC(a) 414 7,171
Investments
Shares Value
Common Stocks (continued)
Seneca Foods Corp., Class
a
A* 134 $ 26,571
Simply Good Foods Co. (The)* 2,643 30,262
Utz Brands, Inc. 2,324 33,001
Vital Farms, Inc.* 1,149 12,271
Westrock Coffee Co.(a) 1,179 9,185
540,833
Gas Utilities — 0.4%
Brookfield Infrastructure Corp.,
Class
a
A 3,966 151,581
Chesapeake Utilities Corp. 761 101,624
New Jersey Resources Corp. 3,233 172,448
Northwest Natural Holding Co. 1,347 66,097
ONE Gas, Inc. 2,002 158,699
RGC Resources, Inc. 262 5,609
Southwest Gas Holdings, Inc. 2,324 205,279
Spire, Inc. 1,862 152,386
1,013,723
Ground Transportation — 0.2%
ArcBest Corp. 701 96,717
Covenant Logistics Group, Inc.,
Class
a
A 483 17,074
FTAI Infrastructure, Inc.(a) 3,460 12,041
Heartland Express, Inc. 1,216 15,030
Hertz Global Holdings, Inc.(a) 4,039 9,168
Marten Transport Ltd. 1,864 26,879
PAMT Corp.* 156 1,892
Proficient Auto Logistics, Inc.* 781 3,936
RXO, Inc.* 5,271 112,009
Universal Logistics Holdings,
Inc.(a) 233 4,352
Werner Enterprises, Inc. 1,910 74,834
373,932
Health Care Equipment & Supplies — 1.2%
Acme United Corp. 98 6,107
Alphatec Holdings, Inc.* 3,898 36,524
AngioDynamics, Inc.* 1,169 18,856
Anteris Technologies Global
Corp.* 2,572 22,145
Artivion, Inc.* 1,432 38,650
AtriCure, Inc.* 1,569 75,861
Axogen, Inc.* 1,649 83,703
Beta Bionics, Inc.* 1,272 25,376
Bioventus, Inc., Class
a
A* 1,511 20,625
Butterfly Network, Inc.* 6,611 52,161
CapsoVision, Inc.(a) 1,090 6,366
Carlsmed, Inc.* 258 4,203
Ceribell, Inc.* 869 20,839
Cerus Corp.* 6,246 16,489
ClearPoint Neuro, Inc.* 881 13,338
CONMED Corp. 972 48,454
CVRx, Inc.(a) 474 1,403
Delcath Systems, Inc.* 905 14,896
DENTSPLY SIRONA, Inc. 6,428 71,801
Electromed, Inc.* 206 5,762
Embecta Corp. 1,881 9,668
Enovis Corp.* 1,833 45,073

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Establishment Labs Holdings,
Inc.* 843 $ 58,445
Glaukos Corp.* 1,811 325,183
Haemonetics Corp.* 1,483 152,853
Hyperfine, Inc., Class
a
A* 2,459 2,027
ICU Medical, Inc.* 783 135,420
Inogen, Inc.* 784 4,210
Inspire Medical Systems, Inc.* 904 56,943
Integer Holdings Corp.* 1,079 135,145
Integra LifeSciences Holdings
Corp.* 2,150 36,378
iRadimed Corp. 260 22,459
IRhythm Holdings, Inc.* 1,037 123,341
Kestra Medical Technologies
Ltd.* 842 21,682
KORU Medical Systems, Inc.* 1,418 4,679
Lantheus Holdings, Inc.* 2,049 206,867
LeMaitre Vascular, Inc. 695 55,795
LivaNova plc* 1,768 141,104
Lucid Diagnostics, Inc.* 4,662 4,562
Merit Medical Systems, Inc.* 1,882 170,622
MiniMed Group, Inc.* 906 18,356
Neogen Corp.* 6,960 80,458
NeuroPace, Inc.* 834 12,218
Novocure Ltd.* 3,360 59,304
Omnicell, Inc.* 1,429 50,244
OraSure Technologies, Inc.* 2,060 7,395
Orchestra BioMed Holdings,
Inc.* 1,246 6,280
Orthofix Medical, Inc.* 1,269 11,916
OrthoPediatrics Corp.* 556 12,960
Procept Biorobotics Corp.* 1,767 37,460
Pro-Dex, Inc.* 68 4,223
Pulse Biosciences, Inc.* 580 29,191
QuidelOrtho Corp.* 2,168 31,284
RxSight, Inc.* 1,247 9,141
Sanara Medtech, Inc.* 116 4,046
Senseonics Holdings, Inc.* 1,238 11,427
Shoulder Innovations, Inc.* 325 6,812
SI-BONE, Inc.* 1,381 26,267
Sight Sciences, Inc.* 1,241 10,548
STAAR Surgical Co.* 1,058 23,900
Stereotaxis, Inc.* 2,143 3,086
Strive, Inc., Class
a
A(a) 1,995 48,319
Tactile Systems Technology,
Inc.* 719 16,523
Tandem Diabetes Care, Inc.* 2,196 48,334
TransMedics Group, Inc.* 1,079 91,575
UFP Technologies, Inc.* 235 70,018
Utah Medical Products, Inc. 98 6,971
Varex Imaging Corp.* 1,329 24,573
3,058,844
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.* 2,920 80,475
Accendra Health, Inc.* 2,264 2,739
AdaptHealth Corp., Class
a
A* 3,232 18,067
Addus HomeCare Corp.* 588 67,426
agilon health, Inc.* 385 33,838
AirSculpt Technologies, Inc.* 300 756
Investments
Shares Value
Common Stocks (continued)
Alignment Healthcare, Inc.* 6,413 $ 85,934
AMN Healthcare Services, Inc.* 1,242 42,576
Ardent Health, Inc.* 742 8,028
Astrana Health, Inc.* 1,426 54,345
Aveanna Healthcare Holdings,
Inc.* 2,455 32,946
BrightSpring Health Services,
Inc.* 5,125 299,300
Brookdale Senior Living, Inc.* 7,530 88,779
Castle Biosciences, Inc.* 931 30,751
Clover Health Investments
Corp., Class
a
A* 13,206 54,805
Community Health Systems,
Inc.* 4,078 11,908
Concentra Group Holdings
Parent, Inc. 3,708 125,108
CorVel Corp.* 933 64,265
Fulgent Genetics, Inc.* 604 11,699
GeneDx Holdings Corp.,
Class
a
A* 630 53,430
Guardian Pharmacy Services,
Inc., Class
a
A* 571 21,178
HealthEquity, Inc.* 2,660 256,796
Hims & Hers Health, Inc.* 6,789 200,819
Hinge Health, Inc., Class
a
A* 1,306 120,883
InfuSystem Holdings, Inc.* 599 7,278
Innovage Holding Corp.* 692 7,474
LifeStance Health Group, Inc.* 6,007 74,246
Lumexa Imaging Holdings, Inc.* 601 7,014
National HealthCare Corp. 414 89,643
NeoGenomics, Inc.* 4,138 74,112
NRC Health 374 7,832
Nutex Health, Inc.(a) 160 30,202
Omada Health, Inc.* 1,118 27,447
OPKO Health, Inc.* 12,649 18,594
Option Care Health, Inc.* 5,013 117,555
PACS Group, Inc.* 1,461 61,815
Pediatrix Medical Group, Inc.* 2,612 68,513
Pennant Group, Inc. (The)* 1,069 39,296
Privia Health Group, Inc.* 3,800 77,862
Progyny, Inc.* 2,145 54,891
RadNet, Inc.* 2,243 170,064
SBC Medical Group Holdings,
Inc.* 597 2,400
Sonida Senior Living, Inc.* 908 34,050
Starling Oncology, Inc.* 2,403 14,202
Strata Critical Medical, Inc.* 2,140 12,112
Surgery Partners, Inc.* 2,512 34,892
U.S. Physical Therapy, Inc. 480 37,315
Viemed Healthcare, Inc.* 1,067 9,432
2,845,092
Health Care REITs — 0.3%
CareTrust REIT, Inc. 7,136 277,947
Chiron Real Estate, Inc., REIT 402 14,673
Community Healthcare Trust,
Inc., REIT 875 12,871
Diversified Healthcare Trust,
REIT 7,008 53,051
LTC Properties, Inc., REIT 1,558 62,819

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
National Health Investors, Inc.,
REIT 1,521 $ 108,158
National Healthcare Properties,
Inc., Class
a
A, REIT 1,433 23,014
Sabra Health Care REIT, Inc. 8,027 163,670
Strawberry Fields REIT, Inc. 258 3,480
Universal Health Realty Income
Trust, REIT 420 17,212
736,895
Health Care Technology — 0.2%
Certara, Inc.* 3,653 30,283
Claritev Corp.(a) 305 12,148
Evolent Health, Inc., Class
a
A* 3,594 16,173
HealthStream, Inc. 754 21,904
HeartFlow, Inc.* 2,521 127,033
LifeMD, Inc.* 1,262 3,900
Phreesia, Inc.* 1,560 19,048
Schrodinger, Inc.* 1,821 35,509
Simulations Plus, Inc.(a) 530 9,752
Teladoc Health, Inc.* 5,720 36,265
Waystar Holding Corp.* 3,519 92,127
404,142
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. 6,910 110,214
Braemar Hotels & Resorts, Inc.,
REIT 1,853 3,743
Chatham Lodging Trust, REIT 1,424 18,555
DiamondRock Hospitality Co.,
REIT 6,499 80,003
Park Hotels & Resorts, Inc.,
REIT 5,927 90,683
Pebblebrook Hotel Trust, REIT 3,559 64,489
RLJ Lodging Trust, REIT 3,923 43,310
Ryman Hospitality Properties,
Inc., REIT 2,132 270,252
Service Properties Trust, REIT 3,683 28,727
Summit Hotel Properties, Inc.,
REIT 3,278 19,176
Sunstone Hotel Investors, Inc.,
REIT 5,733 64,038
Xenia Hotels & Resorts, Inc.,
REIT 2,945 55,219
848,409
Hotels, Restaurants & Leisure — 0.8%
Accel Entertainment, Inc.,
Class
a
A* 1,637 19,055
Bally's Corp.(a) 325 2,912
Biglari Holdings, Inc., Class
a
A* 2 3,915
Biglari Holdings, Inc., Class
a
B* 16 6,216
BJ's Restaurants, Inc.* 600 38,154
Black Rock Coffee Bar, Inc.,
Class
a
A* 557 5,319
Bloomin' Brands, Inc.* 2,703 27,841
Brightstar Lottery plc 3,085 34,768
Brinker International, Inc.* 1,370 313,045
Cheesecake Factory, Inc. (The) 1,488 162,921
Cracker Barrel Old Country
Store, Inc.(a) 718 39,662
Investments
Shares Value
Common Stocks (continued)
Dave & Buster's Entertainment,
Inc.* 853 $ 7,651
Dine Brands Global, Inc. 392 12,967
El Pollo Loco Holdings, Inc.* 908 13,865
First Watch Restaurant Group,
Inc.* 1,953 24,764
Genius Sports Ltd.* 7,486 55,546
Global Business Travel Group I* 3,976 37,613
Hilton Grand Vacations, Inc.* 1,782 75,575
Inspired Entertainment, Inc.* 790 4,606
Jack in the Box, Inc.(a) 567 9,361
Krispy Kreme, Inc.* 2,523 8,629
Kura Sushi USA, Inc., Class
a
A* 218 9,954
Life Time Group Holdings, Inc.* 4,598 193,208
Lindblad Expeditions Holdings,
Inc.* 1,574 41,805
Marriott Vacations Worldwide
Corp. 881 91,853
Monarch Casino & Resort, Inc. 383 46,132
Nathan's Famous, Inc. 92 9,003
Navan, Inc., Class
a
A* 3,278 95,259
Papa John's International, Inc.
(a) 1,040 24,419
Penn Entertainment, Inc.* 4,060 67,843
Portillo's, Inc., Class
a
A* 2,109 9,638
Pursuit Attractions and
Hospitality, Inc.* 665 31,920
RCI Hospitality Holdings, Inc. 212 6,176
Red Rock Resorts, Inc., Class
a
A 1,516 85,139
Rush Street Interactive, Inc.* 3,193 82,252
Sabre Corp.* 10,704 23,228
Serve Robotics, Inc.* 2,248 10,948
Shake Shack, Inc., Class
a
A* 1,245 85,768
Six Flags Entertainment Corp.* 3,042 45,782
Super Group SGHC Ltd. 5,153 69,772
Sweetgreen, Inc., Class
a
A* 3,337 23,225
Target Hospitality Corp.* 1,275 23,613
United Parks & Resorts, Inc.* 626 25,046
Venu Holding Corp.* 1,510 2,899
Wendy's Co. (The)(a) 5,105 42,371
Xponential Fitness, Inc.,
Class
a
A* 1,123 6,120
2,057,758
Household Durables — 0.6%
Beazer Homes USA, Inc.* 786 26,080
Cavco Industries, Inc.* 247 138,105
Century Communities, Inc. 802 54,175
Champion Homes, Inc.* 1,752 156,401
Cricut, Inc., Class
a
A 1,571 9,269
Dream Finders Homes, Inc.,
Class
a
A* 892 12,533
Ethan Allen Interiors, Inc. 754 17,832
Flexsteel Industries, Inc. 112 8,909
GoPro, Inc., Class
a
A(a) 4,230 3,706
Green Brick Partners, Inc.* 969 69,981
Hamilton Beach Brands Holding
Co., Class
a
A 238 7,476
Helen of Troy Ltd.* 733 22,063
Hovnanian Enterprises, Inc.,
Class
a
A* 147 18,247

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Installed Building Products, Inc. 753 $ 182,851
KB Home 1,923 102,496
La-Z-Boy, Inc. 1,267 40,088
Legacy Housing Corp.* 285 8,017
LGI Homes, Inc.* 662 37,032
Lifetime Brands, Inc. 382 3,610
Lovesac Co. (The)* 440 6,862
M/I Homes, Inc.* 815 121,280
Meritage Homes Corp. 2,096 145,525
Newell Brands, Inc. 13,507 84,419
Sonos, Inc.* 3,819 59,576
XMAX, Inc.(a) 1,920 17,222
1,353,755
Household Products — 0.1%
Central Garden & Pet Co.* 265 11,390
Central Garden & Pet Co.,
Class
a
A* 1,585 58,978
Energizer Holdings, Inc. 1,956 42,602
Oil-Dri Corp. of America 320 28,793
Spectrum Brands Holdings, Inc. 720 62,143
WD-40 Co. 431 92,299
296,205
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 1,109 18,387
Montauk Renewables, Inc.* 2,151 3,700
Ormat Technologies, Inc. 1,973 201,246
223,333
Industrial Conglomerates — 0.0%(b)
Brookfield Business Corp.,
Class
a
A 2,197 60,176
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 1,786 14,744
Innovative Industrial Properties,
Inc., REIT 910 51,797
LXP Industrial Trust, REIT 1,851 112,374
One Liberty Properties, Inc.,
REIT 558 13,353
Terreno Realty Corp., REIT 3,362 222,598
414,866
Insurance — 0.9%
Abacus Global Management,
Inc. 875 8,400
Accelerant Holdings, Class
a
A* 1,922 37,921
American Coastal Insurance
Corp. 785 7,434
American Integrity Insurance
Group, Inc. 390 10,140
AMERISAFE, Inc. 602 15,676
Ategrity Specialty Holdings
LLC* 291 7,645
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,078 94,956
Bowhead Specialty Holdings,
Inc.* 569 19,073
Investments
Shares Value
Common Stocks (continued)
Citizens, Inc., Class
a
A* 1,442 $ 5,422
CNO Financial Group, Inc. 2,943 161,247
Crawford & Co., Class
a
A 510 6,691
Donegal Group, Inc., Class
a
A 536 10,248
Employers Holdings, Inc. 588 28,865
Exzeo Group, Inc.* 267 4,480
F&G Annuities & Life, Inc. 1,119 26,632
Genworth Financial, Inc.,
Class
a
A* 12,121 120,483
Goosehead Insurance, Inc.,
Class
a
A* 734 50,389
Greenlight Capital Re Ltd.,
Class
a
A* 824 12,492
Hamilton Insurance Group Ltd.,
Class
a
B 1,461 51,369
HCI Group, Inc. 352 65,377
Heritage Insurance Holdings,
Inc.* 786 26,425
Hippo Holdings, Inc.* 598 19,656
Horace Mann Educators Corp. 1,273 64,783
Investors Title Co. 57 16,781
James River Group Holdings,
Inc. 1,179 4,728
Kemper Corp. 1,878 52,922
Kingstone Cos., Inc. 364 7,153
Kingsway Corp.* 683 7,042
Lemonade, Inc.* 2,260 118,040
MBIA, Inc.* 1,461 7,057
Mercury General Corp. 854 87,074
Neptune Insurance Holdings,
Inc., Class
a
A* 1,197 39,872
NI Holdings, Inc.* 212 3,180
Octave Specialty Group, Inc.* 1,301 5,672
Oscar Health, Inc., Class
a
A* 7,566 226,677
Palomar Holdings, Inc. 840 111,359
Pelagos Insurance Capital Ltd. 1,381 33,710
Porch Group, Inc.* 3,068 52,125
Root, Inc., Class
a
A* 409 22,695
Safety Insurance Group, Inc. 463 48,032
Selective Insurance Group, Inc. 1,915 174,820
SiriusPoint Ltd.* 3,336 80,698
Skyward Specialty Insurance
Group, Inc.* 1,311 75,265
Slide Insurance Holdings, Inc. 2,076 48,267
Stewart Information Services
Corp. 969 66,522
Tiptree, Inc., Class
a
A 745 13,797
Trupanion, Inc.* 1,060 30,899
United Fire Group, Inc. 686 36,955
Universal Insurance Holdings,
Inc. 796 34,212
2,261,358
Interactive Media & Services — 0.2%
Angi, Inc., Class
a
A* 926 4,306
Bumble, Inc., Class
a
A(a) 3,183 8,721
Cargurus, Inc., Class
a
A* 2,367 84,407
Cars.com, Inc.* 1,433 16,766
EverQuote, Inc., Class
a
A* 885 22,514
fuboTV, Inc., Class
a
A(a) 910 9,582
Grindr, Inc.* 822 12,725

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
MediaAlpha, Inc., Class
a
A* 968 $ 12,216
Nextdoor Holdings, Inc.* 7,363 16,567
QuinStreet, Inc.* 1,739 33,806
RUM Group, Inc.* 3,560 31,898
Shutterstock, Inc. 809 4,482
Taboola.com Ltd.* 4,011 14,961
TripAdvisor, Inc.* 3,590 34,177
Trump Media & Technology
Group Corp.* 5,124 50,061
Webtoon Entertainment, Inc.(a) 665 7,009
WeShop Holdings Ltd.,
Class
a
A(a) 54 272
Yelp, Inc., Class
a
A* 1,677 37,481
Ziff Davis, Inc.* 1,089 60,058
ZipRecruiter, Inc., Class
a
A* 2,060 8,776
ZoomInfo Technologies, Inc.,
Class
a
A* 7,729 32,771
503,556
IT Services — 0.2%
Backblaze, Inc., Class
a
A* 1,841 26,013
BigBear.ai Holdings, Inc.(a) 15,350 48,046
Brand Engagement Network,
Inc.* 132 1,486
Commerce.com, Inc., Series 1* 2,388 5,755
Crexendo, Inc.* 576 3,537
DXC Technology Co.* 5,402 61,043
Everforth, Inc.* 1,276 41,368
Fastly, Inc., Class
a
A* 4,810 109,620
Globant SA* 1,360 55,366
Grid Dynamics Holdings, Inc.* 2,078 16,582
Hackett Group, Inc. (The) 705 7,903
Information Services Group,
Inc. 1,104 5,652
Rackspace Technology, Inc.(a) 2,887 9,036
SharonAI Holdings, Inc.(a) 142 7,790
TSS, Inc.* 768 6,044
Tucows, Inc., Class
a
A* 221 2,338
Unisys Corp.* 2,055 5,549
Whitefiber, Inc.(a) 349 6,603
419,731
Leisure Products — 0.2%
Acushnet Holdings Corp. 872 75,332
Callaway Golf Co.* 4,437 69,705
Escalade, Inc. 260 5,242
Funko, Inc., Class
a
A* 1,336 8,978
JAKKS Pacific, Inc. 291 7,307
Johnson Outdoors, Inc.,
Class
a
A 195 8,775
Latham Group, Inc.* 1,626 11,496
Malibu Boats, Inc., Class
a
A* 631 17,012
MasterCraft Boat Holdings,
Inc.* 575 13,386
Peloton Interactive, Inc.,
Class
a
A* 12,825 68,742
Polaris, Inc. 1,718 110,880
Smith & Wesson Brands, Inc. 1,402 17,833
Sturm Ruger & Co., Inc. 441 16,745
Investments
Shares Value
Common Stocks (continued)
Tron, Inc.* 1,618 $ 2,831
434,264
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class
a
A* 3,741 233,626
Adaptive Biotechnologies
Corp.* 4,846 120,762
Alamar Biosciences, Inc.* 410 12,521
Alpha Teknova, Inc.(a) 360 2,585
Azenta, Inc.* 1,321 43,131
BioLife Solutions, Inc.* 1,333 49,414
Codexis, Inc.* 2,715 4,616
CryoPort, Inc.* 1,549 24,784
Cytek Biosciences, Inc.* 3,822 18,269
Fortrea Holdings, Inc.* 3,035 55,753
Ginkgo Bioworks Holdings,
Inc.* 1,490 10,147
Lifecore Biomedical, Inc.* 885 3,947
Maravai LifeSciences Holdings,
Inc., Class
a
A* 3,543 27,069
Mesa Laboratories, Inc. 176 22,505
Nautilus Biotechnology, Inc.,
Class
a
A* 1,558 1,515
OmniAb, Inc.* 3,457 15,142
Pacific Biosciences of
California, Inc.* 8,860 12,005
Personalis, Inc.(a) 2,130 35,741
Quanterix Corp.* 1,332 3,556
697,088
Machinery — 1.2%
3D Systems Corp.* 4,559 14,954
Aebi Schmidt Holding AG 1,182 14,952
AirJoule Technologies Corp.(a) 1,027 4,652
Alamo Group, Inc. 330 54,312
Albany International Corp.,
Class
a
A 901 49,943
Alliance Laundry Holdings, Inc.* 2,002 45,866
Astec Industries, Inc. 725 30,849
Atmus Filtration Technologies,
Inc. 2,623 123,884
Blue Bird Corp.* 996 57,917
CECO Environmental Corp.* 1,656 117,907
Columbus McKinnon Corp. 908 16,035
Commercial Vehicle Group,
Inc.* 971 3,010
Douglas Dynamics, Inc. 731 30,022
Elmet Group Co. (The)* 315 5,169
Energy Recovery, Inc.* 1,642 12,660
Enerpac Tool Group Corp.,
Class
a
A 1,639 61,168
Enpro, Inc. 677 200,541
ESCO Technologies, Inc. 834 227,707
Federal Signal Corp. 1,922 224,874
Franklin Electric Co., Inc. 1,208 120,909
FreightCar America, Inc.* 471 3,245
Gencor Industries, Inc.* 323 5,995
Gorman-Rupp Co. (The) 668 50,367
Graham Corp.* 335 29,215
Greenbrier Cos., Inc. (The) 962 43,357

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Helios Technologies, Inc. 1,051 $ 76,744
Hillman Solutions Corp.* 6,270 48,279
Hyster-Yale, Inc. 352 11,919
JBT Marel Corp. 1,668 194,939
Kadant, Inc. 384 114,870
Kennametal, Inc. 2,439 71,560
L B Foster Co., Class
a
A* 314 11,778
Lindsay Corp. 320 36,771
Luxfer Holdings plc 845 14,517
Manitowoc Co., Inc. (The)* 1,118 21,712
Mayville Engineering Co., Inc.* 460 8,906
Microvast Holdings, Inc.* 6,640 4,768
Miller Industries, Inc. 354 19,831
Mueller Water Products, Inc.,
Class
a
A 4,937 119,179
Omega Flex, Inc. 106 2,824
Palladyne AI Corp.(a) 1,137 6,492
Park-Ohio Holdings Corp. 324 14,622
Perma-Pipe International
Holdings, Inc.* 224 6,144
Proto Labs, Inc.* 751 60,125
Richtech Robotics, Inc.,
Class
a
B(a) 5,876 10,988
Standex International Corp. 384 111,230
Taylor Devices, Inc.* 109 6,542
Tennant Co. 572 39,811
Terex Corp. 3,623 230,097
Titan International, Inc.* 1,670 12,007
Trinity Industries, Inc. 2,537 73,116
Twin Disc, Inc. 359 8,239
Velo3D, Inc.(a) 518 6,169
Wabash National Corp. 1,243 16,768
Worthington Enterprises, Inc. 983 56,464
2,966,921
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 262 5,363
Costamare, Inc. 1,419 21,682
Genco Shipping & Trading Ltd. 1,024 26,860
Himalaya Shipping Ltd. 937 15,685
Matson, Inc. 961 216,043
Pangaea Logistics Solutions
Ltd. 1,117 9,070
Safe Bulkers, Inc. 1,741 15,025
309,728
Media — 0.2%
Advantage Solutions, Inc.(a) 146 4,814
AMC Global Media, Inc.,
Class
a
A(a) 999 12,577
Boston Omaha Corp., Class
a
A* 690 9,515
Cable One, Inc.* 171 4,682
Clear Channel Outdoor
Holdings, Inc.* 12,285 29,115
DoubleVerify Holdings, Inc.* 4,434 59,416
Entravision Communications
Corp., Class
a
A 2,012 16,076
EW Scripps Co. (The), Class
a
A* 1,815 6,008
GD Culture Group Ltd.* 1 1
Investments
Shares Value
Common Stocks (continued)
Gray Media, Inc. 2,783 $ 13,581
Ibotta, Inc., Class
a
A* 315 11,721
iHeartMedia, Inc., Class
a
A* 3,864 10,510
John Wiley & Sons, Inc.,
Class
a
A 1,242 65,068
Lee Enterprises, Inc.(a) 201 1,608
Magnite, Inc.* 4,534 106,504
MNTN, Inc., Class
a
A* 1,471 19,344
National CineMedia, Inc. 2,094 5,277
Newsmax, Inc., Class
a
B* 1,513 16,280
Nexxen International Ltd.* 952 9,282
Optimum Communications,
Inc., Class
a
A* 8,370 8,141
PubMatic, Inc., Class
a
A* 1,225 20,372
Scholastic Corp. 470 18,048
Sinclair, Inc. 1,332 18,781
Stagwell, Inc., Class
a
A* 3,279 28,462
TechTarget, Inc.* 961 3,719
USA Today Co., Inc.* 4,311 27,116
526,018
Metals & Mining — 0.8%
Alpha Metallurgical Resources,
Inc.* 335 78,959
American Battery Technology
Co.(a) 4,067 10,981
Ampco-Pittsburgh Corp.* 500 4,290
Caledonia Mining Corp. plc 533 13,490
Century Aluminum Co.* 2,200 100,694
Commercial Metals Co. 3,545 239,181
Compass Minerals
International, Inc.* 1,004 24,959
Constellium SE, Class
a
A* 4,261 112,618
Contango Silver & Gold, Inc.* 824 16,068
Critical Metals Corp.(a) 2,133 15,379
Dakota Gold Corp.* 3,669 22,308
Elemental Royalty Corp. 1,126 24,232
Ferroglobe plc 3,802 15,626
Friedman Industries, Inc. 215 9,299
Hycroft Mining Holding Corp.,
Class
a
A* 1,711 40,089
Idaho Strategic Resources, Inc.* 476 15,489
Ivanhoe Electric, Inc.* 3,809 42,128
Kaiser Aluminum Corp. 518 82,248
Lifezone Metals Ltd.* 1,221 5,653
Materion Corp. 662 156,285
McEwen, Inc.* 1,646 33,183
Metallus, Inc.* 1,153 22,507
NioCorp Developments Ltd.* 4,503 18,868
Novagold Resources, Inc.* 10,954 94,204
Perpetua Resources Corp.* 2,701 67,363
Ramaco Resources, Inc.,
Class
a
A* 1,374 19,566
Ramaco Resources, Inc.,
Class
a
B* 226 1,709
REalloys, Inc.(a) 1,790 18,526
Ryerson Holding Corp. 1,424 35,685
Silver Bow Mining Corp.* 180 1,586
SSR Mining, Inc. 6,932 260,713
SunCoke Energy, Inc. 2,706 27,953

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Tredegar Corp.* 876 $ 6,736
U.S. Gold Corp.* 443 7,004
U.S. GoldMining, Inc.(a) 94 841
United States Antimony Corp.
(a) 4,204 20,473
USA Rare Earth, Inc.* 6,101 108,720
Vista Gold Corp.* 4,538 9,893
Vox Royalty Corp. 1,955 10,743
Warrior Met Coal, Inc. 1,669 180,653
Worthington Steel, Inc. 1,052 36,241
2,013,143
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ACRES Commercial Realty
Corp.* 180 2,507
Adamas Trust, Inc. 2,682 26,123
Angel Oak Mortgage REIT, Inc. 534 4,432
Arbor Realty Trust, Inc.(a) 6,029 30,205
Ares Commercial Real Estate
Corp. 1,676 7,659
ARMOUR Residential REIT, Inc. 3,991 64,734
Blackstone Mortgage Trust,
Inc., Class
a
A 5,073 70,515
BrightSpire Capital, Inc.,
Class
a
A 3,872 18,392
Chicago Atlantic Real Estate
Finance, Inc. 600 6,528
Chimera Investment Corp. 2,645 30,312
Claros Mortgage Trust, Inc.* 3,024 4,808
Dynex Capital, Inc. 6,892 88,838
Ellington Financial, Inc. 3,919 52,436
Franklin BSP Realty Trust, Inc. 2,442 20,440
Invesco Mortgage Capital, Inc.
(a) 2,864 20,936
KKR Real Estate Finance Trust,
Inc. 1,700 12,954
Ladder Capital Corp.,
Class
a
A(a) 3,604 35,319
MFA Financial, Inc. 3,215 28,356
Nexpoint Real Estate Finance,
Inc. 234 4,032
Orchid Island Capital, Inc.(a) 6,465 42,604
PennyMac Mortgage
Investment Trust 2,786 25,966
Ready Capital Corp. 4,564 8,078
Redwood Trust, Inc. 3,960 18,295
Seven Hills Realty Trust(a) 699 5,292
TPG Mortgage Investment
Trust, Inc. 934 6,286
TPG RE Finance Trust, Inc. 2,229 17,230
653,277
Multi-Utilities — 0.2%
Avista Corp. 2,635 97,917
Black Hills Corp. 2,448 175,473
Northwestern Energy Group,
Inc. 1,972 136,383
Unitil Corp. 571 30,571
440,344
Investments
Shares Value
Common Stocks (continued)
Office REITs — 0.2%
Brandywine Realty Trust, REIT 5,332 $ 16,103
COPT Defense Properties, REIT 3,651 131,436
Douglas Emmett, Inc., REIT 5,211 60,239
Easterly Government
Properties, Inc., Class
a
A, REIT 1,394 34,195
Empire State Realty Trust, Inc.,
Class
a
A, REIT 4,527 20,507
Hudson Pacific Properties, Inc.,
REIT* 1,679 21,105
JBG SMITH Properties, REIT(a) 1,893 22,811
NET Lease Office Properties,
REIT 479 5,470
Orion Properties, Inc., REIT 1,685 4,802
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 3,987 38,156
Postal Realty Trust, Inc.,
Class
a
A, REIT(a) 845 19,815
SL Green Realty Corp., REIT 2,294 128,418
503,057
Oil, Gas & Consumable Fuels — 1.7%
Aemetis, Inc.* 2,033 3,802
American Resources Corp.(a) 2,785 6,573
Amplify Energy Corp.* 1,125 5,535
Ardmore Shipping Corp. 1,117 19,425
BKV Corp.* 1,023 24,716
California Resources Corp. 2,305 122,234
Calumet, Inc.* 2,168 107,815
Centrus Energy Corp.,
Class
a
A(a) 588 100,783
Clean Energy Fuels Corp.* 5,152 8,192
CNX Resources Corp.* 4,344 158,035
Comstock Resources, Inc.* 2,234 32,237
Comstock, Inc.* 2,319 7,676
Core Natural Resources, Inc. 1,601 163,782
Crescent Energy Co., Class
a
A 8,166 111,793
CVR Energy, Inc. 935 39,139
Delek US Holdings, Inc. 1,920 142,733
DHT Holdings, Inc. 4,629 90,728
Diversified Energy Co. 2,227 33,160
Dorian LPG Ltd. 1,185 59,297
Encore Energy Corp.(a) 6,123 7,654
Energy Fuels, Inc.(a) 8,167 120,463
Epsilon Energy Ltd. 637 3,968
Evolution Petroleum Corp. 1,007 3,726
Excelerate Energy, Inc., Class
a
A 753 29,834
FLEX LNG Ltd.(a) 1,000 31,660
FutureFuel Corp. 809 4,263
Gevo, Inc.* 7,502 12,453
Golar LNG Ltd. 3,094 159,310
Granite Ridge Resources, Inc. 1,765 8,878
Green Plains, Inc.* 2,182 31,530
Gulfport Energy Corp.* 507 90,981
HighPeak Energy, Inc. 722 5,913
Infinity Natural Resources, Inc.,
Class
a
A(a) 531 8,199
International Seaways, Inc. 1,327 130,895
Kinetik Holdings, Inc., Class
a
A 1,620 88,825

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Kolibri Global Energy, Inc.* 926 $ 5,584
Kosmos Energy Ltd.* 18,679 53,422
Lightbridge Corp.* 1,078 8,117
Magnolia Oil & Gas Corp.,
Class
a
A 6,902 185,319
Murphy Oil Corp. 4,354 158,573
NACCO Industries, Inc.,
Class
a
A 135 5,777
Navigator Holdings Ltd. 1,165 25,758
New Era Energy & Digital, Inc.(a) 2,517 11,943
NextDecade Corp.* 5,297 39,939
Nordic American Tankers Ltd. 6,468 44,176
Northern Oil & Gas, Inc. 3,315 86,223
OPAL Fuels, Inc., Class
a
A* 686 1,365
Par Pacific Holdings, Inc.* 1,540 123,077
PBF Energy, Inc., Class
a
A 3,103 226,488
Peabody Energy Corp. 3,901 115,821
PEDEVCO Corp.* 38 517
PrimeEnergy Resources Corp.* 11 2,322
REX American Resources
Corp.* 923 37,917
Riley Exploration Permian, Inc. 471 18,383
Ring Energy, Inc.* 6,018 8,846
Sable Offshore Corp.(a) 4,201 20,291
SandRidge Energy, Inc. 1,012 14,289
Scorpio Tankers, Inc. 1,460 115,136
SFL Corp. Ltd. 3,904 48,605
SM Energy Co. 7,659 284,762
Summit Midstream Corp.* 286 9,961
Talos Energy, Inc.* 4,018 69,351
Teekay Corp. Ltd. 1,771 23,306
Teekay Tankers Ltd., Class
a
A 775 69,471
Uranium Energy Corp.* 15,535 190,148
Ur-Energy, Inc.* 11,956 16,978
VAALCO Energy, Inc. 3,275 19,453
Vitesse Energy, Inc.(a) 1,015 17,752
W&T Offshore, Inc. 3,073 11,401
World Kinect Corp. 1,580 56,485
4,103,163
Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp.* 501 10,516
Magnera Corp.* 1,065 13,376
Sylvamo Corp. 1,057 37,968
61,860
Passenger Airlines — 0.2%
Allegiant Travel Co.* 766 58,254
flyExclusive, Inc.* 445 521
Frontier Group Holdings, Inc.* 1,863 10,619
JetBlue Airways Corp.* 10,707 49,252
Joby Aviation, Inc.* 21,288 145,610
Republic Airways Holdings,
Inc.* 438 7,625
SkyWest, Inc.* 1,260 119,272
Wheels Up Experience, Inc.,
Class
a
A* 161 712
391,865
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.1%
BellRing Brands, Inc.* 3,728 $ 40,150
Coty, Inc., Class
a
A* 11,361 32,379
Edgewell Personal Care Co. 1,488 42,735
Herbalife Ltd.* 3,221 35,399
Honest Co., Inc. (The)* 3,019 17,269
Interparfums, Inc. 581 68,227
Nature's Sunshine Products,
Inc.* 463 6,551
Niagen Bioscience, Inc.* 1,818 5,690
Nu Skin Enterprises, Inc.,
Class
a
A 1,530 7,176
Oddity Tech Ltd., Class
a
A(a) 1,270 18,288
USANA Health Sciences, Inc.* 361 5,148
279,012
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.* 3,719 22,500
Alto Neuroscience, Inc.* 817 28,906
Alumis, Inc.* 2,476 54,002
Amneal Pharmaceuticals, Inc.* 5,368 93,779
Amphastar Pharmaceuticals,
Inc.* 1,015 22,868
Amylyx Pharmaceuticals, Inc.* 3,222 108,743
AN2 Therapeutics, Inc.* 833 4,623
ANI Pharmaceuticals, Inc.* 645 47,246
Aquestive Therapeutics, Inc.(a) 3,392 17,333
Arvinas, Inc.* 1,863 17,140
AtaiBeckley, Inc.* 10,062 73,855
Atea Pharmaceuticals, Inc.* 2,229 11,925
Avalyn Pharma, Inc.* 541 18,789
BioAge Labs, Inc.* 1,101 10,460
Collegium Pharmaceutical, Inc.* 1,028 25,299
Context Therapeutics, Inc.* 2,923 1,139
Contineum Therapeutics, Inc.,
Class
a
A* 846 13,739
CorMedix, Inc.(a) 2,339 19,320
Crinetics Pharmaceuticals, Inc.* 3,251 276,173
Definium Therapeutics, Inc.* 4,083 162,177
Edgewise Therapeutics, Inc.* 2,247 93,857
Enliven Therapeutics, Inc.* 1,342 77,688
Eton Pharmaceuticals, Inc.* 845 51,072
Evolus, Inc.* 1,859 16,898
EyePoint, Inc.* 2,430 10,935
Fulcrum Therapeutics, Inc.* 1,864 7,251
Harmony Biosciences Holdings,
Inc.* 1,423 56,038
Harrow, Inc.* 1,020 37,648
Indivior Pharmaceuticals, Inc.* 3,768 131,616
Innoviva, Inc.* 2,372 49,266
LB Pharmaceuticals, Inc.* 701 33,129
LENZ Therapeutics, Inc.* 642 3,345
Lexicon Pharmaceuticals, Inc.* 7,809 17,570
Ligand Pharmaceuticals, Inc.* 629 178,699
Liquidia Corp.* 2,214 150,928
Maze Therapeutics, Inc.* 1,109 29,466
MBX Biosciences, Inc.* 969 59,690
MediWound Ltd.(a) 328 4,136
Nektar Therapeutics* 1,089 77,733

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Neumora Therapeutics, Inc.* 3,219 $ 4,281
Nuvation Bio, Inc.* 7,915 52,714
Ocular Therapeutix, Inc.* 6,465 67,818
Omeros Corp.(a) 2,261 42,484
Oramed Pharmaceuticals, Inc. 1,064 5,341
Pacira BioSciences, Inc.* 1,244 32,220
Perrigo Co. plc 4,416 64,650
Phathom Pharmaceuticals, Inc.* 1,544 14,776
Phibro Animal Health Corp.,
Class
a
A 660 24,908
Prestige Consumer Healthcare,
Inc.* 1,506 77,981
Rapport Therapeutics, Inc.* 970 47,210
Relmada Therapeutics, Inc.* 2,970 12,949
Septerna, Inc.* 688 26,247
SIGA Technologies, Inc. 1,331 4,179
SpyGlass Pharma, Inc.* 355 9,266
Supernus Pharmaceuticals,
Inc.* 1,766 78,075
Tarsus Pharmaceuticals, Inc.* 1,312 97,403
Theravance Biopharma, Inc.* 1,273 21,692
Third Harmonic Bio, Inc.*‡ 2,542 —
Trevi Therapeutics, Inc.* 3,370 55,942
VeraDermics, Inc.* 689 67,805
Wave Life Sciences, Inc.* 4,327 21,202
Xeris Biopharma Holdings, Inc.* 5,386 45,458
Zevra Therapeutics, Inc.* 1,847 21,684
3,013,266
Professional Services — 0.6%
Asure Software, Inc.* 763 6,959
Barrett Business Services, Inc. 753 25,903
BlackSky Technology, Inc.* 1,058 24,440
CBIZ, Inc.* 1,545 84,187
Clarivate plc* 10,990 22,529
Concentrix Corp. 1,336 40,214
Conduent, Inc.* 4,513 7,762
CRA International, Inc. 204 35,598
Exponent, Inc. 1,550 110,065
Falcon's Beyond Global, Inc.,
Class
a
A(a) 872 7,796
First Advantage Corp.* 2,507 52,697
Franklin Covey Co.* 286 5,820
HireQuest, Inc. 167 2,665
Huron Consulting Group, Inc.* 519 82,983
IBEX Holdings Ltd.* 316 12,153
ICF International, Inc. 568 50,609
Innodata, Inc.* 999 56,364
Insperity, Inc. 1,155 61,619
Kelly Services, Inc., Class
a
A 935 16,082
Kforce, Inc. 539 31,036
Korn Ferry 1,657 141,756
Legalzoom.com, Inc.* 3,777 23,531
ManpowerGroup, Inc. 1,471 92,599
Maximus, Inc. 1,728 99,827
Mistras Group, Inc.* 558 10,468
Public Policy Holding Co., Inc.
(c) 140 1,518
RCM Technologies, Inc.* 137 5,699
Investments
Shares Value
Common Stocks (continued)
Resolute Holdings
Management, Inc.* 128 $ 17,347
Spire Global, Inc.* 958 12,713
TIC Solutions, Inc.* 5,695 54,046
TriNet Group, Inc. 873 61,363
TrueBlue, Inc.* 909 9,535
Upwork, Inc.* 3,781 34,142
Verra Mobility Corp., Class
a
A* 4,826 21,379
Willdan Group, Inc.* 460 40,457
1,363,861
Real Estate Investment Trusts (REITs) — 0.0%(b)
Highwoods Properties, Inc. 3,510 107,406
Real Estate Management & Development — 0.3%
AGNT, Inc. 2,970 12,236
American Realty Investors, Inc.* 51 765
Compass, Inc., Class
a
A* 22,580 238,445
Comstock Holding Cos., Inc.,
Class
a
A* 105 2,075
Cushman & Wakefield Ltd.* 7,499 101,162
Douglas Elliman, Inc.* 2,298 4,251
Forestar Group, Inc.* 626 17,697
FRP Holdings, Inc.* 372 8,236
Marcus & Millichap, Inc. 716 22,669
Maui Land & Pineapple Co.,
Inc.* 192 3,041
Newmark Group, Inc., Class
a
A 4,971 75,708
Opendoor Technologies, Inc.* 29,587 94,678
Real REMAX Group, Inc.(a) 793 15,051
RMR Group, Inc. (The), Class
a
A 500 9,660
Seaport Entertainment Group,
Inc.* 233 6,126
St Joe Co. (The) 1,217 80,444
Tejon Ranch Co.* 673 10,822
Transcontinental Realty
Investors, Inc.* 40 1,459
704,525
Residential REITs — 0.1%
BRT Apartments Corp., REIT 321 4,597
Centerspace, REIT 536 28,134
Independence Realty Trust,
Inc., REIT 7,540 121,997
NexPoint Residential Trust, Inc.,
REIT 745 17,664
UMH Properties, Inc., REIT 2,584 42,507
214,899
Retail REITs — 0.5%
Acadia Realty Trust, REIT 4,295 87,919
Alexander's, Inc., REIT 73 19,831
CBL & Associates Properties,
Inc., REIT 590 32,267
Curbline Properties Corp., REIT 3,108 92,712
FrontView REIT, Inc. 677 13,066
Getty Realty Corp., REIT 1,831 59,361
InvenTrust Properties Corp.,
REIT 2,487 80,355
Kite Realty Group Trust, REIT 6,499 167,674

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Macerich Co. (The), REIT 8,976 $ 212,013
NETSTREIT Corp., REIT(a) 3,117 63,462
Phillips Edison & Co., Inc., REIT 4,043 156,262
Saul Centers, Inc., REIT 410 13,370
SITE Centers Corp., REIT 1,606 4,738
Tanger, Inc., REIT 3,605 135,944
Urban Edge Properties, REIT 4,060 85,910
1,224,884
Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc., Class
a
A* 1,697 123,576
Aehr Test Systems* 970 76,892
Aeluma, Inc.(a) 411 5,384
Alpha & Omega Semiconductor
Ltd.* 784 19,333
Ambarella, Inc.* 1,341 93,039
Ambiq Micro, Inc.* 584 34,053
Amtech Systems, Inc.* 366 5,351
Atomera, Inc.(a) 1,207 5,021
Axcelis Technologies, Inc.* 988 113,946
AXT, Inc.* 1,960 118,796
Blaize Holdings, Inc.(a) 2,700 1,317
Canadian Solar, Inc.(a) 1,537 18,951
CEVA, Inc.* 876 23,696
Cohu, Inc.* 1,462 67,398
Diodes, Inc.* 1,448 131,478
Everspin Technologies, Inc.* 608 9,880
GSI Technology, Inc.* 996 5,518
Ichor Holdings Ltd.* 1,099 58,873
Impinj, Inc.* 918 160,026
indie Semiconductor, Inc.,
Class
a
A(a) 6,731 25,006
inTEST Corp.* 364 3,931
Kopin Corp.* 5,507 24,451
Kulicke & Soffa Industries, Inc. 1,630 130,498
MaxLinear, Inc., Class
a
A* 2,721 163,015
Navitas Semiconductor Corp.,
Class
a
A* 5,773 66,909
NVE Corp. 156 15,619
PDF Solutions, Inc.* 1,035 46,037
Penguin Solutions, Inc.* 1,584 77,743
Photronics, Inc.* 1,832 51,552
Power Integrations, Inc. 1,764 90,634
QuickLogic Corp.* 518 5,558
Rigetti Computing, Inc.(a) 10,526 164,837
Silicon Laboratories, Inc.* 1,041 228,031
Synaptics, Inc.* 1,217 117,708
T1 Energy, Inc.(a) 5,630 25,053
Toyo Co. Ltd.* 261 1,099
Ultra Clean Holdings, Inc.* 1,413 95,844
Veeco Instruments, Inc.* 1,887 83,594
Wolfspeed, Inc.(a) 905 24,797
2,514,444
Software — 2.5%
8x8, Inc.* 4,384 8,242
A10 Networks, Inc. 2,276 57,788
ACI Worldwide, Inc.* 3,228 171,988
Adeia, Inc. 3,497 88,229
Agilysys, Inc.* 826 96,155
Investments
Shares Value
Common Stocks (continued)
Alarm.com Holdings, Inc.* 1,504 $ 86,570
Alkami Technology, Inc.(a) 2,139 43,636
Amplitude, Inc., Class
a
A* 3,031 42,737
Appian Corp., Class
a
A* 1,249 53,644
Arteris, Inc.* 1,096 23,980
Asana, Inc., Class
a
A(a) 3,062 31,416
AvePoint, Inc.* 5,331 74,207
Bit Digital, Inc.* 10,334 14,778
Bitdeer Technologies Group,
Class
a
A* 4,075 44,214
Blackbaud, Inc.* 1,138 54,692
BlackLine, Inc.* 1,562 51,890
Blend Labs, Inc., Class
a
A* 5,789 8,973
Box, Inc., Class
a
A* 4,316 154,426
Braze, Inc., Class
a
A* 3,006 102,324
C3.ai, Inc., Class
a
A* 4,313 46,667
Cerence, Inc.* 1,402 11,833
Cipher Digital, Inc.(a) 10,669 165,369
Cleanspark, Inc.* 7,951 92,391
Clear Secure, Inc., Class
a
A 3,001 132,494
Commvault Systems, Inc.* 1,404 193,078
Consensus Cloud Solutions,
Inc.* 570 21,802
Core Scientific, Inc.* 9,860 160,718
CS Disco, Inc.* 892 3,907
Daily Journal Corp.* 51 31,770
Digimarc Corp.* 415 2,482
Digital Turbine, Inc.* 3,549 38,187
Domo, Inc., Class
a
B(a) 1,193 4,509
Duos Technologies Group, Inc.* 830 7,702
D-Wave Quantum, Inc.* 11,600 199,520
eGain Corp.* 526 3,924
EverCommerce, Inc.(a) 440 3,903
Five9, Inc.* 2,403 83,048
Freshworks, Inc., Class
a
A* 6,740 93,821
Hut 8 Corp.* 3,247 255,344
I3 Verticals, Inc., Class
a
A* 693 11,123
Intapp, Inc.* 1,766 76,591
Intellicheck, Inc.* 576 1,593
InterDigital, Inc. 814 272,714
JFrog Ltd.* 3,431 343,340
Kaltura, Inc.* 2,877 4,546
Keel Infrastructure Corp.* 18,542 58,407
Life360, Inc.(a) 600 25,716
LiveRamp Holdings, Inc.* 1,963 74,044
MARA Holdings, Inc.* 12,180 131,179
Mitek Systems, Inc.* 1,423 26,269
N-able, Inc.* 2,245 8,935
nCino, Inc.* 3,373 76,230
NCR Voyix Corp.* 4,434 37,157
NextNav, Inc.* 3,192 50,657
OneSpan, Inc. 1,175 19,411
Ooma, Inc.* 814 18,429
PagerDuty, Inc.* 2,573 36,382
PAR Technology Corp.* 1,315 24,722
Progress Software Corp.* 1,332 61,632
Q2 Holdings, Inc.* 1,998 129,950
Qualys, Inc.* 1,148 213,689
Rapid7, Inc.* 2,095 28,199
Red Violet, Inc.* 353 25,825

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
ReposiTrak, Inc. 382 $ 3,060
Rimini Street, Inc.* 1,559 8,746
Riot Platforms, Inc.* 11,214 213,010
Roadzen, Inc.* 1,448 2,042
ServiceTitan, Inc., Class
a
A* 1,924 188,629
Silvaco Group, Inc.* 389 2,700
Soluna Holdings, Inc.(a) 3,289 3,552
SoundHound AI, Inc., Class
a
A(a) 12,568 89,987
Sprinklr, Inc., Class
a
A* 3,487 28,628
Sprout Social, Inc., Class
a
A* 1,709 19,448
SPS Commerce, Inc.* 1,176 100,430
Telos Corp.* 1,758 8,474
Tenable Holdings, Inc.* 3,618 138,027
Teradata Corp.* 3,004 87,116
Thryv Holdings, Inc.* 1,056 2,017
Varonis Systems, Inc., Class
a
B* 3,584 156,872
Veritone, Inc.* 2,643 2,098
Vertex, Inc., Class
a
A* 2,290 32,426
Via Transportation, Inc.,
Class
a
A(a) 1,660 46,364
Viant Technology, Inc., Class
a
A* 541 6,968
Weave Communications, Inc.* 2,054 15,015
Workiva, Inc., Class
a
A* 1,638 131,040
Xperi, Inc.* 1,443 8,571
Yext, Inc.* 2,725 18,448
ZenaTech, Inc.* 1,363 2,385
Zeta Global Holdings Corp.,
Class
a
A* 7,134 220,940
6,056,091
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 1,298 13,356
Four Corners Property Trust,
Inc., REIT 3,493 86,906
Gladstone Land Corp., REIT(a) 1,279 11,741
Outfront Media, Inc., REIT 5,063 148,751
Safehold, Inc., REIT 1,790 27,101
Smartstop Self Storage REIT,
Inc., REIT 1,769 57,439
345,294
Specialty Retail — 0.8%
1-800-Flowers.com, Inc.,
Class
a
A(a) 717 2,617
Abercrombie & Fitch Co.,
Class
a
A* 1,397 199,883
Academy Sports & Outdoors,
Inc. 2,045 87,853
Advance Auto Parts, Inc. 1,931 81,450
American Eagle Outfitters, Inc. 4,996 83,083
Arhaus, Inc., Class
a
A 1,653 14,398
Arko Corp. 2,330 10,625
ARKO Petroleum Corp.,
Class
a
A 380 6,897
Asbury Automotive Group, Inc.* 620 131,068
Barnes & Noble Education, Inc. 526 6,365
Bob's Discount Furniture, Inc.* 618 10,401
Boot Barn Holdings, Inc.* 972 146,412
Buckle, Inc. (The) 1,029 43,835
Build-A-Bear Workshop, Inc.(a) 390 11,805
Investments
Shares Value
Common Stocks (continued)
Caleres, Inc. 1,050 $ 12,789
Camping World Holdings, Inc.,
Class
a
A 1,934 12,494
Citi Trends, Inc.* 161 10,958
Designer Brands, Inc., Class
a
A 1,092 5,973
Envela Corp.* 219 3,022
EVgo, Inc., Class
a
A(a) 4,291 5,750
Genesco, Inc.* 301 10,074
Group 1 Automotive, Inc. 373 100,538
Haverty Furniture Cos., Inc. 438 11,944
J Jill, Inc.(a) 219 4,277
Lands' End, Inc.* 312 3,691
MarineMax, Inc.* 634 33,082
Monro, Inc. 784 9,769
National Vision Holdings, Inc.* 2,502 42,734
Neighborhood Intelligence, Inc.* 2,347 9,224
OneWater Marine, Inc., Class
a
A* 372 4,460
Outdoor Holding Co.* 3,372 7,284
Petco Health & Wellness Co.,
Inc., Class
a
A* 2,905 7,727
RealReal, Inc. (The)* 3,528 36,127
Rent the Runway, Inc., Class
a
A* 265 943
Revolve Group, Inc., Class
a
A* 1,326 29,464
RH* 497 74,128
RideNow Group, Inc., Class
a
B* 495 2,802
Sally Beauty Holdings, Inc.* 3,055 50,041
Shoe Station Group, Inc. 578 7,919
Signet Jewelers Ltd. 1,246 102,521
Sonic Automotive, Inc., Class
a
A 385 30,280
Stitch Fix, Inc., Class
a
A* 3,695 11,713
ThredUp, Inc., Class
a
A* 3,309 8,901
Torrid Holdings, Inc.(a) 1,079 2,374
Upbound Group, Inc. 1,739 31,824
Urban Outfitters, Inc.* 1,827 147,421
Victoria's Secret & Co.* 2,214 189,098
Warby Parker, Inc., Class
a
A* 3,255 80,073
Winmark Corp. 99 32,939
Zumiez, Inc.* 420 7,518
1,978,568
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 1,495 18,164
CPI Card Group, Inc.* 255 7,387
Diebold Nixdorf, Inc.* 720 48,845
Eastman Kodak Co.* 2,029 18,220
GPGI, Inc.(a) 5,683 75,129
Immersion Corp. 877 6,648
Infleqtion, Inc.(a) 3,695 48,294
One Stop Systems, Inc.* 705 7,346
Quantum Computing, Inc.(a) 6,485 53,372
Turtle Beach Corp.* 478 6,123
Xerox Holdings Corp.(a) 3,835 12,387
301,915
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.* 3,774 50,006
Carter's, Inc. 1,136 36,795
Ermenegildo Zegna NV 1,433 19,460
Figs, Inc., Class
a
A* 2,987 45,821
Fossil Group, Inc.* 1,713 8,514

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
G-III Apparel Group Ltd. 1,148 $ 37,413
Kontoor Brands, Inc. 1,742 131,364
Movado Group, Inc. 472 15,921
Oxford Industries, Inc. 444 17,001
Playboy, Inc.* 1,819 2,146
Rocky Brands, Inc. 237 10,715
Steven Madden Ltd. 2,306 99,573
Superior Group of Cos., Inc. 335 4,003
Under Armour, Inc., Class
a
A* 6,060 30,542
Under Armour, Inc., Class
a
C* 5,884 29,008
Wolverine World Wide, Inc. 2,607 51,436
589,718
Tobacco — 0.0%(b)
Turning Point Brands, Inc. 599 48,501
Universal Corp. 783 35,627
84,128
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc.* 630 3,717
BlueLinx Holdings, Inc.* 238 18,952
Boise Cascade Co. 1,146 89,399
Custom Truck One Source, Inc.* 1,926 17,738
Distribution Solutions Group,
Inc.* 292 10,159
DNOW, Inc.* 5,899 94,561
DXP Enterprises, Inc.* 416 78,096
EVI Industries, Inc. 177 2,480
GATX Corp. 1,124 196,621
Global Industrial Co. 475 18,573
Herc Holdings, Inc. 1,060 161,480
Hudson Technologies, Inc.* 1,177 6,285
Karat Packaging, Inc. 267 12,720
McGrath RentCorp 783 88,041
NPK International, Inc.* 2,604 34,581
Rush Enterprises, Inc., Class
a
A 1,939 148,973
Rush Enterprises, Inc., Class
a
B 285 22,156
Titan Machinery, Inc.* 665 13,679
Transcat, Inc.* 284 24,563
Willis Lease Finance Corp.(a) 354 19,162
Xometry, Inc., Class
a
A* 1,453 134,679
1,196,615
Transportation Infrastructure — 0.0%(b)
Sky Harbour Group Corp.(a) 710 7,483
Water Utilities — 0.2%
American States Water Co. 1,249 111,523
Cadiz, Inc.(a) 1,803 7,158
California Water Service Group 1,909 95,393
Consolidated Water Co. Ltd. 482 14,349
Global Water Resources, Inc. 447 4,110
H2O America(a) 1,118 70,848
Middlesex Water Co. 587 34,046
Pure Cycle Corp.* 634 7,034
York Water Co. (The) 516 17,585
362,046
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 2,519 $ 6,348
Spok Holdings, Inc. 660 6,936
Telephone and Data Systems,
Inc. 3,154 106,227
119,511
Total Common Stocks
(Cost $95,893,090)
98,063,386
Exchange Traded Funds (d) — 28 .6%
ProShares GENIUS Money
Market ETF, 3.55%(e)(f)
(Cost $70,060,500) 700,000 70,084,000
Number of
Rights
Rights — 0 .0% (b)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 687 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 5,386 —
Chinook Therape, CVR*‡ 3,154 —
Oncternal Therapeutics,
Inc., CVR*‡ 42 —
Tobira Therapeutics, Inc.,
CVR*‡ 756 —
—
Food Products — 0.0% (b)
Prevail Therape, CVR*‡ 2,444 1,222
Total Rights
(Cost $2,604) 1,222
Shares
Securities Lending Reinvestments (g) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (h)
(Cost $2,090,067) 2,090,067 2,090,067
Principal
Amount
Short-Term Investments — 11 .9%
Repurchase Agreements (i) — 4 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $11,805,395
(Cost $11,804,218) $ 11,804,218
11,804,218

AUGUST 31, 2026 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (d) — 7 .1%
U.S. Treasury Bills (j)
3.64%, 9/10/2026 $ 5,000,000 $ 4,995,466
3.72%, 10/1/2026 5,000,000 4,984,670
3.77%, 11/5/2026 7,500,000 7,449,388
Total U.S. Treasury Obligations
(Cost $17,429,549) 17,429,524
Total Short-Term Investments
(Cost $29,233,767) 29,233,742
Total Investments — 81.4%
(Cost $197,280,028) 199,472,417
Other assets less liabilities — 18.6% 45,695,074
Net Assets — 100.0% $ 245,167,491
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $2,372,235, collateralized in the form of cash with a value of $2,090,067 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $376,893 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
September 15, 2026 – February 15, 2056. The total value of
collateral is $2,466,960.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,580,927.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of August 31, 2026.
(g) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $2,090,067.
(h) Rate shown is the 7-day yield as of August 31, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(j) The rate shown was the current yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 35,042,000 35,041,500 – – 500 70,084,000 700,000 426,623
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 321 9/18/2026 U.S. Dollar $ 47,487,135 $ 86,105
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
34,238,647 3/8/2027 Bank of America NA 4.53% Russell 2000
®
Index 10,492,015
50,516,861 11/4/2027 Barclays Bank PLC 4.58% Russell 2000
®
Index 9,698,916
59,785,332 1/12/2027 BNP Paribas 4.73% Russell 2000
®
Index 9,503,294

ULTRA RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation/
(Depreciation)
($)
45,112,471 3/8/2027 Citibank NA 4.48% Russell 2000
®
Index 6,638,035
51,391,970 11/6/2026 Goldman Sachs International 4.18% Russell 2000
®
Index 6,201,036
70,741,936 11/6/2026 Societe Generale 4.48% Russell 2000
®
Index (4,835,457)
33,041,285 11/6/2026 UBS AG 4.33% Russell 2000
®
Index 5,902,782
344,828,502 43,600,621
Total Unrealized
Appreciation
48,436,078
Total Unrealized
Depreciation
(4,835,457)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) — 68 .8%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.* 7,350 $ 4,164,216
Boeing Co. (The)* 72,140 14,989,249
General Dynamics Corp. 23,271 8,641,686
General Electric Co. 95,516 32,065,676
Honeywell Aerospace, Inc.* 29,004 4,585,822
Howmet Aerospace, Inc. 36,597 8,964,435
Huntington Ingalls Industries,
Inc. 3,597 1,047,446
L3Harris Technologies, Inc. 17,055 4,540,894
Lockheed Martin Corp. 18,585 10,430,460
Northrop Grumman Corp. 12,207 6,588,118
RTX Corp. 123,260 25,604,800
Textron, Inc. 15,890 1,280,098
TransDigm Group, Inc. 5,121 6,000,481
128,903,381
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 10,762 1,610,641
Expeditors International of
Washington, Inc. 11,972 2,270,490
FedEx Corp. 20,116 6,585,978
United Parcel Service, Inc.,
Class
a
B 68,342 7,123,287
17,590,396
Automobile Components — 0.0%(b)
Aptiv plc* 19,342 865,748
Automobiles — 1.2%
Ford Motor Co. 358,217 4,993,545
General Motors Co. 82,510 7,122,263
Tesla, Inc.* 257,646 94,800,846
106,916,654
Banks — 2.4%
Bank of America Corp. 597,516 37,010,141
Citigroup, Inc. 156,104 20,546,408
Citizens Financial Group, Inc. 38,741 2,668,093
Fifth Third Bancorp 82,924 4,458,823
Huntington Bancshares, Inc. 185,517 3,095,351
JPMorgan Chase & Co. 245,205 87,297,884
KeyCorp 84,338 1,822,544
M&T Bank Corp. 13,419 3,139,241
PNC Financial Services Group,
Inc. (The) 36,723 8,799,933
Regions Financial Corp. 78,143 2,334,913
Truist Financial Corp. 114,062 5,655,194
U.S. Bancorp 142,081 8,749,348
Wells Fargo & Co. 280,052 24,193,692
209,771,565
Beverages — 0.7%
Brown-Forman Corp., Class
a
B 15,409 409,417
Coca-Cola Co. (The) 354,430 31,427,308
Constellation Brands, Inc.,
Class
a
A 12,724 1,662,009
Keurig Dr Pepper, Inc. 124,554 3,968,290
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 14,722 $ 585,347
Monster Beverage Corp.* 130,674 6,000,550
PepsiCo, Inc. 125,093 17,555,552
61,608,473
Biotechnology — 1.2%
AbbVie, Inc. 161,682 41,458,498
Amgen, Inc. 49,412 21,241,231
Biogen, Inc.* 13,523 2,929,758
Gilead Sciences, Inc. 113,616 16,626,565
Incyte Corp.* 15,362 1,892,906
Moderna, Inc.* 32,333 4,537,613
Regeneron Pharmaceuticals,
Inc. 9,115 7,283,614
Vertex Pharmaceuticals, Inc.* 23,269 12,670,436
108,640,621
Broadline Retail — 2.7%
Amazon.com, Inc.* 895,895 232,726,644
eBay, Inc. 40,662 4,210,957
236,937,601
Building Products — 0.3%
A O Smith Corp. 10,250 606,083
Allegion plc 7,901 1,226,630
Builders FirstSource, Inc.* 9,867 655,169
Carrier Global Corp. 71,452 4,159,935
Johnson Controls International
plc 55,877 7,724,436
Lennox International, Inc. 2,926 1,119,605
Masco Corp. 18,484 1,333,805
Trane Technologies plc 20,249 8,998,656
25,824,319
Capital Markets — 2.2%
Ameriprise Financial, Inc. 8,245 4,560,392
Ares Management Corp.,
Class
a
A 19,282 2,760,604
Bank of New York Mellon Corp.
(The) 62,851 10,136,609
Blackrock, Inc. 13,239 15,299,121
Blackstone, Inc. 68,020 9,743,185
Cboe Global Markets, Inc. 9,615 2,886,423
Charles Schwab Corp. (The) 149,605 16,429,621
CME Group, Inc. 33,133 9,459,471
Coinbase Global, Inc., Class
a
A* 20,368 3,831,628
FactSet Research Systems, Inc. 3,339 1,046,943
Franklin Templeton, Inc. 28,027 957,122
Goldman Sachs Group, Inc.
(The) 27,054 27,754,699
Interactive Brokers Group, Inc.,
Class
a
A 40,791 3,968,556
Intercontinental Exchange, Inc. 49,061 7,884,103
Invesco Ltd. 40,613 1,331,294
KKR & Co., Inc. 63,283 6,943,411
Moody's Corp. 13,749 6,938,295
Morgan Stanley 109,711 23,403,551
MSCI, Inc., Class
a
A 6,673 3,807,881
Nasdaq, Inc. 40,903 4,033,445

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Investments
Shares Value
Common Stocks (a) (continued)
Northern Trust Corp. 16,947 $ 3,144,685
Raymond James Financial, Inc. 15,851 2,824,173
Robinhood Markets, Inc.,
Class
a
A* 72,415 7,589,816
S&P Global, Inc. 27,733 12,087,151
State Street Corp. 25,351 4,851,674
T. Rowe Price Group, Inc. 19,588 2,179,753
195,853,606
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 20,391 6,310,199
Albemarle Corp. 10,768 1,453,357
CF Industries Holdings, Inc. 14,043 1,826,011
Corteva, Inc. 61,238 5,182,572
Dow, Inc. 65,932 2,012,245
Ecolab, Inc. 23,225 6,577,320
International Flavors &
Fragrances, Inc. 23,399 2,020,036
Linde plc 42,343 20,730,286
LyondellBasell Industries NV,
Class
a
A 23,653 1,539,337
Mosaic Co. (The) 29,093 701,723
PPG Industries, Inc. 20,409 2,289,278
Sherwin-Williams Co. (The) 20,971 7,105,184
57,747,548
Commercial Services & Supplies — 0.3%
Cintas Corp. 31,110 6,277,687
Copart, Inc.* 81,094 2,675,291
Republic Services, Inc., Class
a
A 18,331 4,049,684
Rollins, Inc. 26,908 970,572
Veralto Corp. 22,468 2,214,671
Waste Management, Inc. 33,837 7,407,596
23,595,501
Communications Equipment — 0.9%
Arista Networks, Inc.* 94,500 18,492,705
Ciena Corp.* 12,981 4,969,127
Cisco Systems, Inc. 361,525 39,944,897
F5, Inc.* 5,163 2,102,012
Lumentum Holdings, Inc.* 7,107 6,501,199
Motorola Solutions, Inc. 15,205 7,378,987
79,388,927
Construction & Engineering — 0.2%
Comfort Systems USA, Inc. 3,227 4,987,716
EMCOR Group, Inc. 4,034 2,963,134
Quanta Services, Inc. 13,732 8,336,560
16,287,410
Construction Materials — 0.1%
CRH plc 61,184 5,769,039
Martin Marietta Materials, Inc. 5,477 2,840,920
Vulcan Materials Co. 11,882 3,203,150
11,813,109
Consumer Finance — 0.4%
American Express Co. 48,683 16,073,666
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 56,934 $ 12,212,913
Synchrony Financial 30,789 2,373,216
30,659,795
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc. 3,385 2,546,231
Costco Wholesale Corp. 40,633 38,353,082
Dollar General Corp. 20,177 2,557,435
Dollar Tree, Inc.* 16,604 2,101,900
Kroger Co. (The) 51,890 2,985,751
Sysco Corp. 43,806 3,551,790
Target Corp. 41,545 6,683,760
Walmart, Inc. 401,253 42,079,402
100,859,351
Containers & Packaging — 0.1%
Amcor plc 42,343 1,943,120
Avery Dennison Corp. 6,993 1,217,551
Ball Corp. 24,349 1,533,257
International Paper Co. 48,439 1,837,291
Packaging Corp. of America 8,128 1,901,465
Smurfit Westrock plc 48,000 2,251,200
10,683,884
Distributors — 0.0%(b)
Genuine Parts Co. 12,565 1,704,694
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 635,952 16,464,797
Comcast Corp., Class
a
A 326,076 8,680,143
Verizon Communications, Inc. 382,174 19,116,344
44,261,284
Electric Utilities — 0.9%
Alliant Energy Corp. 23,657 1,608,203
American Electric Power Co.,
Inc. 49,794 6,096,279
Constellation Energy Corp. 29,252 8,037,572
Duke Energy Corp. 71,384 8,559,656
Edison International 35,258 1,903,227
Entergy Corp. 41,877 4,451,944
Evergy, Inc. 21,069 1,707,010
Eversource Energy 34,413 2,413,728
Exelon Corp. 93,679 4,095,646
FirstEnergy Corp. 47,664 2,185,871
NextEra Energy, Inc. 190,835 15,713,354
NRG Energy, Inc. 19,287 2,123,885
PG&E Corp. 201,590 2,675,099
Pinnacle West Capital Corp. 11,060 1,079,898
PPL Corp. 68,841 2,349,543
Southern Co. (The) 103,167 9,078,696
Xcel Energy, Inc. 57,115 4,323,034
78,402,645
Electrical Equipment — 0.8%
AMETEK, Inc. 20,956 4,928,223
Eaton Corp. plc 35,562 14,291,657
Emerson Electric Co. 51,270 7,815,599
GE Vernova, Inc. 24,563 22,070,592

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Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 5,375 $ 996,417
Hubbell, Inc., Class
a
B 4,852 2,197,956
Rockwell Automation, Inc. 10,190 4,324,942
Vertiv Holdings Co., Class
a
A 35,191 9,104,615
65,730,001
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 112,622 17,856,218
CDW Corp. 11,709 1,774,850
Coherent Corp.* 17,871 4,965,100
Corning, Inc. 71,695 10,663,197
Flex Ltd.* 33,683 3,679,868
Jabil, Inc. 9,689 2,957,664
Keysight Technologies, Inc.* 15,682 5,060,582
TE Connectivity plc 26,753 5,491,053
Teledyne Technologies, Inc.* 4,198 2,573,164
Zebra Technologies Corp.,
Class
a
A* 4,400 1,555,620
56,577,316
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 90,800 5,770,340
Halliburton Co. 76,493 2,818,767
SLB Ltd. 136,847 8,224,505
16,813,612
Entertainment — 0.7%
Live Nation Entertainment, Inc.* 14,453 2,599,950
Netflix, Inc.* 385,409 31,237,399
Take-Two Interactive Software,
Inc.* 15,905 3,494,329
TKO Group Holdings, Inc.,
Class
a
A 5,731 1,046,538
Walt Disney Co. (The) 158,955 17,095,610
Warner Bros Discovery, Inc.* 226,811 6,470,918
61,944,744
Financial Services — 2.4%
Apollo Global Management, Inc. 42,245 5,769,822
Berkshire Hathaway, Inc.,
Class
a
B* 167,811 84,581,778
Block, Inc., Class
a
A* 49,020 4,020,621
Corpay, Inc.* 5,948 2,404,777
Fidelity National Information
Services, Inc. 47,342 1,930,133
Fiserv, Inc.* 48,772 2,600,035
Global Payments, Inc. 21,243 1,934,175
Jack Henry & Associates, Inc. 6,521 1,094,941
Mastercard, Inc., Class
a
A 73,840 43,514,650
PayPal Holdings, Inc. 80,724 4,251,330
Visa, Inc., Class
a
A 151,935 57,639,581
209,741,843
Food Products — 0.3%
Archer-Daniels-Midland Co. 44,134 3,587,653
Bunge Global SA 12,408 1,441,934
General Mills, Inc. 48,810 2,010,972
Hershey Co. (The) 13,574 2,391,874
Hormel Foods Corp. 26,736 584,181
J M Smucker Co. (The) 9,788 1,283,794
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 78,175 $ 2,006,752
McCormick & Co., Inc.
(Non-Voting) 23,285 1,262,513
Mondelez International, Inc.,
Class
a
A 117,524 7,294,715
Tyson Foods, Inc., Class
a
A 25,815 1,423,439
23,287,827
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 15,285 2,539,297
Ground Transportation — 0.6%
CSX Corp. 170,053 8,589,377
Fedex Freight Holding Co., Inc.* 9,966 1,332,853
JB Hunt Transport Services,
Inc. 6,820 1,810,505
Norfolk Southern Corp. 20,556 7,046,391
Old Dominion Freight Line, Inc. 16,771 3,353,529
Uber Technologies, Inc.* 186,355 14,097,756
Union Pacific Corp. 54,365 16,345,925
52,576,336
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories 159,426 17,594,253
Align Technology, Inc.* 6,135 980,312
Baxter International, Inc. 47,306 1,229,956
Becton Dickinson & Co. 25,244 4,748,649
Boston Scientific Corp.* 136,039 6,570,684
Cooper Cos., Inc. (The)* 17,820 1,249,004
Dexcom, Inc.* 35,352 3,219,153
Edwards Lifesciences Corp.* 52,722 4,784,521
GE HealthCare Technologies,
Inc. 41,607 2,963,667
IDEXX Laboratories, Inc.* 7,201 4,008,725
Insulet Corp.* 6,366 946,369
Intuitive Surgical, Inc.* 32,429 12,221,193
Medtronic plc 117,544 10,655,364
ResMed, Inc. 13,299 3,193,090
Solventum Corp.* 13,484 1,227,853
STERIS plc 8,955 2,083,291
Stryker Corp. 31,550 10,215,890
Zimmer Biomet Holdings, Inc. 17,677 1,768,407
89,660,381
Health Care Providers & Services — 1.1%
Cardinal Health, Inc. 21,472 5,037,761
Cencora, Inc. 17,772 5,751,019
Centene Corp.* 42,930 2,762,116
Cigna Group (The) 24,200 6,681,136
CVS Health Corp. 116,775 10,966,340
DaVita, Inc.* 2,964 521,694
Elevance Health, Inc. 19,911 7,815,864
HCA Healthcare, Inc. 14,186 5,879,388
Henry Schein, Inc.* 8,847 794,460
Humana, Inc. 10,952 4,197,135
Labcorp Holdings, Inc. 7,471 2,485,303
McKesson Corp. 10,964 9,706,648
Quest Diagnostics, Inc. 10,139 2,436,402
UnitedHealth Group, Inc. 83,083 32,353,351

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Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 4,891 $ 833,084
98,221,701
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 14,322 734,575
Healthpeak Properties, Inc.,
REIT 63,114 1,314,034
Ventas, Inc., REIT 44,499 4,056,974
Welltower, Inc., REIT 64,635 15,269,372
21,374,955
Health Care Technology — 0.0%(b)
Veeva Systems, Inc., Class
a
A* 13,740 3,925,381
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 58,293 1,278,365
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A* 38,222 7,003,035
Booking Holdings, Inc. 70,896 14,114,685
Carnival Corp. Ltd. 117,767 2,813,454
Chipotle Mexican Grill, Inc.,
Class
a
A* 117,366 4,463,429
Darden Restaurants, Inc. 10,473 2,243,945
Domino's Pizza, Inc. 2,833 969,056
DoorDash, Inc., Class
a
A* 34,617 8,022,144
Expedia Group, Inc. 10,470 3,320,246
Hilton Worldwide Holdings, Inc. 20,821 6,585,266
Las Vegas Sands Corp. 27,297 1,195,881
Marriott International, Inc.,
Class
a
A 20,059 6,855,364
McDonald's Corp. 65,033 17,138,797
MGM Resorts International* 17,540 725,454
Norwegian Cruise Line Holdings
Ltd.* 42,041 678,542
Royal Caribbean Cruises Ltd. 22,799 6,127,003
Starbucks Corp. 104,322 11,084,212
Wynn Resorts Ltd. 7,643 697,653
Yum! Brands, Inc. 25,251 3,871,231
97,909,397
Household Durables — 0.2%
DR Horton, Inc. 24,130 3,488,233
Garmin Ltd. 15,026 4,269,037
Lennar Corp., Class
a
A 19,666 1,654,107
NVR, Inc.* 234 1,477,764
PulteGroup, Inc. 17,419 2,200,368
13,089,509
Household Products — 0.5%
Church & Dwight Co., Inc. 21,717 2,166,922
Clorox Co. (The) 11,026 1,077,020
Colgate-Palmolive Co. 73,260 6,580,213
Kimberly-Clark Corp. 30,405 3,282,220
Procter & Gamble Co. (The) 213,100 30,925,072
44,031,447
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 65,262 $ 961,962
Vistra Corp. 29,015 3,985,790
4,947,752
Industrial Conglomerates — 0.2%
3M Co. 47,749 8,204,711
DuPont de Nemours, Inc. 12,480 1,679,683
Honeywell International, Inc. 29,004 6,193,224
16,077,618
Industrial REITs — 0.1%
Prologis, Inc., REIT 86,805 12,145,756
Insurance — 1.1%
Aflac, Inc. 41,894 4,853,420
Allstate Corp. (The) 23,582 6,079,440
American International Group,
Inc. 48,526 3,705,445
Aon plc, Class
a
A 19,511 6,273,177
Arch Capital Group Ltd.* 31,886 3,127,060
Arthur J Gallagher & Co. 23,538 6,170,487
Assurant, Inc. 4,566 1,286,973
Brown & Brown, Inc. 26,717 1,928,166
Chubb Ltd. 32,990 11,170,414
Cincinnati Financial Corp. 14,134 2,401,367
Erie Indemnity Co., Class
a
A 2,293 585,999
Everest Group Ltd. 3,612 1,353,236
Globe Life, Inc. 7,094 1,224,921
Hartford Insurance Group, Inc.
(The) 25,122 3,451,260
Loews Corp. 15,442 1,672,214
Marsh & McLennan Cos., Inc. 44,119 8,373,786
MetLife, Inc. 49,479 4,708,916
Principal Financial Group, Inc. 17,957 1,978,143
Progressive Corp. (The) 53,462 11,658,993
Prudential Financial, Inc. 31,800 3,739,680
Travelers Cos., Inc. (The) 19,436 7,112,215
W R Berkley Corp. 26,943 1,820,269
Willis Towers Watson plc 8,640 2,925,072
97,600,653
Interactive Media & Services — 5.0%
Alphabet, Inc., Class
a
A 536,658 182,114,892
Alphabet, Inc., Class
a
C 432,550 145,081,596
Meta Platforms, Inc., Class
a
A 200,976 115,026,604
Reddit, Inc., Class
a
A* 11,816 1,746,523
443,969,615
IT Services — 0.5%
Accenture plc, Class
a
A 56,209 10,666,220
Akamai Technologies, Inc.* 13,327 1,447,579
Cognizant Technology Solutions
Corp., Class
a
A 43,343 2,799,091
Gartner, Inc.* 6,166 1,221,546
GoDaddy, Inc., Class
a
A* 12,113 1,185,621
International Business
Machines Corp. 86,015 20,116,328

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 7,462 $ 2,151,145
39,587,530
Leisure Products — 0.0%(b)
Hasbro, Inc. 12,287 1,156,207
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 25,856 3,970,447
Bio-Techne Corp. 14,297 1,033,816
Charles River Laboratories
International, Inc.* 4,447 1,281,803
Danaher Corp. 57,684 12,318,995
IQVIA Holdings, Inc.* 15,283 3,991,767
Mettler-Toledo International,
Inc.* 1,843 2,589,673
Revvity, Inc. 10,214 1,314,235
Thermo Fisher Scientific, Inc. 34,025 20,996,828
Waters Corp.* 8,966 3,717,573
West Pharmaceutical Services,
Inc. 6,486 2,212,439
53,427,576
Machinery — 1.2%
Caterpillar, Inc. 42,191 33,646,057
Cummins, Inc. 12,596 7,109,182
Deere & Co. 22,964 15,039,353
Dover Corp. 12,308 2,390,583
Fortive Corp. 27,877 1,640,283
IDEX Corp. 6,778 1,549,722
Illinois Tool Works, Inc. 23,963 6,598,691
Ingersoll Rand, Inc. 32,592 2,511,214
Nordson Corp. 4,865 1,565,168
Otis Worldwide Corp. 35,086 2,495,667
PACCAR, Inc. 48,158 5,977,853
Parker-Hannifin Corp. 11,563 11,325,265
Pentair plc 14,824 896,259
Snap-on, Inc. 4,762 1,839,608
Stanley Black & Decker, Inc. 14,201 1,368,550
Westinghouse Air Brake
Technologies Corp. 15,524 4,438,777
Xylem, Inc. 21,781 2,398,306
102,790,538
Media — 0.2%
AppLovin Corp., Class
a
A* 24,591 7,673,867
Charter Communications, Inc.,
Class
a
A* 7,757 1,182,477
EchoStar Corp., Class
a
A* 12,449 1,076,092
Fox Corp., Class
a
A 18,289 1,231,764
Fox Corp., Class
a
B 12,688 764,071
News Corp., Class
a
A 33,363 1,024,578
News Corp., Class
a
B 10,985 377,994
Omnicom Group, Inc. 26,065 2,281,469
Paramount Skydance Corp.,
Class
a
B(c) 28,882 315,103
Trade Desk, Inc. (The), Class
a
A* 39,097 536,411
16,463,826
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 131,591 9,966,702
Investments
Shares Value
Common Stocks (a) (continued)
Newmont Corp. 97,705 $ 12,316,692
Nucor Corp. 20,829 5,199,752
Steel Dynamics, Inc. 12,385 2,880,999
30,364,145
Multi-Utilities — 0.4%
Ameren Corp. 25,349 2,687,248
CenterPoint Energy, Inc. 59,878 2,371,169
CMS Energy Corp. 28,239 1,921,946
Consolidated Edison, Inc. 33,758 3,612,781
Dominion Energy, Inc. 80,494 5,313,409
DTE Energy Co. 19,029 2,580,903
NiSource, Inc. 43,916 1,797,043
Public Service Enterprise
Group, Inc. 45,643 3,347,001
Sempra 59,836 4,888,601
WEC Energy Group, Inc. 29,787 3,162,486
31,682,587
Office REITs — 0.0%(b)
BXP, Inc., REIT 13,581 923,372
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. 32,362 1,396,420
Chevron Corp. 171,354 35,322,914
ConocoPhillips 111,497 14,772,238
Devon Energy Corp. 105,561 5,120,764
Diamondback Energy, Inc. 17,732 3,554,911
EOG Resources, Inc. 48,718 7,062,161
EQT Corp. 57,220 3,100,180
Expand Energy Corp. 21,915 2,151,176
ExxonMobil Holdings Corp. 379,350 61,056,383
Kinder Morgan, Inc. 179,222 5,778,117
Marathon Petroleum Corp. 26,756 9,988,550
Occidental Petroleum Corp. 66,474 4,000,405
ONEOK, Inc. 57,694 5,539,201
Phillips 66 36,669 9,041,842
Targa Resources Corp. 19,613 5,759,358
Texas Pacific Land Corp. 5,295 1,982,130
Valero Energy Corp. 27,189 9,758,676
Williams Cos., Inc. (The) 111,916 8,399,296
193,784,722
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 59,815 4,665,570
Southwest Airlines Co. 44,725 1,723,254
United Airlines Holdings, Inc.* 29,676 3,204,711
9,593,535
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 22,615 2,313,515
Kenvue, Inc. 175,688 3,316,989
5,630,504
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. 186,903 12,486,989
Eli Lilly & Co. 72,389 83,734,528
Johnson & Johnson 220,278 58,560,906

ULTRA S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 226,067 $ 33,403,660
Pfizer, Inc. 521,621 14,845,334
Viatris, Inc. 106,577 1,759,586
Zoetis, Inc., Class
a
A 38,345 2,956,400
207,747,403
Professional Services — 0.3%
Automatic Data Processing, Inc. 36,554 10,460,293
Broadridge Financial Solutions,
Inc. 10,569 1,927,574
Equifax, Inc. 10,865 2,055,223
Jacobs Solutions, Inc. 10,780 1,606,759
Leidos Holdings, Inc. 11,538 1,617,743
Paychex, Inc. 29,493 3,755,639
Verisk Analytics, Inc., Class
a
A 11,992 2,323,810
23,747,041
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 26,832 3,912,374
CoStar Group, Inc.* 37,391 1,199,129
5,111,503
Residential REITs — 0.1%
Camden Property Trust, REIT 9,167 969,869
Essex Property Trust, Inc., REIT 5,843 1,653,335
Invitation Homes, Inc., REIT 50,002 1,457,058
Mid-America Apartment
Communities, Inc., REIT 10,632 1,369,933
UDR, Inc., REIT 27,080 1,000,606
Vivmark Residential, REIT 66,713 4,345,685
10,796,486
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 7,177 832,747
Kimco Realty Corp., REIT 61,721 1,463,405
Realty Income Corp., REIT 85,364 5,231,106
Regency Centers Corp., REIT 15,100 1,129,027
Simon Property Group, Inc.,
REIT 29,651 6,295,500
14,951,785
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.* 149,242 70,251,194
Analog Devices, Inc. 44,676 16,178,967
Applied Materials, Inc. 72,620 33,288,282
Broadcom, Inc. 433,368 160,493,505
First Solar, Inc.* 9,858 1,990,330
Intel Corp.* 452,289 40,484,388
KLA Corp. 119,577 20,979,785
Lam Research Corp. 114,476 34,513,369
Marvell Technology, Inc. 80,155 16,965,607
Microchip Technology, Inc. 49,535 3,638,346
Micron Technology, Inc. 103,205 98,945,730
Monolithic Power Systems, Inc. 4,531 5,744,266
NVIDIA Corp. 2,216,802 489,425,546
NXP Semiconductors NV 23,074 5,183,343
ON Semiconductor Corp.* 35,904 2,660,127
Qnity Electronics, Inc. 19,143 2,286,248
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 96,451 $ 16,442,966
Skyworks Solutions, Inc.(c) 13,763 922,259
Teradyne, Inc. 14,294 5,000,470
Texas Instruments, Inc. 83,348 21,746,327
1,047,141,055
Software — 6.4%
Adobe, Inc.* 37,030 10,842,014
Autodesk, Inc.* 19,300 4,989,629
Cadence Design Systems, Inc.* 25,268 8,560,293
Crowdstrike Holdings, Inc.,
Class
a
A* 93,161 21,520,191
Datadog, Inc., Class
a
A* 30,309 7,184,445
Fair Isaac Corp.* 2,101 2,410,288
Fortinet, Inc.* 56,974 9,738,566
Gen Digital, Inc. 50,415 1,562,865
Intuit, Inc. 25,331 9,101,428
Microsoft Corp. 679,878 344,895,311
Oracle Corp. 155,337 23,163,853
Palantir Technologies, Inc.,
Class
a
A* 210,179 39,173,162
Palo Alto Networks, Inc.* 74,208 28,357,103
PTC, Inc.* 10,556 1,643,992
Roper Technologies, Inc. 9,202 3,907,537
Salesforce, Inc. 74,899 19,289,489
ServiceNow, Inc.* 94,382 13,967,592
Synopsys, Inc.* 17,512 7,698,100
Trimble, Inc.* 21,305 1,277,022
Tyler Technologies, Inc.* 3,837 1,428,208
Workday, Inc., Class
a
A* 18,655 3,683,430
564,394,518
Specialized REITs — 0.5%
American Tower Corp., REIT 42,651 7,493,781
Crown Castle, Inc., REIT 39,919 3,039,433
Digital Realty Trust, Inc., REIT 31,868 5,914,382
Equinix, Inc., REIT 9,002 9,422,573
Extra Space Storage, Inc., REIT 19,310 2,724,641
Iron Mountain, Inc., REIT 27,240 3,142,134
Public Storage, REIT 15,354 4,713,525
SBA Communications Corp.,
Class
a
A, REIT 9,737 1,846,719
VICI Properties, Inc., Class
a
A,
REIT 99,999 2,564,974
Weyerhaeuser Co., REIT 65,957 1,541,415
42,403,577
Specialty Retail — 1.0%
AutoZone, Inc.* 1,519 4,543,693
Best Buy Co., Inc. 17,902 1,434,845
Carvana Co., Class
a
A* 65,545 4,814,936
Home Depot, Inc. (The) 91,153 29,882,688
Lowe's Cos., Inc. 51,267 10,494,355
O'Reilly Automotive, Inc.* 75,826 6,733,349
Ross Stores, Inc. 29,466 6,734,160
TJX Cos., Inc. (The) 101,203 13,552,094
Tractor Supply Co. 47,999 1,675,165
Ulta Beauty, Inc.* 3,958 2,125,842
Williams-Sonoma, Inc. 10,757 2,455,285
84,446,412

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc. 1,344,239 $ 425,922,127
Dell Technologies, Inc., Class
a
C 26,447 12,060,097
Hewlett Packard Enterprise Co. 121,471 6,345,645
HP, Inc. 83,717 2,513,184
NetApp, Inc. 18,101 3,353,934
Sandisk Corp.* 13,562 21,247,585
Seagate Technology Holdings
plc 20,525 17,002,500
Super Micro Computer, Inc.* 51,503 1,920,032
Western Digital Corp. 31,521 14,201,787
504,566,891
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 13,029 1,134,565
Lululemon Athletica, Inc.* 9,635 1,158,705
NIKE, Inc., Class
a
B 109,777 4,287,890
Ralph Lauren Corp., Class
a
A 3,533 1,225,598
Tapestry, Inc. 18,510 2,283,949
10,090,707
Tobacco — 0.4%
Altria Group, Inc. 152,829 10,465,730
Philip Morris International, Inc. 142,635 26,715,535
37,181,265
Trading Companies & Distributors — 0.2%
Fastenal Co. 105,055 5,180,262
Ferguson Enterprises, Inc. 17,718 3,977,868
United Rentals, Inc. 5,703 5,919,714
WW Grainger, Inc. 3,947 5,168,557
20,246,401
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 17,835 2,465,332
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 42,603 7,687,285
Total Common Stocks
(Cost $6,008,416,074)
6,050,142,221
Exchange Traded Funds (a) — 14 .9%
ProShares GENIUS Money
Market ETF, 3.55%(d)(e)
(Cost $1,310,712,000) 13,100,000 1,311,572,000
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (g)
(Cost $1,051,359) 1,051,359 1,051,359
Investments
Principal
Amount Value
Short-Term Investments — 5 .1%
Repurchase Agreements (h) — 0 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $40,307,764
(Cost $40,303,744) $ 40,303,744
$ 40,303,744
U.S. Treasury Obligations (a) — 4 .6%
U.S. Treasury Bills (i)
3.66%, 9/3/2026 125,000,000 124,975,035
3.66%, 9/22/2026 75,000,000 74,840,633
3.72%, 9/24/2026 50,000,000 49,883,563
3.70%, 10/6/2026 100,000,000 99,641,486
3.81%, 11/3/2026 25,000,000 24,836,268
3.81%, 12/24/2026 39,000,000 38,531,194
Total U.S. Treasury Obligations
(Cost $412,714,843) 412,708,179
Total Short-Term Investments
(Cost $453,018,587) 453,011,923
Total Investments — 88.8%
(Cost $7,773,198,020) 7,815,777,503
Other assets less liabilities — 11.2% 983,443,461
Net Assets — 100.0% $ 8,799,220,964
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,268,207,260.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $1,040,223, collateralized in the form of cash with a value of $1,051,359 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of August 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $1,051,359.
(g) Rate shown is the 7-day yield as of August 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of August 31, 2026.
Abbreviations
REIT Real Estate Investment Trust

ULTRA S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 1,301,560,000 10,012,000 – – – 1,311,572,000 13,100,000 11,817,430
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 3,030 9/18/2026 U.S. Dollar $ 1,166,398,500 $ 31,899,380
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
938,754,395 4/6/2028 Bank of America NA 4.63% S&P 500
®
16,206,813
823,715,938 4/6/2027 Barclays Bank PLC 4.63% S&P 500
®
63,581,391
933,712,287 3/9/2027 BNP Paribas 4.73% S&P 500
®
56,427,379
901,230,660 3/8/2027 Citibank NA 4.61% S&P 500
®
162,722,485
875,874,084 11/4/2027 Goldman Sachs International 4.68% S&P 500
®
55,799,207
2,906,438,706 3/8/2027 Goldman Sachs International 4.63% SPDR
®
S&P 500
®
ETF Trust 186,822,040
3,782,312,790 242,621,247
835,076,053 11/9/2027 J.P. Morgan Securities, LLC 4.58% S&P 500
®
82,613,630
192,015,149 1/12/2027
Morgan Stanley & Co.
International plc 4.98% S&P 500
®
50,028,891
707,063,391 11/4/2027 Societe Generale 4.63% S&P 500
®
73,942,411
709,007,984 4/6/2027 UBS AG 4.68% S&P 500
®
81,800,449
563,778,369 3/3/2028 Wells Fargo Bank, N.A. 4.23% S&P 500
®
3,747,034
10,386,667,016 833,691,730
Total Unrealized
Appreciation
833,691,730
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks — 29 .4%
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.* 70 $ 39,659
Boeing Co. (The)* 149 30,959
General Dynamics Corp. 91 33,793
General Electric Co. 101 33,907
Honeywell Aerospace, Inc.* 149 23,558
Howmet Aerospace, Inc. 126 30,864
Huntington Ingalls Industries,
Inc. 110 32,032
L3Harris Technologies, Inc. 105 27,956
Lockheed Martin Corp. 60 33,674
Northrop Grumman Corp. 58 31,303
RTX Corp. 178 36,976
Textron, Inc. 343 27,632
TransDigm Group, Inc. 24 28,122
410,435
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 172 25,742
Expeditors International of
Washington, Inc. 191 36,223
FedEx Corp. 101 33,067
United Parcel Service, Inc.,
Class
a
B 306 31,894
126,926
Automobile Components — 0.0%(a)
Aptiv plc* 485 21,709
Automobiles — 0.2%
Ford Motor Co. 2,205 30,737
General Motors Co. 396 34,183
Tesla, Inc.* 81 29,804
94,724
Banks — 0.8%
Bank of America Corp. 578 35,801
Citigroup, Inc. 237 31,194
Citizens Financial Group, Inc. 487 33,540
Fifth Third Bancorp 597 32,101
Huntington Bancshares, Inc. 1,870 31,201
JPMorgan Chase & Co. 104 37,026
KeyCorp 1,432 30,945
M&T Bank Corp. 140 32,752
PNC Financial Services Group,
Inc. (The) 135 32,350
Regions Financial Corp. 1,101 32,898
Truist Financial Corp. 634 31,434
U.S. Bancorp 556 34,238
Wells Fargo & Co. 384 33,174
428,654
Beverages — 0.4%
Brown-Forman Corp., Class
a
B 1,189 31,592
Coca-Cola Co. (The) 377 33,429
Constellation Brands, Inc.,
Class
a
A 220 28,736
Keurig Dr Pepper, Inc. 996 31,732
Investments
Shares Value
Common Stocks (continued)
Molson Coors Beverage Co.,
Class
a
B 770 $ 30,615
Monster Beverage Corp.* 692 31,777
PepsiCo, Inc. 217 30,454
218,335
Biotechnology — 0.6%
AbbVie, Inc. 139 35,642
Amgen, Inc. 91 39,119
Biogen, Inc.* 164 35,531
Gilead Sciences, Inc. 259 37,902
Incyte Corp.* 300 36,966
Moderna, Inc.* 686 96,273
Regeneron Pharmaceuticals,
Inc. 53 42,351
Vertex Pharmaceuticals, Inc.* 72 39,206
362,990
Broadline Retail — 0.1%
Amazon.com, Inc.* 132 34,290
eBay, Inc. 298 30,861
65,151
Building Products — 0.4%
A O Smith Corp. 552 32,640
Allegion plc 244 37,881
Builders FirstSource, Inc.* 424 28,153
Carrier Global Corp. 463 26,956
Johnson Controls International
plc 228 31,519
Lennox International, Inc. 63 24,106
Masco Corp. 445 32,111
Trane Technologies plc 70 31,108
244,474
Capital Markets — 1.6%
Ameriprise Financial, Inc. 70 38,718
Ares Management Corp.,
Class
a
A 246 35,220
Bank of New York Mellon Corp.
(The) 227 36,611
Blackrock, Inc. 29 33,513
Blackstone, Inc. 265 37,959
Cboe Global Markets, Inc. 106 31,821
Charles Schwab Corp. (The) 355 38,986
CME Group, Inc. 120 34,260
Coinbase Global, Inc., Class
a
A* 204 38,377
FactSet Research Systems, Inc. 127 39,821
Franklin Templeton, Inc. 1,012 34,560
Goldman Sachs Group, Inc.
(The) 29 29,751
Interactive Brokers Group, Inc.,
Class
a
A 370 35,997
Intercontinental Exchange, Inc. 210 33,747
Invesco Ltd. 1,148 37,631
KKR & Co., Inc. 331 36,317
Moody's Corp. 70 35,325
Morgan Stanley 151 32,211
MSCI, Inc., Class
a
A 53 30,244
Nasdaq, Inc. 365 35,993

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Northern Trust Corp. 190 $ 35,256
Raymond James Financial, Inc. 208 37,059
Robinhood Markets, Inc.,
Class
a
A* 366 38,360
S&P Global, Inc. 77 33,560
State Street Corp. 195 37,319
T. Rowe Price Group, Inc. 297 33,050
921,666
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 115 35,588
Albemarle Corp. 213 28,749
CF Industries Holdings, Inc. 290 37,709
Corteva, Inc. 425 35,968
Dow, Inc. 919 28,048
Ecolab, Inc. 123 34,833
International Flavors &
Fragrances, Inc. 426 36,776
Linde plc 62 30,354
LyondellBasell Industries NV,
Class
a
A 485 31,564
Mosaic Co. (The) 1,590 38,351
PPG Industries, Inc. 277 31,071
Sherwin-Williams Co. (The) 105 35,575
404,586
Commercial Services & Supplies — 0.3%
Cintas Corp. 176 35,515
Copart, Inc.* 1,006 33,188
Republic Services, Inc., Class
a
A 147 32,475
Rollins, Inc. 658 23,734
Veralto Corp. 381 37,555
Waste Management, Inc. 140 30,649
193,116
Communications Equipment — 0.4%
Arista Networks, Inc.* 207 40,508
Ciena Corp.* 72 27,561
Cisco Systems, Inc. 265 29,280
F5, Inc.* 80 32,570
Lumentum Holdings, Inc.* 39 35,676
Motorola Solutions, Inc. 76 36,883
202,478
Construction & Engineering — 0.1%
Comfort Systems USA, Inc. 17 26,276
EMCOR Group, Inc. 42 30,851
Quanta Services, Inc. 49 29,747
86,874
Construction Materials — 0.2%
CRH plc 315 29,702
Martin Marietta Materials, Inc. 57 29,566
Vulcan Materials Co. 116 31,271
90,539
Consumer Finance — 0.2%
American Express Co. 102 33,677
Investments
Shares Value
Common Stocks (continued)
Capital One Financial Corp. 178 $ 38,183
Synchrony Financial 453 34,917
106,777
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc. 36 27,080
Costco Wholesale Corp. 34 32,092
Dollar General Corp. 285 36,124
Dollar Tree, Inc.* 284 35,951
Kroger Co. (The) 490 28,195
Sysco Corp. 400 32,432
Target Corp. 247 39,737
Walmart, Inc. 261 27,371
258,982
Containers & Packaging — 0.4%
Amcor plc 826 37,905
Avery Dennison Corp. 201 34,996
Ball Corp. 576 36,271
International Paper Co. 987 37,437
Packaging Corp. of America 144 33,687
Smurfit Westrock plc 810 37,989
218,285
Distributors — 0.1%
Genuine Parts Co. 320 43,414
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 1,356 35,107
Comcast Corp., Class
a
A 1,316 35,032
Verizon Communications, Inc. 673 33,663
103,802
Electric Utilities — 0.9%
Alliant Energy Corp. 433 29,435
American Electric Power Co.,
Inc. 246 30,118
Constellation Energy Corp. 130 35,720
Duke Energy Corp. 252 30,217
Edison International 441 23,805
Entergy Corp. 283 30,086
Evergy, Inc. 381 30,869
Eversource Energy 455 31,914
Exelon Corp. 692 30,254
FirstEnergy Corp. 680 31,185
NextEra Energy, Inc. 371 30,548
NRG Energy, Inc. 261 28,741
PG&E Corp. 1,886 25,027
Pinnacle West Capital Corp. 306 29,878
PPL Corp. 886 30,239
Southern Co. (The) 334 29,392
Xcel Energy, Inc. 402 30,428
507,856
Electrical Equipment — 0.4%
AMETEK, Inc. 141 33,159
Eaton Corp. plc 83 33,356
Emerson Electric Co. 231 35,214
GE Vernova, Inc. 38 34,144

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Generac Holdings, Inc.* 132 $ 24,470
Hubbell, Inc., Class
a
B 67 30,351
Rockwell Automation, Inc. 71 30,135
Vertiv Holdings Co., Class
a
A 113 29,235
250,064
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 210 33,296
CDW Corp. 244 36,986
Coherent Corp.* 87 24,171
Corning, Inc. 188 27,961
Flex Ltd.* 228 24,909
Jabil, Inc. 88 26,863
Keysight Technologies, Inc.* 99 31,947
TE Connectivity plc 154 31,609
Teledyne Technologies, Inc.* 53 32,486
Zebra Technologies Corp.,
Class
a
A* 144 50,911
321,139
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 501 31,839
Halliburton Co. 791 29,148
SLB Ltd. 568 34,137
95,124
Entertainment — 0.3%
Live Nation Entertainment, Inc.* 188 33,819
Netflix, Inc.* 384 31,123
Take-Two Interactive Software,
Inc.* 148 32,516
TKO Group Holdings, Inc.,
Class
a
A 151 27,574
Walt Disney Co. (The) 320 34,416
Warner Bros Discovery, Inc.* 1,202 34,293
193,741
Financial Services — 0.7%
Apollo Global Management, Inc. 241 32,916
Berkshire Hathaway, Inc.,
Class
a
B* 65 32,762
Block, Inc., Class
a
A* 471 38,631
Corpay, Inc.* 89 35,983
Fidelity National Information
Services, Inc. 810 33,024
Fiserv, Inc.* 590 31,453
Global Payments, Inc. 505 45,980
Jack Henry & Associates, Inc. 247 41,474
Mastercard, Inc., Class
a
A 64 37,716
PayPal Holdings, Inc. 774 40,763
Visa, Inc., Class
a
A 99 37,557
408,259
Food Products — 0.6%
Archer-Daniels-Midland Co. 387 31,459
Bunge Global SA 246 28,588
General Mills, Inc. 933 38,440
Hershey Co. (The) 179 31,541
Hormel Foods Corp. 1,296 28,318
J M Smucker Co. (The) 268 35,151
Investments
Shares Value
Common Stocks (continued)
Kraft Heinz Co. (The) 1,312 $ 33,679
McCormick & Co., Inc.
(Non-Voting) 634 34,375
Mondelez International, Inc.,
Class
a
A 492 30,538
Tyson Foods, Inc., Class
a
A 562 30,989
323,078
Gas Utilities — 0.1%
Atmos Energy Corp. 186 30,900
Ground Transportation — 0.4%
CSX Corp. 680 34,347
Fedex Freight Holding Co., Inc.* 180 24,073
JB Hunt Transport Services,
Inc. 113 29,998
Norfolk Southern Corp. 104 35,650
Old Dominion Freight Line, Inc. 133 26,594
Uber Technologies, Inc.* 458 34,648
Union Pacific Corp. 119 35,780
221,090
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 355 39,178
Align Technology, Inc.* 185 29,561
Baxter International, Inc. 1,550 40,300
Becton Dickinson & Co. 212 39,879
Boston Scientific Corp.* 651 31,443
Cooper Cos., Inc. (The)* 464 32,522
Dexcom, Inc.* 423 38,519
Edwards Lifesciences Corp.* 367 33,305
GE HealthCare Technologies,
Inc. 495 35,259
IDEXX Laboratories, Inc.* 57 31,731
Insulet Corp.* 208 30,921
Intuitive Surgical, Inc.* 76 28,641
Medtronic plc 392 35,535
ResMed, Inc. 165 39,617
Solventum Corp.* 389 35,422
STERIS plc 150 34,896
Stryker Corp. 104 33,675
Zimmer Biomet Holdings, Inc. 359 35,915
626,319
Health Care Providers & Services — 0.9%
Cardinal Health, Inc. 145 34,020
Cencora, Inc. 113 36,567
Centene Corp.* 484 31,141
Cigna Group (The) 108 29,817
CVS Health Corp. 321 30,145
DaVita, Inc.* 157 27,634
Elevance Health, Inc. 77 30,226
HCA Healthcare, Inc. 83 34,399
Henry Schein, Inc.* 399 35,830
Humana, Inc. 85 32,574
Labcorp Holdings, Inc. 118 39,254
McKesson Corp. 41 36,298
Quest Diagnostics, Inc. 153 36,766
UnitedHealth Group, Inc. 76 29,595

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 216 $ 36,791
501,057
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 601 30,825
Healthpeak Properties, Inc.,
REIT 1,539 32,042
Ventas, Inc., REIT 374 34,098
Welltower, Inc., REIT 148 34,963
131,928
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 192 54,853
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 1,317 28,882
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A* 245 44,889
Booking Holdings, Inc. 196 39,022
Carnival Corp. Ltd. 1,212 28,955
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,035 39,361
Darden Restaurants, Inc. 153 32,782
Domino's Pizza, Inc. 102 34,890
DoorDash, Inc., Class
a
A* 208 48,202
Expedia Group, Inc. 143 45,348
Hilton Worldwide Holdings, Inc. 91 28,781
Las Vegas Sands Corp. 621 27,206
Marriott International, Inc.,
Class
a
A 80 27,341
McDonald's Corp. 113 29,780
MGM Resorts International* 674 27,877
Norwegian Cruise Line Holdings
Ltd.* 1,760 28,406
Royal Caribbean Cruises Ltd. 118 31,711
Starbucks Corp. 319 33,894
Wynn Resorts Ltd. 301 27,475
Yum! Brands, Inc. 207 31,735
607,655
Household Durables — 0.3%
DR Horton, Inc. 213 30,791
Garmin Ltd. 135 38,355
Lennar Corp., Class
a
A 349 29,354
NVR, Inc.* 5 31,576
PulteGroup, Inc. 265 33,475
163,551
Household Products — 0.3%
Church & Dwight Co., Inc. 321 32,029
Clorox Co. (The) 317 30,965
Colgate-Palmolive Co. 348 31,257
Kimberly-Clark Corp. 311 33,573
Procter & Gamble Co. (The) 210 30,475
158,299
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 2,155 $ 31,764
Vistra Corp. 229 31,458
63,222
Industrial Conglomerates — 0.2%
3M Co. 200 34,366
DuPont de Nemours, Inc. 234 31,494
Honeywell International, Inc. 149 31,816
97,676
Industrial REITs — 0.0%(a)
Prologis, Inc., REIT 215 30,083
Insurance — 1.4%
Aflac, Inc. 268 31,048
Allstate Corp. (The) 140 36,092
American International Group,
Inc. 422 32,224
Aon plc, Class
a
A 92 29,580
Arch Capital Group Ltd.* 343 33,638
Arthur J Gallagher & Co. 142 37,225
Assurant, Inc. 123 34,669
Brown & Brown, Inc. 523 37,745
Chubb Ltd. 93 31,490
Cincinnati Financial Corp. 189 32,111
Erie Indemnity Co., Class
a
A 135 34,500
Everest Group Ltd. 92 34,468
Globe Life, Inc. 194 33,498
Hartford Insurance Group, Inc.
(The) 244 33,521
Loews Corp. 293 31,729
Marsh & McLennan Cos., Inc. 189 35,872
MetLife, Inc. 367 34,927
Principal Financial Group, Inc. 290 31,946
Progressive Corp. (The) 153 33,366
Prudential Financial, Inc. 301 35,398
Travelers Cos., Inc. (The) 105 38,423
W R Berkley Corp. 461 31,145
Willis Towers Watson plc 120 40,626
785,241
Interactive Media & Services — 0.2%
Alphabet, Inc., Class
a
A 50 16,967
Alphabet, Inc., Class
a
C 41 13,752
Meta Platforms, Inc., Class
a
A 56 32,051
Reddit, Inc., Class
a
A* 176 26,015
88,785
IT Services — 0.4%
Accenture plc, Class
a
A 185 35,105
Akamai Technologies, Inc.* 243 26,395
Cognizant Technology Solutions
Corp., Class
a
A 610 39,394
Gartner, Inc.* 203 40,216
GoDaddy, Inc., Class
a
A* 392 38,369
International Business
Machines Corp. 116 27,129

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc. 111 $ 31,999
238,607
Leisure Products — 0.1%
Hasbro, Inc. 383 36,040
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 240 36,854
Bio-Techne Corp. 599 43,314
Charles River Laboratories
International, Inc.* 171 49,289
Danaher Corp. 173 36,946
IQVIA Holdings, Inc.* 174 45,447
Mettler-Toledo International,
Inc.* 26 36,534
Revvity, Inc. 312 40,145
Thermo Fisher Scientific, Inc. 65 40,111
Waters Corp.* 85 35,244
West Pharmaceutical Services,
Inc. 93 31,723
395,607
Machinery — 1.0%
Caterpillar, Inc. 38 30,304
Cummins, Inc. 51 28,784
Deere & Co. 57 37,330
Dover Corp. 146 28,358
Fortive Corp. 524 30,832
IDEX Corp. 146 33,381
Illinois Tool Works, Inc. 126 34,697
Ingersoll Rand, Inc. 447 34,441
Nordson Corp. 114 36,676
Otis Worldwide Corp. 452 32,151
PACCAR, Inc. 275 34,136
Parker-Hannifin Corp. 38 37,219
Pentair plc 442 26,723
Snap-on, Inc. 82 31,677
Stanley Black & Decker, Inc. 405 39,030
Westinghouse Air Brake
Technologies Corp. 123 35,169
Xylem, Inc. 296 32,593
563,501
Media — 0.4%
AppLovin Corp., Class
a
A* 64 19,972
Charter Communications, Inc.,
Class
a
A* 230 35,061
EchoStar Corp., Class
a
A* 272 23,512
Fox Corp., Class
a
A 283 19,060
Fox Corp., Class
a
B 198 11,924
News Corp., Class
a
A 847 26,011
News Corp., Class
a
B 278 9,566
Omnicom Group, Inc. 427 37,375
Paramount Skydance Corp.,
Class
a
B(b) 3,057 33,352
Trade Desk, Inc. (The), Class
a
A* 1,635 22,432
238,265
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 508 38,476
Investments
Shares Value
Common Stocks (continued)
Newmont Corp. 338 $ 42,608
Nucor Corp. 126 31,455
Steel Dynamics, Inc. 118 27,449
139,988
Multi-Utilities — 0.5%
Ameren Corp. 292 30,955
CenterPoint Energy, Inc. 739 29,264
CMS Energy Corp. 430 29,266
Consolidated Edison, Inc. 294 31,464
Dominion Energy, Inc. 470 31,024
DTE Energy Co. 214 29,025
NiSource, Inc. 677 27,703
Public Service Enterprise
Group, Inc. 400 29,332
Sempra 344 28,105
WEC Energy Group, Inc. 275 29,197
295,335
Office REITs — 0.1%
BXP, Inc., REIT 483 32,839
Oil, Gas & Consumable Fuels — 1.1%
APA Corp. 829 35,771
Chevron Corp. 168 34,632
ConocoPhillips 262 34,712
Devon Energy Corp. 678 32,890
Diamondback Energy, Inc. 162 32,478
EOG Resources, Inc. 227 32,906
EQT Corp. 597 32,346
Expand Energy Corp. 357 35,043
ExxonMobil Holdings Corp. 208 33,478
Kinder Morgan, Inc. 992 31,982
Marathon Petroleum Corp. 120 44,798
Occidental Petroleum Corp. 553 33,280
ONEOK, Inc. 346 33,219
Phillips 66 175 43,152
Targa Resources Corp. 116 34,063
Texas Pacific Land Corp. 83 31,070
Valero Energy Corp. 122 43,788
Williams Cos., Inc. (The) 437 32,797
632,405
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 410 31,980
Southwest Airlines Co. 761 29,321
United Airlines Holdings, Inc.* 307 33,153
94,454
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 370 37,851
Kenvue, Inc. 1,744 32,927
70,778
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. 567 37,881
Eli Lilly & Co. 26 30,075
Johnson & Johnson 132 35,092

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Merck & Co., Inc. 264 $ 39,009
Pfizer, Inc. 1,230 35,006
Viatris, Inc. 1,997 32,970
Zoetis, Inc., Class
a
A 387 29,838
239,871
Professional Services — 0.5%
Automatic Data Processing, Inc. 136 38,918
Broadridge Financial Solutions,
Inc. 214 39,029
Equifax, Inc. 190 35,941
Jacobs Solutions, Inc. 259 38,604
Leidos Holdings, Inc. 259 36,314
Paychex, Inc. 312 39,730
Verisk Analytics, Inc., Class
a
A 173 33,524
262,060
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 236 34,411
CoStar Group, Inc.* 919 29,473
63,884
Residential REITs — 0.4%
Camden Property Trust, REIT 272 28,777
Essex Property Trust, Inc., REIT 112 31,691
Invitation Homes, Inc., REIT 1,062 30,947
Mid-America Apartment
Communities, Inc., REIT 227 29,249
UDR, Inc., REIT 803 29,671
Vivmark Residential, REIT 906 59,017
209,352
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 255 29,588
Kimco Realty Corp., REIT 1,240 29,400
Realty Income Corp., REIT 508 31,130
Regency Centers Corp., REIT 393 29,385
Simon Property Group, Inc.,
REIT 147 31,211
150,714
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.* 69 32,480
Analog Devices, Inc. 79 28,609
Applied Materials, Inc. 63 28,879
Broadcom, Inc. 83 30,738
First Solar, Inc.* 126 25,439
Intel Corp.* 296 26,495
KLA Corp. 146 25,616
Lam Research Corp. 100 30,149
Marvell Technology, Inc. 125 26,457
Microchip Technology, Inc. 360 26,442
Micron Technology, Inc. 37 35,473
Monolithic Power Systems, Inc. 20 25,355
NVIDIA Corp. 155 34,221
NXP Semiconductors NV 111 24,935
ON Semiconductor Corp.* 284 21,041
Qnity Electronics, Inc. 227 27,111
Investments
Shares Value
Common Stocks (continued)
QUALCOMM, Inc. 166 $ 28,300
Skyworks Solutions, Inc. 448 30,020
Teradyne, Inc. 89 31,135
Texas Instruments, Inc. 113 29,483
568,378
Software — 1.4%
Adobe, Inc.* 135 39,527
Autodesk, Inc.* 141 36,453
Cadence Design Systems, Inc.* 81 27,441
Crowdstrike Holdings, Inc.,
Class
a
A* 194 44,814
Datadog, Inc., Class
a
A* 138 32,711
Fair Isaac Corp.* 24 27,533
Fortinet, Inc.* 229 39,143
Gen Digital, Inc. 1,280 39,680
Intuit, Inc. 112 40,242
Microsoft Corp. 78 39,569
Oracle Corp. 155 23,114
Palantir Technologies, Inc.,
Class
a
A* 243 45,290
Palo Alto Networks, Inc.* 120 45,856
PTC, Inc.* 235 36,599
Roper Technologies, Inc. 92 39,067
Salesforce, Inc. 185 47,645
ServiceNow, Inc.* 298 44,101
Synopsys, Inc.* 68 29,892
Trimble, Inc.* 624 37,402
Tyler Technologies, Inc.* 106 39,455
Workday, Inc., Class
a
A* 231 45,611
801,145
Specialized REITs — 0.5%
American Tower Corp., REIT 165 28,991
Crown Castle, Inc., REIT 336 25,583
Digital Realty Trust, Inc., REIT 175 32,478
Equinix, Inc., REIT 28 29,308
Extra Space Storage, Inc., REIT 209 29,490
Iron Mountain, Inc., REIT 255 29,414
Public Storage, REIT 99 30,392
SBA Communications Corp.,
Class
a
A, REIT 150 28,449
VICI Properties, Inc., Class
a
A,
REIT 1,108 28,420
Weyerhaeuser Co., REIT 1,302 30,428
292,953
Specialty Retail — 0.6%
AutoZone, Inc.* 9 26,921
Best Buy Co., Inc. 418 33,503
Carvana Co., Class
a
A* 467 34,306
Home Depot, Inc. (The) 101 33,111
Lowe's Cos., Inc. 145 29,681
O'Reilly Automotive, Inc.* 346 30,725
Ross Stores, Inc. 135 30,853
TJX Cos., Inc. (The) 188 25,175
Tractor Supply Co. 1,024 35,737
Ulta Beauty, Inc.* 67 35,986
Williams-Sonoma, Inc. 151 34,466
350,464

AUGUST 31, 2026 (Unaudited) :: ULTRA S&P 500 EQUAL WEIGHT
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. 109 $ 34,537
Dell Technologies, Inc., Class
a
C 84 38,305
Hewlett Packard Enterprise Co. 693 36,202
HP, Inc. 1,276 38,305
NetApp, Inc. 196 36,317
Sandisk Corp.* 18 28,201
Seagate Technology Holdings
plc 40 33,135
Super Micro Computer, Inc.* 1,077 40,151
Western Digital Corp. 64 28,835
313,988
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 282 24,556
Lululemon Athletica, Inc.* 264 31,749
NIKE, Inc., Class
a
B 716 27,967
Ralph Lauren Corp., Class
a
A 82 28,446
Tapestry, Inc. 226 27,886
140,604
Tobacco — 0.1%
Altria Group, Inc. 432 29,583
Philip Morris International, Inc. 173 32,403
61,986
Trading Companies & Distributors — 0.2%
Fastenal Co. 686 33,826
Ferguson Enterprises, Inc. 127 28,513
United Rentals, Inc. 28 29,064
WW Grainger, Inc. 22 28,809
120,212
Water Utilities — 0.1%
American Water Works Co., Inc. 250 34,558
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 171 30,855
Total Common Stocks
(Cost $16,479,797)
16,671,562
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $16,020) 16,020 16,020
Investments
Principal
Amount Value
Short-Term Investments — 45 .2%
Repurchase Agreements (e) — 45 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $25,591,192
(Cost $25,588,639) $ 25,588,639
$ 25,588,639
Total Investments — 74.6%
(Cost $42,084,456) 42,276,221
Other assets less liabilities — 25.4% 14,359,612
Net Assets — 100.0% $ 56,635,833
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $15,536, collateralized in the form of cash with a value of $16,020 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $16,020.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA S&P 500 EQUAL WEIGHT :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URSP
::
Swap Agreements
Ultra S&P 500 Equal Weight had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
12,705,162 1/12/2027 Bank of America NA 4.83% S&P 500 Equal Weighted Index 3,472,611
50,927,117 3/8/2027 Barclays Bank PLC 4.81% S&P 500 Equal Weighted Index 2,037,260
10,859,719 3/9/2027 Citibank NA 4.58% S&P 500 Equal Weighted Index (39,741)
22,145,311 3/8/2027 Societe Generale 4.53% S&P 500 Equal Weighted Index 1,411,010
96,637,309 6,881,140
Total Unrealized
Appreciation
6,920,881
Total Unrealized
Depreciation
(39,741)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments
Shares Value
Common Stocks (a) — 43 .5%
Semiconductors & Semiconductor Equipment — 43.5%
Advanced Micro Devices, Inc.* 161,902 $ 76,210,509
Allegro MicroSystems, Inc.* 12,329 446,926
Amkor Technology, Inc. 11,323 535,578
Analog Devices, Inc. 48,471 17,553,288
Applied Materials, Inc. 78,798 36,120,215
Astera Labs, Inc.* 13,273 3,941,816
Broadcom, Inc. 470,109 174,100,167
Cerebras Systems, Inc.,
Class
a
A(b) 3,428 631,575
Cirrus Logic, Inc.* 5,065 554,668
Credo Technology Group
Holding Ltd.* 16,114 3,644,826
Enphase Energy, Inc.* 13,086 476,592
Entegris, Inc. 15,144 2,048,832
GLOBALFOUNDRIES, Inc. 10,346 462,363
Intel Corp.* 490,418 43,897,315
IonQ, Inc.(b) 38,267 1,504,276
KLA Corp. 129,699 22,755,690
Lam Research Corp. 124,169 37,435,712
Lattice Semiconductor Corp.* 13,606 1,569,316
MACOM Technology Solutions
Holdings, Inc.* 6,515 1,718,852
Marvell Technology, Inc. 86,932 18,400,027
Microchip Technology, Inc. 53,732 3,946,615
Micron Technology, Inc. 111,975 107,353,792
MKS, Inc. 6,705 1,718,089
Monolithic Power Systems, Inc. 4,879 6,185,450
NVIDIA Corp. 2,404,863 530,945,653
NXP Semiconductors NV 25,066 5,630,826
ON Semiconductor Corp.* 38,912 2,882,990
Onto Innovation, Inc.* 4,940 1,320,017
Qnity Electronics, Inc. 20,785 2,482,353
Qorvo, Inc.* 7,952 764,028
QUALCOMM, Inc. 104,652 17,841,073
Rambus, Inc.* 10,735 930,617
Silicon Laboratories, Inc.* 3,278 718,046
Skyworks Solutions, Inc.(b) 14,937 1,000,928
Teradyne, Inc. 15,543 5,437,408
Texas Instruments, Inc. 90,364 23,576,871
Universal Display Corp. 4,315 358,879
Total Common Stocks
(Cost $1,041,168,923)
1,157,102,178
Exchange Traded Funds (a) — 21 .6%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)
(Cost $575,230,000) 5,750,000 575,690,000
Securities Lending Reinvestments (e) — 0 .0% (f)
Investment Companies — 0 .0% (f)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (g)
(Cost $1,050,429) 1,050,429 1,050,429
Investments
Principal
Amount Value
Short-Term Investments — 8 .4%
Repurchase Agreements (h) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $16,957,630
(Cost $16,955,939) $ 16,955,939
$ 16,955,939
U.S. Treasury Obligations (a) — 7 .8%
U.S. Treasury Bills (i)
3.64%, 9/10/2026 85,000,000 84,922,915
3.72%, 10/1/2026 10,000,000 9,969,340
3.81%, 11/3/2026 25,000,000 24,836,268
3.77%, 11/10/2026 5,000,000 4,963,829
3.85%, 11/17/2026 50,000,000 49,602,078
3.81%, 12/24/2026 31,000,000 30,627,359
Total U.S. Treasury Obligations
(Cost $204,914,991) 204,921,789
Total Short-Term Investments
(Cost $221,870,930) 221,877,728
Total Investments — 73.5%
(Cost $1,839,320,282) 1,955,720,335
Other assets less liabilities — 26.5% 705,321,864
Net Assets — 100.0% $ 2,661,042,199
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $342,825,582.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $1,046,624, collateralized in the form of cash with a value of $1,050,429 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $1,050,429.
(f) Represents less than 0.05% of net assets.
(g) Rate shown is the 7-day yield as of August 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of August 31, 2026.

ULTRA SEMICONDUCTORS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 851,020,000 – (275,246,830) 39,380 (122,550) 575,690,000 5,750,000 7,239,753
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
697,433,360 1/6/2028 Bank of America NA 4.73%
Dow Jones U.S.
Semiconductors
SM
Index
c
182,419,998
117,039,828 2/15/2028 Barclays Bank PLC 4.83%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,374,949)
651,237,508 11/15/2027 BNP Paribas 4.83%
Dow Jones U.S.
Semiconductors
SM
Index
c
187,759,667
657,438,293 1/6/2028 Citibank NA 4.74%
Dow Jones U.S.
Semiconductors
SM
Index
c
149,910,351
382,394,697 3/15/2028 Goldman Sachs International 4.78%
Dow Jones U.S.
Semiconductors
SM
Index
c
14,642,549
410,336,987 1/6/2028 J.P. Morgan Securities, LLC 4.68%
Dow Jones U.S.
Semiconductors
SM
Index
c
22,654,145
240,125,422 2/15/2028
Morgan Stanley & Co.
International plc 4.98%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,531,133)
257,681,397 2/15/2028 Societe Generale 4.83%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,178,829)
747,543,459 1/6/2028 UBS AG 4.68%
Dow Jones U.S.
Semiconductors
SM
Index
c
155,132,009
4,161,230,951 708,433,808
Total Unrealized
Appreciation
712,518,719
Total Unrealized
Depreciation
(4,084,911)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks — 74 .8%
Aerospace & Defense — 0.9%
AAR Corp.* 470 $ 60,766
Karman Holdings, Inc.* 1,094 45,346
Mercury Systems, Inc.* 632 55,193
National Presto Industries, Inc. 63 9,558
V2X, Inc.* 244 18,827
VSE Corp. 336 70,116
259,806
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class
a
A 724 28,866
Automobile Components — 1.1%
Adient plc* 938 17,794
Dana, Inc. 1,301 39,004
Dauch Corp.* 2,838 17,766
Dorman Products, Inc.* 325 41,876
Fox Factory Holding Corp.* 501 10,236
Gentherm, Inc.* 366 14,380
Goodyear Tire & Rubber Co.
(The)* 3,438 21,556
LCI Industries 291 29,283
Patrick Industries, Inc. 393 32,116
Phinia, Inc. 443 30,319
Standard Motor Products, Inc. 253 9,543
Versigent plc* 848 40,195
XPEL, Inc.*(a) 300 14,778
318,846
Automobiles — 0.0%(b)
Winnebago Industries, Inc. 338 10,170
Banks — 6.6%
Ameris Bancorp 754 63,524
Atlantic Union Bankshares
Corp. 1,712 69,045
Axos Financial, Inc.* 680 65,817
Banc of California, Inc. 1,636 30,462
BancFirst Corp. 249 27,196
Bancorp, Inc. (The)* 498 32,370
Bank of Hawaii Corp. 474 35,991
BankUnited, Inc. 870 39,672
Banner Corp. 406 28,477
Beacon Financial Corp. 1,003 31,143
Capitol Federal Financial, Inc. 1,394 12,002
Cathay General Bancorp 802 49,090
Central Pacific Financial Corp. 312 11,613
City Holding Co. 169 24,159
Community Financial System,
Inc. 628 39,407
Customers Bancorp, Inc.* 377 29,474
CVB Financial Corp. 2,004 44,429
Dime Commercial Bancshares,
Inc. 491 19,836
Eagle Bancorp, Inc. 332 9,060
Eastern Bankshares, Inc. 2,544 55,866
FB Financial Corp. 481 27,398
First Bancorp 1,838 51,243
Investments
Shares Value
Common Stocks (continued)
First Bancorp 495 $ 31,398
First Commonwealth Financial
Corp. 1,211 25,068
First Financial Bancorp 1,242 40,526
First Hawaiian, Inc. 1,455 37,263
First Interstate BancSystem,
Inc., Class
a
A 1,011 37,215
Fulton Financial Corp. 2,263 53,090
Hanmi Financial Corp. 353 10,943
Heritage Financial Corp. 493 14,085
Hilltop Holdings, Inc. 490 18,644
Hope Bancorp, Inc. 1,529 21,085
Independent Bank Corp. 578 46,922
Lakeland Financial Corp. 298 17,609
National Bank Holdings Corp.,
Class
a
A 536 22,131
NBT Bancorp, Inc. 622 31,983
Nicolet Bankshares, Inc. 234 39,626
Northwest Bancshares, Inc. 1,750 26,758
OFG Bancorp 505 26,285
Park National Corp. 192 37,496
Pathward Financial, Inc. 253 20,609
Preferred Bank 132 13,521
Provident Financial Services,
Inc. 1,558 36,457
Renasant Corp. 1,103 45,124
S&T Bancorp, Inc. 431 21,326
Seacoast Banking Corp. of
Florida 1,151 39,082
ServisFirst Bancshares, Inc. 1,204 51,820
Simmons First National Corp.,
Class
a
A 1,735 39,176
Southside Bancshares, Inc. 335 10,573
Tompkins Financial Corp. 151 14,665
Triumph Financial, Inc.* 270 19,238
TrustCo Bank Corp. 209 11,854
Trustmark Corp. 701 32,190
United Community Banks, Inc. 1,431 49,856
WaFd, Inc. 884 31,612
WesBanco, Inc. 1,150 46,012
Westamerica Bancorp 281 16,312
WSFS Financial Corp. 622 48,174
1,883,002
Beverages — 0.1%
National Beverage Corp. 280 8,857
Vita Coco Co., Inc. (The)* 526 30,884
39,741
Biotechnology — 2.1%
ACADIA Pharmaceuticals, Inc.* 1,515 43,799
ADMA Biologics, Inc.* 2,772 26,029
Alkermes plc* 1,993 93,651
Arcus Biosciences, Inc.* 1,038 30,393
Protagonist Therapeutics, Inc.* 723 106,823
PTC Therapeutics, Inc.* 992 68,984
Sarepta Therapeutics, Inc.* 1,263 26,561
TG Therapeutics, Inc.* 1,577 85,631
Veracyte, Inc.* 955 41,246
Vericel Corp.* 611 24,379

ULTRA SMALLCAP600 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Vir Biotechnology, Inc.* 1,452 $ 15,885
Xencor, Inc.* 887 24,184
587,565
Broadline Retail — 0.4%
Etsy, Inc.* 1,135 92,310
Kohl's Corp. 1,342 23,914
116,224
Building Products — 1.6%
Apogee Enterprises, Inc. 254 9,921
Armstrong World Industries, Inc. 511 88,188
AZZ, Inc. 357 48,966
CSW Industrials, Inc. 197 60,863
Gibraltar Industries, Inc.* 355 15,972
Griffon Corp. 460 44,799
Hayward Holdings, Inc.* 2,387 33,537
Masterbrand, Inc.* 2,428 20,031
Quanex Building Products
Corp. 544 10,456
Resideo Technologies, Inc.* 1,666 32,254
Zurn Elkay Water Solutions
Corp. 1,776 84,893
449,880
Capital Markets — 2.7%
Acadian Asset Management,
Inc. 315 29,673
Artisan Partners Asset
Management, Inc., Class
a
A 849 36,142
BGC Group, Inc., Class
a
A 4,420 53,084
Cohen & Steers, Inc. 332 26,782
Donnelley Financial Solutions,
Inc.* 299 14,442
Lazard, Inc., Class
a
A 1,335 57,712
MarketAxess Holdings, Inc. 425 69,118
Moelis & Co., Class
a
A 889 60,514
Piper Sandler Cos. 808 60,648
PJT Partners, Inc., Class
a
A 309 55,741
StepStone Group, Inc., Class
a
A 882 46,093
StoneX Group, Inc.* 1,267 86,764
Victory Capital Holdings, Inc.,
Class
a
A 554 65,378
Virtu Financial, Inc., Class
a
A 978 64,196
Virtus Investment Partners, Inc. 75 12,413
WisdomTree, Inc. 1,505 36,210
774,910
Chemicals — 2.2%
Balchem Corp. 385 67,718
Celanese Corp., Class
a
A 1,312 59,670
Chemours Co. (The) 1,799 27,993
Eastman Chemical Co. 1,368 99,098
Element Solutions, Inc. 2,738 97,309
FMC Corp. 1,496 17,249
Hawkins, Inc. 250 30,068
HB Fuller Co. 652 35,827
Ingevity Corp.* 415 28,755
Innospec, Inc. 295 27,689
Koppers Holdings, Inc. 230 10,550
Investments
Shares Value
Common Stocks (continued)
Minerals Technologies, Inc. 370 $ 26,240
Quaker Chemical Corp. 164 27,191
Sensient Technologies Corp. 510 68,819
Stepan Co. 258 16,153
640,329
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. 700 32,641
Brady Corp., Class
a
A 523 47,410
Casella Waste Systems, Inc.,
Class
a
A* 749 69,095
CoreCivic, Inc.* 1,183 39,299
Deluxe Corp. 547 12,636
GEO Group, Inc. (The)* 1,569 49,910
Healthcare Services Group,
Inc.* 821 18,054
HNI Corp. 835 40,439
Interface, Inc., Class
a
A 695 26,354
Liquidity Services, Inc.* 283 11,796
MillerKnoll, Inc. 818 18,479
OPENLANE, Inc.* 1,354 48,202
Pitney Bowes, Inc. 1,490 25,524
UniFirst Corp. 174 48,128
Vestis Corp.* 1,342 16,788
504,755
Communications Equipment — 0.9%
Calix, Inc.* 694 26,455
Digi International, Inc.* 451 33,798
Extreme Networks, Inc.* 1,564 35,174
Harmonic, Inc.* 1,297 15,538
NetScout Systems, Inc.* 812 31,530
Viasat, Inc.* 1,625 109,314
251,809
Construction & Engineering — 1.9%
Arcosa, Inc. 587 85,291
Argan, Inc. 167 70,973
Construction Partners, Inc.,
Class
a
A* 574 60,959
Everus Construction Group,
Inc.* 611 70,345
Granite Construction, Inc. 523 63,053
MYR Group, Inc.* 186 54,204
Primoris Services Corp. 649 46,799
Tutor Perini Corp. 529 46,827
WillScot Holdings Corp. 2,165 44,816
543,267
Construction Materials — 0.1%
United States Lime & Minerals,
Inc. 127 15,003
Consumer
Finance
— 1.0%
Bread Financial Holdings, Inc. 483 50,459
Credit Acceptance Corp.* 70 41,982
Dave, Inc.* 124 44,580
Encore Capital Group, Inc.* 257 24,932
Enova International, Inc.* 298 67,563
EZCORP, Inc., Class
a
A* 701 22,656

AUGUST 31, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Navient Corp. 775 $ 7,370
PROG Holdings, Inc. 479 18,264
World Acceptance Corp.* 33 6,066
283,872
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 403 26,143
Chefs' Warehouse, Inc. (The)* 434 48,812
Grocery Outlet Holding Corp.* 1,183 14,137
PriceSmart, Inc. 303 51,513
United Natural Foods, Inc.* 726 31,842
172,447
Containers & Packaging — 0.0%(b)
O-I Glass, Inc.* 1,833 13,326
Distributors — 0.5%
LKQ Corp. 3,047 76,480
Pool Corp. 384 71,623
148,103
Diversified Consumer Services — 1.4%
ADT, Inc. 6,753 49,905
Bright Horizons Family
Solutions, Inc.* 629 46,659
Covista, Inc.* 407 53,858
Frontdoor, Inc.* 840 67,931
Laureate Education, Inc.* 1,524 57,196
Matthews International Corp.,
Class
a
A 373 7,747
OneSpaWorld Holdings Ltd. 1,215 30,168
Perdoceo Education Corp. 705 23,434
Strategic Education, Inc. 267 22,118
Stride, Inc.* 501 43,432
Universal Technical Institute,
Inc.* 606 12,805
415,253
Diversified REITs — 0.6%
American Assets Trust, Inc.,
REIT 566 12,712
Broadstone Net Lease, Inc.,
REIT 2,293 47,832
Essential Properties Realty
Trust, Inc., REIT 2,587 77,610
Global Net Lease, Inc., REIT 2,498 22,932
161,086
Diversified Telecommunication Services — 0.6%
Cogent Communications
Holdings, Inc. 571 5,447
Iridium Communications, Inc. 1,265 59,430
Lumen Technologies, Inc.* 11,336 70,850
Shenandoah
Telecommunications Co. 549 6,791
Uniti Group, Inc.* 2,178 21,606
164,124
Investments
Shares Value
Common Stocks (continued)
Electric Utilities — 0.4%
Hawaiian Electric Industries,
Inc.* 2,065 $ 23,169
MGE Energy, Inc. 451 35,038
Otter Tail Corp. 502 45,416
103,623
Electrical Equipment — 0.3%
Powell Industries, Inc. 340 61,108
Sunrun, Inc.* 2,853 24,450
85,558
Electronic Equipment, Instruments & Components — 2.3%
ADI Global Distribution, Inc.* 833 18,218
Arlo Technologies, Inc.* 1,298 17,069
Badger Meter, Inc. 349 47,279
Benchmark Electronics, Inc. 429 30,150
CTS Corp. 342 19,313
ePlus, Inc. 313 27,535
Insight Enterprises, Inc.* 361 56,684
Itron, Inc.* 530 51,415
Knowles Corp.* 1,023 34,966
Mirion Technologies, Inc.,
Class
a
A* 2,926 44,095
Napco Security Technologies,
Inc. 428 15,511
OSI Systems, Inc.* 185 38,463
PC Connection, Inc. 136 10,862
Plexus Corp.* 320 76,630
Ralliant Corp. 1,338 82,595
Rogers Corp.* 198 24,863
ScanSource, Inc.* 224 12,788
Vishay Intertechnology, Inc. 1,663 50,605
659,041
Energy Equipment & Services — 2.2%
Archrock, Inc. 2,095 66,034
Atlas Energy Solutions, Inc.,
Class
a
A* 926 12,131
Bristow Group, Inc., Class
a
A 308 13,980
Cactus, Inc., Class
a
A 830 58,366
Helix Energy Solutions Group,
Inc.* 1,638 16,871
Helmerich & Payne, Inc. 1,195 52,078
Innovex International, Inc.* 460 14,108
Kodiak Gas Services, Inc. 1,171 68,820
Liberty Energy, Inc., Class
a
A 1,951 38,454
Noble Corp. plc 1,507 69,066
Oceaneering International, Inc.* 1,193 61,750
Patterson-UTI Energy, Inc. 4,132 52,229
RPC, Inc. 1,068 6,974
Solaris Energy Infrastructure,
Inc., Class
a
A(c) 657 33,356
Tidewater, Inc.* 554 51,588
615,805
Entertainment — 0.6%
Cinemark Holdings, Inc. 1,230 43,801

ULTRA SMALLCAP600 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Madison Square Garden Sports
Corp.* 215 $ 82,717
Sphere Entertainment Co.* 321 43,752
170,270
Financial Services — 1.8%
Enact Holdings, Inc. 334 16,099
EVERTEC, Inc. 737 21,837
HA Sustainable Infrastructure
Capital, Inc. 1,529 60,472
Jackson Financial, Inc., Class
a
A 834 111,281
Merchants Bancorp 352 18,529
NCR Atleos Corp.* 882 40,502
NMI Holdings, Inc., Class
a
A* 909 40,314
Payoneer Global, Inc.* 3,243 23,058
Radian Group, Inc. 1,590 57,017
Remitly Global, Inc.* 2,065 55,218
Sezzle, Inc.(c) 202 24,351
Walker & Dunlop, Inc. 410 16,617
Western Union Co. (The) 3,736 26,750
512,045
Food Products — 1.4%
Cal-Maine Foods, Inc. 533 42,064
Campbell's Co. (The)(c) 2,353 55,719
Conagra Brands, Inc. 5,722 91,667
Del Monte Corp. 393 12,450
Flowers Foods, Inc. 2,533 17,528
Freshpet, Inc.* 587 41,008
J & J Snack Foods Corp. 179 15,784
John B Sanfilippo & Son, Inc. 108 7,959
Lamb Weston Holdings, Inc. 1,651 90,029
Simply Good Foods Co. (The)* 996 11,404
Tootsie Roll Industries, Inc. 242 9,888
395,500
Gas Utilities — 0.4%
Chesapeake Utilities Corp. 288 38,460
MDU Resources Group, Inc. 2,500 49,800
Northwest Natural Holding Co. 503 24,682
112,942
Ground Transportation — 0.8%
ArcBest Corp. 266 36,700
Heartland Express, Inc. 546 6,749
Lyft, Inc., Class
a
A* 4,541 76,743
Marten Transport Ltd. 693 9,993
RXO, Inc.* 1,973 41,926
Schneider National, Inc.,
Class
a
B 594 20,499
Werner Enterprises, Inc. 717 28,092
220,702
Health Care Equipment & Supplies — 2.2%
Artivion, Inc.* 511 13,792
CONMED Corp. 360 17,946
Enovis Corp.* 689 16,943
Glaukos Corp.* 702 126,051
ICU Medical, Inc.* 299 51,712
Investments
Shares Value
Common Stocks (continued)
Inspire Medical Systems, Inc.* 313 $ 19,716
Integer Holdings Corp.* 406 50,852
Integra LifeSciences Holdings
Corp.* 800 13,536
LeMaitre Vascular, Inc. 252 20,231
Merit Medical Systems, Inc.* 713 64,641
Neogen Corp.* 2,603 30,091
Omnicell, Inc.* 544 19,127
QuidelOrtho Corp.* 815 11,760
STAAR Surgical Co.* 595 13,441
Tandem Diabetes Care, Inc.* 820 18,048
Teleflex, Inc. 529 75,144
TransMedics Group, Inc.* 413 35,051
UFP Technologies, Inc.* 92 27,411
625,493
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.* 1,100 30,316
AdaptHealth Corp., Class
a
A* 1,289 7,205
Addus HomeCare Corp.* 219 25,113
Alignment Healthcare, Inc.* 1,978 26,505
AMN Healthcare Services, Inc.* 464 15,906
Astrana Health, Inc.* 508 19,360
Concentra Group Holdings
Parent, Inc. 1,424 48,046
CorVel Corp.* 373 25,692
LifeStance Health Group, Inc.* 2,740 33,866
National HealthCare Corp. 149 32,263
NeoGenomics, Inc.* 1,557 27,886
Pediatrix Medical Group, Inc.* 959 25,154
Privia Health Group, Inc.* 1,416 29,014
Progyny, Inc.* 871 22,289
RadNet, Inc.* 846 64,144
U.S. Physical Therapy, Inc. 182 14,149
446,908
Health Care REITs — 0.3%
LTC Properties, Inc., REIT 612 24,676
Medical Properties Trust, Inc.,
REIT(c) 5,864 23,280
National Health Investors, Inc.,
REIT 580 41,244
89,200
Health Care Technology — 0.2%
Certara, Inc.* 1,395 11,564
HealthStream, Inc. 279 8,105
Schrodinger, Inc.* 682 13,299
Waystar Holding Corp.* 1,376 36,024
68,992
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. 2,626 41,885
DiamondRock Hospitality Co.,
REIT 2,445 30,098
Pebblebrook Hotel Trust, REIT 1,356 24,571
Ryman Hospitality Properties,
Inc., REIT 815 103,309
Sunstone Hotel Investors, Inc.,
REIT 2,227 24,876

AUGUST 31, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Xenia Hotels & Resorts, Inc.,
REIT 1,103 $ 20,681
245,420
Hotels, Restaurants & Leisure — 2.1%
BJ's Restaurants, Inc.* 252 16,025
Brinker International, Inc.* 513 117,220
Caesars Entertainment, Inc.* 2,436 72,349
Cheesecake Factory, Inc. (The) 546 59,782
Cracker Barrel Old Country
Store, Inc.(c) 267 14,749
Life Time Group Holdings, Inc.* 1,837 77,191
Marriott Vacations Worldwide
Corp. 328 34,197
Monarch Casino & Resort, Inc. 144 17,345
Papa John's International, Inc.
(c) 394 9,251
Penn Entertainment, Inc.* 1,519 25,382
Pursuit Attractions and
Hospitality, Inc.* 249 11,952
Red Rock Resorts, Inc., Class
a
A 567 31,843
Rush Street Interactive, Inc.* 1,245 32,071
Sabre Corp.* 4,727 10,258
Shake Shack, Inc., Class
a
A* 483 33,274
Six Flags Entertainment Corp.* 1,223 18,406
United Parks & Resorts, Inc.* 281 11,243
Wendy's Co. (The)(c) 1,891 15,695
608,233
Household Durables — 1.7%
Cavco Industries, Inc.* 93 51,999
Century Communities, Inc. 300 20,265
Champion Homes, Inc.* 661 59,008
Dream Finders Homes, Inc.,
Class
a
A* 332 4,665
Green Brick Partners, Inc.* 361 26,072
Installed Building Products, Inc. 269 65,321
La-Z-Boy, Inc. 489 15,472
LGI Homes, Inc.* 245 13,705
M/I Homes, Inc.* 306 45,536
Meritage Homes Corp. 798 55,405
Mohawk Industries, Inc.* 612 78,489
Newell Brands, Inc. 5,081 31,756
Sonos, Inc.* 1,424 22,214
489,907
Household Products — 0.3%
Central Garden & Pet Co.* 97 4,169
Central Garden & Pet Co.,
Class
a
A* 614 22,847
Energizer Holdings, Inc. 729 15,878
Reynolds Consumer Products,
Inc. 656 15,186
WD-40 Co. 161 34,478
92,558
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
C 1,449 46,006
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 0.5%
Innovative Industrial Properties,
Inc., REIT 344 $ 19,580
LXP Industrial Trust, REIT 705 42,801
Terreno Realty Corp., REIT 1,272 84,219
146,600
Insurance — 1.6%
AMERISAFE, Inc. 223 5,807
Assured Guaranty Ltd. 497 37,126
Employers Holdings, Inc. 218 10,701
F&G Annuities & Life, Inc. 444 10,567
Genworth Financial, Inc.,
Class
a
A* 4,581 45,535
Goosehead Insurance, Inc.,
Class
a
A* 283 19,428
HCI Group, Inc. 126 23,402
Horace Mann Educators Corp. 483 24,580
Kemper Corp. 704 19,839
Lincoln National Corp. 2,035 86,671
Mercury General Corp. 318 32,423
Palomar Holdings, Inc. 317 42,025
Safety Insurance Group, Inc. 176 18,258
SiriusPoint Ltd.* 1,251 30,262
Stewart Information Services
Corp. 364 24,988
Trupanion, Inc.* 407 11,864
United Fire Group, Inc. 264 14,222
457,698
Interactive Media & Services — 0.9%
Cargurus, Inc., Class
a
A* 909 32,415
Match Group, Inc. 2,789 113,373
People, Inc.* 747 28,595
QuinStreet, Inc.* 687 13,355
TripAdvisor, Inc.* 1,391 13,242
Yelp, Inc., Class
a
A* 625 13,969
Ziff Davis, Inc.* 441 24,321
ZoomInfo Technologies, Inc.,
Class
a
A* 3,100 13,144
252,414
IT Services — 0.4%
DXC Technology Co.* 1,955 22,091
EPAM Systems, Inc.* 625 73,644
Everforth, Inc.* 490 15,886
111,621
Leisure Products — 0.3%
Acushnet Holdings Corp. 329 28,423
Callaway Golf Co.* 1,634 25,670
Peloton Interactive, Inc.,
Class
a
A* 4,989 26,741
80,834
Life Sciences Tools & Services — 0.2%
Azenta, Inc.* 490 15,999
BioLife Solutions, Inc.* 474 17,571

ULTRA SMALLCAP600 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Fortrea Holdings, Inc.* 1,132 $ 20,795
54,365
Machinery — 3.0%
Alamo Group, Inc. 130 21,395
Albany International Corp.,
Class
a
A 340 18,846
Astec Industries, Inc. 275 11,701
Atmus Filtration Technologies,
Inc. 977 46,144
Enerpac Tool Group Corp.,
Class
a
A 616 22,989
Enpro, Inc. 253 74,944
ESCO Technologies, Inc. 310 84,639
Federal Signal Corp. 730 85,410
Franklin Electric Co., Inc. 454 45,441
Gates Industrial Corp. Ltd.* 3,036 77,661
Greenbrier Cos., Inc. (The) 370 16,676
JBT Marel Corp. 623 72,810
Kadant, Inc. 141 42,179
Kennametal, Inc. 912 26,758
Lindsay Corp. 125 14,364
Midera Food Processing, Inc.* 497 23,299
Mueller Water Products, Inc.,
Class
a
A 1,871 45,166
Proto Labs, Inc.* 284 22,737
Standex International Corp. 145 42,001
Tennant Co. 204 14,198
Trinity Industries, Inc. 951 27,408
Worthington Enterprises, Inc. 371 21,310
858,076
Marine Transportation — 0.3%
Matson, Inc. 362 81,381
Media — 0.4%
DoubleVerify Holdings, Inc.* 1,524 20,422
John Wiley & Sons, Inc.,
Class
a
A 469 24,571
Scholastic Corp. 195 7,488
Versant Media Group, Inc. 1,687 69,369
121,850
Metals & Mining — 0.8%
Alpha Metallurgical Resources,
Inc.* 128 30,170
Century Aluminum Co.* 674 30,849
Kaiser Aluminum Corp. 193 30,644
Materion Corp. 249 58,784
Metallus, Inc.* 428 8,355
Warrior Met Coal, Inc. 631 68,299
Worthington Steel, Inc. 389 13,401
240,502
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc. 1,000 9,740
Arbor Realty Trust, Inc.(c) 2,300 11,523
ARMOUR Residential REIT, Inc. 1,484 24,071
Blackstone Mortgage Trust,
Inc., Class
a
A 1,868 25,965
Investments
Shares Value
Common Stocks (continued)
Ellington Financial, Inc. 1,500 $ 20,070
Franklin BSP Realty Trust, Inc. 921 7,709
PennyMac Mortgage
Investment Trust 1,043 9,721
Rithm Capital Corp. 6,677 66,970
175,769
Multi-Utilities — 0.2%
Avista Corp. 988 36,714
Unitil Corp. 215 11,511
48,225
Office REITs — 0.5%
Douglas Emmett, Inc., REIT 2,003 23,155
Easterly Government
Properties, Inc., Class
a
A, REIT 527 12,927
Highwoods Properties, Inc.,
REIT 1,319 40,361
JBG SMITH Properties, REIT 697 8,399
SL Green Realty Corp., REIT 850 47,583
132,425
Oil, Gas & Consumable Fuels — 2.5%
California Resources Corp. 934 49,530
Centrus Energy Corp., Class
a
A* 227 38,908
Comstock Resources, Inc.* 948 13,680
Core Natural Resources, Inc. 603 61,687
Crescent Energy Co., Class
a
A 2,922 40,002
CVR Energy, Inc. 361 15,111
Dorian LPG Ltd. 440 22,018
Gulfport Energy Corp.* 174 31,224
International Seaways, Inc. 485 47,840
Kinetik Holdings, Inc., Class
a
A 625 34,269
Magnolia Oil & Gas Corp.,
Class
a
A 2,751 73,864
Northern Oil & Gas, Inc. 1,250 32,513
Par Pacific Holdings, Inc.* 600 47,952
Peabody Energy Corp. 1,457 43,258
REX American Resources
Corp.* 339 13,926
SM Energy Co. 2,724 101,278
Talos Energy, Inc.* 1,477 25,493
World Kinect Corp. 614 21,951
714,504
Paper & Forest Products — 0.0%(b)
Sylvamo Corp. 399 14,332
Passenger Airlines — 0.3%
Allegiant Travel Co.* 268 20,381
JetBlue Airways Corp.* 3,559 16,371
SkyWest, Inc.* 475 44,964
81,716
Personal Care Products — 0.2%
Coty, Inc., Class
a
A* 4,421 12,600
Edgewell Personal Care Co. 552 15,853
Interparfums, Inc. 218 25,600
54,053

AUGUST 31, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals, Inc.* 2,061 $ 36,006
Amphastar Pharmaceuticals,
Inc.* 406 9,147
ANI Pharmaceuticals, Inc.* 218 15,968
Collegium Pharmaceutical, Inc.* 388 9,549
Corcept Therapeutics, Inc.* 1,143 129,559
Harmony Biosciences Holdings,
Inc.* 478 18,824
Indivior Pharmaceuticals, Inc.* 1,458 50,928
Innoviva, Inc.* 839 17,426
Ligand Pharmaceuticals, Inc.* 239 67,900
Liquidia Corp.* 840 57,263
Organon & Co. 3,140 43,206
Pacira BioSciences, Inc.* 471 12,199
Perrigo Co. plc 1,655 24,229
Phibro Animal Health Corp.,
Class
a
A 252 9,510
Prestige Consumer Healthcare,
Inc.* 567 29,359
Supernus Pharmaceuticals,
Inc.* 694 30,682
561,755
Professional Services — 1.6%
Amentum Holdings, Inc.* 1,841 36,801
Concentrix Corp. 518 15,592
First Advantage Corp.* 1,083 22,765
Insperity, Inc. 434 23,154
Korn Ferry 620 53,041
Legalzoom.com, Inc.* 1,334 8,311
ManpowerGroup, Inc. 557 35,063
Mobility Global, Inc. 3,626 73,608
Paycom Software, Inc. 496 118,594
Robert Half, Inc. 1,202 54,499
Upwork, Inc.* 1,477 13,337
Verra Mobility Corp., Class
a
A* 1,817 8,049
462,814
Real Estate Management & Development — 0.3%
AGNT, Inc. 1,119 4,610
Cushman & Wakefield Ltd.* 2,803 37,813
Marcus & Millichap, Inc. 280 8,865
St Joe Co. (The) 474 31,331
82,619
Residential REITs — 0.1%
Centerspace, REIT 201 10,551
NexPoint Residential Trust, Inc.,
REIT 262 6,212
16,763
Retail REITs — 1.3%
Acadia Realty Trust, REIT 1,597 32,691
Curbline Properties Corp., REIT 1,161 34,633
Getty Realty Corp., REIT 665 21,559
InvenTrust Properties Corp.,
REIT 932 30,113
Macerich Co. (The), REIT 3,390 80,072
Investments
Shares Value
Common Stocks (continued)
NETSTREIT Corp., REIT(c) 1,163 $ 23,679
Phillips Edison & Co., Inc., REIT 1,507 58,245
Saul Centers, Inc., REIT 149 4,859
Tanger, Inc., REIT 1,374 51,813
Urban Edge Properties, REIT 1,507 31,888
369,552
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class
a
A* 682 49,663
Alpha & Omega Semiconductor
Ltd.* 297 7,324
Axcelis Technologies, Inc.* 367 42,326
Cohu, Inc.* 564 26,000
Diodes, Inc.* 549 49,849
Enphase Energy, Inc.* 1,576 57,398
FormFactor, Inc.* 932 93,769
Ichor Holdings Ltd.* 415 22,232
Impinj, Inc.* 324 56,480
Kulicke & Soffa Industries, Inc. 626 50,118
MaxLinear, Inc., Class
a
A* 1,007 60,329
PDF Solutions, Inc.* 450 20,016
Penguin Solutions, Inc.* 553 27,141
Photronics, Inc.* 705 19,839
Power Integrations, Inc. 666 34,219
Qorvo, Inc.* 958 92,045
SolarEdge Technologies, Inc.* 727 23,409
Ultra Clean Holdings, Inc.* 536 36,357
Veeco Instruments, Inc.* 730 32,339
800,853
Software — 2.8%
A10 Networks, Inc. 862 21,886
ACI Worldwide, Inc.* 1,216 64,788
Adeia, Inc. 1,319 33,278
Agilysys, Inc.* 305 35,505
Alarm.com Holdings, Inc.* 591 34,018
Blackbaud, Inc.* 423 20,329
BlackLine, Inc.* 589 19,567
Box, Inc., Class
a
A* 1,656 59,252
Cleanspark, Inc.* 3,069 35,662
Clear Secure, Inc., Class
a
A 1,095 48,344
Five9, Inc.* 912 31,519
Life360, Inc.* 969 41,531
LiveRamp Holdings, Inc.* 755 28,479
MARA Holdings, Inc.* 4,559 49,100
N-able, Inc.* 901 3,586
NCR Voyix Corp.* 1,648 13,810
Progress Software Corp.* 503 23,274
Q2 Holdings, Inc.* 749 48,715
RingCentral, Inc., Class
a
A 886 61,683
Sprinklr, Inc., Class
a
A* 1,350 11,084
SPS Commerce, Inc.* 439 37,491
Tenable Holdings, Inc.* 1,318 50,282
Teradata Corp.* 1,126 32,654
805,837
Specialized REITs — 0.5%
Four Corners Property Trust,
Inc., REIT 1,313 32,667
Millrose Properties, Inc., REIT 1,845 56,125

ULTRA SMALLCAP600 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Outfront Media, Inc., REIT 1,832 $ 53,824
Safehold, Inc., REIT 548 8,297
150,913
Specialty Retail — 2.2%
Academy Sports & Outdoors,
Inc. 771 33,122
Advance Auto Parts, Inc. 721 30,412
American Eagle Outfitters, Inc. 1,863 30,982
Asbury Automotive Group, Inc.* 223 47,142
Boot Barn Holdings, Inc.* 363 54,679
Buckle, Inc. (The) 365 15,549
CarMax, Inc.* 1,697 104,077
Group 1 Automotive, Inc. 141 38,005
MarineMax, Inc.* 232 12,106
National Vision Holdings, Inc.* 958 16,363
Sally Beauty Holdings, Inc.* 1,141 18,689
Signet Jewelers Ltd. 479 39,412
Sonic Automotive, Inc., Class
a
A 157 12,348
Upbound Group, Inc. 627 11,474
Urban Outfitters, Inc.* 614 49,544
Victoria's Secret & Co.* 950 81,139
Warby Parker, Inc., Class
a
A* 1,204 29,618
Winmark Corp. 36 11,978
636,639
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 563 6,840
Diebold Nixdorf, Inc.* 414 28,086
34,926
Textiles, Apparel & Luxury Goods — 0.5%
Carter's, Inc. 441 14,284
G-III Apparel Group Ltd. 444 14,470
Kontoor Brands, Inc. 608 45,849
Steven Madden Ltd. 874 37,739
Under Armour, Inc., Class
a
A(c) 2,258 11,380
Under Armour, Inc., Class
a
C* 1,429 7,045
Wolverine World Wide, Inc. 980 19,336
150,103
Tobacco — 0.0%(b)
Universal Corp. 298 13,559
Trading Companies & Distributors — 0.5%
Boise Cascade Co. 421 32,842
DNOW, Inc.* 2,183 34,993
DXP Enterprises, Inc.* 150 28,160
Rush Enterprises, Inc., Class
a
A 730 56,086
152,081
Water Utilities — 0.4%
American States Water Co. 469 41,877
California Water Service Group 716 35,779
H2O America(c) 471 29,847
Middlesex Water Co. 223 12,934
120,437
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems,
Inc. 1,157 $ 38,968
Total Common Stocks
(Cost $18,976,402)
21,394,771
Securities Lending Reinvestments (d) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (e)
(Cost $181,277) 181,277 181,277
Principal
Amount
Short-Term Investments — 8 .4%
Repurchase Agreements (f) — 8 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,418,721
(Cost $2,418,478) $ 2,418,478
2,418,478
Total Investments — 83.8%
(Cost $21,576,157) 23,994,526
Other assets less liabilities — 16.2% 4,641,501
Net Assets — 100.0% $ 28,636,027
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $197,161, collateralized in the form of cash with a value of $181,277 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $21,296 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.25%, and maturity dates ranging from February
28, 2027 – August 15, 2053. The total value of collateral is
$202,573.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $181,277.
(e) Rate shown is the 7-day yield as of August 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
8,978,650 1/12/2027 Bank of America NA 4.48% S&P SmallCap 600
®
1,674,855
8,550,259 11/4/2027 Citibank NA 4.18% S&P SmallCap 600
®
980,469
7,175,546 3/3/2028 Societe Generale 4.63% S&P SmallCap 600
®
673,883
11,169,763 11/6/2026 UBS AG 4.33% S&P SmallCap 600
®
307,493
35,874,218 3,636,700
Total Unrealized
Appreciation
3,636,700
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA TECHNOLOGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Shares Value
Common Stocks (a) — 58 .3%
Communications Equipment — 3.3%
Arista Networks, Inc.* 49,815 $ 9,748,297
Ciena Corp.* 6,821 2,611,079
Cisco Systems, Inc. 190,568 21,055,858
F5, Inc.* 2,723 1,108,615
Lumentum Holdings, Inc.* 3,753 3,433,094
Motorola Solutions, Inc. 8,008 3,886,283
41,843,226
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class
a
A 59,353 9,410,418
CDW Corp. 6,164 934,339
Coherent Corp.* 9,438 2,622,160
Corning, Inc. 37,749 5,614,409
Flex Ltd.* 17,737 1,937,767
Jabil, Inc. 5,090 1,553,773
Keysight Technologies, Inc.* 8,275 2,670,343
TE Connectivity plc 14,083 2,890,536
Teledyne Technologies, Inc.* 2,237 1,371,169
Zebra Technologies Corp.,
Class
a
A* 2,297 812,104
29,817,018
IT Services — 1.6%
Accenture plc, Class
a
A 29,622 5,621,071
Akamai Technologies, Inc.* 7,013 761,752
Cognizant Technology Solutions
Corp., Class
a
A 22,864 1,476,557
Gartner, Inc.* 3,232 640,291
GoDaddy, Inc., Class
a
A* 6,387 625,160
International Business
Machines Corp. 45,363 10,609,045
VeriSign, Inc. 3,951 1,138,994
20,872,870
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.* 61,406 28,905,032
Analog Devices, Inc. 23,555 8,530,208
Applied Materials, Inc. 38,289 17,551,295
Broadcom, Inc. 93,556 34,647,529
First Solar, Inc.* 5,183 1,046,448
Intel Corp.* 238,296 21,329,875
KLA Corp. 63,027 11,058,087
Lam Research Corp. 60,327 18,187,987
Marvell Technology, Inc. 42,242 8,940,942
Microchip Technology, Inc. 26,107 1,917,559
Micron Technology, Inc. 30,677 29,410,960
Monolithic Power Systems, Inc. 2,369 3,003,347
NVIDIA Corp. 478,521 105,647,866
NXP Semiconductors NV 12,183 2,736,789
ON Semiconductor Corp.* 18,910 1,401,042
Qnity Electronics, Inc. 10,100 1,206,243
QUALCOMM, Inc. 50,851 8,669,079
Skyworks Solutions, Inc. 7,257 486,292
Teradyne, Inc. 7,551 2,641,566
Texas Instruments, Inc. 43,909 11,456,297
318,774,443
Investments
Shares Value
Common Stocks (a) (continued)
Software — 15.1%
Adobe, Inc.* 19,506 $ 5,711,162
Autodesk, Inc.* 10,187 2,633,645
Cadence Design Systems, Inc.* 13,308 4,508,484
Crowdstrike Holdings, Inc.,
Class
a
A* 49,113 11,345,103
Datadog, Inc., Class
a
A* 15,960 3,783,159
Fair Isaac Corp.* 1,119 1,283,728
Fortinet, Inc.* 30,057 5,137,643
Gen Digital, Inc. 26,591 824,321
Intuit, Inc. 13,344 4,794,499
Microsoft Corp. 146,790 74,465,099
Oracle Corp. 81,866 12,207,858
Palantir Technologies, Inc.,
Class
a
A* 110,779 20,646,990
Palo Alto Networks, Inc.* 39,126 14,951,218
PTC, Inc.* 5,573 867,939
Roper Technologies, Inc. 4,870 2,067,997
Salesforce, Inc. 39,481 10,167,937
ServiceNow, Inc.* 49,774 7,366,054
Synopsys, Inc.* 9,240 4,061,812
Trimble, Inc.* 11,247 674,145
Tyler Technologies, Inc.* 2,038 758,584
Workday, Inc., Class
a
A* 9,826 1,940,144
190,197,521
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc. 290,219 91,955,890
Dell Technologies, Inc., Class
a
C 13,958 6,364,988
Hewlett Packard Enterprise Co. 64,017 3,344,248
HP, Inc. 44,169 1,325,953
NetApp, Inc. 9,521 1,764,146
Sandisk Corp.* 7,145 11,194,072
Seagate Technology Holdings
plc 10,817 8,960,586
Super Micro Computer, Inc.* 27,151 1,012,189
Western Digital Corp. 16,632 7,493,548
133,415,620
Total Common Stocks
(Cost $520,153,888)
734,920,698
Exchange Traded Funds (a) — 2 .9%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $37,018,300) 370,000 37,044,400
Principal
Amount
Short-Term Investments — 6 .0%
Repurchase Agreements (d) — 0 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $6,005,511
(Cost $6,004,913) $ 6,004,913
6,004,913

AUGUST 31, 2026 (Unaudited) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 5 .5%
U.S. Treasury Bills (e)
3.65%, 9/3/2026 $ 20,000,000 $ 19,996,006
3.71%, 9/17/2026 5,000,000 4,991,924
3.72%, 9/24/2026 10,000,000 9,976,712
3.70%, 9/29/2026 7,000,000 6,979,875
3.72%, 10/1/2026 7,000,000 6,978,538
3.77%, 11/10/2026 5,000,000 4,963,828
3.82%, 12/24/2026 16,000,000 15,807,669
Total U.S. Treasury Obligations
(Cost $69,695,154) 69,694,552
Total Short-Term Investments
(Cost $75,700,067) 75,699,465
Total Investments — 67.2%
(Cost $632,872,255) 847,664,563
Other assets less liabilities — 32.8% 414,271,681
Net Assets — 100.0% $ 1,261,936,244
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $153,268,921.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 40,048,000 – (3,001,138) (1,562) (900) 37,044,400 370,000 354,682

ULTRA TECHNOLOGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
229,872,696 4/15/2027 Bank of America NA 4.76%
S&P Technology Select Sector
Index
c
60,621,452
349,570,143 11/15/2027 Barclays Bank PLC 4.73%
S&P Technology Select Sector
Index
c
81,941,427
332,038,338 11/15/2027 BNP Paribas 4.83%
S&P Technology Select Sector
Index
c
77,384,987
239,162,188 4/15/2027 Citibank NA 4.68%
S&P Technology Select Sector
Index
c
69,473,421
23,807,372 11/15/2027 Goldman Sachs International 4.38%
S&P Technology Select Sector
Index
c
(8,338,644)
221,682,930 3/15/2028 J.P. Morgan Securities, LLC 4.68%
S&P Technology Select Sector
Index
c
16,409,351
218,605,199 3/8/2027 Societe Generale 4.93%
S&P Technology Select Sector
Index
c
30,966,385
173,174,893 4/15/2027 UBS AG 4.68%
S&P Technology Select Sector
Index
c
78,881,136
1,787,913,759 407,339,515
Total Unrealized
Appreciation
415,678,159
Total Unrealized
Depreciation
(8,338,644)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments
Shares Value
Common Stocks (a) — 71 .4%
Electric Utilities — 46.6%
Alliant Energy Corp. 1,984 $ 134,872
American Electric Power Co.,
Inc. 4,175 511,145
Constellation Energy Corp. 2,456 674,835
Duke Energy Corp. 5,985 717,661
Edison International 2,955 159,511
Entergy Corp. 3,517 373,892
Evergy, Inc. 1,773 143,648
Eversource Energy 2,884 202,284
Exelon Corp. 7,853 343,333
FirstEnergy Corp. 3,994 183,165
NextEra Energy, Inc. 16,015 1,318,675
NRG Energy, Inc. 1,621 178,505
PG&E Corp. 16,905 224,329
Pinnacle West Capital Corp. 932 91,001
PPL Corp. 5,778 197,203
Southern Co. (The) 8,652 761,376
Xcel Energy, Inc. 4,792 362,707
6,578,142
Gas Utilities — 1.5%
Atmos Energy Corp. 1,280 212,646
Independent Power and Renewable Electricity Producers — 3.0%
AES Corp. (The) 5,473 80,672
Vistra Corp. 2,432 334,084
414,756
Multi-Utilities — 18.8%
Ameren Corp. 2,126 225,377
CenterPoint Energy, Inc. 5,022 198,871
CMS Energy Corp. 2,367 161,098
Consolidated Edison, Inc. 2,834 303,295
Dominion Energy, Inc. 6,751 445,633
DTE Energy Co. 1,594 216,194
NiSource, Inc. 3,681 150,627
Public Service Enterprise
Group, Inc. 3,827 280,634
Sempra 5,017 409,889
WEC Energy Group, Inc. 2,503 265,744
2,657,362
Water Utilities — 1.5%
American Water Works Co., Inc. 1,495 206,654
Total Common Stocks
(Cost $10,952,183)
10,069,560
Investments
Principal
Amount Value
Short-Term Investments — 17 .8%
Repurchase Agreements (b) — 17 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,514,271
(Cost $2,514,019) $ 2,514,019
$ 2,514,019
Total Investments — 89.2%
(Cost $13,466,202) 12,583,579
Other assets less liabilities — 10.8% 1,524,733
Net Assets — 100.0% $ 14,108,312
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,459,724.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA UTILITIES :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
2,139,590 2/15/2028 Bank of America NA 4.68%
S&P Utilities Select Sector
Index
c
(124,004)
7,310,691 11/16/2027 Citibank NA 4.53%
S&P Utilities Select Sector
Index
c
(616,816)
1,749,800 2/15/2028 Goldman Sachs International 4.38%
S&P Utilities Select Sector
Index
c
(103,814)
3,641,729 2/15/2028 Societe Generale 4.68%
S&P Utilities Select Sector
Index
c
(104,444)
3,283,428 2/15/2028 UBS AG 4.68%
S&P Utilities Select Sector
Index
c
(142,016)
18,125,238 (1,091,094)
Total Unrealized
Depreciation
(1,091,094)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Shares Value
Common Stocks — 47 .9%
Aerospace & Defense — 1.1%
Boeing Co. (The)* 46,452 $ 9,651,797
Banks — 1.9%
JPMorgan Chase & Co. 46,452 16,537,841
Beverages — 0.5%
Coca-Cola Co. (The) 46,452 4,118,899
Biotechnology — 2.3%
Amgen, Inc. 46,452 19,968,786
Broadline Retail — 1.4%
Amazon.com, Inc.* 46,452 12,066,836
Capital Markets — 5.5%
Goldman Sachs Group, Inc.
(The) 46,452 47,655,107
Chemicals — 1.8%
Sherwin-Williams Co. (The) 46,452 15,738,402
Communications Equipment — 0.6%
Cisco Systems, Inc. 46,451 5,132,371
Consumer Finance — 1.8%
American Express Co. 46,452 15,337,057
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc. 46,451 4,871,316
Entertainment — 0.6%
Walt Disney Co. (The) 46,451 4,995,805
Financial Services — 2.0%
Visa, Inc., Class
a
A 46,452 17,622,495
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc. 46,452 18,088,873
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 46,452 12,241,960
Household Products — 0.8%
Procter & Gamble Co. (The) 46,451 6,740,969
Industrial Conglomerates — 2.1%
3M Co. 46,451 7,981,675
Honeywell International, Inc. 46,452 9,918,896
17,900,571
Insurance — 1.9%
Travelers Cos., Inc. (The) 46,452 16,998,180
Interactive Media & Services — 1.8%
Alphabet, Inc., Class
a
A 46,452 15,763,486
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.2%
International Business
Machines Corp. 46,452 $ 10,863,729
Machinery — 4.3%
Caterpillar, Inc. 46,452 37,044,077
Oil, Gas & Consumable Fuels — 1.1%
Chevron Corp. 46,451 9,575,409
Pharmaceuticals — 2.2%
Johnson & Johnson 46,452 12,349,264
Merck & Co., Inc. 46,451 6,863,600
19,212,864
Semiconductors & Semiconductor Equipment — 1.2%
NVIDIA Corp. 46,451 10,255,452
Software — 4.1%
Microsoft Corp. 46,452 23,564,635
Salesforce, Inc. 46,451 11,962,991
35,527,626
Specialty Retail — 1.7%
Home Depot, Inc. (The) 46,452 15,228,359
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc. 46,449 14,717,366
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class
a
B 46,451 1,814,376
Total Common Stocks
(Cost $437,951,542)
415,670,009
Exchange Traded Funds (a) — 20 .2%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $175,105,500) 1,750,000 175,210,000
Principal
Amount
Short-Term Investments — 12 .0%
Repurchase Agreements (d) — 4 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $39,546,067
(Cost $39,542,121) $ 39,542,121
39,542,121

ULTRAPRO DOW30
~
SM
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 7 .4%
U.S. Treasury Bills (e)
3.66%, 9/3/2026 $ 35,000,000 $ 34,993,010
3.66%, 9/22/2026 5,000,000 4,989,375
3.72%, 9/24/2026 25,000,000 24,941,781
Total U.S. Treasury Obligations
(Cost $64,923,602) 64,924,166
Total Short-Term Investments
(Cost $104,465,723) 104,466,287
Total Investments — 80.1%
(Cost $717,522,765) 695,346,296
Other assets less liabilities — 19.9% 172,773,901
Net Assets — 100.0% $ 868,120,197
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $116,171,988.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 150,180,000 25,032,500 – – (2,500) 175,210,000 1,750,000 1,393,619
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 445 9/18/2026 U.S. Dollar $ 118,459,000 $ 3,559,556

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
346,027,466 3/8/2027 Bank of America NA 4.73%
Dow Jones Industrial
Average
SM
25,464,795
391,288,666 11/4/2027 Barclays Bank PLC 4.83%
Dow Jones Industrial
Average
SM
29,978,890
341,878,965 4/6/2027 BNP Paribas 4.83%
Dow Jones Industrial
Average
SM
37,948,684
368,152,800 1/12/2027 Citibank NA 4.58%
Dow Jones Industrial
Average
SM
21,678,763
360,600,402 3/8/2027 Societe Generale 4.68%
Dow Jones Industrial
Average
SM
23,349,744
262,738,346 4/6/2027 UBS AG 4.68%
Dow Jones Industrial
Average
SM
24,015,655
2,070,686,645 162,436,531
Total Unrealized
Appreciation
162,436,531
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks — 60 .4%
Aerospace & Defense — 2.4%
AeroVironment, Inc.* 165 $ 24,478
ATI, Inc.* 696 142,123
BWX Technologies, Inc. 468 71,272
Carpenter Technology Corp. 254 121,011
Curtiss-Wright Corp. 187 108,933
Hexcel Corp. 383 35,493
Kratos Defense & Security
Solutions, Inc.* 956 48,737
Moog, Inc., Class
a
A 145 53,867
StandardAero, Inc.* 968 23,706
Woodward, Inc. 304 103,305
732,925
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 590 28,161
Automobile Components — 0.6%
Autoliv, Inc. 351 42,545
BorgWarner, Inc. 1,046 67,111
Gentex Corp. 1,089 24,361
Lear Corp. 256 31,997
Visteon Corp. 135 13,746
179,760
Automobiles — 0.1%
Harley-Davidson, Inc. 535 14,766
Thor Industries, Inc. 270 20,520
35,286
Banks — 3.4%
Associated Banc-Corp. 836 25,590
Bank OZK 525 25,767
Columbia Banking System, Inc. 1,478 43,808
Commerce Bancshares, Inc. 690 39,820
Cullen/Frost Bankers, Inc. 322 51,800
East West Bancorp, Inc. 699 88,675
First Financial Bankshares, Inc. 666 22,131
First Horizon Corp. 2,426 59,000
Flagstar Bank NA 1,533 20,404
FNB Corp. 1,816 33,106
Glacier Bancorp, Inc. 657 30,426
Hancock Whitney Corp. 415 30,913
Home BancShares, Inc. 955 28,134
International Bancshares Corp. 278 19,504
Old National Bancorp 1,758 44,970
Pinnacle Financial Partners, Inc. 768 76,777
Prosperity Bancshares, Inc. 601 43,008
Southstate Bank Corp. 498 52,235
Texas Capital Bancshares, Inc. 225 21,866
UMB Financial Corp. 366 51,837
United Bankshares, Inc. 702 33,085
Valley National Bancorp 2,433 33,186
Western Alliance Bancorp 524 40,940
Wintrust Financial Corp. 343 51,573
Zions Bancorp NA 750 50,018
1,018,573
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.3%
Boston Beer Co., Inc. (The),
Class
a
A* 37 $ 6,579
Celsius Holdings, Inc.* 809 25,443
Coca-Cola Consolidated, Inc. 288 56,324
88,346
Biotechnology — 2.1%
Arrowhead Pharmaceuticals,
Inc.* 720 59,321
BioMarin Pharmaceutical, Inc.* 988 64,447
Cytokinetics, Inc.* 691 48,999
Exelixis, Inc.* 1,284 70,158
Halozyme Therapeutics, Inc.* 605 64,426
Krystal Biotech, Inc.* 133 47,795
Neurocrine Biosciences, Inc.* 514 79,171
Roivant Sciences Ltd.* 2,304 79,811
United Therapeutics Corp.* 218 111,263
625,391
Broadline Retail — 0.2%
Macy's, Inc. 1,349 29,624
Ollie's Bargain Outlet Holdings,
Inc.* 310 23,380
53,004
Building Products — 1.1%
AAON, Inc. 346 26,286
Advanced Drainage Systems,
Inc. 367 49,813
Carlisle Cos., Inc. 206 71,395
Fortune Brands Innovations,
Inc. 609 26,997
Louisiana-Pacific Corp. 327 23,057
Owens Corning 412 56,918
Simpson Manufacturing Co.,
Inc. 211 38,531
Trex Co., Inc.* 532 24,248
UFP Industries, Inc. 287 24,257
341,502
Capital Markets — 1.4%
Affiliated Managers Group, Inc. 134 49,337
Carlyle Group, Inc. (The) 1,323 64,020
Evercore, Inc., Class
a
A 197 56,427
Federated Hermes, Inc.,
Class
a
B 371 23,614
Hamilton Lane, Inc., Class
a
A 210 22,852
Houlihan Lokey, Inc., Class
a
A 278 37,055
Jefferies Financial Group, Inc. 837 44,060
Morningstar, Inc. 113 24,740
SEI Investments Co. 467 51,828
Stifel Financial Corp. 785 63,412
437,345
Chemicals — 1.0%
Ashland, Inc. 232 17,013
Avient Corp. 469 20,664
Axalta Coating Systems Ltd.* 1,095 39,880

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Cabot Corp. 264 $ 21,835
NewMarket Corp. 38 34,113
Olin Corp. 583 10,144
RPM International, Inc. 651 67,769
Scotts Miracle-Gro Co. (The) 231 13,814
Solstice Advanced Materials,
Inc. 811 51,409
Westlake Corp. 172 12,912
289,553
Commercial Services & Supplies — 0.9%
Brink's Co. (The) 211 22,984
Clean Harbors, Inc.* 254 80,074
MSA Safety, Inc. 184 34,366
RB Global, Inc. 950 80,351
Tetra Tech, Inc. 1,325 47,885
265,660
Communications Equipment — 0.1%
Viavi Solutions, Inc.* 1,197 43,439
Construction & Engineering — 1.4%
AECOM 655 44,167
API Group Corp.* 1,967 77,205
Dycom Industries, Inc.* 153 44,555
Fluor Corp.* 713 38,865
IES Holdings, Inc.* 88 26,664
MasTec, Inc.* 315 75,531
Sterling Infrastructure, Inc.* 157 73,801
Valmont Industries, Inc. 99 46,496
427,284
Construction Materials — 0.2%
Eagle Materials, Inc. 161 31,276
Knife River Corp.* 289 18,120
49,396
Consumer Finance — 0.4%
Ally Financial, Inc. 1,424 60,107
FirstCash Holdings, Inc. 196 42,036
SLM Corp. 962 24,983
127,126
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class
a
A 1,817 22,440
BJ's Wholesale Club Holdings,
Inc.* 651 59,013
Maplebear, Inc.* 842 42,538
Performance Food Group Co.* 801 79,435
Sprouts Farmers Market, Inc.* 482 39,543
US Foods Holding Corp.* 1,125 117,945
360,914
Containers & Packaging — 0.6%
AptarGroup, Inc. 328 43,171
Crown Holdings, Inc. 565 65,760
Graphic Packaging Holding Co. 1,509 16,901
Greif, Inc., Class
a
A 128 10,592
Silgan Holdings, Inc. 447 18,569
Investments
Shares Value
Common Stocks (continued)
Sonoco Products Co. 504 $ 27,796
182,789
Diversified Consumer Services — 0.5%
Duolingo, Inc., Class
a
A* 205 30,414
Graham Holdings Co., Class
a
B 18 20,320
Grand Canyon Education, Inc.* 133 19,701
H&R Block, Inc. 646 33,366
Service Corp. International 704 57,475
161,276
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,139 79,684
Electric Utilities — 0.5%
IDACORP, Inc. 282 38,397
OGE Energy Corp. 1,053 48,048
Portland General Electric Co. 590 28,827
TXNM Energy, Inc. 509 29,324
144,596
Electrical Equipment — 1.3%
Acuity, Inc. 154 51,096
EnerSys 187 34,382
Nextpower, Inc., Class
a
A* 758 62,179
nVent Electric plc 827 124,670
Regal Rexnord Corp. 339 53,715
Sensata Technologies Holding
plc 741 30,403
Vicor Corp.* 121 22,709
379,154
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries,
Inc. 193 53,434
Arrow Electronics, Inc.* 262 53,561
Avnet, Inc. 420 37,615
Belden, Inc. 198 22,663
Cognex Corp. 849 51,755
Crane NXT Co. 253 12,372
Fabrinet* 181 74,740
IPG Photonics Corp.* 128 9,738
Littelfuse, Inc. 127 52,347
Novanta, Inc.* 180 26,320
Sanmina Corp.* 275 54,098
TD SYNNEX Corp. 384 97,094
TTM Technologies, Inc.* 532 63,266
Vontier Corp. 719 23,159
632,162
Energy Equipment & Services — 0.9%
NOV, Inc. 1,833 39,025
TechnipFMC plc 2,036 159,113
Valaris Ltd.* 331 28,589
Weatherford International plc 368 35,979
262,706
Entertainment — 0.4%
Roku, Inc., Class
a
A* 671 105,300

ULTRAPRO MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Warner Music Group Corp.,
Class
a
A 746 $ 21,045
126,345
Financial Services — 1.2%
Corebridge Financial, Inc. 1,237 40,252
Equitable Holdings, Inc. 1,438 72,087
Essent Group Ltd. 472 31,888
Euronet Worldwide, Inc.* 179 12,442
MGIC Investment Corp. 1,081 33,133
Shift4 Payments, Inc., Class
a
A* 299 12,642
Toast, Inc., Class
a
A* 2,398 81,748
Voya Financial, Inc. 463 46,911
WEX, Inc.* 179 34,114
365,217
Food Products — 0.4%
Darling Ingredients, Inc.* 812 53,811
Ingredion, Inc. 324 33,521
Marzetti Co. (The) 104 11,716
Pilgrim's Pride Corp.* 220 6,904
Post Holdings, Inc.* 203 16,922
122,874
Gas Utilities — 0.6%
National Fuel Gas Co. 488 40,533
New Jersey Resources Corp. 516 27,523
ONE Gas, Inc. 322 25,525
Southwest Gas Holdings, Inc. 331 29,237
Spire, Inc. 302 24,716
UGI Corp. 1,097 42,180
189,714
Ground Transportation — 1.0%
Avis Budget Group, Inc.* 85 12,537
Knight-Swift Transportation
Holdings, Inc., Class
a
A 831 56,932
Landstar System, Inc. 175 31,610
Ryder System, Inc. 197 48,159
Saia, Inc.* 135 47,942
XPO, Inc.* 599 116,200
313,380
Health Care Equipment & Supplies — 0.7%
DENTSPLY SIRONA, Inc. 1,023 11,427
Envista Holdings Corp.* 832 22,580
Globus Medical, Inc., Class
a
A* 580 47,195
Haemonetics Corp.* 236 24,325
Lantheus Holdings, Inc.* 331 33,418
LivaNova plc* 282 22,506
Penumbra, Inc.* 200 64,620
226,071
Health Care Providers & Services — 1.5%
BrightSpring Health Services,
Inc.* 807 47,129
Chemed Corp. 69 35,791
Encompass Health Corp. 506 60,826
Ensign Group, Inc. (The) 295 50,817
Investments
Shares Value
Common Stocks (continued)
HealthEquity, Inc.* 433 $ 41,802
Hims & Hers Health, Inc.* 1,083 32,035
Molina Healthcare, Inc.* 267 53,072
Option Care Health, Inc.* 801 18,783
Tenet Healthcare Corp.* 439 116,734
456,989
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 985 54,382
CareTrust REIT, Inc. 1,205 46,935
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 1,769 33,682
Omega Healthcare Investors,
Inc., REIT 1,520 69,494
Sabra Health Care REIT, Inc. 1,289 26,282
230,775
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 685 18,296
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,029 15,744
Hotels, Restaurants & Leisure — 1.4%
Aramark 1,345 75,737
Boyd Gaming Corp. 282 21,880
Cava Group, Inc.* 512 33,664
Choice Hotels International, Inc. 104 10,749
Churchill Downs, Inc. 337 29,481
Dutch Bros, Inc., Class
a
A* 650 31,759
Hilton Grand Vacations, Inc.* 307 13,020
Hyatt Hotels Corp., Class
a
A 210 35,064
Planet Fitness, Inc., Class
a
A* 404 20,846
Texas Roadhouse, Inc., Class
a
A 334 65,330
Travel + Leisure Co. 319 21,935
Vail Resorts, Inc.(a) 180 24,644
Wingstop, Inc. 138 15,108
Wyndham Hotels & Resorts,
Inc. 384 28,286
427,503
Household Durables — 0.8%
KB Home 322 17,162
SharkNinja, Inc.* 362 69,681
Somnigroup International, Inc. 1,176 76,146
Toll Brothers, Inc. 486 69,717
Whirlpool Corp. 333 13,600
246,306
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc. 314 32,028
Talen Energy Corp.* 230 68,025
100,053
Industrial REITs — 0.6%
EastGroup Properties, Inc.,
REIT 275 54,862

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
First Industrial Realty Trust, Inc.,
REIT 678 $ 41,955
Rexford Industrial Realty, Inc.,
REIT 1,145 42,411
STAG Industrial, Inc., REIT 977 36,393
175,621
Insurance — 2.2%
American Financial Group, Inc. 351 50,035
Brighthouse Financial, Inc.* 291 15,429
CNO Financial Group, Inc. 478 26,190
Fidelity National Financial, Inc. 1,293 60,060
First American Financial Corp. 521 38,512
Hanover Insurance Group, Inc.
(The) 181 40,926
Kinsale Capital Group, Inc. 113 42,251
Old Republic International
Corp. 1,146 47,822
Primerica, Inc. 160 46,024
Reinsurance Group of America,
Inc. 333 81,931
RenaissanceRe Holdings Ltd. 219 71,753
RLI Corp. 470 29,831
Ryan Specialty Holdings, Inc.,
Class
a
A 583 24,591
Selective Insurance Group, Inc. 306 27,935
Unum Group 750 69,915
673,205
Interactive Media & Services — 0.2%
Pinterest, Inc., Class
a
A* 2,461 53,428
IT Services — 1.3%
DigitalOcean Holdings, Inc.* 416 46,047
Kyndryl Holdings, Inc.* 1,149 15,454
Okta, Inc., Class
a
A* 856 148,122
Twilio, Inc., Class
a
A* 776 182,849
392,472
Leisure Products — 0.3%
Brunswick Corp. 334 25,351
Mattel, Inc.* 1,484 22,186
Polaris, Inc. 277 17,877
YETI Holdings, Inc.* 385 15,804
81,218
Life Sciences Tools & Services — 1.4%
Avantor, Inc.* 3,489 50,730
Bio-Rad Laboratories, Inc.,
Class
a
A* 91 35,137
Bruker Corp. 568 32,950
Illumina, Inc.* 774 165,349
Medpace Holdings, Inc.* 116 68,903
Repligen Corp.* 272 49,226
Sotera Health Co.* 1,353 25,572
427,867
Machinery — 3.3%
AGCO Corp. 307 36,321
Investments
Shares Value
Common Stocks (continued)
Allison Transmission Holdings,
Inc. 425 $ 53,427
CNH Industrial NV 4,496 53,188
Crane Co. 251 51,472
Donaldson Co., Inc. 590 53,625
Esab Corp. 291 21,936
Flowserve Corp. 652 51,567
Graco, Inc. 847 65,583
ITT, Inc. 456 91,332
Lincoln Electric Holdings, Inc. 281 79,026
Middleby Corp. (The)* 213 23,609
Mueller Industries, Inc. 1,130 70,523
Oshkosh Corp. 319 49,161
RBC Bearings, Inc.* 161 79,576
SPX Technologies, Inc.* 256 50,368
Terex Corp. 584 37,090
Timken Co. (The) 325 39,146
Toro Co. (The) 494 48,318
Watts Water Technologies, Inc.,
Class
a
A 140 51,205
1,006,473
Marine Transportation — 0.1%
Kirby Corp.* 274 38,870
Media — 0.4%
New York Times Co. (The),
Class
a
A 823 55,363
Nexstar Media Group, Inc.,
Class
a
A 146 26,591
Sirius XM Holdings, Inc. 963 27,128
109,082
Metals & Mining — 1.9%
Alcoa Corp. 1,350 67,433
Cleveland-Cliffs, Inc.* 2,913 33,645
Coeur Mining, Inc. 5,285 109,822
Commercial Metals Co. 567 38,255
Hecla Mining Co. 3,426 68,075
MP Materials Corp.* 689 37,723
Reliance, Inc. 261 100,237
Royal Gold, Inc. 417 109,033
564,223
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 3,743 85,790
Starwood Property Trust, Inc. 1,779 27,930
113,720
Multi-Utilities — 0.2%
Black Hills Corp. 387 27,740
Northwestern Energy Group,
Inc. 314 21,716
49,456
Office REITs — 0.3%
COPT Defense Properties, REIT 577 20,772
Cousins Properties, Inc., REIT 842 24,410

ULTRAPRO MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Kilroy Realty Corp., REIT 546 $ 19,820
Vornado Realty Trust, REIT 806 30,128
95,130
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp. 1,699 38,092
Antero Resources Corp.* 1,505 57,912
Chord Energy Corp. 286 42,073
CNX Resources Corp.* 723 26,303
DT Midstream, Inc. 522 68,392
HF Sinclair Corp. 784 79,662
Matador Resources Co. 595 34,516
Murphy Oil Corp. 690 25,130
Ovintiv, Inc. 1,404 92,173
PBF Energy, Inc., Class
a
A 430 31,386
Permian Resources Corp.,
Class
a
A 4,019 93,603
Range Resources Corp. 1,202 49,667
Viper Energy, Inc., Class
a
A 993 44,476
683,385
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 570 23,558
American Airlines Group, Inc.* 3,379 45,380
68,938
Personal Care Products — 0.1%
elf Beauty, Inc.* 301 32,824
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.* 2,551 61,020
Jazz Pharmaceuticals plc* 322 80,719
141,739
Professional Services — 1.5%
Booz Allen Hamilton Holding
Corp., Class
a
A 616 46,600
CACI International, Inc.,
Class
a
A* 114 71,023
ExlService Holdings, Inc.* 782 29,779
Exponent, Inc. 248 17,611
FTI Consulting, Inc.* 151 22,736
Genpact Ltd. 804 30,536
KBR, Inc. 646 24,225
Maximus, Inc. 269 15,540
Parsons Corp.* 274 13,327
Paylocity Holding Corp.* 223 35,729
Science Applications
International Corp. 222 28,465
TransUnion 986 83,721
UL Solutions, Inc., Class
a
A 397 29,585
448,877
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 235 85,979
Residential REITs — 0.7%
American Homes 4 Rent,
Class
a
A, REIT 1,617 53,846
Investments
Shares Value
Common Stocks (continued)
Equity LifeStyle Properties, Inc.,
REIT 992 $ 62,942
Independence Realty Trust,
Inc., REIT 1,200 19,416
Sun Communities, Inc., REIT 590 71,638
207,842
Retail REITs — 0.5%
Agree Realty Corp., REIT 612 44,217
Brixmor Property Group, Inc.,
REIT 1,566 45,242
Kite Realty Group Trust, REIT 1,039 26,806
NNN REIT, Inc. 972 43,934
160,199
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.* 636 23,055
Amkor Technology, Inc. 584 27,623
Cirrus Logic, Inc.* 261 28,582
Entegris, Inc. 780 105,526
Lattice Semiconductor Corp.* 699 80,623
MACOM Technology Solutions
Holdings, Inc.* 333 87,855
MKS, Inc. 344 88,147
Onto Innovation, Inc.* 254 67,871
Rambus, Inc.* 552 47,853
Semtech Corp.* 477 63,422
Silicon Laboratories, Inc.* 169 37,020
SiTime Corp.* 114 64,458
Synaptics, Inc.* 197 19,054
Universal Display Corp. 224 18,630
759,719
Software — 2.3%
Appfolio, Inc., Class
a
A* 124 29,042
Bentley Systems, Inc., Class
a
B 761 27,967
BILL Holdings, Inc.* 452 22,252
Commvault Systems, Inc.* 212 29,154
Docusign, Inc., Class
a
A* 994 65,872
Dolby Laboratories, Inc.,
Class
a
A 308 18,961
Dropbox, Inc., Class
a
A* 765 26,920
Dynatrace, Inc.* 1,507 82,267
Guidewire Software, Inc.* 435 89,066
InterDigital, Inc. 131 43,889
Manhattan Associates, Inc.* 302 67,403
Nutanix, Inc., Class
a
A* 1,353 92,775
Pegasystems, Inc. 461 16,970
Qualys, Inc.* 178 33,133
UiPath, Inc., Class
a
A* 2,180 40,701
686,372
Specialized REITs — 0.7%
CubeSmart, REIT 1,155 45,877
EPR Properties, REIT 389 22,838
Gaming and Leisure Properties,
Inc., REIT 1,447 60,875
Lamar Advertising Co., Class
a
A,
REIT 444 66,161

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Rayonier, Inc., REIT 1,412 $ 28,946
224,697
Specialty Retail — 1.8%
Abercrombie & Fitch Co.,
Class
a
A* 230 32,908
AutoNation, Inc.* 126 25,358
Bath & Body Works, Inc. 1,029 19,808
Burlington Stores, Inc.* 323 83,902
Chewy, Inc., Class
a
A* 1,227 29,203
Dick's Sporting Goods, Inc. 335 45,258
Five Below, Inc.* 281 69,362
Floor & Decor Holdings, Inc.,
Class
a
A* 552 27,749
GameStop Corp., Class
a
A(a) 2,108 38,745
Gap, Inc. (The) 1,139 25,411
Lithia Motors, Inc., Class
a
A 118 43,344
Murphy USA, Inc. 84 43,293
Penske Automotive Group, Inc. 94 20,359
RH* 77 11,485
Valvoline, Inc.* 650 20,839
537,024
Technology Hardware, Storage & Peripherals — 0.5%
Everpure, Inc., Class
a
A* 1,610 149,650
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.* 608 8,056
Columbia Sportswear Co. 124 7,118
Crocs, Inc.* 254 30,577
PVH Corp. 234 17,353
VF Corp. 1,678 22,552
85,656
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies,
Inc. 188 60,908
Core & Main, Inc., Class
a
A* 961 41,285
GATX Corp. 180 31,487
MSC Industrial Direct Co., Inc.,
Class
a
A 232 27,580
Watsco, Inc. 181 56,077
WESCO International, Inc. 249 84,760
302,097
Water Utilities — 0.2%
Essential Utilities, Inc. 1,451 59,738
Total Common Stocks
(Cost $17,062,917)
18,200,800
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (d)
(Cost $2,610) 2,610 2,610
Investments
Principal
Amount Value
Short-Term Investments — 5 .5%
Repurchase Agreements (e) — 5 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,649,722
(Cost $1,649,559) $ 1,649,559
$ 1,649,559
Total Investments — 65.9%
(Cost $18,715,086) 19,852,969
Other assets less liabilities — 34.1% 10,266,638
Net Assets — 100.0% $ 30,119,607
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $43,900, collateralized in the form of cash with a
value of $2,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $42,751 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.25%, and maturity dates ranging from February
28, 2027 – August 15, 2053. The total value of collateral is
$45,361.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $2,610.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of August 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

ULTRAPRO MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
S&P Midcap 400
®
E-Mini Index 11 9/18/2026 U.S. Dollar $ 4,143,810 $ (36,672)
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,376,696 4/6/2027 Bank of America NA 4.68% S&P MidCap 400
®
2,319,949
15,040,960 4/6/2028 BNP Paribas 4.73% S&P MidCap 400
®
1,427,471
16,759,390 11/4/2027 Citibank NA 4.43% S&P MidCap 400
®
(334,257)
13,798,261 3/6/2028 Goldman Sachs International 4.28% S&P MidCap 400
®
(113,433)
8,306,370 3/8/2027 Societe Generale 4.53% S&P MidCap 400
®
1,159,416
10,739,245 1/12/2027 UBS AG 4.68% S&P MidCap 400
®
1,023,756
68,020,922 5,482,902
Total Unrealized
Appreciation
5,930,592
Total Unrealized
Depreciation
(447,690)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) — 38 .0%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 48,683 $ 27,581,841
Honeywell Aerospace, Inc.* 191,357 30,255,455
Rocket Lab Corp.* 349,589 22,345,729
80,183,025
Automobiles — 1.1%
Tesla, Inc.* 1,092,855 402,115,997
Beverages — 0.6%
Coca-Cola Europacific Partners
plc 269,287 29,088,382
Keurig Dr Pepper, Inc. 821,665 26,178,247
Monster Beverage Corp.* 1,181,382 54,249,061
PepsiCo, Inc. 825,412 115,838,320
225,354,010
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.* 80,581 19,395,041
Amgen, Inc. 325,970 140,127,983
Gilead Sciences, Inc. 749,785 109,723,537
Regeneron Pharmaceuticals,
Inc. 62,175 49,682,799
Vertex Pharmaceuticals, Inc.* 153,354 83,504,320
402,433,680
Broadline Retail — 2.0%
Amazon.com, Inc.* 2,352,822 611,192,571
MercadoLibre, Inc.* 30,643 59,330,977
PDD Holdings, Inc., ADR* 403,371 33,883,164
704,406,712
Chemicals — 0.4%
Linde plc 279,198 136,689,757
Commercial Services & Supplies — 0.2%
Cintas Corp. 241,589 48,750,245
Copart, Inc.* 559,080 18,444,049
67,194,294
Communications Equipment — 0.9%
Cisco Systems, Inc. 2,380,329 263,002,551
Lumentum Holdings, Inc.* 46,933 42,932,431
305,934,982
Construction & Engineering — 0.1%
Ferrovial NV 434,537 25,442,141
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 267,905 252,872,850
Walmart, Inc. 2,946,095 308,956,983
561,829,833
Diversified Telecommunication Services — 0.6%
Comcast Corp., Class
a
A 2,151,748 57,279,532
Investments
Shares Value
Common Stocks (a) (continued)
Space Exploration Technologies
Corp., Class
a
A* 1,157,491 $ 166,319,882
223,599,414
Electric Utilities — 0.4%
American Electric Power Co.,
Inc. 328,588 40,229,029
Constellation Energy Corp. 218,173 59,947,395
Exelon Corp. 617,843 27,012,096
Xcel Energy, Inc. 376,998 28,534,979
155,723,499
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 599,171 38,077,317
Entertainment — 0.8%
Netflix, Inc.* 2,543,065 206,115,418
Take-Two Interactive Software,
Inc.* 112,134 24,635,840
Warner Bros Discovery, Inc.* 1,514,145 43,198,557
273,949,815
Financial Services — 0.1%
PayPal Holdings, Inc. 532,789 28,059,333
Food Products — 0.2%
Kraft Heinz Co. (The) 716,087 18,381,953
Mondelez International, Inc.,
Class
a
A 775,287 48,122,064
66,504,017
Ground Transportation — 0.2%
CSX Corp. 1,122,214 56,683,029
Old Dominion Freight Line, Inc. 125,553 25,105,578
81,788,607
Health Care Equipment & Supplies — 0.4%
Dexcom, Inc.* 233,078 21,224,083
GE HealthCare Technologies,
Inc. 274,782 19,572,722
IDEXX Laboratories, Inc.* 47,609 26,503,454
Intuitive Surgical, Inc.* 213,911 80,614,499
147,914,758
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc., Class
a
A* 252,368 46,238,865
Booking Holdings, Inc. 468,000 93,174,120
DoorDash, Inc., Class
a
A* 248,472 57,580,901
Marriott International, Inc.,
Class
a
A 159,206 54,410,243
Starbucks Corp. 688,313 73,133,256
324,537,385
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 191,357 40,860,460
Interactive Media & Services — 3.3%
Alphabet, Inc., Class
a
A 1,274,046 432,347,510
Alphabet, Inc., Class
a
C 1,193,599 400,345,040

ULTRAPRO QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Meta Platforms, Inc., Class
a
A 647,855 $ 370,793,331
1,203,485,881
IT Services — 0.4%
CoreWeave, Inc., Class
a
A* 270,340 22,949,163
Shopify, Inc., Class
a
A* 736,546 108,544,784
131,493,947
Machinery — 0.1%
PACCAR, Inc. 317,841 39,453,603
Media — 0.2%
AppLovin Corp., Class
a
A* 184,683 57,632,177
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 169,943 34,070,173
Professional Services — 0.3%
Automatic Data Processing, Inc. 241,368 69,069,867
Paychex, Inc. 216,377 27,553,447
Thomson Reuters Corp. 230,091 24,693,366
121,316,680
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.* 984,819 463,574,000
Analog Devices, Inc. 294,140 106,519,860
Applied Materials, Inc. 479,535 219,814,049
ARM Holdings plc, ADR* 256,131 61,960,650
ASML Holding NV (Registered),
ADR 55,327 93,835,145
Astera Labs, Inc.* 103,483 30,732,381
Broadcom, Inc. 1,037,261 384,139,239
Intel Corp.* 3,034,533 271,621,049
KLA Corp. 788,906 138,413,558
Lam Research Corp. 755,263 227,704,242
Marvell Technology, Inc. 528,352 111,830,984
Microchip Technology, Inc. 327,339 24,043,050
Micron Technology, Inc. 681,095 652,986,209
Monolithic Power Systems, Inc. 29,664 37,607,129
NVIDIA Corp. 5,294,040 1,168,818,151
NXP Semiconductors NV 152,455 34,247,491
QUALCOMM, Inc. 636,574 108,523,135
Teradyne, Inc. 94,583 33,087,971
Texas Instruments, Inc. 549,803 143,449,101
4,312,907,394
Software — 5.3%
Adobe, Inc.* 244,142 71,482,336
Autodesk, Inc.* 127,446 32,948,614
Cadence Design Systems, Inc.* 166,525 56,415,340
Crowdstrike Holdings, Inc.,
Class
a
A* 615,057 142,078,167
Datadog, Inc., Class
a
A* 199,846 47,371,496
Fortinet, Inc.* 442,518 75,639,602
Intuit, Inc. 165,225 59,365,343
Microsoft Corp. 1,625,019 824,355,889
Nebius Group NV, Class
a
A(b) 132,993 27,439,116
Palantir Technologies, Inc.,
Class
a
A* 1,386,672 258,447,927
Investments
Shares Value
Common Stocks (a) (continued)
Palo Alto Networks, Inc.* 492,791 $ 188,310,225
Roper Technologies, Inc. 60,988 25,897,944
Strategy, Inc., Class
a
A* 199,793 26,560,481
Synopsys, Inc.* 115,638 50,833,308
Workday, Inc., Class
a
A* 121,441 23,978,525
1,911,124,313
Specialty Retail — 0.2%
O'Reilly Automotive, Inc.* 500,478 44,442,446
Ross Stores, Inc. 194,553 44,463,143
88,905,589
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. 3,213,077 1,018,063,448
Sandisk Corp.* 89,479 140,186,749
Seagate Technology Holdings
plc 135,438 112,194,130
Western Digital Corp. 208,132 93,773,873
1,364,218,200
Trading Companies & Distributors — 0.1%
Fastenal Co. 693,393 34,191,209
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 653,567 117,929,629
Total Common Stocks
(Cost $14,472,455,598)
13,709,327,831
Exchange Traded Funds (a) — 18 .1%
ProShares GENIUS Money
Market ETF, 3.55%(c)(d)
(Cost $6,515,643,645) 65,122,500 6,520,064,700
Securities Lending Reinvestments (e) — 0 .0% (f)
Investment Companies — 0 .0% (f)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (g)
(Cost $1,336,297) 1,336,297 1,336,297
Principal
Amount
Short-Term Investments — 19.0%
Repurchase Agreements (h) — 0.7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $248,273,226
(Cost $248,248,459) $ 248,248,459
248,248,459

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 18.3%
U.S. Treasury Bills(i)
3.65%, 9/3/2026 $ 800,000,000 $ 799,840,224
3.69%, 9/17/2026 250,000,000 249,596,185
3.66%, 9/22/2026 850,000,000 848,193,843
3.72%, 9/24/2026 200,000,000 199,534,250
3.69%, 9/29/2026 400,000,000 398,849,976
3.72%, 10/1/2026 200,000,000 199,386,806
3.70%, 10/6/2026 1,000,000,000 996,414,860
3.81%, 10/15/2026 100,000,000 99,546,571
3.79%, 11/3/2026 350,000,000 347,707,756
3.77%, 11/5/2026 400,000,000 397,300,696
3.77%, 11/10/2026 750,000,000 744,574,268
3.81%, 12/1/2026 800,000,000 792,470,056
3.79%, 12/24/2026 550,000,000 543,388,631
Total U.S. Treasury Obligations
(Cost $6,616,857,333) 6,616,804,122
Total Short-Term Investments
(Cost $6,865,105,792) 6,865,052,581
Total Investments — 75.1%
(Cost $27,854,541,332) 27,095,781,409
Other assets less liabilities — 24.9% 9,007,661,105
Net Assets — 100.0% $ 36,103,442,514
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,774,397,691.
(b) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $19,293,190, collateralized in the form of cash with a value of $1,336,297 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $18,796,095 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.25%, and maturity dates ranging from February
28, 2027 – August 15, 2053. The total value of collateral is
$20,132,392.
(c) Affiliated company as defined under the Investment Company
Act of 1940.
(d) Represents 7-day effective yield as of August 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $1,336,297.
(f) Represents less than 0.05% of net assets.
(g) Rate shown is the 7-day yield as of August 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 7,298,748,000 1,583,960,745 (2,361,934,943) 152,133 (861,235) 6,520,064,700 65,122,500 55,890,423
Futures Contracts Purchased
UltraPro QQQ
®
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq-100 E-Mini Index 7,870 9/18/2026 U.S. Dollar $ 4,645,346,200 $ 41,863,134

ULTRAPRO QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Swap Agreements
UltraPro QQQ
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
10,572,460,017 11/4/2027 Bank of America NA 4.78% Nasdaq-100 Index
®
827,539,486
10,275,651,587 11/4/2027 Barclays Bank PLC 4.88% Nasdaq-100 Index
®
1,110,074,073
9,977,252,481 3/8/2027 BNP Paribas 4.98% Nasdaq-100 Index
®
905,596,526
10,216,855,475 3/8/2027 Citibank NA 4.88% Nasdaq-100 Index
®
944,068,774
8,946,994,955 11/8/2027 Goldman Sachs International 4.98% Nasdaq-100 Index
®
1,085,170,365
7,882,567,344 11/8/2027 J.P. Morgan Securities, LLC 4.68% Nasdaq-100 Index
®
723,813,542
6,074,027,214 11/4/2027
Morgan Stanley & Co.
International plc 4.98% Nasdaq-100 Index
®
656,373,600
6,238,780,047 1/12/2027
Nomura Global Financial
Products Inc. 4.93% Nasdaq-100 Index
®
969,717,702
10,141,357,261 11/4/2027 Societe Generale 4.98% Nasdaq-100 Index
®
773,484,152
9,629,778,063 4/6/2028 UBS AG 4.68% Nasdaq-100 Index
®
638,053,480
89,955,724,444 8,633,891,700
Total Unrealized
Appreciation
8,633,891,700
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks — 39 .7%
Aerospace & Defense — 0.7%
AAR Corp.* 1,624 $ 209,967
AerSale Corp.* 1,501 8,240
Aevex Corp., Class
a
A(a) 735 12,936
AIRO Group Holdings, Inc.* 901 6,866
Archer Aviation, Inc., Class
a
A* 27,375 158,228
Astronics Corp.* 1,305 96,139
Beta Technologies, Inc.,
Class
a
A* 1,375 27,637
Cadre Holdings, Inc. 1,279 37,935
Ducommun, Inc.* 572 98,052
Eve Holding, Inc.* 4,042 9,094
Firefly Aerospace, Inc.* 3,242 68,471
Innovative Solutions and
Support, Inc.* 602 11,438
Intuitive Machines, Inc.* 5,198 79,841
Mercury Systems, Inc.* 2,290 199,986
Moog, Inc., Class
a
A 1,164 432,426
National Presto Industries, Inc. 222 33,680
Park Aerospace Corp. 752 24,470
Red Cat Holdings, Inc.(a) 4,519 38,818
Redwire Corp.* 7,954 85,108
Satellogic, Inc., Class
a
A* 3,872 18,857
Sidus Space, Inc., Class
a
A(a) 3,349 7,267
Starfighters Space, Inc.(a) 1,250 4,150
Swarmer, Inc.(a) 144 4,772
TAT Technologies Ltd.* 487 17,693
V2X, Inc.* 1,192 91,975
Virgin Galactic Holdings, Inc.* 3,926 11,464
Voyager Technologies, Inc.,
Class
a
A* 2,111 70,993
VSE Corp. 1,150 239,982
York Space Systems, Inc.(a) 776 7,054
2,113,539
Air Freight & Logistics — 0.0%(b)
Forward Air Corp.* 938 15,946
Hub Group, Inc., Class
a
A 2,454 97,841
Radiant Logistics, Inc.* 1,481 12,648
126,435
Automobile Components — 0.5%
Adient plc* 3,223 61,140
Cooper-Standard Holdings,
Inc.* 701 18,773
Dana, Inc. 4,501 134,940
Dauch Corp.* 9,649 60,403
Dorman Products, Inc.* 1,098 141,477
Fox Factory Holding Corp.* 1,734 35,426
Garrett Motion, Inc. 7,091 191,102
Gentherm, Inc.* 1,253 49,230
Goodyear Tire & Rubber Co.
(The)* 11,466 71,892
Holley, Inc.* 3,175 9,081
LCI Industries 978 98,416
Motorcar Parts of America, Inc.* 531 6,170
Patrick Industries, Inc. 1,319 107,789
Phinia, Inc. 1,510 103,344
Solid Power, Inc.* 8,241 19,202
Investments
Shares Value
Common Stocks (continued)
Standard Motor Products, Inc. 880 $ 33,194
Stoneridge, Inc.* 1,140 7,889
Strattec Security Corp.* 168 11,784
Versigent plc* 2,933 139,024
Visteon Corp. 1,093 111,289
XPEL, Inc.*(c) 1,040 51,230
1,462,795
Automobiles — 0.1%
Harley-Davidson, Inc. 4,279 118,100
Livewire Group, Inc.(a) 504 615
Lucid Group, Inc., Class
a
A(a) 5,182 25,133
Winnebago Industries, Inc. 1,134 34,122
177,970
Banks — 4.2%
1st Source Corp. 735 62,938
ACNB Corp. 414 26,906
Amalgamated Financial Corp. 747 35,908
Amerant Bancorp, Inc., Class
a
A 1,398 40,137
Ameris Bancorp 2,687 226,380
Ames National Corp. 365 11,494
Arrow Financial Corp. 668 25,210
Associated Banc-Corp. 5,915 181,058
Atlantic Union Bankshares
Corp. 5,872 236,818
Avidbank Holdings, Inc.* 376 11,821
Avidia Bancorp, Inc. 744 16,480
Axos Financial, Inc.* 2,254 218,165
Banc of California, Inc. 6,265 116,654
BancFirst Corp. 882 96,332
Bancorp, Inc. (The)* 1,633 106,145
Bank First Corp. 421 63,428
Bank of Hawaii Corp. 1,621 123,083
Bank of Marin Bancorp 608 16,161
Bank of NT Butterfield & Son
Ltd. (The) 1,641 96,622
Bank7 Corp. 178 9,142
BankUnited, Inc. 3,033 138,305
Bankwell Financial Group, Inc. 246 16,172
Banner Corp. 1,378 96,653
Bar Harbor Bankshares 676 26,519
BayCom Corp. 420 12,529
BCB Bancorp, Inc. 657 5,617
Beacon Financial Corp. 3,461 107,464
Blue Ridge Bankshares, Inc. 2,672 10,421
Bridgewater Bancshares, Inc.* 874 18,415
Burke & Herbert Financial
Services Corp. 626 44,640
Business First Bancshares, Inc. 1,291 40,047
BV Financial, Inc.* 276 5,862
Byline Bancorp, Inc. 1,260 47,779
C&F Financial Corp. 122 11,103
California BanCorp 1,063 22,621
Camden National Corp. 688 38,858
Capital Bancorp, Inc. 455 16,444
Capital City Bank Group, Inc. 571 28,824
Capitol Federal Financial, Inc. 4,978 42,861
Carter Bankshares, Inc. 902 28,178
Cathay General Bancorp 2,669 163,369

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
CB Financial Services, Inc. 191 $ 7,138
Central Pacific Financial Corp. 1,061 39,490
CF Bankshares, Inc. 208 7,188
Chain Bridge Bancorp, Inc.,
Class
a
A* 107 4,905
Chemung Financial Corp. 166 13,458
ChoiceOne Financial Services,
Inc. 585 19,428
Citizens & Northern Corp. 711 18,017
Citizens Community Bancorp,
Inc. 375 7,811
Citizens Financial Services, Inc. 188 15,104
City Holding Co. 573 81,910
Civista Bancshares, Inc. 849 22,906
CNB Financial Corp. 1,202 40,652
Coastal Financial Corp.* 537 25,298
CoastalSouth Bancshares, Inc. 333 9,128
Colony Bankcorp, Inc. 849 17,956
Columbia Financial, Inc. 10,883 126,460
Commercial Bancgroup, Inc. 351 11,857
Community Bancorp 207 8,379
Community Financial System,
Inc. 2,176 136,544
Community Trust Bancorp, Inc. 658 50,094
Community West Bancshares 998 25,878
ConnectOne Bancorp, Inc. 1,988 62,503
Customers Bancorp, Inc.* 1,268 99,132
CVB Financial Corp. 6,961 154,325
Dime Commercial Bancshares,
Inc. 1,668 67,387
Eagle Bancorp Montana, Inc. 307 6,861
Eagle Bancorp, Inc. 1,165 31,793
Eagle Financial Services, Inc. 195 8,055
Eastern Bankshares, Inc. 8,951 196,564
ECB Bancorp, Inc.* 302 6,251
Enterprise Financial Services
Corp. 1,500 94,845
Equity Bancshares, Inc.,
Class
a
A 711 35,095
Esquire Financial Holdings, Inc. 297 33,181
Farmers & Merchants Bancorp,
Inc. 551 18,706
Farmers National Banc Corp. 2,412 37,651
FB Bancorp, Inc.* 649 10,176
FB Financial Corp. 1,806 102,870
Fidelity D&D Bancorp, Inc. 195 10,446
Financial Institutions, Inc. 800 32,416
Finwise Bancorp* 391 5,437
First Bancorp 1,663 105,484
First Bancorp 6,352 177,094
First Bancorp, Inc. (The) 444 15,211
First Bank 901 16,038
First Busey Corp. 3,334 100,353
First Business Financial
Services, Inc. 328 22,917
First Capital, Inc. 135 8,388
First Commonwealth Financial
Corp. 4,180 86,526
First Community Bankshares,
Inc. 673 32,634
First Community Corp. 358 11,850
Investments
Shares Value
Common Stocks (continued)
First Financial Bancorp 4,328 $ 141,223
First Financial Bankshares, Inc. 5,445 180,937
First Financial Corp. 472 36,948
First Guaranty Bancshares,
Inc.(a) 245 2,080
First Internet Bancorp 314 8,585
First Interstate BancSystem,
Inc., Class
a
A 3,729 137,264
First Merchants Corp. 2,586 107,241
First Mid Bancshares, Inc. 1,000 49,760
First National Corp. 323 9,868
First Northern Community
Bancorp* 610 10,169
First United Corp. 247 10,596
First Western Financial, Inc.* 351 10,870
Firstsun Capital Bancorp* 1,012 40,490
Five Star Bancorp 638 29,233
Flagstar Bank NA 12,618 167,946
Franklin Financial Services
Corp. 174 10,779
FS Bancorp, Inc. 264 11,167
Fulton Financial Corp. 7,959 186,718
FVCBankcorp, Inc. 619 11,303
GBank Financial Holdings, Inc.* 388 7,593
German American Bancorp, Inc. 1,518 74,868
Glacier Bancorp, Inc. 5,392 249,704
Great Southern Bancorp, Inc. 326 25,516
Greene County Bancorp, Inc. 289 9,939
Hancock Whitney Corp. 3,369 250,957
Hanmi Financial Corp. 1,214 37,634
Hanover Bancorp, Inc. 181 4,836
Hawthorn Bancshares, Inc. 235 9,144
HBT Financial, Inc. 659 23,381
Heritage Financial Corp. 1,688 48,226
Hilltop Holdings, Inc. 1,639 62,364
Hingham Institution For Savings
(The) 67 19,314
Home Bancorp, Inc. 288 19,725
Home BancShares, Inc. 7,677 226,164
HomeTrust Bancshares, Inc. 628 29,164
Hope Bancorp, Inc. 5,083 70,095
Horizon Bancorp, Inc. 2,083 40,452
Independent Bank Corp. 815 29,739
Independent Bank Corp. 1,993 161,792
International Bancshares Corp. 2,256 158,281
Investar Holding Corp. 520 15,668
Isabella Bank Corp.(a) 282 10,784
John Marshall Bancorp, Inc. 511 11,671
Kearny Financial Corp. 2,387 23,560
Lakeland Financial Corp. 1,007 59,504
Landmark Bancorp, Inc. 213 6,769
LCNB Corp. 561 10,844
Live Oak Bancshares, Inc. 1,484 58,455
MainStreet Bancshares, Inc. 258 6,435
Mechanics Bancorp 1,633 25,703
Mercantile Bank Corp. 700 41,832
Meridian Corp. 395 7,612
Metrocity Bankshares, Inc. 950 33,079
Metropolitan Bank Holding
Corp. 453 41,123

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Mid Penn Bancorp, Inc. 879 $ 32,004
Midland States Bancorp, Inc. 793 26,002
MVB Financial Corp. 481 14,560
National Bank Holdings Corp.,
Class
a
A 1,776 73,331
National Bankshares, Inc. 257 10,588
NB Bancorp, Inc. 1,653 36,911
NBT Bancorp, Inc. 2,105 108,239
Nicolet Bankshares, Inc. 811 137,335
Northeast Bank 310 39,106
Northeast Community Bancorp,
Inc. 504 13,280
Northpointe Bancshares, Inc. 842 14,306
Northrim Bancorp, Inc. 900 23,013
Northwest Bancshares, Inc. 6,045 92,428
Norwood Financial Corp. 417 14,245
Oak Valley Bancorp 293 9,842
OceanFirst Financial Corp. 3,437 64,753
OFG Bancorp 1,751 91,140
Ohio Valley Banc Corp. 157 7,180
Old National Bancorp 14,198 363,185
Old Second Bancorp, Inc. 2,062 51,715
OP Bancorp 495 7,430
Orange County Bancorp, Inc. 513 19,468
Origin Bancorp, Inc. 1,226 65,137
Orrstown Financial Services,
Inc. 779 32,484
Park National Corp. 688 134,360
Parke Bancorp, Inc. 413 13,939
Pathward Financial, Inc. 877 71,440
PCB Bancorp 440 12,025
Peapack-Gladstone Financial
Corp. 656 29,284
Peoples Bancorp of North
Carolina, Inc. 184 8,041
Peoples Bancorp, Inc. 1,448 57,008
Peoples Financial Services
Corp. 382 26,232
Pioneer Bancorp, Inc.* 432 7,543
Plumas Bancorp 268 16,410
Ponce Financial Group, Inc.* 822 16,670
Preferred Bank 465 47,630
Primis Financial Corp. 898 14,278
Princeton Bancorp, Inc. 207 8,740
Provident Financial Services,
Inc. 5,277 123,482
QCR Holdings, Inc. 677 67,341
RBB Bancorp 665 17,257
Red River Bancshares, Inc. 211 21,108
Renasant Corp. 3,848 157,422
Republic Bancorp, Inc., Class
a
A 348 32,541
Rhinebeck Bancorp, Inc. 266 3,350
Richmond Mutual Bancorp, Inc. 346 5,463
S&T Bancorp, Inc. 1,505 74,467
Seacoast Banking Corp. of
Florida 4,006 136,024
ServisFirst Bancshares, Inc. 4,263 183,480
Shore Bancshares, Inc. 1,274 29,251
Sierra Bancorp 487 19,295
Simmons First National Corp.,
Class
a
A 5,972 134,848
Investments
Shares Value
Common Stocks (continued)
SmartFinancial, Inc. 634 $ 32,049
South Plains Financial, Inc. 638 27,817
Southern First Bancshares,
Inc.* 374 22,945
Southern Missouri Bancorp,
Inc. 392 28,847
Southside Bancshares, Inc. 1,183 37,335
SR Bancorp, Inc. 285 5,555
Stock Yards Bancorp, Inc. 1,083 85,784
Texas Capital Bancshares, Inc. 1,779 172,883
Third Coast Bancshares, Inc.* 633 28,232
Timberland Bancorp, Inc. 306 13,951
Tompkins Financial Corp. 561 54,484
Towne Bank 3,594 133,122
TriCo Bancshares 1,218 65,017
Triumph Financial, Inc.* 938 66,833
TrustCo Bank Corp. 706 40,044
Trustmark Corp. 2,288 105,065
UMB Financial Corp. 3,000 424,890
United Bankshares, Inc. 5,694 268,358
United Community Banks, Inc. 4,971 173,190
Unity Bancorp, Inc. 302 17,525
Univest Financial Corp. 1,144 47,499
USCB Financial Holdings, Inc. 495 11,009
Valley National Bancorp 19,873 271,068
Virginia National Bankshares
Corp. 196 9,075
WaFd, Inc. 3,027 108,246
Washington Trust Bancorp, Inc. 781 30,561
WesBanco, Inc. 3,924 156,999
West Bancorp, Inc. 630 17,798
Westamerica Bancorp 973 56,483
Western New England Bancorp,
Inc. 740 10,168
WSFS Financial Corp. 2,156 166,982
13,504,882
Beverages — 0.1%
Boston Beer Co., Inc. (The),
Class
a
A* 315 56,010
MGP Ingredients, Inc. 603 10,016
National Beverage Corp. 990 31,313
Vita Coco Co., Inc. (The)* 1,997 117,254
214,593
Biotechnology — 4.2%
4D Molecular Therapeutics,
Inc.* 1,861 26,259
Abeona Therapeutics, Inc.(a) 1,773 10,372
Absci Corp.* 5,617 50,778
ACADIA Pharmaceuticals, Inc.* 5,234 151,315
Achieve Life Sciences, Inc.(a) 3,164 25,122
Acumen Pharmaceuticals, Inc.* 1,921 5,475
ADC Therapeutics SA* 4,357 5,098
ADMA Biologics, Inc.* 9,369 87,975
Agenus, Inc.* 1,618 12,313
Agios Pharmaceuticals, Inc.* 2,401 80,866
Akebia Therapeutics, Inc.* 10,495 9,643
Aktis Oncology, Inc.* 862 22,334
Alector, Inc.* 3,987 9,011

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Alkermes plc* 6,811 $ 320,049
Allogene Therapeutics, Inc.* 10,778 21,556
Altimmune, Inc.* 8,074 25,110
ALX Oncology Holdings, Inc.* 4,384 8,461
AnaptysBio, Inc.* 802 45,738
Anavex Life Sciences Corp.(a) 3,745 10,486
Anika Therapeutics, Inc.* 465 9,705
Annexon, Inc.* 6,308 31,162
Apogee Therapeutics, Inc.* 1,831 247,331
Arbutus Biopharma Corp.* 6,531 33,177
Arcturus Therapeutics Holdings,
Inc.* 1,088 16,059
Arcus Biosciences, Inc.* 3,632 106,345
Arcutis Biotherapeutics, Inc.* 4,647 111,389
Ardelyx, Inc.* 9,927 37,524
Armata Pharmaceuticals, Inc.* 483 2,661
ArriVent Biopharma, Inc.* 1,540 46,277
ARS Pharmaceuticals, Inc.(a) 2,502 15,012
Artiva Biotherapeutics, Inc.(a) 190 2,147
Assembly Biosciences, Inc.(a) 401 13,486
Atrium Therapeutics, Inc.* 584 7,779
Aura Biosciences, Inc.* 1,821 13,075
Aurinia Pharmaceuticals, Inc.* 4,845 78,053
Avalo Therapeutics, Inc.* 1,696 32,801
Beam Therapeutics, Inc.* 4,026 118,485
Benitec Biopharma, Inc.* 866 10,539
Bicara Therapeutics, Inc.* 1,794 41,477
BioCryst Pharmaceuticals, Inc.* 9,455 91,713
Biohaven Ltd.* 5,423 82,809
Black Diamond Therapeutics,
Inc.* 1,917 4,026
Bright Minds Biosciences, Inc.* 300 21,519
C4 Therapeutics, Inc.* 4,117 15,274
Cabaletta Bio, Inc.* 4,573 14,222
CAMP4 Therapeutics Corp.* 1,285 5,089
Candel Therapeutics, Inc.* 2,572 33,616
Canton Strategic Holdings, Inc.* 1,802 4,109
Capricor Therapeutics, Inc.(a) 2,185 21,653
CareDx, Inc.* 2,083 104,379
Caribou Biosciences, Inc.* 3,731 5,746
Cartesian Therapeutics, Inc.* 534 4,956
Celcuity, Inc.* 1,562 139,112
Celldex Therapeutics, Inc.* 3,173 125,746
Century Therapeutics, Inc.(a) 5,006 10,262
CG oncology, Inc.* 2,996 225,179
Climb Bio, Inc.* 1,435 19,703
Cogent Biosciences, Inc.* 6,772 237,020
Coherus Oncology, Inc.(a) 5,309 7,167
Compass Therapeutics, Inc.* 5,325 12,727
Connect Biopharma Holdings
Ltd., ADR* 611 1,344
Corbus Pharmaceuticals
Holdings, Inc.* 669 7,299
Corvus Pharmaceuticals, Inc.* 2,751 38,624
Crescent Biopharma, Inc.* 877 14,558
CRISPR Therapeutics AG* 3,785 215,669
Cullinan Therapeutics, Inc.* 2,456 54,204
Cytokinetics, Inc.* 5,370 380,787
CytomX Therapeutics, Inc.* 7,230 24,293
Damora Therapeutics, Inc.* 2,167 61,066
Investments
Shares Value
Common Stocks (continued)
Denali Therapeutics, Inc.* 5,980 $ 142,085
Design Therapeutics, Inc.* 1,249 18,847
DiaMedica Therapeutics, Inc.* 1,489 9,455
Dianthus Therapeutics, Inc.* 1,921 202,877
Disc Medicine, Inc.* 1,149 90,369
Dyne Therapeutics, Inc.* 6,153 156,471
Editas Medicine, Inc.* 4,065 12,439
Eikon Therapeutics, Inc.(a) 884 9,247
Eledon Pharmaceuticals, Inc.* 3,130 9,327
Elicio Therapeutics, Inc.(a) 529 1,428
Emergent BioSolutions, Inc.* 2,117 12,914
Enanta Pharmaceuticals, Inc.* 1,151 15,343
Entrada Therapeutics, Inc.* 1,195 8,425
Erasca, Inc.* 8,949 160,008
Evommune, Inc.* 513 6,495
Fennec Pharmaceuticals, Inc.* 1,179 14,561
First Tracks Biotherapeutics,
Inc.* 947 39,622
Foghorn Therapeutics, Inc.* 1,483 8,512
Galectin Therapeutics, Inc.(a) 1,953 7,714
Generate Biomedicines, Inc.(a) 992 15,148
Geron Corp.* 22,722 33,856
GRAIL, Inc.* 1,677 133,103
Greenwich Lifesciences, Inc.(a) 274 4,096
Gyre Therapeutics, Inc.* 746 4,901
Heron Therapeutics, Inc.(a) 6,489 2,064
Hyperliquid Strategies, Inc.* 5,103 62,512
Ideaya Biosciences, Inc.* 3,407 136,621
Immix Biopharma, Inc.* 1,668 23,402
Immuneering Corp., Class
a
A(a) 2,178 10,868
ImmunityBio, Inc.(a) 15,698 124,799
Immunome, Inc.* 4,280 117,315
Immunovant, Inc.* 3,465 141,441
Inhibikase Therapeutics, Inc.(a) 4,932 11,393
Inhibrx Biosciences, Inc.* 386 48,906
Intellia Therapeutics, Inc.* 5,488 69,862
Invivyd, Inc.* 8,548 8,162
Iovance Biotherapeutics, Inc.* 16,159 132,019
Ironwood Pharmaceuticals,
Inc., Class
a
A* 6,653 28,275
Jade Biosciences, Inc.* 1,322 28,238
Janux Therapeutics, Inc.* 1,756 31,994
Kailera Therapeutics, Inc.(a) 1,876 28,890
Karyopharm Therapeutics, Inc.* 811 1,671
Keros Therapeutics, Inc.* 750 8,310
Kiniksa Pharmaceuticals
International plc, Class
a
A* 1,722 135,401
Kodiak Sciences, Inc.* 1,600 59,760
Korro Bio, Inc.* 452 5,645
Krystal Biotech, Inc.* 1,061 381,281
Kura Oncology, Inc.* 3,459 43,756
Kymera Therapeutics, Inc.* 2,542 302,015
Kyverna Therapeutics, Inc.* 1,704 14,441
Larimar Therapeutics, Inc.* 2,706 10,337
Lexeo Therapeutics, Inc.* 2,879 13,704
Lineage Cell Therapeutics, Inc.* 7,484 8,232
Lyell Immunopharma, Inc.* 382 5,470
MacroGenics, Inc.* 2,551 10,178
MannKind Corp.* 12,502 50,133
MapLight Therapeutics, Inc.(a) 424 5,499

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
MeiraGTx Holdings plc* 2,441 $ 33,710
MiMedx Group, Inc.* 4,920 22,337
Mineralys Therapeutics, Inc.* 2,332 59,862
Minerva Neurosciences, Inc.(a) 1,384 6,311
Mirum Pharmaceuticals, Inc.* 1,929 189,138
Monopar Therapeutics, Inc.* 183 20,483
Monte Rosa Therapeutics, Inc.* 3,007 41,918
Myriad Genetics, Inc.* 3,757 12,098
Neurogene, Inc.* 459 16,634
Nkarta, Inc.* 1,818 4,927
Novavax, Inc.* 6,194 58,038
Nurix Therapeutics, Inc.* 3,895 100,413
Nuvectis Pharma, Inc.* 693 15,752
Ocugen, Inc.(a) 13,878 18,458
Olema Pharmaceuticals, Inc.* 3,182 33,188
OnKure Therapeutics, Inc.,
Class
a
A* 1,066 3,870
Opus Genetics, Inc.* 2,176 7,877
Organogenesis Holdings, Inc.,
Class
a
A* 2,812 4,837
ORIC Pharmaceuticals, Inc.* 3,034 39,412
Oruka Therapeutics, Inc.* 2,045 189,408
Ovid Therapeutics, Inc.* 6,220 16,607
Palisade Bio, Inc.* 5,995 11,690
Palvella Therapeutics, Inc.* 444 67,750
Perspective Therapeutics, Inc.* 4,196 13,259
Praxis Precision Medicines,
Inc.* 1,021 357,656
Precigen, Inc.* 7,840 54,331
Precision BioSciences, Inc.* 975 7,449
Prelude Therapeutics, Inc.* 1,128 6,317
Prime Medicine, Inc.* 3,822 13,721
ProKidney Corp., Class
a
A(a) 3,073 5,808
Protagonist Therapeutics, Inc.* 2,500 369,375
Protalix BioTherapeutics, Inc.* 3,010 7,736
Protara Therapeutics, Inc.* 2,124 8,199
Prothena Corp. plc* 1,806 16,886
PTC Therapeutics, Inc.* 3,366 234,072
Puma Biotechnology, Inc.* 1,797 16,371
Recursion Pharmaceuticals,
Inc., Class
a
A* 20,781 70,655
REGENXBIO, Inc.* 1,961 18,629
Relay Therapeutics, Inc.* 6,563 120,628
Replimune Group, Inc.* 3,216 49,205
Rezolute, Inc.* 3,178 14,905
Rhythm Pharmaceuticals, Inc.* 2,241 237,837
Rigel Pharmaceuticals, Inc.* 748 34,543
Rocket Pharmaceuticals, Inc.* 3,675 13,671
SAB Biotherapeutics, Inc.* 1,764 6,544
Sagimet Biosciences, Inc.,
Class
a
A* 2,387 24,491
Sana Biotechnology, Inc.* 7,459 28,866
Sarepta Therapeutics, Inc.* 4,226 88,873
Savara, Inc.* 6,213 33,488
Scholar Rock Holding Corp.* 4,539 257,815
SELLAS Life Sciences Group,
Inc.(a) 7,670 102,318
Shattuck Labs, Inc.* 2,491 17,462
Sionna Therapeutics, Inc.* 750 4,522
Solid Biosciences, Inc.* 3,195 30,608
Investments
Shares Value
Common Stocks (continued)
Spruce Biosciences, Inc.* 109 $ 6,428
Spyre Therapeutics, Inc.* 3,024 270,134
Stoke Therapeutics, Inc.* 2,237 69,794
Surrozen, Inc.* 298 6,562
Sutro Biopharma, Inc.* 648 13,116
Syndax Pharmaceuticals, Inc.* 3,616 69,753
Tango Therapeutics, Inc.* 5,719 130,622
Taysha Gene Therapies, Inc.* 9,737 55,404
Tectonic Therapeutic, Inc.* 414 12,395
Tenax Therapeutics, Inc.(a) 1,024 1,884
TG Therapeutics, Inc.* 5,912 321,022
Tonix Pharmaceuticals Holding
Corp.* 592 8,347
Travere Therapeutics, Inc.* 3,630 240,596
TriSalus Life Sciences, Inc.* 1,947 9,638
Twist Bioscience Corp.* 2,629 365,431
Tyra Biosciences, Inc.* 1,493 37,370
Ultragenyx Pharmaceutical,
Inc.* 3,926 98,974
Unicycive Therapeutics, Inc.(a) 994 5,169
Upstream Bio, Inc.* 1,429 9,460
UroGen Pharma Ltd.* 1,730 74,546
Vanda Pharmaceuticals, Inc.* 2,186 11,804
Vaxcyte, Inc.* 5,351 325,020
Vera Therapeutics, Inc.,
Class
a
A* 2,600 88,608
Veracyte, Inc.* 3,291 142,138
Verastem, Inc.* 3,244 23,422
Vericel Corp.* 2,094 83,551
Vir Biotechnology, Inc.* 4,992 54,612
Viridian Therapeutics, Inc.* 3,668 84,951
Vor BioPharma, Inc.* 1,656 37,227
Voyager Therapeutics, Inc.* 2,136 7,369
Whitehawk Therapeutics, Inc.* 1,319 5,988
X4 Pharmaceuticals, Inc.* 3,285 13,271
Xencor, Inc.* 2,828 77,105
Xenon Pharmaceuticals, Inc.* 3,986 240,037
Z Squared, Inc.(a) 1,785 5,266
Zenas Biopharma, Inc.(a) 1,158 37,427
Zentalis Pharmaceuticals, Inc.* 2,034 7,648
Zura Bio Ltd., Class
a
A(a) 2,393 13,257
Zymeworks, Inc.* 1,911 56,203
13,428,660
Broadline Retail — 0.0%(b)
1stdibs.com, Inc.* 972 4,248
Groupon, Inc., Class
a
A(a) 964 18,489
Kohl's Corp. 4,485 79,923
Pattern Group, Inc., Class
a
A* 1,313 27,218
Savers Value Village, Inc.* 1,527 15,774
145,652
Building Products — 0.4%
Apogee Enterprises, Inc. 862 33,670
AZZ, Inc. 1,225 168,021
CSW Industrials, Inc. 658 203,289
Gibraltar Industries, Inc.* 1,227 55,203
Griffon Corp. 1,578 153,681
Insteel Industries, Inc. 770 23,177
Janus International Group, Inc.* 5,423 26,898

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Masterbrand, Inc.* 8,256 $ 68,112
Quanex Building Products
Corp. 1,889 36,306
Resideo Technologies, Inc.* 5,588 108,184
Tecnoglass Holdings, Inc. 1,038 41,209
UFP Industries, Inc. 2,327 196,678
Zurn Elkay Water Solutions
Corp. 6,144 293,683
1,408,111
Capital Markets — 0.9%
Acadian Asset Management,
Inc. 1,150 108,330
AlTi Global, Inc.* 2,038 7,948
Artisan Partners Asset
Management, Inc., Class
a
A 2,618 111,448
Bakkt, Inc., Class
a
A(a) 1,198 9,189
BGC Group, Inc., Class
a
A 15,327 184,077
BRC Group Holdings, Inc.(a) 941 6,512
Chaince Digital Holdings, Inc.(a) 2,709 8,100
Cohen & Steers, Inc. 1,157 93,335
DigitalBridge Group, Inc. 7,269 115,650
Donnelley Financial Solutions,
Inc.* 1,009 48,735
Fidus Investment Corp. 1 13
GCM Grosvenor, Inc., Class
a
A 2,404 33,151
Gemini Space Station, Inc.,
Class
a
A* 1,667 7,502
Innventure, Inc.(a) 2,272 2,931
Marex Group Ltd. 2,527 183,157
MarketWise, Inc. 89 1,602
Miami International Holdings,
Inc.* 3,109 133,283
Moelis & Co., Class
a
A 3,066 208,703
Patria Investments Ltd., Class
a
A 2,652 30,074
Perella Weinberg Partners,
Class
a
A 2,852 47,429
Piper Sandler Cos. 2,872 215,572
PJT Partners, Inc., Class
a
A 1,000 180,390
Ridgepost Capital, Inc., Class
a
A 2,453 21,096
SHARPLINK, Inc.* 7,638 65,916
Silvercrest Asset Management
Group, Inc., Class
a
A 252 2,530
StepStone Group, Inc., Class
a
A 3,157 164,985
StoneX Group, Inc.* 4,438 303,914
Value Line, Inc. 31 1,147
Victory Capital Holdings, Inc.,
Class
a
A 1,749 206,399
Virtus Investment Partners, Inc. 260 43,030
Wealthfront Corp.* 1,488 13,704
Webull Corp.* 13,651 129,411
Westwood Holdings Group, Inc. 302 5,850
WisdomTree, Inc. 5,537 133,220
2,828,333
Chemicals — 0.7%
AdvanSix, Inc. 1,090 18,323
Alto Ingredients, Inc.* 2,999 11,876
Ashland, Inc. 1,886 138,300
ASP Isotopes, Inc.(a) 4,730 19,015
Investments
Shares Value
Common Stocks (continued)
Aspen Aerogels, Inc.* 2,758 $ 13,597
Avient Corp. 3,795 167,208
Balchem Corp. 1,332 234,285
Cabot Corp. 2,122 175,511
Chemours Co. (The) 6,242 97,126
Core Molding Technologies,
Inc.* 341 8,542
Ecovyst, Inc.* 4,483 45,592
Flotek Industries, Inc.* 590 13,995
FMC Corp. 5,163 59,529
Hawkins, Inc. 800 96,216
HB Fuller Co. 2,266 124,517
Huntsman Corp. 6,825 65,383
Ingevity Corp.* 1,450 100,470
Innospec, Inc. 1,024 96,113
Intrepid Potash, Inc.* 453 17,517
Koppers Holdings, Inc. 741 33,990
Kronos Worldwide, Inc. 898 7,920
LSB Industries, Inc.* 2,437 26,003
Mativ Holdings, Inc. 2,237 26,598
Minerals Technologies, Inc. 1,278 90,636
Orion SA 2,278 14,215
Perimeter Solutions, Inc.* 6,177 188,398
PureCycle Technologies, Inc.(a) 5,925 38,690
Quaker Chemical Corp. 566 93,843
Rayonier Advanced Materials,
Inc.* 2,529 21,724
Sensient Technologies Corp. 1,752 236,415
Stepan Co. 893 55,911
Tronox Holdings plc 4,824 25,519
Valhi, Inc. 100 1,869
2,364,846
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. 2,400 111,912
ACCO Brands Corp. 3,744 16,024
ACV Auctions, Inc., Class
a
A* 6,944 48,816
BrightView Holdings, Inc.* 2,885 32,052
Brink's Co. (The) 1,699 185,072
Casella Waste Systems, Inc.,
Class
a
A* 2,598 239,666
Cimpress plc* 693 61,753
Civeo Corp.* 422 14,108
CompX International, Inc. 63 2,005
CoreCivic, Inc.* 3,991 132,581
Deluxe Corp. 1,822 42,088
Ennis, Inc. 1,014 21,639
Enviri Corp.* 1,068 23,795
GEO Group, Inc. (The)* 5,203 165,507
Healthcare Services Group,
Inc.* 2,822 62,056
HNI Corp. 2,939 142,336
Interface, Inc., Class
a
A 2,374 90,022
LanzaTech Global, Inc.* 65 412
Liquidity Services, Inc.* 969 40,388
MillerKnoll, Inc. 2,798 63,207
NLI Holdings, Inc. 347 2,315
Onterris, Inc.* 1,391 23,258
OPENLANE, Inc.* 4,339 154,468

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Perma-Fix Environmental
Services, Inc.* 716 $ 12,995
Pitney Bowes, Inc. 5,930 101,581
Quad/Graphics, Inc. 1,218 12,253
UniFirst Corp. 601 166,237
Vestis Corp.* 3,776 47,238
2,015,784
Communications Equipment — 0.4%
ADTRAN Holdings, Inc.* 3,123 24,203
Aviat Networks, Inc.* 481 9,586
BK Technologies Corp.* 124 8,974
Calix, Inc.* 2,407 91,755
Clearfield, Inc.* 467 13,548
Digi International, Inc.* 1,527 114,434
Extreme Networks, Inc.* 5,276 118,657
Harmonic, Inc.* 4,508 54,006
Inseego Corp.(a) 489 2,044
KVH Industries, Inc.* 506 3,825
Lantronix, Inc.* 1,443 7,648
NETGEAR, Inc.* 1,077 22,789
NetScout Systems, Inc.* 2,900 112,607
Ondas, Inc.(a) 19,825 151,760
Ribbon Communications, Inc.* 3,807 7,576
Viasat, Inc.* 5,158 346,979
Vistance Networks, Inc. 9,038 57,030
1,147,421
Construction & Engineering — 0.6%
Ameresco, Inc., Class
a
A* 1,332 29,464
Arcosa, Inc. 2,012 292,344
Argan, Inc. 558 237,144
Bowman Consulting Group
Ltd., Class
a
A* 589 25,086
Cardinal Infrastructure Group,
Inc., Class
a
A* 695 25,701
Centuri Holdings, Inc.* 3,596 73,394
Concrete Pumping Holdings,
Inc.* 848 7,657
Construction Partners, Inc.,
Class
a
A* 1,966 208,789
Fluor Corp.* 5,835 318,066
Granite Construction, Inc. 1,814 218,696
INNOVATE Corp.* 226 1,681
Legence Corp., Class
a
A* 2,387 127,872
Limbach Holdings, Inc.* 453 18,673
Matrix Service Co.* 1,108 11,977
MYR Group, Inc.* 636 185,343
NWPX Infrastructure, Inc.* 389 42,759
Orion Group Holdings, Inc.* 1,593 14,974
Shimmick Corp.* 209 738
Tutor Perini Corp. 1,863 164,913
2,005,271
Construction Materials — 0.1%
Knife River Corp.* 2,358 147,846
Smith-Midland Corp.* 113 2,970
Titan America SA(a) 1,025 15,293
Investments
Shares Value
Common Stocks (continued)
United States Lime & Minerals,
Inc. 448 $ 52,922
219,031
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 206 18,637
Bread Financial Holdings, Inc. 1,661 173,525
Consumer Portfolio Services,
Inc.* 373 3,443
Dave, Inc.* 415 149,201
Encore Capital Group, Inc.* 861 83,526
Enova International, Inc.* 990 224,453
FirstCash Holdings, Inc. 1,672 358,594
Green Dot Corp., Class
a
A* 2,231 29,650
Happen, Inc.* 4,654 81,817
Jefferson Capital, Inc. 917 19,083
LendingTree, Inc.* 462 12,954
Medallion Financial Corp. 686 8,108
Navient Corp. 2,606 24,783
Nelnet, Inc., Class
a
A 608 76,164
NerdWallet, Inc., Class
a
A* 1,344 13,279
Oportun Financial Corp.* 1,697 12,473
OppFi, Inc.* 1,053 7,297
PRA Group, Inc.* 1,556 29,284
PROG Holdings, Inc. 1,608 61,313
Regional Management Corp. 356 11,424
Upstart Holdings, Inc.* 3,474 99,634
World Acceptance Corp.* 101 18,565
1,517,207
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) 1,362 88,353
Chefs' Warehouse, Inc. (The)* 1,512 170,055
Grocery Outlet Holding Corp.* 3,845 45,948
Ingles Markets, Inc., Class
a
A 607 49,652
Natural Grocers by Vitamin
Cottage, Inc. 534 14,615
PriceSmart, Inc. 1,070 181,911
United Natural Foods, Inc.* 2,480 108,773
Village Super Market, Inc.,
Class
a
A 381 16,490
Weis Markets, Inc. 509 36,164
Yesway, Inc., Class
a
A* 643 16,017
727,978
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 5,754 29,230
Greif, Inc., Class
a
A 994 82,253
Greif, Inc., Class
a
B 197 20,811
Myers Industries, Inc. 1,540 49,419
O-I Glass, Inc.* 6,321 45,954
Ranpak Holdings Corp.,
Class
a
A* 1,985 9,429
TriMas Corp. 1,116 43,278
280,374
Distributors — 0.0%(b)
GigaCloud Technology, Inc.,
Class
a
A* 1,037 50,325
Gold. Com, Inc. 811 36,471

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Weyco Group, Inc. 249 $ 11,148
97,944
Diversified Consumer Services — 0.4%
American Public Education,
Inc.* 727 33,188
Carriage Services, Inc., Class
a
A 582 19,584
Coursera, Inc.* 8,942 58,302
Covista, Inc.* 1,397 184,865
Driven Brands Holdings, Inc.* 2,473 30,715
Frontdoor, Inc.* 2,910 235,332
Graham Holdings Co., Class
a
B 130 146,756
KinderCare Learning Cos., Inc.* 1,256 3,165
Laureate Education, Inc.* 4,967 186,412
Lincoln Educational Services
Corp.* 1,226 30,846
Matthews International Corp.,
Class
a
A 1,229 25,526
McGraw Hill, Inc.* 1,013 13,301
OneSpaWorld Holdings Ltd. 4,075 101,182
Perdoceo Education Corp. 2,584 85,892
Phoenix Education Partners,
Inc. 218 6,346
Strategic Education, Inc. 898 74,390
Stride, Inc.* 1,718 148,933
Universal Technical Institute,
Inc.* 1,947 41,140
1,425,875
Diversified REITs — 0.2%
AH Realty Trust, Inc., REIT 3,123 20,237
Alpine Income Property Trust,
Inc., REIT 632 12,299
American Assets Trust, Inc.,
REIT 2,021 45,392
Broadstone Net Lease, Inc.,
REIT 7,910 165,003
CTO Realty Growth, Inc., REIT 1,347 28,745
Essential Properties Realty
Trust, Inc., REIT 8,962 268,860
Gladstone Commercial Corp.,
REIT 1,996 25,888
Global Net Lease, Inc., REIT 7,830 71,879
NexPoint Diversified Real
Estate Trust, REIT 1,497 7,949
646,252
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 467 42,446
ATN International, Inc. 412 12,430
Bandwidth, Inc., Class
a
A* 1,206 58,407
Cogent Communications
Holdings, Inc. 2,002 19,099
IDT Corp., Class
a
B 674 45,980
Liberty Capital Corp., Class
a
A* 136 3,631
Liberty Capital Corp., Class
a
C* 1,362 35,453
Liberty Latin America Ltd.,
Class
a
A* 1,248 10,745
Liberty Latin America Ltd.,
Class
a
C* 5,284 45,178
Lumen Technologies, Inc.* 39,511 246,944
Investments
Shares Value
Common Stocks (continued)
Shenandoah
Telecommunications Co. 2,048 $ 25,334
Uniti Group, Inc.* 6,944 68,884
614,531
Electric Utilities — 0.3%
Genie Energy Ltd., Class
a
B 856 12,703
Hawaiian Electric Industries,
Inc.* 6,746 75,690
MGE Energy, Inc. 1,528 118,710
Otter Tail Corp. 1,588 143,666
Portland General Electric Co. 4,803 234,675
TXNM Energy, Inc. 4,234 243,921
829,365
Electrical Equipment — 0.4%
Allient, Inc. 605 56,876
American Superconductor
Corp.* 1,913 54,922
Amprius Technologies, Inc.* 5,581 55,140
Array Technologies, Inc.* 6,274 27,731
Atkore, Inc. 1,391 130,323
Babcock & Wilcox Enterprises,
Inc.* 5,448 41,078
ChargePoint Holdings, Inc.(a) 981 5,396
Energous Corp.* 218 2,415
Energy Vault Holdings, Inc.(a) 5,630 19,142
EnerSys 1,512 277,996
Enovix Corp.(a) 8,062 27,250
Eos Energy Enterprises, Inc.(a) 13,998 45,074
Espey Mfg. & Electronics Corp. 94 5,885
Fluence Energy, Inc.* 3,553 38,408
FuelCell Energy, Inc.* 2,205 37,992
GrafTech International Ltd.* 687 4,946
Hyliion Holdings Corp.* 5,191 18,013
LSI Industries, Inc. 1,363 26,701
NANO Nuclear Energy, Inc.(a) 1,767 32,318
Net Power, Inc.* 1,718 3,058
NuScale Power Corp., Class
a
A* 13,224 122,587
Plug Power, Inc.* 55,590 120,074
Power Solutions International,
Inc.* 351 12,745
Preformed Line Products Co. 102 40,887
SES AI Corp.(a) 10,235 5,319
Shoals Technologies Group,
Inc., Class
a
A* 6,928 47,942
Sunrun, Inc.* 9,492 81,347
Tigo Energy, Inc.* 1,577 1,687
1,343,252
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.* 1,183 12,623
ADI Global Distribution, Inc.* 2,793 61,083
Aeva Technologies, Inc.* 1,139 17,837
Arlo Technologies, Inc.* 4,407 57,952
Badger Meter, Inc. 1,210 163,919
Bel Fuse, Inc., Class
a
A 69 14,129
Bel Fuse, Inc., Class
a
B 496 123,640
Belden, Inc. 1,601 183,250
Benchmark Electronics, Inc. 1,464 102,890

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Climb Global Solutions, Inc. 677 $ 19,315
Crane NXT Co. 2,043 99,903
CTS Corp. 1,161 65,562
Daktronics, Inc.* 1,617 31,580
ePlus, Inc. 1,077 94,744
Evolv Technologies Holdings,
Inc.* 6,673 34,766
Forward Industries, Inc.(a) 2,520 15,977
Frequency Electronics, Inc.* 276 16,629
Insight Enterprises, Inc.* 1,169 183,556
Itron, Inc.* 1,814 175,976
Kimball Electronics, Inc.* 979 23,124
Knowles Corp.* 3,492 119,357
LightPath Technologies, Inc.,
Class
a
A* 2,247 22,605
Lightwave Logic, Inc.(a) 6,529 35,452
Methode Electronics, Inc. 1,424 25,960
Mirion Technologies, Inc.,
Class
a
A* 9,838 148,259
M-Tron Industries, Inc.* 168 12,795
Napco Security Technologies,
Inc. 1,418 51,388
nLight, Inc.* 2,271 95,995
Novanta, Inc.* 1,474 215,528
OSI Systems, Inc.* 651 135,349
Ouster, Inc.* 2,545 87,650
PC Connection, Inc. 449 35,862
Plexus Corp.* 1,100 263,417
Powerfleet, Inc.* 5,207 15,621
RF Industries Ltd.* 342 3,605
Richardson Electronics Ltd. 504 8,729
Rogers Corp.* 737 92,545
ScanSource, Inc.* 880 50,239
SmartRent, Inc., Class
a
A* 6,950 9,243
Syntec Optics Holdings, Inc.* 287 2,351
Unusual Machines, Inc.(a) 1,854 43,884
Vishay Intertechnology, Inc. 5,615 170,864
Vishay Precision Group, Inc.* 496 30,658
Vuzix Corp.* 2,823 7,368
3,183,179
Energy Equipment & Services — 1.0%
Archrock, Inc. 7,100 223,792
Atlas Energy Solutions, Inc.,
Class
a
A(a) 3,365 44,081
Borr Drilling Ltd.* 9,699 43,451
Bristow Group, Inc., Class
a
A 1,076 48,840
Cactus, Inc., Class
a
A 2,866 201,537
Core Laboratories, Inc. 1,892 23,518
Energy Services of America
Corp. 569 6,629
Expro Ltd.* 3,380 61,246
Flowco Holdings, Inc., Class
a
A 1,466 32,164
Forum Energy Technologies,
Inc.* 436 35,739
Helix Energy Solutions Group,
Inc.* 5,727 58,988
Helmerich & Payne, Inc. 3,997 174,189
HMH Holding, Inc., Class
a
A* 415 7,993
Innovex International, Inc.* 1,862 57,107
Investments
Shares Value
Common Stocks (continued)
Kodiak Gas Services, Inc. 4,107 $ 241,368
Liberty Energy, Inc., Class
a
A 6,557 129,238
Nabors Industries Ltd.* 584 54,686
National Energy Services
Reunited Corp.* 2,500 87,775
Natural Gas Services Group,
Inc. 480 16,896
Noble Corp. plc 5,225 239,462
Oceaneering International, Inc.* 4,093 211,854
Oil States International, Inc.* 2,323 20,489
Patterson-UTI Energy, Inc. 14,291 180,638
ProFrac Holding Corp.,
Class
a
A* 1,177 6,003
ProPetro Holding Corp.* 4,066 46,190
Ranger Energy Services, Inc.,
Class
a
A 771 12,876
RPC, Inc. 4,152 27,113
SEACOR Marine Holdings, Inc.* 904 8,633
Seadrill Ltd.* 2,585 125,941
Select Water Solutions, Inc.,
Class
a
A 4,627 90,226
Smart Sand, Inc. 1,226 6,461
Solaris Energy Infrastructure,
Inc., Class
a
A(a) 2,171 110,222
TETRA Technologies, Inc.* 5,293 36,522
Tidewater, Inc.* 2,035 189,499
Transocean Ltd.* 40,132 233,167
Valaris Ltd.* 2,338 201,933
3,296,466
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A* 25,299 66,789
Atlanta Braves Holdings, Inc.,
Class
a
A* 276 15,183
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,021 100,201
Cinemark Holdings, Inc. 4,326 154,049
CuriosityStream, Inc. 1,703 4,564
IMAX Corp.* 1,873 95,898
Lionsgate Studios Corp.* 8,077 91,512
Madison Square Garden
Entertainment Corp., Class
a
A* 1,621 125,936
Marcus Corp. (The) 920 26,156
Meridian Holdings, Inc.* 1 14
Playtika Holding Corp. 2,301 5,223
Reservoir Media, Inc.* 797 7,699
Sphere Entertainment Co.* 1,127 153,610
Starz Entertainment Corp.* 493 13,052
Stubhub Holdings, Inc.,
Class
a
A* 9,069 57,860
917,746
Financial Services — 0.9%
Acacia Research Corp.* 1,422 6,314
Alerus Financial Corp. 974 32,045
Better Home & Finance Holding
Co.* 323 4,470
Bladex, Inc., Class
a
E 1,206 65,028
Burford Capital Ltd. 8,306 34,470
Cannae Holdings, Inc. 1,622 25,303

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Cass Information Systems, Inc. 473 $ 26,540
Compass Diversified Holdings* 2,767 31,987
Dlocal Ltd., Class
a
A 3,698 54,841
Enact Holdings, Inc. 1,127 54,321
Essent Group Ltd. 3,711 250,715
EVERTEC, Inc. 2,537 75,171
Federal Agricultural Mortgage
Corp., Class
a
C 381 83,782
Finance of America Cos., Inc.,
Class
a
A* 159 2,822
Flywire Corp.* 4,877 92,127
HA Sustainable Infrastructure
Capital, Inc. 5,241 207,282
International Money Express,
Inc.* 1,137 16,452
Jackson Financial, Inc., Class
a
A 2,687 358,526
loanDepot, Inc., Class
a
A* 4,632 4,375
Marqeta, Inc., Class
a
A* 3,560 58,455
Merchants Bancorp 1,028 54,114
NCR Atleos Corp.* 3,007 138,081
NewtekOne, Inc. 1,036 12,214
NMI Holdings, Inc., Class
a
A* 3,122 138,461
Onity Group, Inc.* 287 9,827
Pagseguro Digital Ltd., Class
a
A 6,777 61,129
Paymentus Holdings, Inc.,
Class
a
A* 2,418 86,081
Payoneer Global, Inc.* 10,744 76,390
Paysafe Ltd.(a) 989 6,369
Paysign, Inc.* 1,807 22,515
PennyMac Financial Services,
Inc. 1,218 89,048
Priority Technology Holdings,
Inc.* 1,394 7,402
Radian Group, Inc. 5,553 199,131
Remitly Global, Inc.* 7,717 206,353
Repay Holdings Corp., Class
a
A* 2,649 9,510
Security National Financial
Corp., Class
a
A* 683 5,942
Sezzle, Inc.(a) 666 80,286
StoneCo Ltd., Class
a
A 9,430 91,471
Velocity Financial, Inc.* 502 9,011
Walker & Dunlop, Inc. 1,374 55,688
Waterstone Financial, Inc. 618 12,953
2,857,002
Food Products — 0.2%
Alico, Inc. 236 9,376
B&G Foods, Inc.(a) 3,197 11,093
BRC, Inc., Class
a
A(a) 315 2,533
Cal-Maine Foods, Inc. 1,778 140,320
Del Monte Corp. 1,350 42,768
Dole plc 3,194 44,237
Flowers Foods, Inc. 7,762 53,713
Forafric Global plc* 228 2,483
J & J Snack Foods Corp. 618 54,495
John B Sanfilippo & Son, Inc. 330 24,318
Lifeway Foods, Inc.* 230 5,987
Limoneira Co. 683 9,398
Mama's Creations, Inc.* 1,527 24,783
Marzetti Co. (The) 809 91,134
Investments
Shares Value
Common Stocks (continued)
Mission Produce, Inc.(a) 2,328 $ 29,612
Once Upon a Farm PBC(a) 527 9,128
Seneca Foods Corp., Class
a
A* 184 36,485
Simply Good Foods Co. (The)* 3,417 39,125
Utz Brands, Inc. 3,000 42,600
Vital Farms, Inc.* 1,479 15,796
Westrock Coffee Co.(a) 1,524 11,872
701,256
Gas Utilities — 0.4%
Brookfield Infrastructure Corp.,
Class
a
A 5,130 196,069
Chesapeake Utilities Corp. 986 131,670
New Jersey Resources Corp. 4,181 223,014
Northwest Natural Holding Co. 1,745 85,627
ONE Gas, Inc. 2,591 205,389
RGC Resources, Inc. 345 7,386
Southwest Gas Holdings, Inc. 3,000 264,990
Spire, Inc. 2,408 197,071
1,311,216
Ground Transportation — 0.2%
ArcBest Corp. 908 125,277
Covenant Logistics Group, Inc.,
Class
a
A 628 22,200
FTAI Infrastructure, Inc.(a) 4,475 15,573
Heartland Express, Inc. 1,578 19,504
Hertz Global Holdings, Inc.(a) 5,223 11,856
Marten Transport Ltd. 2,409 34,738
PAMT Corp.* 198 2,402
Proficient Auto Logistics, Inc.(a) 1,003 5,055
RXO, Inc.* 6,816 144,840
Universal Logistics Holdings,
Inc.(a) 290 5,417
Werner Enterprises, Inc. 2,466 96,618
483,480
Health Care Equipment & Supplies — 1.2%
Acme United Corp. 140 8,725
Alphatec Holdings, Inc.* 5,038 47,206
AngioDynamics, Inc.* 1,512 24,389
Anteris Technologies Global
Corp.* 3,318 28,568
Artivion, Inc.* 1,855 50,066
AtriCure, Inc.* 2,028 98,054
Axogen, Inc.* 2,138 108,525
Beta Bionics, Inc.* 1,654 32,997
Bioventus, Inc., Class
a
A* 1,958 26,727
Butterfly Network, Inc.* 8,549 67,452
CapsoVision, Inc.(a) 1,417 8,275
Carlsmed, Inc.* 344 5,604
Ceribell, Inc.* 1,118 26,810
Cerus Corp.* 8,079 21,329
ClearPoint Neuro, Inc.* 1,145 17,335
CONMED Corp. 1,250 62,312
CVRx, Inc.* 626 1,853
Delcath Systems, Inc.* 1,167 19,209
DENTSPLY SIRONA, Inc. 8,314 92,867
Electromed, Inc.* 272 7,608
Embecta Corp. 2,430 12,490

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Enovis Corp.* 2,363 $ 58,106
Establishment Labs Holdings,
Inc.* 1,100 76,263
Glaukos Corp.* 2,342 420,530
Haemonetics Corp.* 1,915 197,379
Hyperfine, Inc., Class
a
A* 3,180 2,621
ICU Medical, Inc.* 1,004 173,642
Inogen, Inc.* 1,006 5,402
Inspire Medical Systems, Inc.* 1,179 74,265
Integer Holdings Corp.* 1,393 174,473
Integra LifeSciences Holdings
Corp.* 2,781 47,055
iRadimed Corp. 345 29,801
IRhythm Holdings, Inc.* 1,344 159,855
Kestra Medical Technologies
Ltd.* 1,086 27,964
KORU Medical Systems, Inc.* 1,833 6,049
Lantheus Holdings, Inc.* 2,653 267,847
LeMaitre Vascular, Inc. 887 71,208
LivaNova plc* 2,282 182,126
Lucid Diagnostics, Inc.* 6,039 5,910
Merit Medical Systems, Inc.* 2,430 220,304
MiniMed Group, Inc.* 1,168 23,664
Neogen Corp.* 9,000 104,040
NeuroPace, Inc.* 1,076 15,763
Novocure Ltd.* 4,344 76,672
Omnicell, Inc.* 1,853 65,151
OraSure Technologies, Inc.* 2,663 9,560
Orchestra BioMed Holdings,
Inc.* 1,619 8,160
Orthofix Medical, Inc.* 1,641 15,409
OrthoPediatrics Corp.* 718 16,737
Procept Biorobotics Corp.* 2,280 48,336
Pro-Dex, Inc.* 84 5,216
Pulse Biosciences, Inc.* 753 37,898
QuidelOrtho Corp.* 2,799 40,390
RxSight, Inc.* 1,619 11,867
Sanara Medtech, Inc.* 137 4,779
Senseonics Holdings, Inc.* 1,603 14,796
Shoulder Innovations, Inc.* 427 8,950
SI-BONE, Inc.* 1,786 33,970
Sight Sciences, Inc.* 1,599 13,592
STAAR Surgical Co.* 1,379 31,152
Stereotaxis, Inc.* 2,770 3,989
Strive, Inc., Class
a
A(a) 2,580 62,488
Tactile Systems Technology,
Inc.* 930 21,371
Tandem Diabetes Care, Inc.* 2,836 62,420
TransMedics Group, Inc.* 1,394 118,309
UFP Technologies, Inc.* 311 92,662
Utah Medical Products, Inc. 124 8,820
Varex Imaging Corp.* 1,719 31,784
3,957,146
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.* 3,780 104,177
Accendra Health, Inc.* 2,929 3,544
AdaptHealth Corp., Class
a
A* 4,183 23,383
Addus HomeCare Corp.* 757 86,805
agilon health, Inc.* 505 44,384
Investments
Shares Value
Common Stocks (continued)
AirSculpt Technologies, Inc.* 393 $ 990
Alignment Healthcare, Inc.* 8,295 111,153
AMN Healthcare Services, Inc.* 1,599 54,814
Ardent Health, Inc.* 956 10,344
Astrana Health, Inc.* 1,852 70,580
Aveanna Healthcare Holdings,
Inc.* 3,174 42,595
BrightSpring Health Services,
Inc.* 6,635 387,484
Brookdale Senior Living, Inc.* 9,740 114,835
Castle Biosciences, Inc.* 1,215 40,132
Clover Health Investments
Corp., Class
a
A* 17,082 70,890
Community Health Systems,
Inc.* 5,276 15,406
Concentra Group Holdings
Parent, Inc. 4,791 161,648
CorVel Corp.* 1,199 82,587
Fulgent Genetics, Inc.* 785 15,205
GeneDx Holdings Corp.,
Class
a
A* 813 68,951
Guardian Pharmacy Services,
Inc., Class
a
A* 734 27,224
HealthEquity, Inc.* 3,445 332,580
Hims & Hers Health, Inc.* 8,776 259,594
Hinge Health, Inc., Class
a
A* 1,698 157,167
InfuSystem Holdings, Inc.* 783 9,513
Innovage Holding Corp.* 891 9,623
LifeStance Health Group, Inc.* 7,777 96,124
Lumexa Imaging Holdings, Inc.* 770 8,986
National HealthCare Corp. 527 114,111
NeoGenomics, Inc.* 5,344 95,711
NRC Health 480 10,051
Nutex Health, Inc.(a) 203 38,318
Omada Health, Inc.* 1,446 35,499
OPKO Health, Inc.* 16,365 24,057
Option Care Health, Inc.* 6,482 152,003
PACS Group, Inc.* 1,890 79,966
Pediatrix Medical Group, Inc.* 3,386 88,815
Pennant Group, Inc. (The)* 1,387 50,986
Privia Health Group, Inc.* 4,909 100,585
Progyny, Inc.* 2,774 70,987
RadNet, Inc.* 2,905 220,257
SBC Medical Group Holdings,
Inc.* 782 3,144
Sonida Senior Living, Inc.* 1,172 43,950
Starling Oncology, Inc.* 3,110 18,380
Strata Critical Medical, Inc.* 2,772 15,690
Surgery Partners, Inc.* 3,246 45,087
U.S. Physical Therapy, Inc. 617 47,966
Viemed Healthcare, Inc.* 1,385 12,243
3,678,524
Health Care REITs — 0.3%
CareTrust REIT, Inc. 9,233 359,625
Chiron Real Estate, Inc., REIT 518 18,907
Community Healthcare Trust,
Inc., REIT 1,123 16,519
Diversified Healthcare Trust,
REIT 9,066 68,630
LTC Properties, Inc., REIT 2,020 81,447

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
National Health Investors, Inc.,
REIT 1,974 $ 140,371
National Healthcare Properties,
Inc., Class
a
A, REIT 1,850 29,711
Sabra Health Care REIT, Inc. 10,380 211,648
Strawberry Fields REIT, Inc. 326 4,398
Universal Health Realty Income
Trust, REIT 531 21,760
953,016
Health Care Technology — 0.2%
Certara, Inc.* 4,718 39,112
Claritev Corp.(a) 395 15,733
Evolent Health, Inc., Class
a
A* 4,654 20,943
HealthStream, Inc. 970 28,178
HeartFlow, Inc.* 3,263 164,423
LifeMD, Inc.* 1,633 5,046
Phreesia, Inc.* 2,020 24,664
Schrodinger, Inc.* 2,354 45,903
Simulations Plus, Inc.* 697 12,825
Teladoc Health, Inc.* 7,396 46,891
Waystar Holding Corp.* 4,546 119,014
522,732
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc. 8,934 142,497
Braemar Hotels & Resorts, Inc.,
REIT 2,397 4,842
Chatham Lodging Trust, REIT 1,836 23,923
DiamondRock Hospitality Co.,
REIT 8,405 103,466
Park Hotels & Resorts, Inc.,
REIT 7,669 117,336
Pebblebrook Hotel Trust, REIT 4,608 83,497
RLJ Lodging Trust, REIT 5,083 56,116
Ryman Hospitality Properties,
Inc., REIT 2,761 349,984
Service Properties Trust, REIT 4,769 37,198
Summit Hotel Properties, Inc.,
REIT 4,243 24,822
Sunstone Hotel Investors, Inc.,
REIT 7,417 82,848
Xenia Hotels & Resorts, Inc.,
REIT 3,808 71,400
1,097,929
Hotels, Restaurants & Leisure — 0.8%
Accel Entertainment, Inc.,
Class
a
A* 2,112 24,584
Bally's Corp.* 417 3,736
Biglari Holdings, Inc., Class
a
A* 2 3,915
Biglari Holdings, Inc., Class
a
B* 28 10,877
BJ's Restaurants, Inc.* 785 49,918
Black Rock Coffee Bar, Inc.,
Class
a
A* 718 6,857
Bloomin' Brands, Inc.* 3,501 36,060
Brightstar Lottery plc 3,989 44,956
Brinker International, Inc.* 1,766 403,531
Cheesecake Factory, Inc. (The) 1,922 210,440
Cracker Barrel Old Country
Store, Inc.(a) 922 50,931
Investments
Shares Value
Common Stocks (continued)
Dave & Buster's Entertainment,
Inc.* 1,107 $ 9,930
Dine Brands Global, Inc. 511 16,904
El Pollo Loco Holdings, Inc.* 1,169 17,851
First Watch Restaurant Group,
Inc.* 2,522 31,979
Genius Sports Ltd.* 9,678 71,811
Global Business Travel Group I* 5,138 48,605
Hilton Grand Vacations, Inc.* 2,304 97,713
Inspired Entertainment, Inc.* 1,027 5,987
Jack in the Box, Inc.* 726 11,986
Krispy Kreme, Inc.* 3,267 11,173
Kura Sushi USA, Inc., Class
a
A* 281 12,830
Life Time Group Holdings, Inc.* 5,948 249,935
Lindblad Expeditions Holdings,
Inc.* 2,031 53,943
Marriott Vacations Worldwide
Corp. 1,145 119,378
Monarch Casino & Resort, Inc. 497 59,864
Nathan's Famous, Inc. 119 11,645
Navan, Inc., Class
a
A* 4,237 123,127
Papa John's International, Inc.
(a) 1,348 31,651
Penn Entertainment, Inc.* 5,251 87,744
Portillo's, Inc., Class
a
A* 2,734 12,494
Pursuit Attractions and
Hospitality, Inc.* 854 40,992
RCI Hospitality Holdings, Inc. 275 8,011
Red Rock Resorts, Inc., Class
a
A 1,953 109,681
Rush Street Interactive, Inc.* 4,123 106,209
Sabre Corp.* 13,846 30,046
Serve Robotics, Inc.(a) 2,914 14,191
Shake Shack, Inc., Class
a
A* 1,607 110,706
Six Flags Entertainment Corp.* 3,938 59,267
Super Group SGHC Ltd. 6,665 90,244
Sweetgreen, Inc., Class
a
A* 4,309 29,991
Target Hospitality Corp.* 1,652 30,595
United Parks & Resorts, Inc.* 802 32,088
Venu Holding Corp.* 1,952 3,748
Wendy's Co. (The)(a) 6,602 54,797
Xponential Fitness, Inc.,
Class
a
A* 1,451 7,908
2,660,829
Household Durables — 0.6%
Beazer Homes USA, Inc.* 1,012 33,578
Cavco Industries, Inc.* 320 178,922
Century Communities, Inc. 1,035 69,914
Champion Homes, Inc.* 2,264 202,107
Cricut, Inc., Class
a
A 2,031 11,983
Dream Finders Homes, Inc.,
Class
a
A* 1,152 16,186
Ethan Allen Interiors, Inc. 964 22,799
Flexsteel Industries, Inc. 136 10,817
GoPro, Inc., Class
a
A(a) 5,466 4,789
Green Brick Partners, Inc.* 1,253 90,492
Hamilton Beach Brands Holding
Co., Class
a
A 295 9,266
Helen of Troy Ltd.* 950 28,595
Hovnanian Enterprises, Inc.,
Class
a
A* 195 24,205

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Installed Building Products, Inc. 969 $ 235,302
KB Home 2,492 132,824
La-Z-Boy, Inc. 1,653 52,301
Legacy Housing Corp.* 363 10,211
LGI Homes, Inc.* 847 47,381
Lifetime Brands, Inc. 496 4,687
Lovesac Co. (The)* 579 9,030
M/I Homes, Inc.* 1,045 155,507
Meritage Homes Corp. 2,712 188,294
Newell Brands, Inc. 17,474 109,213
Sonos, Inc.* 4,939 77,048
XMAX, Inc.(a) 2,491 22,344
1,747,795
Household Products — 0.1%
Central Garden & Pet Co.* 338 14,527
Central Garden & Pet Co.,
Class
a
A* 2,049 76,243
Energizer Holdings, Inc. 2,527 55,038
Oil-Dri Corp. of America 406 36,532
Spectrum Brands Holdings, Inc. 924 79,751
WD-40 Co. 556 119,067
381,158
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 1,433 23,759
Montauk Renewables, Inc.* 2,784 4,789
Ormat Technologies, Inc. 2,553 260,406
288,954
Industrial Conglomerates — 0.0%(b)
Brookfield Business Corp.,
Class
a
A 2,843 77,870
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 2,308 19,053
Innovative Industrial Properties,
Inc., REIT 1,172 66,710
LXP Industrial Trust, REIT 2,390 145,097
One Liberty Properties, Inc.,
REIT 718 17,182
Terreno Realty Corp., REIT 4,349 287,947
535,989
Insurance — 0.9%
Abacus Global Management,
Inc. 1,141 10,954
Accelerant Holdings, Class
a
A* 2,481 48,950
American Coastal Insurance
Corp. 1,024 9,697
American Integrity Insurance
Group, Inc. 493 12,818
AMERISAFE, Inc. 769 20,025
Ategrity Specialty Holdings
LLC* 378 9,930
Baldwin Insurance Group, Inc.
(The), Class
a
A* 3,983 122,876
Bowhead Specialty Holdings,
Inc.* 744 24,939
Investments
Shares Value
Common Stocks (continued)
Citizens, Inc., Class
a
A* 1,868 $ 7,024
CNO Financial Group, Inc. 3,813 208,914
Crawford & Co., Class
a
A 666 8,738
Donegal Group, Inc., Class
a
A 702 13,422
Employers Holdings, Inc. 757 37,161
Exzeo Group, Inc.* 334 5,605
F&G Annuities & Life, Inc. 1,446 34,415
Genworth Financial, Inc.,
Class
a
A* 15,677 155,829
Goosehead Insurance, Inc.,
Class
a
A* 951 65,286
Greenlight Capital Re Ltd.,
Class
a
A* 1,067 16,176
Hamilton Insurance Group Ltd.,
Class
a
B 1,889 66,417
HCI Group, Inc. 458 85,064
Heritage Insurance Holdings,
Inc.* 1,006 33,822
Hippo Holdings, Inc.* 777 25,540
Horace Mann Educators Corp. 1,655 84,223
Investors Title Co. 60 17,664
James River Group Holdings,
Inc. 1,520 6,095
Kemper Corp. 2,425 68,336
Kingstone Cos., Inc. 474 9,314
Kingsway Corp.* 879 9,062
Lemonade, Inc.* 2,921 152,564
MBIA, Inc.* 1,885 9,105
Mercury General Corp. 1,108 112,972
Neptune Insurance Holdings,
Inc., Class
a
A* 1,549 51,597
NI Holdings, Inc.* 275 4,125
Octave Specialty Group, Inc.* 1,680 7,325
Oscar Health, Inc., Class
a
A* 9,801 293,638
Palomar Holdings, Inc. 1,080 143,176
Pelagos Insurance Capital Ltd. 1,786 43,596
Porch Group, Inc.* 3,960 67,280
Root, Inc., Class
a
A* 524 29,077
Safety Insurance Group, Inc. 598 62,037
Selective Insurance Group, Inc. 2,477 226,125
SiriusPoint Ltd.* 4,314 104,356
Skyward Specialty Insurance
Group, Inc.* 1,705 97,884
Slide Insurance Holdings, Inc. 2,691 62,566
Stewart Information Services
Corp. 1,245 85,469
Tiptree, Inc., Class
a
A 960 17,779
Trupanion, Inc.* 1,378 40,169
United Fire Group, Inc. 882 47,513
Universal Insurance Holdings,
Inc. 1,031 44,312
2,920,961
Interactive Media & Services — 0.2%
Angi, Inc., Class
a
A* 1,194 5,552
Bumble, Inc., Class
a
A(a) 4,117 11,281
Cargurus, Inc., Class
a
A* 3,060 109,120
Cars.com, Inc.* 1,848 21,622
EverQuote, Inc., Class
a
A* 1,149 29,230
fuboTV, Inc., Class
a
A(a) 1,172 12,341
Grindr, Inc.* 1,067 16,517

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
MediaAlpha, Inc., Class
a
A* 1,253 $ 15,813
Nextdoor Holdings, Inc.* 9,526 21,433
QuinStreet, Inc.* 2,243 43,604
RUM Group, Inc.* 4,589 41,117
Shutterstock, Inc. 1,056 5,850
Taboola.com Ltd.* 5,184 19,336
TripAdvisor, Inc.* 4,640 44,173
Trump Media & Technology
Group Corp.* 6,628 64,755
Webtoon Entertainment, Inc.(a) 866 9,128
WeShop Holdings Ltd.,
Class
a
A(a) 58 292
Yelp, Inc., Class
a
A* 2,176 48,634
Ziff Davis, Inc.* 1,418 78,203
ZipRecruiter, Inc., Class
a
A* 2,670 11,374
ZoomInfo Technologies, Inc.,
Class
a
A* 10,000 42,400
651,775
IT Services — 0.2%
Backblaze, Inc., Class
a
A* 2,381 33,643
BigBear.ai Holdings, Inc.(a) 19,858 62,156
Brand Engagement Network,
Inc.* 182 2,049
Commerce.com, Inc., Series 1* 3,087 7,440
Crexendo, Inc.* 751 4,611
DXC Technology Co.* 6,992 79,010
Everforth, Inc.* 1,653 53,590
Fastly, Inc., Class
a
A* 6,221 141,777
Globant SA* 1,754 71,405
Grid Dynamics Holdings, Inc.* 2,695 21,506
Hackett Group, Inc. (The) 913 10,235
Information Services Group,
Inc. 1,428 7,311
Rackspace Technology, Inc.(a) 3,742 11,712
SharonAI Holdings, Inc.(a) 174 9,546
TSS, Inc.* 995 7,831
Tucows, Inc., Class
a
A(a) 283 2,994
Unisys Corp.* 2,661 7,185
Whitefiber, Inc.(a) 462 8,741
542,742
Leisure Products — 0.2%
Acushnet Holdings Corp. 1,136 98,139
Callaway Golf Co.* 5,733 90,065
Escalade, Inc. 345 6,955
Funko, Inc., Class
a
A* 1,719 11,552
JAKKS Pacific, Inc. 378 9,492
Johnson Outdoors, Inc.,
Class
a
A 264 11,880
Latham Group, Inc.* 2,103 14,868
Malibu Boats, Inc., Class
a
A* 814 21,945
MasterCraft Boat Holdings,
Inc.* 748 17,414
Peloton Interactive, Inc.,
Class
a
A* 16,613 89,046
Polaris, Inc. 2,224 143,537
Smith & Wesson Brands, Inc. 1,818 23,125
Sturm Ruger & Co., Inc. 564 21,415
Investments
Shares Value
Common Stocks (continued)
Tron, Inc.* 2,099 $ 3,673
563,106
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class
a
A* 4,842 302,383
Adaptive Biotechnologies
Corp.* 6,258 155,949
Alamar Biosciences, Inc.* 540 16,492
Alpha Teknova, Inc.(a) 455 3,267
Azenta, Inc.* 1,707 55,734
BioLife Solutions, Inc.* 1,732 64,205
Codexis, Inc.* 3,510 5,967
CryoPort, Inc.* 2,012 32,192
Cytek Biosciences, Inc.* 4,939 23,608
Fortrea Holdings, Inc.* 3,921 72,029
Ginkgo Bioworks Holdings,
Inc.* 1,935 13,177
Lifecore Biomedical, Inc.* 1,148 5,120
Maravai LifeSciences Holdings,
Inc., Class
a
A* 4,581 34,999
Mesa Laboratories, Inc. 218 27,876
Nautilus Biotechnology, Inc.,
Class
a
A* 2,021 1,965
OmniAb, Inc.* 4,468 19,570
Pacific Biosciences of
California, Inc.* 11,463 15,532
Personalis, Inc.* 2,754 46,212
Quanterix Corp.* 1,734 4,630
900,907
Machinery — 1.2%
3D Systems Corp.* 5,894 19,332
Aebi Schmidt Holding AG 1,525 19,291
AirJoule Technologies Corp.* 1,321 5,984
Alamo Group, Inc. 430 70,769
Albany International Corp.,
Class
a
A 1,176 65,186
Alliance Laundry Holdings, Inc.* 2,589 59,314
Astec Industries, Inc. 946 40,252
Atmus Filtration Technologies,
Inc. 3,391 160,157
Blue Bird Corp.* 1,297 75,420
CECO Environmental Corp.* 2,144 152,653
Columbus McKinnon Corp. 1,165 20,574
Commercial Vehicle Group,
Inc.* 1,265 3,921
Douglas Dynamics, Inc. 947 38,893
Elmet Group Co. (The)* 405 6,646
Energy Recovery, Inc.* 2,123 16,368
Enerpac Tool Group Corp.,
Class
a
A 2,119 79,081
Enpro, Inc. 875 259,192
ESCO Technologies, Inc. 1,076 293,780
Federal Signal Corp. 2,480 290,160
Franklin Electric Co., Inc. 1,555 155,640
FreightCar America, Inc.* 603 4,155
Gencor Industries, Inc.* 426 7,907
Gorman-Rupp Co. (The) 869 65,523
Graham Corp.* 436 38,024
Greenbrier Cos., Inc. (The) 1,256 56,608

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Helios Technologies, Inc. 1,357 $ 99,088
Hillman Solutions Corp.* 8,104 62,401
Hyster-Yale, Inc. 458 15,508
JBT Marel Corp. 2,157 252,089
Kadant, Inc. 489 146,279
Kennametal, Inc. 3,152 92,480
L B Foster Co., Class
a
A* 403 15,116
Lindsay Corp. 424 48,722
Luxfer Holdings plc 1,096 18,829
Manitowoc Co., Inc. (The)* 1,439 27,945
Mayville Engineering Co., Inc.* 595 11,519
Microvast Holdings, Inc.(a) 8,590 6,168
Miller Industries, Inc. 449 25,153
Mueller Water Products, Inc.,
Class
a
A 6,388 154,206
Omega Flex, Inc. 146 3,889
Palladyne AI Corp.(a) 1,470 8,394
Park-Ohio Holdings Corp. 410 18,503
Perma-Pipe International
Holdings, Inc.* 302 8,284
Proto Labs, Inc.* 979 78,379
Richtech Robotics, Inc.,
Class
a
B(a) 7,598 14,208
Standex International Corp. 495 143,382
Taylor Devices, Inc.* 131 7,863
Tennant Co. 730 50,808
Terex Corp. 4,679 297,163
Titan International, Inc.* 2,158 15,516
Trinity Industries, Inc. 3,280 94,530
Twin Disc, Inc. 468 10,741
Velo3D, Inc.(a) 671 7,992
Wabash National Corp. 1,616 21,800
Worthington Enterprises, Inc. 1,272 73,064
3,834,849
Marine Transportation — 0.1%
Costamare Bulkers Holdings
Ltd.* 345 7,062
Costamare, Inc. 1,831 27,978
Genco Shipping & Trading Ltd. 1,325 34,755
Himalaya Shipping Ltd. 1,203 20,138
Matson, Inc. 1,240 278,764
Pangaea Logistics Solutions
Ltd. 1,454 11,807
Safe Bulkers, Inc. 2,246 19,383
399,887
Media — 0.2%
Advantage Solutions, Inc.(a) 176 5,803
AMC Global Media, Inc.,
Class
a
A(a) 1,288 16,216
Boston Omaha Corp., Class
a
A* 895 12,342
Cable One, Inc.* 213 5,832
Clear Channel Outdoor
Holdings, Inc.* 15,891 37,662
DoubleVerify Holdings, Inc.* 5,731 76,795
Entravision Communications
Corp., Class
a
A 2,600 20,774
EW Scripps Co. (The), Class
a
A* 2,348 7,772
GD Culture Group Ltd.* 14 21
Investments
Shares Value
Common Stocks (continued)
Gray Media, Inc. 3,605 $ 17,592
Ibotta, Inc., Class
a
A* 404 15,033
iHeartMedia, Inc., Class
a
A* 5,009 13,624
John Wiley & Sons, Inc.,
Class
a
A 1,604 84,034
Lee Enterprises, Inc.(a) 267 2,136
Magnite, Inc.* 5,864 137,745
MNTN, Inc., Class
a
A* 1,905 25,051
National CineMedia, Inc. 2,710 6,829
Newsmax, Inc., Class
a
B* 1,958 21,068
Nexxen International Ltd.* 1,232 12,012
Optimum Communications,
Inc., Class
a
A* 10,827 10,530
PubMatic, Inc., Class
a
A* 1,586 26,375
Scholastic Corp. 619 23,770
Sinclair, Inc. 1,716 24,196
Stagwell, Inc., Class
a
A* 4,245 36,847
TechTarget, Inc.* 1,241 4,803
USA Today Co., Inc.* 5,573 35,054
679,916
Metals & Mining — 0.8%
Alpha Metallurgical Resources,
Inc.* 436 102,765
American Battery Technology
Co.(a) 5,258 14,197
Ampco-Pittsburgh Corp.* 657 5,637
Caledonia Mining Corp. plc 685 17,337
Century Aluminum Co.* 2,850 130,445
Commercial Metals Co. 4,582 309,148
Compass Minerals
International, Inc.* 1,304 32,417
Constellium SE, Class
a
A* 5,503 145,444
Contango Silver & Gold, Inc.* 1,067 20,807
Critical Metals Corp.(a) 2,757 19,878
Dakota Gold Corp.* 4,742 28,831
Elemental Royalty Corp. 1,451 31,226
Ferroglobe plc 4,910 20,180
Friedman Industries, Inc. 279 12,067
Hycroft Mining Holding Corp.,
Class
a
A* 2,216 51,921
Idaho Strategic Resources, Inc.* 623 20,272
Ivanhoe Electric, Inc.* 4,929 54,515
Kaiser Aluminum Corp. 672 106,700
Lifezone Metals Ltd.* 1,583 7,329
Materion Corp. 853 201,376
McEwen, Inc.* 2,123 42,800
Metallus, Inc.* 1,490 29,085
NioCorp Developments Ltd.* 5,820 24,386
Novagold Resources, Inc.* 14,159 121,767
Perpetua Resources Corp.* 3,493 87,115
Ramaco Resources, Inc.,
Class
a
A* 1,782 25,376
Ramaco Resources, Inc.,
Class
a
B* 287 2,170
REalloys, Inc.(a) 2,311 23,919
Ryerson Holding Corp. 1,840 46,110
Silver Bow Mining Corp.* 218 1,921
SSR Mining, Inc. 8,968 337,286
SunCoke Energy, Inc. 3,504 36,196

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Tredegar Corp.* 1,128 $ 8,674
U.S. Gold Corp.(a) 584 9,233
U.S. GoldMining, Inc.* 120 1,074
United States Antimony Corp.
(a) 5,436 26,473
USA Rare Earth, Inc.* 7,890 140,600
Vista Gold Corp.* 5,871 12,799
Vox Royalty Corp. 2,534 13,924
Warrior Met Coal, Inc. 2,158 233,582
Worthington Steel, Inc. 1,357 46,749
2,603,731
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ACRES Commercial Realty
Corp.* 234 3,260
Adamas Trust, Inc. 3,469 33,788
Angel Oak Mortgage REIT, Inc. 685 5,686
Arbor Realty Trust, Inc.(a) 7,797 39,063
Ares Commercial Real Estate
Corp. 2,169 9,912
ARMOUR Residential REIT, Inc. 5,167 83,809
Blackstone Mortgage Trust,
Inc., Class
a
A 6,561 91,198
BrightSpire Capital, Inc.,
Class
a
A 5,011 23,802
Chicago Atlantic Real Estate
Finance, Inc. 767 8,345
Chimera Investment Corp. 3,423 39,228
Claros Mortgage Trust, Inc.* 3,912 6,220
Dynex Capital, Inc. 8,912 114,876
Ellington Financial, Inc. 5,063 67,743
Franklin BSP Realty Trust, Inc. 3,155 26,407
Invesco Mortgage Capital, Inc.
(a) 3,704 27,076
KKR Real Estate Finance Trust,
Inc. 2,199 16,756
Ladder Capital Corp., Class
a
A 4,654 45,609
MFA Financial, Inc. 4,152 36,621
Nexpoint Real Estate Finance,
Inc. 291 5,014
Orchid Island Capital, Inc.(a) 8,360 55,092
PennyMac Mortgage
Investment Trust 3,596 33,515
Ready Capital Corp. 5,898 10,439
Redwood Trust, Inc. 5,127 23,687
Seven Hills Realty Trust(a) 907 6,866
TPG Mortgage Investment
Trust, Inc. 1,217 8,190
TPG RE Finance Trust, Inc. 2,889 22,332
844,534
Multi-Utilities — 0.2%
Avista Corp. 3,409 126,678
Black Hills Corp. 3,160 226,509
Northwestern Energy Group,
Inc. 2,547 176,151
Unitil Corp. 734 39,298
568,636
Investments
Shares Value
Common Stocks (continued)
Office REITs — 0.2%
Brandywine Realty Trust, REIT 6,902 $ 20,844
COPT Defense Properties, REIT 4,718 169,848
Douglas Emmett, Inc., REIT 6,733 77,834
Easterly Government
Properties, Inc., Class
a
A, REIT 1,814 44,497
Empire State Realty Trust, Inc.,
Class
a
A, REIT 5,842 26,464
Hudson Pacific Properties, Inc.,
REIT* 2,176 27,352
JBG SMITH Properties, REIT(a) 2,449 29,511
NET Lease Office Properties,
REIT 613 7,001
Orion Properties, Inc., REIT 2,184 6,224
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 5,154 49,324
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,085 25,443
SL Green Realty Corp., REIT 2,961 165,757
650,099
Oil, Gas & Consumable Fuels — 1.7%
Aemetis, Inc.* 2,634 4,926
American Resources Corp.(a) 3,602 8,501
Amplify Energy Corp.* 1,452 7,144
Ardmore Shipping Corp. 1,455 25,302
BKV Corp.* 1,319 31,867
California Resources Corp. 2,984 158,241
Calumet, Inc.* 2,811 139,791
Centrus Energy Corp.,
Class
a
A(a) 757 129,750
Clean Energy Fuels Corp.* 6,675 10,613
CNX Resources Corp.* 5,613 204,201
Comstock Resources, Inc.* 2,885 41,631
Comstock, Inc.* 2,998 9,923
Core Natural Resources, Inc. 2,065 211,249
Crescent Energy Co., Class
a
A 10,560 144,566
CVR Energy, Inc. 1,217 50,944
Delek US Holdings, Inc. 2,484 184,654
DHT Holdings, Inc.
5,991
117,424
Diversified Energy Co. 2,883 42,928
Dorian LPG Ltd. 1,527 76,411
Encore Energy Corp.(a) 7,918 9,897
Energy Fuels, Inc.(a) 10,568 155,878
Epsilon Energy Ltd. 829 5,165
Evolution Petroleum Corp. 1,307 4,836
Excelerate Energy, Inc., Class
a
A 982 38,907
FLEX LNG Ltd.(a) 1,290 40,841
FutureFuel Corp. 1,056 5,565
Gevo, Inc.* 9,708 16,115
Golar LNG Ltd. 3,993 205,600
Granite Ridge Resources, Inc. 2,292 11,529
Green Plains, Inc.* 2,820 40,749
Gulfport Energy Corp.* 648 116,284
HighPeak Energy, Inc. 931 7,625
Infinity Natural Resources, Inc.,
Class
a
A(a) 683 10,545
International Seaways, Inc. 1,713 168,970
Kinetik Holdings, Inc., Class
a
A 2,098 115,033

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Kolibri Global Energy, Inc.* 1,195 $ 7,206
Kosmos Energy Ltd.* 24,164 69,109
Lightbridge Corp.* 1,392 10,482
Magnolia Oil & Gas Corp.,
Class
a
A 9,441 253,491
Murphy Oil Corp. 5,635 205,227
NACCO Industries, Inc.,
Class
a
A 167 7,146
Navigator Holdings Ltd. 1,508 33,342
New Era Energy & Digital, Inc.(a) 3,262 15,478
NextDecade Corp.* 6,846 51,619
Nordic American Tankers Ltd. 8,369 57,160
Northern Oil & Gas, Inc. 4,281 111,349
OPAL Fuels, Inc., Class
a
A* 885 1,761
Par Pacific Holdings, Inc.* 1,998 159,680
PBF Energy, Inc., Class
a
A 4,014 292,982
Peabody Energy Corp. 5,036 149,519
PEDEVCO Corp.* 62 844
PrimeEnergy Resources Corp.* 26 5,488
REX American Resources
Corp.* 1,192 48,967
Riley Exploration Permian, Inc. 620 24,199
Ring Energy, Inc.* 7,782 11,439
Sable Offshore Corp.(a) 5,435 26,251
SandRidge Energy, Inc. 1,310 18,497
Scorpio Tankers, Inc. 1,892 149,203
SFL Corp. Ltd. 5,048 62,848
SM Energy Co. 9,907 368,342
Summit Midstream Corp.* 365 12,713
Talos Energy, Inc.* 5,196 89,683
Teekay Corp. Ltd. 2,285 30,071
Teekay Tankers Ltd., Class
a
A 999 89,550
Uranium Energy Corp.* 20,095 245,963
Ur-Energy, Inc.* 15,459 21,952
VAALCO Energy, Inc. 4,235 25,156
Vitesse Energy, Inc. 1,311 22,929
W&T Offshore, Inc. 3,979 14,762
World Kinect Corp. 2,052 73,359
5,321,372
Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp.* 643 13,496
Magnera Corp.* 1,371 17,220
Sylvamo Corp. 1,375 49,390
80,106
Passenger Airlines — 0.2%
Allegiant Travel Co.* 993 75,518
flyExclusive, Inc.* 576 674
Frontier Group Holdings, Inc.* 2,419 13,788
JetBlue Airways Corp.* 13,855 63,733
Joby Aviation, Inc.* 27,528 188,291
Republic Airways Holdings,
Inc.* 578 10,063
SkyWest, Inc.* 1,629 154,201
Wheels Up Experience, Inc.,
Class
a
A* 223 986
507,254
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.1%
BellRing Brands, Inc.* 4,820 $ 51,912
Coty, Inc., Class
a
A* 14,698 41,889
Edgewell Personal Care Co. 1,921 55,171
Herbalife Ltd.* 4,168 45,806
Honest Co., Inc. (The)* 3,906 22,342
Interparfums, Inc. 754 88,542
Nature's Sunshine Products,
Inc.* 598 8,462
Niagen Bioscience, Inc.* 2,351 7,359
Nu Skin Enterprises, Inc.,
Class
a
A 1,981 9,291
Oddity Tech Ltd., Class
a
A(a) 1,637 23,573
USANA Health Sciences, Inc.* 455 6,488
360,835
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.* 4,814 29,125
Alto Neuroscience, Inc.* 1,063 37,609
Alumis, Inc.* 3,207 69,945
Amneal Pharmaceuticals, Inc.* 6,934 121,137
Amphastar Pharmaceuticals,
Inc.* 1,311 29,537
Amylyx Pharmaceuticals, Inc.* 4,166 140,603
AN2 Therapeutics, Inc.* 1,075 5,966
ANI Pharmaceuticals, Inc.* 834 61,090
Aquestive Therapeutics, Inc.(a) 4,386 22,412
Arvinas, Inc.* 2,415 22,218
AtaiBeckley, Inc.* 13,009 95,486
Atea Pharmaceuticals, Inc.* 2,880 15,408
Avalyn Pharma, Inc.(a) 695 24,137
BioAge Labs, Inc.* 1,427 13,557
Collegium Pharmaceutical, Inc.* 1,337 32,904
Context Therapeutics, Inc.* 3,782 1,474
Contineum Therapeutics, Inc.,
Class
a
A* 1,092 17,734
CorMedix, Inc.(a) 3,028 25,011
Crinetics Pharmaceuticals, Inc.* 4,210 357,639
Definium Therapeutics, Inc.* 5,284 209,880
Edgewise Therapeutics, Inc.* 2,904 121,300
Enliven Therapeutics, Inc.* 1,739 100,671
Eton Pharmaceuticals, Inc.* 1,084 65,517
Evolus, Inc.* 2,411 21,916
EyePoint, Inc.* 3,143 14,143
Fulcrum Therapeutics, Inc.* 2,411 9,379
Harmony Biosciences Holdings,
Inc.* 1,835 72,262
Harrow, Inc.* 1,314 48,500
Indivior Pharmaceuticals, Inc.* 4,872 170,179
Innoviva, Inc.* 3,071 63,785
LB Pharmaceuticals, Inc.* 908 42,912
LENZ Therapeutics, Inc.(a) 833 4,340
Lexicon Pharmaceuticals, Inc.* 10,106 22,738
Ligand Pharmaceuticals, Inc.* 816 231,826
Liquidia Corp.* 2,866 195,375
Maze Therapeutics, Inc.* 1,433 38,075
MBX Biosciences, Inc.* 1,260 77,616
MediWound Ltd.* 414 5,221
Nektar Therapeutics* 1,398 99,789

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Neumora Therapeutics, Inc.* 4,167 $ 5,542
Nuvation Bio, Inc.* 10,234 68,158
Ocular Therapeutix, Inc.* 8,371 87,812
Omeros Corp.(a) 2,929 55,036
Oramed Pharmaceuticals, Inc. 1,383 6,943
Pacira BioSciences, Inc.* 1,609 41,673
Perrigo Co. plc 5,719 83,726
Phathom Pharmaceuticals, Inc.
(a) 2,002 19,159
Phibro Animal Health Corp.,
Class
a
A 851 32,117
Prestige Consumer Healthcare,
Inc.* 1,946 100,764
Rapport Therapeutics, Inc.* 1,244 60,545
Relmada Therapeutics, Inc.* 3,840 16,742
Septerna, Inc.* 899 34,297
SIGA Technologies, Inc. 1,719 5,398
SpyGlass Pharma, Inc.* 449 11,719
Supernus Pharmaceuticals,
Inc.* 2,280 100,799
Tarsus Pharmaceuticals, Inc.* 1,700 126,208
Theravance Biopharma, Inc.* 1,639 27,929
Third Harmonic Bio, Inc.*‡ 2,105 —
Trevi Therapeutics, Inc.* 4,352 72,243
VeraDermics, Inc.* 884 86,994
Wave Life Sciences, Inc.* 5,603 27,455
Xeris Biopharma Holdings, Inc.* 6,963 58,768
Zevra Therapeutics, Inc.* 2,392 28,082
3,896,525
Professional Services — 0.6%
Asure Software, Inc.* 989 9,020
Barrett Business Services, Inc. 974 33,506
BlackSky Technology, Inc.* 1,360 31,416
CBIZ, Inc.* 1,999 108,925
Clarivate plc* 14,219 29,149
Concentrix Corp. 1,736 52,254
Conduent, Inc.* 5,845 10,053
CRA International, Inc. 258 45,021
Exponent, Inc. 2,001 142,091
Falcon's Beyond Global, Inc.,
Class
a
A(a) 1,136 10,156
First Advantage Corp.* 3,238 68,063
Franklin Covey Co.* 382 7,774
HireQuest, Inc. 227 3,623
Huron Consulting Group, Inc.* 673 107,606
IBEX Holdings Ltd.* 406 15,615
ICF International, Inc. 742 66,112
Innodata, Inc.(a) 1,294 73,007
Insperity, Inc. 1,501 80,078
Kelly Services, Inc., Class
a
A 1,218 20,950
Kforce, Inc. 687 39,557
Korn Ferry 2,144 183,419
Legalzoom.com, Inc.* 4,890 30,465
ManpowerGroup, Inc. 1,904 119,857
Maximus, Inc. 2,237 129,231
Mistras Group, Inc.* 718 13,470
Public Policy Holding Co., Inc.
(c) 178 1,929
RCM Technologies, Inc.* 186 7,738
Investments
Shares Value
Common Stocks (continued)
Resolute Holdings
Management, Inc.* 165 $ 22,361
Spire Global, Inc.* 1,235 16,388
TIC Solutions, Inc.* 7,361 69,856
TriNet Group, Inc. 1,137 79,920
TrueBlue, Inc.* 1,165 12,221
Upwork, Inc.* 4,892 44,175
Verra Mobility Corp., Class
a
A* 6,245 27,665
Willdan Group, Inc.* 595 52,330
1,765,001
Real Estate Investment Trusts (REITs) — 0.0%(b)
Highwoods Properties, Inc. 4,539 138,893
Real Estate Management & Development — 0.3%
AGNT, Inc. 3,845 15,841
American Realty Investors, Inc.* 54 810
Compass, Inc., Class
a
A* 29,204 308,394
Comstock Holding Cos., Inc.,
Class
a
A* 146 2,885
Cushman & Wakefield Ltd.* 9,705 130,920
Douglas Elliman, Inc.* 2,977 5,507
Forestar Group, Inc.* 802 22,673
FRP Holdings, Inc.* 478 10,583
Marcus & Millichap, Inc. 936 29,634
Maui Land & Pineapple Co.,
Inc.* 260 4,118
Newmark Group, Inc., Class
a
A 6,435 98,005
Opendoor Technologies, Inc.* 38,258 122,426
Real REMAX Group, Inc.(a) 1,023 19,417
RMR Group, Inc. (The), Class
a
A 642 12,403
Seaport Entertainment Group,
Inc.* 308 8,097
St Joe Co. (The) 1,578 104,306
Tejon Ranch Co.* 871 14,006
Transcontinental Realty
Investors, Inc.* 45 1,642
911,667
Residential REITs — 0.1%
BRT Apartments Corp., REIT 407 5,828
Centerspace, REIT 695 36,481
Independence Realty Trust,
Inc., REIT 9,762 157,949
NexPoint Residential Trust, Inc.,
REIT 933 22,121
UMH Properties, Inc., REIT 3,346 55,042
277,421
Retail REITs — 0.5%
Acadia Realty Trust, REIT 5,546 113,527
Alexander's, Inc., REIT 87 23,634
CBL & Associates Properties,
Inc., REIT 760 41,564
Curbline Properties Corp., REIT 4,021 119,946
FrontView REIT, Inc. 875 16,888
Getty Realty Corp., REIT 2,367 76,738
InvenTrust Properties Corp.,
REIT 3,223 104,135
Kite Realty Group Trust, REIT 8,404 216,823

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Macerich Co. (The), REIT 11,612 $ 274,276
NETSTREIT Corp., REIT(a) 4,027 81,990
Phillips Edison & Co., Inc., REIT 5,228 202,062
Saul Centers, Inc., REIT 541 17,642
SITE Centers Corp., REIT 2,073 6,115
Tanger, Inc., REIT 4,662 175,804
Urban Edge Properties, REIT 5,254 111,175
1,582,319
Semiconductors & Semiconductor Equipment — 1.0%
ACM Research, Inc., Class
a
A* 2,190 159,476
Aehr Test Systems* 1,243 98,533
Aeluma, Inc.(a) 526 6,891
Alpha & Omega Semiconductor
Ltd.* 1,005 24,783
Ambarella, Inc.* 1,732 120,166
Ambiq Micro, Inc.* 755 44,024
Amtech Systems, Inc.* 475 6,944
Atomera, Inc.(a) 1,556 6,473
Axcelis Technologies, Inc.* 1,274 146,930
AXT, Inc.* 2,537 153,768
Blaize Holdings, Inc.(a) 3,495 1,704
Canadian Solar, Inc.(a) 1,987 24,500
CEVA, Inc.* 1,127 30,485
Cohu, Inc.* 1,898 87,498
Diodes, Inc.* 1,869 169,705
Everspin Technologies, Inc.* 791 12,854
GSI Technology, Inc.* 1,286 7,124
Ichor Holdings Ltd.* 1,425 76,337
Impinj, Inc.* 1,188 207,092
indie Semiconductor, Inc.,
Class
a
A(a) 8,707 32,347
inTEST Corp.* 474 5,119
Kopin Corp.* 7,121 31,617
Kulicke & Soffa Industries, Inc. 2,107 168,686
MaxLinear, Inc., Class
a
A* 3,518 210,763
Navitas Semiconductor Corp.,
Class
a
A* 7,465 86,519
NVE Corp. 198 19,824
PDF Solutions, Inc.* 1,341 59,648
Penguin Solutions, Inc.* 2,044 100,320
Photronics, Inc.* 2,363 66,495
Power Integrations, Inc. 2,278 117,044
QuickLogic Corp.* 671 7,200
Rigetti Computing, Inc.(a) 13,619 213,274
Silicon Laboratories, Inc.* 1,347 295,060
Synaptics, Inc.* 1,580 152,818
T1 Energy, Inc.(a) 7,280 32,396
Toyo Co. Ltd.* 330 1,389
Ultra Clean Holdings, Inc.* 1,827 123,925
Veeco Instruments, Inc.* 2,445 108,313
Wolfspeed, Inc.(a) 1,174 32,168
3,250,212
Software — 2.5%
8x8, Inc.* 5,667 10,654
A10 Networks, Inc. 2,944 74,748
ACI Worldwide, Inc.* 4,178 222,604
Adeia, Inc. 4,530 114,292
Agilysys, Inc.* 1,069 124,442
Investments
Shares Value
Common Stocks (continued)
Alarm.com Holdings, Inc.* 1,945 $ 111,954
Alkami Technology, Inc.(a) 2,761 56,324
Amplitude, Inc., Class
a
A* 3,914 55,187
Appian Corp., Class
a
A* 1,621 69,622
Arteris, Inc.* 1,421 31,091
Asana, Inc., Class
a
A* 3,958 40,609
AvePoint, Inc.* 6,889 95,895
Bit Digital, Inc.* 13,361 19,106
Bitdeer Technologies Group,
Class
a
A* 5,274 57,223
Blackbaud, Inc.* 1,471 70,696
BlackLine, Inc.* 2,023 67,204
Blend Labs, Inc., Class
a
A* 7,483 11,599
Box, Inc., Class
a
A* 5,579 199,617
Braze, Inc., Class
a
A* 3,888 132,348
C3.ai, Inc., Class
a
A* 5,583 60,408
Cerence, Inc.* 1,813 15,302
Cipher Digital, Inc.* 13,793 213,792
Cleanspark, Inc.* 10,282 119,477
Clear Secure, Inc., Class
a
A 3,875 171,081
Commvault Systems, Inc.* 1,818 250,011
Consensus Cloud Solutions,
Inc.* 734 28,076
Core Scientific, Inc.* 12,755 207,907
CS Disco, Inc.* 1,154 5,055
Daily Journal Corp.* 54 33,638
Digimarc Corp.* 545 3,259
Digital Turbine, Inc.* 4,587 49,356
Domo, Inc., Class
a
B(a) 1,547 5,848
Duos Technologies Group, Inc.* 1,074 9,967
D-Wave Quantum, Inc.(a) 15,004 258,069
eGain Corp.* 678 5,058
EverCommerce, Inc.(a) 582 5,162
Five9, Inc.* 3,110 107,482
Freshworks, Inc., Class
a
A* 8,719 121,368
Hut 8 Corp.* 4,196 329,973
I3 Verticals, Inc., Class
a
A* 897 14,397
Intapp, Inc.* 2,279 98,840
Intellicheck, Inc.* 750 2,074
InterDigital, Inc. 1,061 355,467
JFrog Ltd.* 4,435 443,810
Kaltura, Inc.* 3,716 5,871
Keel Infrastructure Corp.* 23,980 75,537
Life360, Inc.* 767 32,874
LiveRamp Holdings, Inc.* 2,540 95,809
MARA Holdings, Inc.* 15,749 169,617
Mitek Systems, Inc.* 1,835 33,874
N-able, Inc.* 2,903 11,554
nCino, Inc.* 4,367 98,694
NCR Voyix Corp.* 5,731 48,026
NextNav, Inc.* 4,121 65,400
OneSpan, Inc. 1,513 24,995
Ooma, Inc.* 1,044 23,636
PagerDuty, Inc.* 3,324 47,001
PAR Technology Corp.* 1,703 32,016
Progress Software Corp.* 1,717 79,446
Q2 Holdings, Inc.* 2,583 167,998
Qualys, Inc.* 1,478 275,115
Rapid7, Inc.* 2,712 36,504
Red Violet, Inc.* 465 34,019

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
ReposiTrak, Inc. 504 $ 4,037
Rimini Street, Inc.* 2,023 11,349
Riot Platforms, Inc.* 14,504 275,503
Roadzen, Inc.* 1,872 2,640
ServiceTitan, Inc., Class
a
A* 2,493 244,414
Silvaco Group, Inc.* 493 3,421
Soluna Holdings, Inc.(a) 4,259 4,600
SoundHound AI, Inc., Class
a
A(a) 16,253 116,371
Sprinklr, Inc., Class
a
A* 4,506 36,994
Sprout Social, Inc., Class
a
A* 2,214 25,195
SPS Commerce, Inc.* 1,516 129,466
Telos Corp.* 2,274 10,961
Tenable Holdings, Inc.* 4,670 178,161
Teradata Corp.* 3,887 112,723
Thryv Holdings, Inc.* 1,378 2,632
Varonis Systems, Inc., Class
a
B* 4,641 203,137
Veritone, Inc.* 3,424 2,718
Vertex, Inc., Class
a
A* 2,958 41,885
Via Transportation, Inc.,
Class
a
A(a) 2,146 59,938
Viant Technology, Inc., Class
a
A* 694 8,939
Weave Communications, Inc.* 2,659 19,437
Workiva, Inc., Class
a
A* 2,114 169,120
Xperi, Inc.* 1,867 11,090
Yext, Inc.* 3,518 23,817
ZenaTech, Inc.* 1,760 3,080
Zeta Global Holdings Corp.,
Class
a
A* 9,227 285,760
7,825,466
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 1,674 17,225
Four Corners Property Trust,
Inc., REIT 4,521 112,483
Gladstone Land Corp., REIT(a) 1,648 15,129
Outfront Media, Inc., REIT 6,553 192,527
Safehold, Inc., REIT 2,309 34,958
Smartstop Self Storage REIT,
Inc., REIT 2,294 74,486
446,808
Specialty Retail — 0.8%
1-800-Flowers.com, Inc.,
Class
a
A* 923 3,369
Abercrombie & Fitch Co.,
Class
a
A* 1,815 259,690
Academy Sports & Outdoors,
Inc. 2,651 113,887
Advance Auto Parts, Inc. 2,499 105,408
American Eagle Outfitters, Inc. 6,456 107,363
Arhaus, Inc., Class
a
A 2,145 18,683
Arko Corp. 3,015 13,748
ARKO Petroleum Corp.,
Class
a
A 502 9,111
Asbury Automotive Group, Inc.* 799 168,909
Barnes & Noble Education, Inc. 677 8,192
Bob's Discount Furniture, Inc.* 798 13,430
Boot Barn Holdings, Inc.* 1,264 190,396
Buckle, Inc. (The) 1,322 56,317
Build-A-Bear Workshop, Inc. 493 14,923
Investments
Shares Value
Common Stocks (continued)
Caleres, Inc. 1,355 $ 16,504
Camping World Holdings, Inc.,
Class
a
A 2,501 16,156
Citi Trends, Inc.* 204 13,885
Designer Brands, Inc., Class
a
A 1,413 7,729
Envela Corp.* 282 3,892
EVgo, Inc., Class
a
A(a) 5,546 7,432
Genesco, Inc.* 391 13,087
Group 1 Automotive, Inc. 478 128,840
Haverty Furniture Cos., Inc. 562 15,326
J Jill, Inc.(a) 281 5,488
Lands' End, Inc.* 401 4,744
MarineMax, Inc.* 814 42,475
Monro, Inc. 1,015 12,647
National Vision Holdings, Inc.* 3,233 55,220
Neighborhood Intelligence, Inc.* 3,036 11,932
OneWater Marine, Inc., Class
a
A* 478 5,731
Outdoor Holding Co.* 4,372 9,444
Petco Health & Wellness Co.,
Inc., Class
a
A* 3,759 9,999
RealReal, Inc. (The)* 4,577 46,869
Rent the Runway, Inc., Class
a
A* 339 1,207
Revolve Group, Inc., Class
a
A* 1,713 38,063
RH* 639 95,307
RideNow Group, Inc., Class
a
B* 638 3,611
Sally Beauty Holdings, Inc.* 3,949 64,685
Shoe Station Group, Inc. 749 10,261
Signet Jewelers Ltd. 1,611 132,553
Sonic Automotive, Inc., Class
a
A 496 39,010
Stitch Fix, Inc., Class
a
A* 4,779 15,149
ThredUp, Inc., Class
a
A* 4,274 11,497
Torrid Holdings, Inc.(a) 1,396 3,071
Upbound Group, Inc. 2,243 41,047
Urban Outfitters, Inc.* 2,361 190,509
Victoria's Secret & Co.* 2,867 244,870
Warby Parker, Inc., Class
a
A* 4,208 103,517
Winmark Corp. 124 41,257
Zumiez, Inc.* 548 9,809
2,556,249
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 1,932 23,474
CPI Card Group, Inc.* 323 9,357
Diebold Nixdorf, Inc.* 924 62,684
Eastman Kodak Co.* 2,622 23,546
GPGI, Inc.(a) 7,353 97,207
Immersion Corp. 1,134 8,596
Infleqtion, Inc.(a) 4,779 62,461
One Stop Systems, Inc.* 913 9,513
Quantum Computing, Inc.(a) 8,381 68,976
Turtle Beach Corp.* 608 7,788
Xerox Holdings Corp.(a) 4,957 16,011
389,613
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.* 4,878 64,634
Carter's, Inc. 1,469 47,581
Ermenegildo Zegna NV 1,856 25,204
Figs, Inc., Class
a
A* 3,865 59,289
Fossil Group, Inc.* 2,211 10,989

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
G-III Apparel Group Ltd. 1,494 $ 48,689
Kontoor Brands, Inc. 2,256 170,125
Movado Group, Inc. 622 20,980
Oxford Industries, Inc. 577 22,093
Playboy, Inc.* 2,357 2,781
Rocky Brands, Inc. 293 13,247
Steven Madden Ltd. 2,980 128,676
Superior Group of Cos., Inc. 436 5,210
Under Armour, Inc., Class
a
A(a) 7,837 39,499
Under Armour, Inc., Class
a
C* 7,607 37,503
Wolverine World Wide, Inc. 3,373 66,549
763,049
Tobacco — 0.0%(b)
Turning Point Brands, Inc. 771 62,428
Universal Corp. 1,020 46,410
108,838
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc.* 812 4,791
BlueLinx Holdings, Inc.* 313 24,924
Boise Cascade Co. 1,477 115,221
Custom Truck One Source, Inc.* 2,488 22,914
Distribution Solutions Group,
Inc.* 386 13,429
DNOW, Inc.* 7,631 122,325
DXP Enterprises, Inc.* 529 99,309
EVI Industries, Inc. 216 3,026
GATX Corp. 1,459 255,223
Global Industrial Co. 608 23,773
Herc Holdings, Inc. 1,362 207,487
Hudson Technologies, Inc.* 1,517 8,101
Karat Packaging, Inc. 351 16,722
McGrath RentCorp 1,009 113,452
NPK International, Inc.* 3,365 44,687
Rush Enterprises, Inc., Class
a
A 2,504 192,382
Rush Enterprises, Inc., Class
a
B 381 29,619
Titan Machinery, Inc.* 866 17,814
Transcat, Inc.* 380 32,866
Willis Lease Finance Corp.(a) 465 25,170
Xometry, Inc., Class
a
A* 1,881 174,350
1,547,585
Transportation Infrastructure — 0.0%(b)
Sky Harbour Group Corp.(a) 916 9,655
Water Utilities — 0.1%
American States Water Co. 1,622 144,828
Cadiz, Inc.(a) 2,322 9,218
California Water Service Group 2,471 123,476
Consolidated Water Co. Ltd. 627 18,666
Global Water Resources, Inc. 568 5,223
H2O America(a) 1,439 91,189
Middlesex Water Co. 756 43,848
Pure Cycle Corp.* 809 8,976
York Water Co. (The) 669 22,800
468,224
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 3,260 $ 8,215
Spok Holdings, Inc. 851 8,944
Telephone and Data Systems,
Inc. 4,074 137,212
154,371
Total Common Stocks
(Cost $136,730,296)
126,820,994
Exchange Traded Funds (d) — 14 .9%
ProShares GENIUS Money
Market ETF, 3.55%(e)(f)
(Cost $47,519,000) 475,000 47,557,000
Number of
Rights
Rights — 0 .0% (b)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*‡ 899 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 9,359 —
Chinook Therape, CVR*‡ 4,511 —
Oncternal Therapeutics,
Inc., CVR*‡ 23 —
Tobira Therapeutics, Inc.,
CVR*‡ 218 —
—
Food Products — 0.0% (b)
Prevail Therape, CVR*‡ 1,074 537
Total Rights
(Cost $3,929) 537
Shares
Securities Lending Reinvestments (g) — 0 .8%
Investment Companies — 0 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (h)
(Cost $2,623,478) 2,623,478 2,623,478
Principal
Amount
Short-Term Investments — 18 .1%
Repurchase Agreements (i) — 2 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $7,920,472
(Cost $7,919,681) $ 7,919,681
7,919,681

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (d) — 15 .6%
U.S. Treasury Bills (j)
3.65%, 9/3/2026 $ 25,000,000 $ 24,995,007
3.66%, 9/22/2026 5,000,000 4,989,376
3.70%, 10/6/2026 20,000,000 19,928,297
Total U.S. Treasury Obligations
(Cost $49,913,385) 49,912,680
Total Short-Term Investments
(Cost $57,833,066) 57,832,361
Total Investments — 73.5%
(Cost $244,709,769) 234,834,370
Other assets less liabilities — 26.5% 84,700,498
Net Assets — 100.0% $ 319,534,868
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) The security or a portion of this security is on loan at August
31, 2026. The total value of securities on loan at August 31,
2026 was $2,976,512, collateralized in the form of cash with a value of $2,623,478 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $470,584 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
September 15, 2026 – February 15, 2056. The total value of
collateral is $3,094,062.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,066,437.
(e) Affiliated company as defined under the Investment Company
Act of 1940.
(f) Represents 7-day effective yield as of August 31, 2026.
(g) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $2,623,478.
(h) Rate shown is the 7-day yield as of August 31, 2026.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(j) The rate shown was the current yield as of August 31, 2026.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 65,078,000 – (17,519,764) 6,764 (8,000) 47,557,000 475,000 577,942
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 387 9/18/2026 U.S. Dollar $ 57,250,845 $ 279,510
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
88,495,418 4/6/2028 Bank of America NA 4.53% Russell 2000
®
Index 10,312,344
105,947,342 12/9/2027 Barclays Bank PLC 4.58% Russell 2000
®
Index 15,400,177

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
91,008,400 1/12/2027 BNP Paribas 4.73% Russell 2000
®
Index 7,864,763
79,729,544 11/4/2027 Citibank NA 4.48% Russell 2000
®
Index 12,205,206
120,241,778 4/6/2028 Goldman Sachs International 4.18% Russell 2000
®
Index 13,756,344
128,910,089 3/3/2028 Societe Generale 4.48% Russell 2000
®
Index 13,285,163
160,283,937 11/6/2026 UBS AG 4.33% Russell 2000
®
Index 8,008,309
774,616,508 80,832,306
Total Unrealized
Appreciation
80,832,306
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) — 50 .4%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.* 3,364 $ 1,905,908
Boeing Co. (The)* 32,934 6,843,026
General Dynamics Corp. 10,600 3,936,310
General Electric Co. 43,575 14,628,563
Honeywell Aerospace, Inc.* 13,233 2,092,270
Howmet Aerospace, Inc. 16,708 4,092,625
Huntington Ingalls Industries,
Inc. 1,643 478,442
L3Harris Technologies, Inc. 7,777 2,070,626
Lockheed Martin Corp. 8,477 4,757,547
Northrop Grumman Corp. 5,579 3,010,986
RTX Corp. 56,249 11,684,605
Textron, Inc. 7,262 585,027
TransDigm Group, Inc. 2,341 2,743,043
58,828,978
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. 4,910 734,831
Expeditors International of
Washington, Inc. 5,467 1,036,816
FedEx Corp. 9,179 3,005,205
United Parcel Service, Inc.,
Class
a
B 31,189 3,250,829
8,027,681
Automobile Components — 0.0%(b)
Aptiv plc* 8,839 395,634
Automobiles — 0.9%
Ford Motor Co. 163,470 2,278,772
General Motors Co. 37,668 3,251,501
Tesla, Inc.* 117,582 43,264,297
48,794,570
Banks — 1.8%
Bank of America Corp. 272,701 16,891,100
Citigroup, Inc. 71,242 9,376,872
Citizens Financial Group, Inc. 17,665 1,216,589
Fifth Third Bancorp 37,857 2,035,571
Huntington Bancshares, Inc. 84,666 1,412,652
JPMorgan Chase & Co. 111,919 39,845,402
KeyCorp 38,486 831,682
M&T Bank Corp. 6,108 1,428,906
PNC Financial Services Group,
Inc. (The) 16,772 4,019,074
Regions Financial Corp. 35,640 1,064,923
Truist Financial Corp. 52,034 2,579,846
U.S. Bancorp 64,840 3,992,847
Wells Fargo & Co. 127,814 11,041,852
95,737,316
Beverages — 0.5%
Brown-Forman Corp., Class
a
B 7,032 186,840
Coca-Cola Co. (The) 161,744 14,341,841
Constellation Brands, Inc.,
Class
a
A 5,829 761,384
Keurig Dr Pepper, Inc. 56,830 1,810,604
Investments
Shares Value
Common Stocks (a) (continued)
Molson Coors Beverage Co.,
Class
a
B 6,700 $ 266,392
Monster Beverage Corp.* 59,632 2,738,301
PepsiCo, Inc. 57,086 8,011,449
28,116,811
Biotechnology — 0.9%
AbbVie, Inc. 73,789 18,920,975
Amgen, Inc. 22,546 9,692,075
Biogen, Inc.* 6,168 1,336,297
Gilead Sciences, Inc. 51,862 7,589,485
Incyte Corp.* 7,009 863,649
Moderna, Inc.* 14,753 2,070,436
Regeneron Pharmaceuticals,
Inc. 4,168 3,330,566
Vertex Pharmaceuticals, Inc.* 10,600 5,771,912
49,575,395
Broadline Retail — 2.0%
Amazon.com, Inc.* 408,871 106,212,420
eBay, Inc. 18,548 1,920,831
108,133,251
Building Products — 0.2%
A O Smith Corp. 4,679 276,669
Allegion plc 3,596 558,279
Builders FirstSource, Inc.* 4,499 298,734
Carrier Global Corp. 32,622 1,899,253
Johnson Controls International
plc 25,487 3,523,323
Lennox International, Inc. 1,330 508,911
Masco Corp. 8,439 608,958
Trane Technologies plc 9,231 4,102,256
11,776,383
Capital Markets — 1.6%
Ameriprise Financial, Inc. 3,754 2,076,375
Ares Management Corp.,
Class
a
A 8,822 1,263,046
Bank of New York Mellon Corp.
(The) 28,665 4,623,091
Blackrock, Inc. 6,026 6,963,706
Blackstone, Inc. 31,026 4,444,164
Cboe Global Markets, Inc. 4,372 1,312,474
Charles Schwab Corp. (The) 68,293 7,499,937
CME Group, Inc. 15,127 4,318,759
Coinbase Global, Inc., Class
a
A* 9,288 1,747,259
FactSet Research Systems, Inc. 1,523 477,537
Franklin Templeton, Inc. 12,801 437,154
Goldman Sachs Group, Inc.
(The) 12,322 12,641,140
Interactive Brokers Group, Inc.,
Class
a
A 18,614 1,810,956
Intercontinental Exchange, Inc. 25,653 4,122,437
Invesco Ltd. 18,517 606,987
KKR & Co., Inc. 28,881 3,168,823
Moody's Corp. 6,278 3,168,130
Morgan Stanley 50,074 10,681,786
MSCI, Inc., Class
a
A 3,042 1,735,887
Nasdaq, Inc. 18,655 1,839,570

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Northern Trust Corp. 7,733 $ 1,434,935
Raymond James Financial, Inc. 7,249 1,291,554
Robinhood Markets, Inc.,
Class
a
A* 33,049 3,463,866
S&P Global, Inc. 12,669 5,521,657
State Street Corp. 11,559 2,212,161
T. Rowe Price Group, Inc. 8,940 994,843
89,858,234
Chemicals — 0.5%
Air Products and Chemicals,
Inc. 9,289 2,874,574
Albemarle Corp. 4,912 662,973
CF Industries Holdings, Inc. 6,413 833,882
Corteva, Inc. 27,932 2,363,885
Dow, Inc. 30,105 918,805
Ecolab, Inc. 10,577 2,995,407
International Flavors &
Fragrances, Inc. 10,667 920,882
Linde plc 19,313 9,455,259
LyondellBasell Industries NV,
Class
a
A 10,791 702,278
Mosaic Co. (The) 13,278 320,265
PPG Industries, Inc. 9,300 1,043,181
Sherwin-Williams Co. (The) 9,589 3,248,849
26,340,240
Commercial Services & Supplies — 0.2%
Cintas Corp. 14,203 2,866,023
Copart, Inc.* 37,017 1,221,191
Republic Services, Inc., Class
a
A 8,354 1,845,566
Rollins, Inc. 12,270 442,579
Veralto Corp. 10,266 1,011,920
Waste Management, Inc. 15,435 3,379,030
10,766,309
Communications Equipment — 0.7%
Arista Networks, Inc.* 43,133 8,440,697
Ciena Corp.* 5,908 2,261,582
Cisco Systems, Inc. 164,985 18,229,193
F5, Inc.* 2,358 960,013
Lumentum Holdings, Inc.* 3,252 2,974,799
Motorola Solutions, Inc. 6,935 3,365,555
36,231,839
Construction & Engineering — 0.1%
Comfort Systems USA, Inc. 1,465 2,264,333
EMCOR Group, Inc. 1,853 1,361,103
Quanta Services, Inc. 6,271 3,807,061
7,432,497
Construction Materials — 0.1%
CRH plc 27,906 2,631,257
Martin Marietta Materials, Inc. 2,508 1,300,899
Vulcan Materials Co. 5,422 1,461,663
5,393,819
Consumer Finance — 0.3%
American Express Co. 22,222 7,337,038
Investments
Shares Value
Common Stocks (a) (continued)
Capital One Financial Corp. 25,998 $ 5,576,831
Synchrony Financial 14,044 1,082,511
13,996,380
Consumer Staples Distribution & Retail — 0.8%
Casey's General Stores, Inc. 1,546 1,162,917
Costco Wholesale Corp. 18,534 17,494,057
Dollar General Corp. 9,211 1,167,494
Dollar Tree, Inc.* 7,563 957,400
Kroger Co. (The) 23,692 1,363,238
Sysco Corp. 19,971 1,619,249
Target Corp. 18,974 3,052,537
Walmart, Inc. 183,119 19,203,689
46,020,581
Containers & Packaging — 0.1%
Amcor plc 19,312 886,228
Avery Dennison Corp. 3,200 557,152
Ball Corp. 11,123 700,415
International Paper Co. 22,119 838,973
Packaging Corp. of America 3,704 866,514
Smurfit Westrock plc 21,901 1,027,157
4,876,439
Distributors — 0.0%(b)
Genuine Parts Co. 5,741 778,881
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 290,237 7,514,236
Comcast Corp., Class
a
A 148,818 3,961,535
Verizon Communications, Inc. 174,411 8,724,038
20,199,809
Electric Utilities — 0.7%
Alliant Energy Corp. 10,794 733,776
American Electric Power Co.,
Inc. 22,730 2,782,834
Constellation Energy Corp. 13,353 3,669,004
Duke Energy Corp. 32,570 3,905,469
Edison International 16,073 867,620
Entergy Corp. 19,123 2,032,966
Evergy, Inc. 9,631 780,304
Eversource Energy 15,710 1,101,899
Exelon Corp. 42,743 1,868,724
FirstEnergy Corp. 21,747 997,317
NextEra Energy, Inc. 87,102 7,171,979
NRG Energy, Inc. 8,824 971,699
PG&E Corp. 91,989 1,220,694
Pinnacle West Capital Corp. 5,065 494,547
PPL Corp. 31,425 1,072,535
Southern Co. (The) 47,095 4,144,360
Xcel Energy, Inc. 26,075 1,973,617
35,789,344
Electrical Equipment — 0.6%
AMETEK, Inc. 9,581 2,253,164
Eaton Corp. plc 16,221 6,518,895
Emerson Electric Co. 23,389 3,565,419
GE Vernova, Inc. 11,216 10,077,913

ULTRAPRO S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Generac Holdings, Inc.* 2,466 $ 457,147
Hubbell, Inc., Class
a
B 2,201 997,053
Rockwell Automation, Inc. 4,645 1,971,477
Vertiv Holdings Co., Class
a
A 16,046 4,151,421
29,992,489
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class
a
A 51,384 8,146,933
CDW Corp. 5,326 807,315
Coherent Corp.* 8,170 2,269,871
Corning, Inc. 32,718 4,866,148
Flex Ltd.* 15,354 1,677,425
Jabil, Inc. 4,411 1,346,502
Keysight Technologies, Inc.* 7,160 2,310,532
TE Connectivity plc 12,200 2,504,050
Teledyne Technologies, Inc.* 1,941 1,189,736
Zebra Technologies Corp.,
Class
a
A* 1,990 703,564
25,822,076
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 41,428 2,632,750
Halliburton Co. 34,891 1,285,733
SLB Ltd. 62,449 3,753,185
7,671,668
Entertainment — 0.5%
Live Nation Entertainment, Inc.* 6,617 1,190,332
Netflix, Inc.* 175,887 14,255,641
Take-Two Interactive Software,
Inc.* 7,270 1,597,219
TKO Group Holdings, Inc.,
Class
a
A 2,628 479,899
Walt Disney Co. (The) 72,528 7,800,386
Warner Bros Discovery, Inc.* 103,516 2,953,312
28,276,789
Financial Services — 1.8%
Apollo Global Management, Inc. 19,265 2,631,214
Berkshire Hathaway, Inc.,
Class
a
B* 76,581 38,599,122
Block, Inc., Class
a
A* 22,359 1,833,885
Corpay, Inc.* 2,734 1,105,356
Fidelity National Information
Services, Inc. 21,590 880,224
Fiserv, Inc.* 22,268 1,187,107
Global Payments, Inc. 9,704 883,549
Jack Henry & Associates, Inc. 2,962 497,349
Mastercard, Inc., Class
a
A 33,708 19,864,462
PayPal Holdings, Inc. 36,847 1,940,547
Visa, Inc., Class
a
A 69,318 26,297,170
95,719,985
Food Products — 0.2%
Archer-Daniels-Midland Co. 20,135 1,636,774
Bunge Global SA 5,671 659,027
General Mills, Inc. 22,287 918,224
Hershey Co. (The) 6,194 1,091,445
Hormel Foods Corp. 12,188 266,308
J M Smucker Co. (The) 4,458 584,711
Investments
Shares Value
Common Stocks (a) (continued)
Kraft Heinz Co. (The) 35,656 $ 915,290
McCormick & Co., Inc.
(Non-Voting) 10,613 575,437
Mondelez International, Inc.,
Class
a
A 53,607 3,327,386
Tyson Foods, Inc., Class
a
A 11,785 649,825
10,624,427
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,975 1,158,757
Ground Transportation — 0.4%
CSX Corp. 77,611 3,920,132
Fedex Freight Holding Co., Inc.* 4,538 606,912
JB Hunt Transport Services,
Inc. 3,105 824,284
Norfolk Southern Corp. 9,376 3,213,999
Old Dominion Freight Line, Inc. 7,655 1,530,694
Uber Technologies, Inc.* 85,019 6,431,687
Union Pacific Corp. 24,804 7,457,819
23,985,527
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories 72,754 8,029,131
Align Technology, Inc.* 2,779 444,056
Baxter International, Inc. 21,570 560,820
Becton Dickinson & Co. 11,513 2,165,710
Boston Scientific Corp.* 62,086 2,998,754
Cooper Cos., Inc. (The)* 8,143 570,743
Dexcom, Inc.* 16,112 1,467,159
Edwards Lifesciences Corp.* 24,051 2,182,628
GE HealthCare Technologies,
Inc. 19,002 1,353,513
IDEXX Laboratories, Inc.* 3,297 1,835,407
Insulet Corp.* 2,895 430,371
Intuitive Surgical, Inc.* 14,787 5,572,629
Medtronic plc 53,620 4,860,653
ResMed, Inc. 6,059 1,454,766
Solventum Corp.* 6,149 559,928
STERIS plc 4,103 954,522
Stryker Corp. 14,404 4,664,015
Zimmer Biomet Holdings, Inc. 8,082 808,523
40,913,328
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. 9,780 2,294,584
Cencora, Inc. 8,128 2,630,221
Centene Corp.* 19,592 1,260,549
Cigna Group (The) 11,053 3,051,512
CVS Health Corp. 53,290 5,004,464
DaVita, Inc.* 1,341 236,029
Elevance Health, Inc. 9,068 3,559,553
HCA Healthcare, Inc. 6,479 2,685,222
Henry Schein, Inc.* 4,046 363,331
Humana, Inc. 5,010 1,919,982
Labcorp Holdings, Inc. 3,425 1,139,361
McKesson Corp. 5,016 4,440,765
Quest Diagnostics, Inc. 4,617 1,109,465
UnitedHealth Group, Inc. 37,930 14,770,321

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2,222 $ 378,473
44,843,832
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 6,551 336,001
Healthpeak Properties, Inc.,
REIT 28,796 599,533
Ventas, Inc., REIT 20,302 1,850,933
Welltower, Inc., REIT 29,481 6,964,591
9,751,058
Health Care Technology — 0.0%(b)
Veeva Systems, Inc., Class
a
A* 6,274 1,792,419
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 26,604 583,426
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc., Class
a
A* 17,463 3,199,571
Booking Holdings, Inc. 32,373 6,445,141
Carnival Corp. Ltd. 53,731 1,283,634
Chipotle Mexican Grill, Inc.,
Class
a
A* 53,589 2,037,990
Darden Restaurants, Inc. 4,788 1,025,877
Domino's Pizza, Inc. 1,276 436,468
DoorDash, Inc., Class
a
A* 15,810 3,663,809
Expedia Group, Inc. 4,786 1,517,736
Hilton Worldwide Holdings, Inc. 9,516 3,009,720
Las Vegas Sands Corp. 12,449 545,391
Marriott International, Inc.,
Class
a
A 9,151 3,127,446
McDonald's Corp. 29,684 7,822,921
MGM Resorts International* 8,024 331,873
Norwegian Cruise Line Holdings
Ltd.* 19,172 309,436
Royal Caribbean Cruises Ltd. 10,405 2,796,240
Starbucks Corp. 47,601 5,057,606
Wynn Resorts Ltd. 3,497 319,206
Yum! Brands, Inc. 11,516 1,765,518
44,695,583
Household Durables — 0.1%
DR Horton, Inc. 11,019 1,592,907
Garmin Ltd. 6,849 1,945,869
Lennar Corp., Class
a
A 8,986 755,813
NVR, Inc.* 122 770,458
PulteGroup, Inc. 7,956 1,005,002
6,070,049
Household Products — 0.4%
Church & Dwight Co., Inc. 9,904 988,221
Clorox Co. (The) 5,053 493,577
Colgate-Palmolive Co. 33,424 3,002,144
Kimberly-Clark Corp. 13,867 1,496,943
Procter & Gamble Co. (The) 97,259 14,114,226
20,095,111
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.0%(b)
AES Corp. (The) 29,778 $ 438,928
Vistra Corp. 13,239 1,818,641
2,257,569
Industrial Conglomerates — 0.1%
3M Co. 21,789 3,744,004
DuPont de Nemours, Inc. 5,697 766,759
Honeywell International, Inc. 13,233 2,825,643
7,336,406
Industrial REITs — 0.1%
Prologis, Inc., REIT 38,919 5,445,547
Insurance — 0.8%
Aflac, Inc. 19,121 2,215,168
Allstate Corp. (The) 10,754 2,772,381
American International Group,
Inc. 22,157 1,691,909
Aon plc, Class
a
A 8,919 2,867,637
Arch Capital Group Ltd.* 14,536 1,425,546
Arthur J Gallagher & Co. 10,742 2,816,015
Assurant, Inc. 2,075 584,860
Brown & Brown, Inc. 12,181 879,103
Chubb Ltd. 15,076 5,104,734
Cincinnati Financial Corp. 6,462 1,097,894
Erie Indemnity Co., Class
a
A 1,054 269,360
Everest Group Ltd. 1,651 618,547
Globe Life, Inc. 3,245 560,314
Hartford Insurance Group, Inc.
(The) 11,458 1,574,100
Loews Corp. 7,046 763,011
Marsh & McLennan Cos., Inc. 20,129 3,820,484
MetLife, Inc. 22,567 2,147,701
Principal Financial Group, Inc. 8,202 903,532
Progressive Corp. (The) 24,413 5,323,987
Prudential Financial, Inc. 14,494 1,704,495
Travelers Cos., Inc. (The) 8,883 3,250,556
W R Berkley Corp. 12,288 830,177
Willis Towers Watson plc 3,949 1,336,934
44,558,445
Interactive Media & Services — 3.7%
Alphabet, Inc., Class
a
A 244,916 83,112,245
Alphabet, Inc., Class
a
C 197,418 66,215,971
Meta Platforms, Inc., Class
a
A 91,724 52,497,314
Reddit, Inc., Class
a
A* 5,384 795,809
202,621,339
IT Services — 0.3%
Accenture plc, Class
a
A 25,650 4,867,344
Akamai Technologies, Inc.* 6,073 659,649
Cognizant Technology Solutions
Corp., Class
a
A 19,801 1,278,749
Gartner, Inc.* 2,801 554,906
GoDaddy, Inc., Class
a
A* 5,534 541,668
International Business
Machines Corp. 39,255 9,180,567

ULTRAPRO S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 3,422 $ 986,494
18,069,377
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,615 528,372
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. 11,810 1,813,544
Bio-Techne Corp. 6,540 472,907
Charles River Laboratories
International, Inc.* 2,007 578,498
Danaher Corp. 26,316 5,620,045
IQVIA Holdings, Inc.* 6,975 1,821,800
Mettler-Toledo International,
Inc.* 851 1,195,774
Revvity, Inc. 4,661 599,731
Thermo Fisher Scientific, Inc. 15,516 9,574,923
Waters Corp.* 4,109 1,703,715
West Pharmaceutical Services,
Inc. 2,945 1,004,569
24,385,506
Machinery — 0.9%
Caterpillar, Inc. 19,238 15,341,728
Cummins, Inc. 5,758 3,249,815
Deere & Co. 10,485 6,866,731
Dover Corp. 5,626 1,092,738
Fortive Corp. 12,736 749,386
IDEX Corp. 3,093 707,183
Illinois Tool Works, Inc. 10,936 3,011,446
Ingersoll Rand, Inc. 14,875 1,146,119
Nordson Corp. 2,208 710,358
Otis Worldwide Corp. 16,028 1,140,072
PACCAR, Inc. 21,989 2,729,494
Parker-Hannifin Corp. 5,272 5,163,608
Pentair plc 6,743 407,682
Snap-on, Inc. 2,154 832,112
Stanley Black & Decker, Inc. 6,485 624,959
Westinghouse Air Brake
Technologies Corp. 7,090 2,027,244
Xylem, Inc. 9,935 1,093,943
46,894,618
Media — 0.1%
AppLovin Corp., Class
a
A* 11,229 3,504,122
Charter Communications, Inc.,
Class
a
A* 3,462 527,747
EchoStar Corp., Class
a
A* 5,680 490,979
Fox Corp., Class
a
A 8,331 561,093
Fox Corp., Class
a
B 5,810 349,878
News Corp., Class
a
A 15,240 468,020
News Corp., Class
a
B 5,033 173,186
Omnicom Group, Inc. 11,909 1,042,395
Paramount Skydance Corp.,
Class
a
B(c) 13,167 143,652
Trade Desk, Inc. (The), Class
a
A* 17,843 244,806
7,505,878
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 60,038 4,547,278
Investments
Shares Value
Common Stocks (a) (continued)
Newmont Corp. 44,589 $ 5,620,889
Nucor Corp. 9,520 2,376,573
Steel Dynamics, Inc. 5,660 1,316,629
13,861,369
Multi-Utilities — 0.3%
Ameren Corp. 11,558 1,225,263
CenterPoint Energy, Inc. 27,316 1,081,714
CMS Energy Corp. 12,906 878,382
Consolidated Edison, Inc. 15,390 1,647,038
Dominion Energy, Inc. 36,726 2,424,283
DTE Energy Co. 8,688 1,178,353
NiSource, Inc. 20,027 819,505
Public Service Enterprise
Group, Inc. 20,814 1,526,291
Sempra 27,296 2,230,083
WEC Energy Group, Inc. 13,604 1,444,337
14,455,249
Office REITs — 0.0%(b)
BXP, Inc., REIT 6,197 421,334
Oil, Gas & Consumable Fuels — 1.6%
APA Corp. 14,758 636,808
Chevron Corp. 78,194 16,118,911
ConocoPhillips 50,880 6,741,091
Devon Energy Corp. 48,158 2,336,145
Diamondback Energy, Inc. 8,112 1,626,294
EOG Resources, Inc. 22,239 3,223,765
EQT Corp. 26,119 1,415,127
Expand Energy Corp. 10,006 982,189
ExxonMobil Holdings Corp. 173,129 27,865,113
Kinder Morgan, Inc. 81,785 2,636,748
Marathon Petroleum Corp. 12,202 4,555,251
Occidental Petroleum Corp. 30,336 1,825,620
ONEOK, Inc. 26,325 2,527,463
Phillips 66 16,744 4,128,736
Targa Resources Corp. 8,957 2,630,223
Texas Pacific Land Corp. 2,425 907,775
Valero Energy Corp. 12,396 4,449,172
Williams Cos., Inc. (The) 51,085 3,833,929
88,440,360
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 27,285 2,128,230
Southwest Airlines Co. 20,414 786,551
United Airlines Holdings, Inc.* 13,550 1,463,265
4,378,046
Personal Care Products — 0.0%(b)
Estee Lauder Cos., Inc. (The),
Class
a
A 10,335 1,057,271
Kenvue, Inc. 80,199 1,514,157
2,571,428
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co. 85,300 5,698,893
Eli Lilly & Co. 33,043 38,221,829
Johnson & Johnson 100,543 26,729,357

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Merck & Co., Inc. 103,161 $ 15,243,069
Pfizer, Inc. 238,065 6,775,330
Viatris, Inc. 48,650 803,211
Zoetis, Inc., Class
a
A 17,506 1,349,713
94,821,402
Professional Services — 0.2%
Automatic Data Processing, Inc. 16,688 4,775,438
Broadridge Financial Solutions,
Inc. 4,836 881,990
Equifax, Inc. 4,964 938,990
Jacobs Solutions, Inc. 4,919 733,177
Leidos Holdings, Inc. 5,255 736,803
Paychex, Inc. 13,470 1,715,270
Verisk Analytics, Inc., Class
a
A 5,478 1,061,527
10,843,195
Real Estate Management & Development — 0.0%(b)
CBRE Group, Inc., Class
a
A* 12,230 1,783,257
CoStar Group, Inc.* 17,061 547,146
2,330,403
Residential REITs — 0.1%
Camden Property Trust, REIT 4,188 443,090
Essex Property Trust, Inc., REIT 2,688 760,597
Invitation Homes, Inc., REIT 22,829 665,237
Mid-America Apartment
Communities, Inc., REIT 4,870 627,500
UDR, Inc., REIT 12,352 456,406
Vivmark Residential, REIT 30,449 1,983,448
4,936,278
Retail REITs — 0.1%
Federal Realty Investment Trust,
REIT 3,286 381,275
Kimco Realty Corp., REIT 28,174 668,006
Realty Income Corp., REIT 38,950 2,386,856
Regency Centers Corp., REIT 6,881 514,492
Simon Property Group, Inc.,
REIT 13,536 2,873,963
6,824,592
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.* 68,115 32,063,093
Analog Devices, Inc. 20,392 7,384,759
Applied Materials, Inc. 33,149 15,195,170
Broadcom, Inc. 197,762 73,239,179
First Solar, Inc.* 4,494 907,339
Intel Corp.* 197,057 17,638,572
KLA Corp. 54,562 9,572,903
Lam Research Corp. 52,236 15,748,632
Marvell Technology, Inc. 36,575 7,741,464
Microchip Technology, Inc. 22,596 1,659,676
Micron Technology, Inc. 47,110 45,165,770
Monolithic Power Systems, Inc. 2,057 2,607,803
NVIDIA Corp. 1,011,678 223,358,269
NXP Semiconductors NV 10,544 2,368,604
ON Semiconductor Corp.* 16,366 1,212,557
Qnity Electronics, Inc. 8,751 1,045,132
Investments
Shares Value
Common Stocks (a) (continued)
QUALCOMM, Inc. 44,022 $ 7,504,871
Skyworks Solutions, Inc. 6,285 421,158
Teradyne, Inc. 6,538 2,287,188
Texas Instruments, Inc. 38,018 9,919,276
477,041,415
Software — 4.7%
Adobe, Inc.* 16,880 4,942,295
Autodesk, Inc.* 8,831 2,283,078
Cadence Design Systems, Inc.* 11,525 3,904,440
Crowdstrike Holdings, Inc.,
Class
a
A* 42,525 9,823,275
Datadog, Inc., Class
a
A* 13,825 3,277,078
Fair Isaac Corp.* 967 1,109,352
Fortinet, Inc.* 26,016 4,446,915
Gen Digital, Inc. 23,014 713,434
Intuit, Inc. 11,550 4,149,915
Microsoft Corp. 310,279 157,401,434
Oracle Corp. 70,867 10,567,687
Palantir Technologies, Inc.,
Class
a
A* 95,912 17,876,079
Palo Alto Networks, Inc.* 33,880 12,946,564
PTC, Inc.* 4,829 752,068
Roper Technologies, Inc. 4,206 1,786,036
Salesforce, Inc. 34,168 8,799,627
ServiceNow, Inc.* 43,079 6,375,261
Synopsys, Inc.* 8,012 3,521,995
Trimble, Inc.* 9,730 583,216
Tyler Technologies, Inc.* 1,761 655,479
Workday, Inc., Class
a
A* 8,510 1,680,300
257,595,528
Specialized REITs — 0.4%
American Tower Corp., REIT 19,461 3,419,298
Crown Castle, Inc., REIT 18,234 1,388,337
Digital Realty Trust, Inc., REIT 14,529 2,696,437
Equinix, Inc., REIT 4,128 4,320,860
Extra Space Storage, Inc., REIT 8,835 1,246,618
Iron Mountain, Inc., REIT 12,423 1,432,993
Public Storage, REIT 7,044 2,162,438
SBA Communications Corp.,
Class
a
A, REIT 4,434 840,952
VICI Properties, Inc., Class
a
A,
REIT 45,654 1,171,025
Weyerhaeuser Co., REIT 30,110 703,671
19,382,629
Specialty Retail — 0.7%
AutoZone, Inc.* 683 2,043,017
Best Buy Co., Inc. 8,185 656,028
Carvana Co., Class
a
A* 29,918 2,197,776
Home Depot, Inc. (The) 41,608 13,640,351
Lowe's Cos., Inc. 23,387 4,787,319
O'Reilly Automotive, Inc.* 34,618 3,074,078
Ross Stores, Inc. 13,456 3,075,234
TJX Cos., Inc. (The) 46,182 6,184,232
Tractor Supply Co. 21,900 764,310
Ulta Beauty, Inc.* 1,813 973,762
Williams-Sonoma, Inc. 4,914 1,121,621
38,517,728

ULTRAPRO S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. 613,466 $ 194,376,702
Dell Technologies, Inc., Class
a
C 12,082 5,509,513
Hewlett Packard Enterprise Co. 55,428 2,895,559
HP, Inc. 38,199 1,146,734
NetApp, Inc. 8,237 1,526,234
Sandisk Corp.* 6,187 9,693,173
Seagate Technology Holdings
plc 9,359 7,752,808
Super Micro Computer, Inc.* 23,501 876,117
Western Digital Corp. 14,388 6,482,513
230,259,353
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.* 5,933 516,646
Lululemon Athletica, Inc.* 4,374 526,017
NIKE, Inc., Class
a
B 50,102 1,956,984
Ralph Lauren Corp., Class
a
A 1,623 563,019
Tapestry, Inc. 8,451 1,042,769
4,605,435
Tobacco — 0.3%
Altria Group, Inc. 69,752 4,776,617
Philip Morris International, Inc. 65,091 12,191,544
16,968,161
Trading Companies & Distributors — 0.2%
Fastenal Co. 47,945 2,364,168
Ferguson Enterprises, Inc. 8,106 1,819,878
United Rentals, Inc. 2,614 2,713,332
WW Grainger, Inc. 1,808 2,367,558
9,264,936
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 8,152 1,126,851
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 19,436 3,507,032
Total Common Stocks
(Cost $2,865,026,868)
2,760,822,696
Exchange Traded Funds (a) — 20 .6%
ProShares GENIUS Money
Market ETF, 3.55%(d)(e)
(Cost $1,125,535,000) 11,250,000 1,126,350,000
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.68% (g)
(Cost $131,591) 131,591 131,591
Investments
Principal
Amount Value
Short-Term Investments — 5 .1%
Repurchase Agreements (h) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $8,950,958
(Cost $8,950,066) $ 8,950,066
$ 8,950,066
U.S. Treasury Obligations (a) — 4 .9%
U.S. Treasury Bills (i)
3.67%, 9/3/2026 25,000,000 24,995,007
3.72%, 9/24/2026 95,000,000 94,778,769
3.70%, 10/6/2026 100,000,000 99,641,486
3.81%, 11/3/2026 50,000,000 49,672,536
Total U.S. Treasury Obligations
(Cost $269,087,465) 269,087,798
Total Short-Term Investments
(Cost $278,037,531) 278,037,864
Total Investments — 76.1%
(Cost $4,268,730,990) 4,165,342,151
Other assets less liabilities — 23.9% 1,304,760,253
Net Assets — 100.0% $ 5,470,102,404
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,088,913,055.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2026. The total value of securities on loan at August 31, 2026 was $127,614, collateralized in the form of cash with a value of $131,591 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of August 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at August 31, 2026. The total value of
securities purchased was $131,591.
(g) Rate shown is the 7-day yield as of August 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(i) The rate shown was the current yield as of August 31, 2026.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 1,326,590,000 – (200,149,102) (120,898) 30,000 1,126,350,000 11,250,000 11,268,006
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of August 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1,714 9/18/2026 U.S. Dollar $ 659,804,300 $ 18,205,484
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,711,803,298 3/8/2027 Bank of America NA 4.63% S&P 500
®
140,038,023
1,485,923,016 4/6/2027 Barclays Bank PLC 4.63% S&P 500
®
166,039,586
1,372,083,596 11/4/2027 BNP Paribas 4.73% S&P 500
®
155,912,468
1,977,228,770 3/8/2027 Citibank NA 4.61% S&P 500
®
58,997,475
1,091,562,544 11/4/2027 Goldman Sachs International 4.73% S&P 500
®
69,086,957
623,000,078 4/6/2027 J.P. Morgan Securities, LLC 4.58% S&P 500
®
319,669,662
182,276,810 1/12/2027
Morgan Stanley & Co.
International plc 4.98% S&P 500
®
57,732,692
1,356,911,156 11/4/2027 Societe Generale 4.63% S&P 500
®
104,841,345
1,603,005,986 4/6/2028 UBS AG 4.68% S&P 500
®
132,940,831
1,591,868,769 3/3/2028 Wells Fargo Bank, N.A. 4.23% S&P 500
®
16,588,680
12,995,664,023 1,221,847,719
Total Unrealized
Appreciation
1,221,847,719
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT 20+ YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Shares Value
Exchange Traded Funds (a) — 71 .3%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $12,004,800) 120,000 $ 12,014,400
Principal
Amount
Short-Term Investments — 2 .2%
Repurchase Agreements (d) — 2 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $373,669
(Cost $373,633) $ 373,633
373,633
Total Investments — 73.5%
(Cost $12,378,433) 12,388,033
Other assets less liabilities — 26.5% 4,457,386
Net Assets — 100.0% $ 16,845,419
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $703,844.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 12,014,400 – – – – 12,014,400 120,000 108,835
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 4 12/21/2026 U.S. Dollar $ 435,125 $ 4,242

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(8,084,971) 12/7/2026 Bank of America NA (3.33)%
ICE U.S. Treasury 20+ Year
Bond Index 454,180
(6,342,829) 11/4/2026 Barclays Bank PLC (3.41)%
ICE U.S. Treasury 20+ Year
Bond Index 401,152
(6,411,809) 12/7/2026 Citibank NA (3.18)%
ICE U.S. Treasury 20+ Year
Bond Index 352,562
(11,161,782) 12/7/2026 Goldman Sachs International (3.38)%
ICE U.S. Treasury 20+ Year
Bond Index 510,369
(7,324,147) 11/4/2026
Morgan Stanley & Co.
International plc (3.46)%
ICE U.S. Treasury 20+ Year
Bond Index 489,480
(1,949,733) 11/4/2026 Societe Generale (3.31)%
ICE U.S. Treasury 20+ Year
Bond Index 199,880
(8,989,976) 11/4/2026 UBS AG (3.18)%
ICE U.S. Treasury 20+ Year
Bond Index 801,941
(50,265,247) 3,209,564
Total Unrealized
Appreciation
3,209,564
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT DOW30
~
SM
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Shares Value
Exchange Traded Funds (a) — 83 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $135,072,000) 1,350,000 $ 135,162,000
Principal
Amount
Short-Term Investments — 55 .1%
Repurchase Agreements (d) — 8 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $13,443,729
(Cost $13,442,389) $ 13,442,389
13,442,389
U.S. Treasury Obligations (a) — 46 .8%
U.S. Treasury Bills (e)
3.66%, 9/3/2026 20,000,000 19,996,006
3.65%, 9/10/2026 10,000,000 9,990,931
3.66%, 9/22/2026 21,000,000 20,955,377
3.72%, 10/1/2026 10,000,000 9,969,340
3.78%, 11/3/2026 5,000,000 4,967,254
3.77%, 11/10/2026 5,000,000 4,963,829
3.86%, 12/31/2026 5,000,000 4,935,909
Total U.S. Treasury Obligations
(Cost $75,779,251) 75,778,646
Total Short-Term Investments
(Cost $89,221,640) 89,221,035
Total Investments — 138.5%
(Cost $224,293,640) 224,383,035
Liabilities in excess of other assets — (38.5%) (62,429,120)
Net Assets — 100.0% $ 161,953,915
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $87,396,268.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 140,168,000 20,026,000 (25,019,460) 9,460 (22,000) 135,162,000 1,350,000 1,203,669
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 101 9/18/2026 U.S. Dollar $ 26,886,200 $ (130,798)

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(104,297,550) 3/8/2027 Bank of America NA (4.53)%
Dow Jones Industrial
Average
SM
(12,340,998)
(74,247,516) 11/4/2027 Barclays Bank PLC (4.43)%
Dow Jones Industrial
Average
SM
(5,317,365)
(47,229,079) 1/12/2027 BNP Paribas (4.53)%
Dow Jones Industrial
Average
SM
(7,839,162)
(47,601,381) 3/2/2028 Citibank NA (4.38)%
Dow Jones Industrial
Average
SM
(4,836,192)
(53,345,458) 11/6/2026 Goldman Sachs International (4.13)%
Dow Jones Industrial
Average
SM
(11,277,607)
(55,951,567) 3/3/2028 Societe Generale (4.33)%
Dow Jones Industrial
Average
SM
(838,845)
(76,307,353) 11/6/2026 UBS AG (4.28)%
Dow Jones Industrial
Average
SM
(20,333,813)
(458,979,904) (62,783,982)
Total Unrealized
Depreciation
(62,783,982)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT MIDCAP400 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDD
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .8%
Repurchase Agreements (a) — 71 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,102,331
(Cost $1,102,221) $ 1,102,221
$ 1,102,221
Total Investments — 71.8%
(Cost $1,102,221) 1,102,221
Other assets less liabilities — 28.2% 431,880
Net Assets — 100.0% $ 1,534,101
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400
®
E-Mini Index 1 9/18/2026 U.S. Dollar $ 376,710 $ 3,308
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,135,592) 11/6/2026 Bank of America NA (4.38)% S&P MidCap 400
®
(237,224)
(936,300) 11/4/2027 BNP Paribas (4.38)% S&P MidCap 400
®
(104,206)
(1,481,535) 3/2/2028 Citibank NA (4.08)% S&P MidCap 400
®
(11,115)
(673,083) 3/6/2028 Societe Generale (3.88)% S&P MidCap 400
®
13,515
(4,226,510) (339,030)
Total Unrealized
Appreciation
13,515
Total Unrealized
Depreciation
(352,545)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO SHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Shares Value
Exchange Traded Funds (a) — 69 .3%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $1,370,477,520) 13,698,000 $ 1,371,443,760
Principal
Amount
Short-Term Investments — 95 .5%
Repurchase Agreements (d) — 9 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $184,851,455
(Cost $184,833,015) $ 184,833,015
184,833,015
U.S. Treasury Obligations (a) — 86 .2%
U.S. Treasury Bills (e)
3.65%, 9/3/2026 150,000,000 149,970,042
3.65%, 9/10/2026 75,000,000 74,931,984
3.71%, 9/17/2026 315,000,000 314,491,193
3.72%, 9/24/2026 300,000,000 299,301,375
3.70%, 9/29/2026 140,000,000 139,597,492
3.80%, 11/3/2026 300,000,000 298,035,219
3.78%, 11/10/2026 65,000,000 64,529,770
3.79%, 11/24/2026 166,000,000 164,555,904
3.81%, 12/1/2026 200,000,000 198,117,514
Total U.S. Treasury Obligations
(Cost $1,703,486,102) 1,703,530,493
Total Short-Term Investments
(Cost $1,888,319,117) 1,888,363,508
Total Investments — 164.8%
(Cost $3,258,796,637) 3,259,807,268
Liabilities in excess of other assets — (64.8%) (1,281,804,016)
Net Assets — 100.0% $ 1,978,003,252
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,839,622,854.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 2,328,791,200 293,114,220 (1,249,833,653) (247,847) (380,160) 1,371,443,760 13,698,000 17,982,984
Futures Contracts Sold
UltraPro Short QQQ
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq-100 E-Mini Index 406 9/18/2026 U.S. Dollar $ 239,645,560 $ 3,757,116

ULTRAPRO SHORT QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(506,542,056) 12/9/2027 Bank of America NA (4.48)% Nasdaq-100 Index
®
1,568,517
(383,176,266) 11/4/2027 Barclays Bank PLC (4.43)% Nasdaq-100 Index
®
(109,341,431)
(568,342,779) 1/6/2028 BNP Paribas (4.63)% Nasdaq-100 Index
®
12,082,836
(653,738,535) 3/9/2027 Citibank NA (4.48)% Nasdaq-100 Index
®
(142,319,652)
(501,210,344) 1/6/2028 Goldman Sachs International (4.43)% Nasdaq-100 Index
®
115,036
(535,498,257) 4/6/2027 J.P. Morgan Securities, LLC (4.38)% Nasdaq-100 Index
®
(485,056,296)
(639,481,362) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% Nasdaq-100 Index
®
(266,066,909)
(751,476,762) 4/6/2028
Nomura Global Financial
Products Inc. (4.43)% Nasdaq-100 Index
®
5,515,763
(671,766,201) 12/9/2027 Societe Generale (4.68)% Nasdaq-100 Index
®
(156,287,410)
(483,115,046) 11/8/2027 UBS AG (4.28)% Nasdaq-100 Index
®
(158,487,513)
(5,694,347,608) (1,298,277,059)
Total Unrealized
Appreciation
19,282,152
Total Unrealized
Depreciation
(1,317,559,211)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Shares Value
Exchange Traded Funds (a) — 62 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $47,031,400) 470,000 $ 47,056,400
Principal
Amount
Short-Term Investments — 82 .9%
Repurchase Agreements (d) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $8,609,473
(Cost $8,608,614) $ 8,608,614
8,608,614
U.S. Treasury Obligations (a) — 71 .5%
U.S. Treasury Bills (e)
3.65%, 9/3/2026 15,000,000 14,997,004
3.66%, 9/22/2026 29,000,000 28,938,378
3.77%, 11/10/2026 10,000,000 9,927,657
Total U.S. Treasury Obligations
(Cost $53,863,294) 53,863,039
Total Short-Term Investments
(Cost $62,471,908) 62,471,653
Total Investments — 145.3%
(Cost $109,503,308) 109,528,053
Liabilities in excess of other assets — (45.3%) (34,149,778)
Net Assets — 100.0% $ 75,378,275
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $42,557,295.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 60,072,000 14,018,200 (27,017,043) 3,743 (20,500) 47,056,400 470,000 335,696
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000
®
E-mini Index 78 9/18/2026 U.S. Dollar $ 11,538,930 $ 159,851

ULTRAPRO SHORT RUSSELL2000 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(35,506,965) 3/9/2027 Bank of America NA (4.03)% Russell 2000
®
Index (2,945,119)
(25,774,331) 11/6/2026 Barclays Bank PLC (4.33)% Russell 2000
®
Index (6,594,906)
(35,900,172) 3/9/2027 BNP Paribas (4.33)% Russell 2000
®
Index (3,449,913)
(29,830,580) 11/4/2027 Citibank NA (3.98)% Russell 2000
®
Index (1,613,612)
(32,251,913) 11/6/2026 Goldman Sachs International (3.78)% Russell 2000
®
Index (7,536,412)
(15,060,156) 3/6/2028 Societe Generale (3.98)% Russell 2000
®
Index (1,270,707)
(40,272,922) 3/8/2027 UBS AG (3.93)% Russell 2000
®
Index (6,433,624)
(214,597,039) (29,844,293)
Total Unrealized
Depreciation
(29,844,293)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Shares Value
Exchange Traded Funds (a) — 82 .7%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $320,174,500) 3,200,000 $ 320,384,000
Principal
Amount
Short-Term Investments — 63 .8%
Repurchase Agreements (d) — 4 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $15,561,094
(Cost $15,559,541) $ 15,559,541
15,559,541
U.S. Treasury Obligations (a) — 59 .8%
U.S. Treasury Bills (e)
3.66%, 9/3/2026 65,000,000 64,987,018
3.72%, 9/24/2026 25,000,000 24,941,781
3.77%, 11/10/2026 50,000,000 49,638,284
3.85%, 11/17/2026 50,000,000 49,602,078
3.81%, 12/1/2026 35,000,000 34,670,565
3.81%, 12/24/2026 8,000,000 7,903,835
Total U.S. Treasury Obligations
(Cost $231,730,773) 231,743,561
Total Short-Term Investments
(Cost $247,290,314) 247,303,102
Total Investments — 146.5%
(Cost $567,464,814) 567,687,102
Liabilities in excess of other assets — (46.5%) (180,243,555)
Net Assets — 100.0% $ 387,443,547
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $210,541,380.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 335,402,000 40,052,000 (55,040,366) (22,634) (7,000) 320,384,000 3,200,000 3,006,033
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 227 9/18/2026 U.S. Dollar $ 87,383,650 $ (847,967)

ULTRAPRO SHORT S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(186,411,953) 12/9/2027 Bank of America NA (4.33)% S&P 500
®
(4,672,322)
(137,589,592) 3/3/2028 Barclays Bank PLC (4.23)% S&P 500
®
(28,066,293)
(122,970,554) 12/9/2027 BNP Paribas (4.43)% S&P 500
®
1,648,878
(154,998,699) 3/2/2028 Citibank NA (4.21)% S&P 500
®
(6,995,797)
(84,824,241) 1/6/2028 Goldman Sachs International (4.43)% S&P 500
®
(8,727,768)
(10,914,319) 4/6/2027 J.P. Morgan Securities, LLC (4.28)% S&P 500
®
(70,577,785)
(49,068,318) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% S&P 500
®
(35,609,292)
(98,782,271) 1/6/2028 Societe Generale (4.33)% S&P 500
®
(13,623,980)
(112,367,432) 4/6/2028 UBS AG (4.28)% S&P 500
®
(28,559,920)
(116,806,270) 3/3/2028 Wells Fargo Bank, N.A. (3.73)% S&P 500
®
(1,283,347)
(1,074,733,649) (196,467,626)
Total Unrealized
Appreciation
1,648,878
Total Unrealized
Depreciation
(198,116,504)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Shares Value
Exchange Traded Funds (a) — 79 .8%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $8,503,850) 85,000 $ 8,510,200
Principal
Amount
Short-Term Investments — 12 .4%
Repurchase Agreements (d) — 12 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,318,921
(Cost $1,318,790) $ 1,318,790
1,318,790
Total Investments — 92.2%
(Cost $9,822,640) 9,828,990
Other assets less liabilities — 7.8% 834,022
Net Assets — 100.0% $ 10,663,012
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $347,917.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 8,009,600 500,650 – – (50) 8,510,200 85,000 73,220
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. 10 Year Treasury Note 3 12/21/2026 U.S. Dollar $ 323,297 $ 2,807

ULTRASHORT 7-10 YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(3,988,272) 11/4/2026 Bank of America NA (3.14)%
ICE U.S. Treasury 7-10 Year
Bond Index 178,296
(4,541,768) 11/4/2026 Citibank NA (3.16)%
ICE U.S. Treasury 7-10 Year
Bond Index 119,488
(5,149,675) 11/4/2026 Goldman Sachs International (3.41)%
ICE U.S. Treasury 7-10 Year
Bond Index 130,532
(7,371,351) 11/4/2026 Societe Generale (3.35)%
ICE U.S. Treasury 7-10 Year
Bond Index 254,751
(21,051,066) 683,067
Total Unrealized
Appreciation
683,067
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Shares Value
Exchange Traded Funds (a) — 77 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $230,120,500) 2,300,000 $ 230,276,000
Principal
Amount
Short-Term Investments — 11 .4%
Repurchase Agreements (d) — 3 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $8,976,851
(Cost $8,975,956) $ 8,975,956
8,975,956
U.S. Treasury Obligations (a) — 8 .4%
U.S. Treasury Bills (e)
3.66%, 9/3/2026
(Cost $24,994,965) 25,000,000 24,995,007
Total Short-Term Investments
(Cost $33,970,921) 33,970,963
Total Investments — 88.9%
(Cost $264,091,421) 264,246,963
Other assets less liabilities — 11.1% 32,846,628
Net Assets — 100.0% $ 297,093,591
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,604,496.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 240,288,000 15,019,500 (25,026,984) 4,484 (9,000) 230,276,000 2,300,000 2,093,111
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 110 12/21/2026 U.S. Dollar $ 11,965,938 $ 116,668

ULTRASHORT 20+ YEAR TREASURY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(112,731,341) 11/4/2026 Bank of America NA (3.33)%
ICE U.S. Treasury 20+ Year
Bond Index 3,318,748
(100,636,146) 11/4/2026 Barclays Bank PLC (3.41)%
ICE U.S. Treasury 20+ Year
Bond Index 4,788,325
(89,427,202) 11/4/2026 Citibank NA (3.18)%
ICE U.S. Treasury 20+ Year
Bond Index 4,261,879
(116,378,189) 11/4/2026 Goldman Sachs International (3.38)%
ICE U.S. Treasury 20+ Year
Bond Index 3,921,432
(117,602,378) 11/4/2026
Morgan Stanley & Co.
International plc (3.46)%
ICE U.S. Treasury 20+ Year
Bond Index 6,757,127
(48,363,234) 11/4/2026 Societe Generale (3.31)%
ICE U.S. Treasury 20+ Year
Bond Index 3,393,707
(585,138,490) 26,441,218
Total Unrealized
Appreciation
26,441,218
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .1%
Repurchase Agreements (a) — 98 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,419,438
(Cost $5,418,898) $ 5,418,898
$ 5,418,898
Total Investments — 98.1%
(Cost $5,418,898) 5,418,898
Other assets less liabilities — 1.9% 104,769
Net Assets — 100.0% $ 5,523,667
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(3,366,438) 3/15/2028 BNP Paribas (4.43)%
S&P Consumer Discretionary
Select Sector Index
c
(387,473)
(3,215,667) 11/15/2027 Goldman Sachs International (3.88)%
S&P Consumer Discretionary
Select Sector Index
c
(161,411)
(3,222,734) 11/15/2027 Societe Generale (3.98)%
S&P Consumer Discretionary
Select Sector Index
c
20,691
(1,203,814) 3/8/2027 UBS AG (4.28)%
S&P Consumer Discretionary
Select Sector Index
c
(177,248)
(11,008,653) (705,441)
Total Unrealized
Appreciation
20,691
Total Unrealized
Depreciation
(726,132)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .4%
Repurchase Agreements (a) — 91 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,157,978
(Cost $4,157,562) $ 4,157,562
$ 4,157,562
Total Investments — 91.4%
(Cost $4,157,562) 4,157,562
Other assets less liabilities — 8.6% 389,181
Net Assets — 100.0% $ 4,546,743
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(3,583,995) 3/8/2027 Bank of America NA (4.23)%
S&P Consumer Staples Select
Sector Index
c
(69,713)
(1,959,582) 3/8/2027 Goldman Sachs International (3.88)%
S&P Consumer Staples Select
Sector Index
c
35,108
(1,654,415) 3/15/2028 Societe Generale (3.93)%
S&P Consumer Staples Select
Sector Index
c
17,838
(1,863,575) 3/15/2028 UBS AG (4.28)%
S&P Consumer Staples Select
Sector Index
c
(40,694)
(9,061,567) (57,461)
Total Unrealized
Appreciation
52,946
Total Unrealized
Depreciation
(110,407)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Shares Value
Exchange Traded Funds (a) — 82 .0%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $38,526,200) 385,000 $ 38,546,200
Principal
Amount
Short-Term Investments — 17 .9%
Repurchase Agreements (d) — 17 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $8,443,216
(Cost $8,442,374) $ 8,442,374
8,442,374
Total Investments — 99.9%
(Cost $46,968,574) 46,988,574
Other assets less liabilities — 0.1% 64,907
Net Assets — 100.0% $ 47,053,481
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,026,927.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 42,050,400 12,015,600 (15,510,130) (1,070) (8,600) 38,546,200 385,000 354,095
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 37 9/18/2026 U.S. Dollar $ 9,849,400 $ (278,995)

ULTRASHORT DOW30
~
SM
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(24,093,213) 11/4/2027 Bank of America NA (4.53)%
Dow Jones Industrial
Average
SM
(1,407,608)
(10,743,552) 11/4/2027 Barclays Bank PLC (4.43)%
Dow Jones Industrial
Average
SM
51,724
(9,467,090) 1/12/2027 BNP Paribas (4.53)%
Dow Jones Industrial
Average
SM
(4,570,417)
(11,115,853) 3/8/2027 Citibank NA (4.38)%
Dow Jones Industrial
Average
SM
(2,445,368)
(9,645,954) 11/6/2026 Goldman Sachs International (4.13)%
Dow Jones Industrial
Average
SM
(2,961,071)
(15,796,212) 11/6/2026 Societe Generale (4.33)%
Dow Jones Industrial
Average
SM
(2,250,469)
(3,371,561) 11/6/2026 UBS AG (4.28)%
Dow Jones Industrial
Average
SM
(2,749,363)
(84,233,435) (16,332,572)
Total Unrealized
Appreciation
51,724
Total Unrealized
Depreciation
(16,384,296)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Shares Value
Exchange Traded Funds (a) — 44 .4%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $14,014,200) 140,000 $ 14,016,800
Principal
Amount
Short-Term Investments — 51 .7%
Repurchase Agreements (d) — 51 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $16,343,227
(Cost $16,341,596) $ 16,341,596
16,341,596
Total Investments — 96.1%
(Cost $30,355,796) 30,358,396
Other assets less liabilities — 3.9% 1,232,756
Net Assets — 100.0% $ 31,591,152
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,404,782.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 10,012,000 4,005,200 – – (400) 14,016,800 140,000 96,005
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(8,246,701) 3/8/2027 Bank of America NA (4.03)%
S&P Energy Select Sector
Index
c
(3,142,037)
(13,862,388) 3/15/2028 BNP Paribas (4.53)%
S&P Energy Select Sector
Index
c
(1,133,910)
(5,562,102) 3/8/2027 Goldman Sachs International (3.88)%
S&P Energy Select Sector
Index
c
(2,178,507)
(8,978,133) 3/8/2027 Societe Generale (3.98)%
S&P Energy Select Sector
Index
c
(3,002,668)
(26,470,891) 3/8/2027 UBS AG (4.28)%
S&P Energy Select Sector
Index
c
(1,894,343)
(63,120,215) (11,351,465)
Total Unrealized
Depreciation
(11,351,465)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Shares Value
Exchange Traded Funds (a) — 89 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $10,010,200) 100,000 $ 10,012,000
Principal
Amount
Short-Term Investments — 8 .7%
Repurchase Agreements (d) — 8 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $972,933
(Cost $972,835) $ 972,835
972,835
Total Investments — 98.2%
(Cost $10,983,035) 10,984,835
Other assets less liabilities — 1.8% 200,764
Net Assets — 100.0% $ 11,185,599
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $836,803.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 7,008,400 3,003,900 – – (300) 10,012,000 100,000 65,478
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,102,387) 11/15/2027 Bank of America NA (4.08)%
S&P Financial Select Sector
Index
c
(430,248)
(2,988,526) 3/15/2028 Barclays Bank PLC (4.53)%
S&P Financial Select Sector
Index
c
(389,526)
(2,200,016) 3/15/2028 BNP Paribas (4.43)%
S&P Financial Select Sector
Index
c
(320,922)
(3,124,917) 4/15/2027 Citibank NA (4.03)%
S&P Financial Select Sector
Index
c
(1,396,332)
(3,960,313) 3/8/2027 Goldman Sachs International (3.88)%
S&P Financial Select Sector
Index
c
(1,002,646)
(1,782,318) 3/15/2028 J.P. Morgan Securities, LLC (4.33)%
S&P Financial Select Sector
Index
c
(201,284)
(1,717,675) 3/15/2028 Societe Generale (3.98)%
S&P Financial Select Sector
Index
c
(223,841)
(2,430,176) 3/15/2028 UBS AG (4.28)%
S&P Financial Select Sector
Index
c
(272,339)
(22,306,328) (4,237,138)
Total Unrealized
Depreciation
(4,237,138)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 61 .9%
Repurchase Agreements (a) — 61 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,355,258
(Cost $3,354,924) $ 3,354,924
$ 3,354,924
Total Investments — 61.9%
(Cost $3,354,924) 3,354,924
Other assets less liabilities — 38.1% 2,068,252
Net Assets — 100.0% $ 5,423,176
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(4,547,105) 11/6/2026 Bank of America NA (2.93)% iShares
®
China Large-Cap ETF
c
201,270
(968,698) 11/6/2026 Citibank NA (2.40)% iShares
®
China Large-Cap ETF
c
40,734
(762,735) 11/6/2026 Goldman Sachs International (3.13)% iShares
®
China Large-Cap ETF
c
530,037
(2,887,675) 11/6/2026 Societe Generale (3.48)% iShares
®
China Large-Cap ETF
c
(342,523)
(1,638,498) 11/9/2026 UBS AG (3.73)% iShares
®
China Large-Cap ETF
c
(211,768)
(10,804,711) 217,750
Total Unrealized
Appreciation
772,041
Total Unrealized
Depreciation
(554,291)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Shares Value
Exchange Traded Funds (a) — 78 .6%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $7,507,750) 75,000 $ 7,509,000
Principal
Amount
Short-Term Investments — 8 .6%
Repurchase Agreements (d) — 8 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $818,023
(Cost $817,942) $ 817,942
817,942
Total Investments — 87.2%
(Cost $8,325,692) 8,326,942
Other assets less liabilities — 12.8% 1,224,514
Net Assets — 100.0% $ 9,551,456
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,655.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 5,006,000 2,503,250 – – (250) 7,509,000 75,000 48,666
Swap Agreements
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,535,718) 11/6/2026 Citibank NA (3.43)%
Vanguard
®
FTSE Europe ETF
Shares
c
(1,362,602)
(6,791,350) 11/6/2026 Goldman Sachs International (3.13)%
Vanguard
®
FTSE Europe ETF
Shares
c
(3,743,688)
(7,056,275) 11/6/2026 Societe Generale (2.83)%
Vanguard
®
FTSE Europe ETF
Shares
c
(2,511,090)
(2,779,945) 11/6/2026 UBS AG (2.38)%
Vanguard
®
FTSE Europe ETF
Shares
c
(1,112,590)
(19,163,288) (8,729,970)
Total Unrealized
Depreciation
(8,729,970)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .8%
Repurchase Agreements (a) — 90 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $2,678,020
(Cost $2,677,753) $ 2,677,753
$ 2,677,753
Total Investments — 90.8%
(Cost $2,677,753) 2,677,753
Other assets less liabilities — 9.2% 270,062
Net Assets — 100.0% $ 2,947,815
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(378,519) 3/8/2027 Bank of America NA (4.28)%
S&P Health Care Select Sector
Index
c
16,124
(1,498,590) 3/15/2028 BNP Paribas (4.53)%
S&P Health Care Select Sector
Index
c
(252,186)
(1,240,509) 4/15/2027 Citibank NA (4.08)%
S&P Health Care Select Sector
Index
c
(309,337)
(652,085) 3/8/2027 Goldman Sachs International (3.88)%
S&P Health Care Select Sector
Index
c
(162,297)
(894,681) 11/15/2027 Societe Generale (3.93)%
S&P Health Care Select Sector
Index
c
(119,923)
(1,212,981) 3/15/2028 UBS AG (4.28)%
S&P Health Care Select Sector
Index
c
(256,388)
(5,877,365) (1,084,007)
Total Unrealized
Appreciation
16,124
Total Unrealized
Depreciation
(1,100,131)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .7%
Repurchase Agreements (a) — 92 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $5,781,133
(Cost $5,780,556) $ 5,780,556
$ 5,780,556
Total Investments — 92.7%
(Cost $5,780,556) 5,780,556
Other assets less liabilities — 7.3% 454,659
Net Assets — 100.0% $ 6,235,215
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,027,990) 11/15/2027 Bank of America NA (4.28)%
S&P Industrials Select Sector
Index
c
(87,760)
(3,084,309) 11/15/2027 BNP Paribas (4.53)%
S&P Industrials Select Sector
Index
c
(44,733)
(1,391,378) 3/8/2027 Goldman Sachs International (3.88)%
S&P Industrials Select Sector
Index
c
(281,097)
(2,936,178) 3/15/2028 Societe Generale (3.98)%
S&P Industrials Select Sector
Index
c
(11,159)
(3,050,803) 3/8/2027 UBS AG (4.28)%
S&P Industrials Select Sector
Index
c
(499,482)
(12,490,658) (924,231)
Total Unrealized
Depreciation
(924,231)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .0%
Repurchase Agreements (a) — 99 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,785,848
(Cost $3,785,471) $ 3,785,471
$ 3,785,471
Total Investments — 99.0%
(Cost $3,785,471) 3,785,471
Other assets less liabilities — 1.0% 36,620
Net Assets — 100.0% $ 3,822,091
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,153,789) 3/8/2027 Bank of America NA (3.93)%
S&P Materials Select Sector
Index
c
(198,716)
(1,691,065) 3/15/2028 BNP Paribas (4.53)%
S&P Materials Select Sector
Index
c
(131,229)
(661,672) 3/8/2027 Goldman Sachs International (3.88)%
S&P Materials Select Sector
Index
c
(96,950)
(1,598,297) 3/8/2027 Societe Generale (3.98)%
S&P Materials Select Sector
Index
c
(146,809)
(1,561,413) 3/8/2027 UBS AG (4.28)%
S&P Materials Select Sector
Index
c
(208,129)
(7,666,236) (781,833)
Total Unrealized
Depreciation
(781,833)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .6%
Repurchase Agreements (a) — 92 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,019,481
(Cost $4,019,080) $ 4,019,080
$ 4,019,080
Total Investments — 92.6%
(Cost $4,019,080) 4,019,080
Other assets less liabilities — 7.4% 319,587
Net Assets — 100.0% $ 4,338,667
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,327,589) 3/8/2027 Bank of America NA (4.38)% S&P MidCap 400
®
(218,734)
(3,038,274) 11/8/2027 BNP Paribas (4.38)% S&P MidCap 400
®
20,762
(2,120,775) 11/4/2027 Citibank NA (4.08)% S&P MidCap 400
®
(42,291)
(1,191,996) 11/6/2026 Societe Generale (3.88)% S&P MidCap 400
®
(69,274)
(8,678,634) (309,537)
Total Unrealized
Appreciation
20,762
Total Unrealized
Depreciation
(330,299)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI BRAZIL CAPPED :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 73 .6%
Repurchase Agreements (a) — 73 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,764,570
(Cost $1,764,393) $ 1,764,393
$ 1,764,393
Total Investments — 73.6%
(Cost $1,764,393) 1,764,393
Other assets less liabilities — 26.4% 631,768
Net Assets — 100.0% $ 2,396,161
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,395,210) 11/6/2026 Bank of America NA (2.83)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,266,923)
(292,789) 11/6/2026 Citibank NA (3.93)%
iShares
®
MSCI Brazil Capped
ETF
c
(169,999)
(1,421,099) 11/6/2026 Goldman Sachs International (3.13)%
iShares
®
MSCI Brazil Capped
ETF
c
(1,281,865)
(562,727) 11/6/2026 Societe Generale (3.03)%
iShares
®
MSCI Brazil Capped
ETF
c
(434,759)
(1,128,310) 11/6/2026 UBS AG (3.53)%
iShares
®
MSCI Brazil Capped
ETF
c
(869,950)
(4,800,135) (4,023,496)
Total Unrealized
Depreciation
(4,023,496)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .0%
Repurchase Agreements (a) — 91 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,052,534
(Cost $1,052,429) $ 1,052,429
$ 1,052,429
Total Investments — 91.0%
(Cost $1,052,429) 1,052,429
Other assets less liabilities — 9.0% 104,510
Net Assets — 100.0% $ 1,156,939
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(223,552) 11/6/2026 Citibank NA (3.63)% iShares
®
MSCI EAFE ETF
c
(134,332)
(373,355) 11/6/2026 Goldman Sachs International (3.48)% iShares
®
MSCI EAFE ETF
c
(40,895)
(1,387,405) 11/6/2026 Societe Generale (3.13)% iShares
®
MSCI EAFE ETF
c
(558,438)
(327,262) 11/6/2026 UBS AG (3.53)% iShares
®
MSCI EAFE ETF
c
(183,329)
(2,311,574) (916,994)
Total Unrealized
Depreciation
(916,994)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Shares Value
Exchange Traded Funds (a) — 47 .6%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $1,201,480) 12,000 $ 1,201,440
Principal
Amount
Short-Term Investments — 44 .4%
Repurchase Agreements (d) — 44 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,122,194
(Cost $1,122,083) $ 1,122,083
1,122,083
Total Investments — 92.0%
(Cost $2,323,563) 2,323,523
Other assets less liabilities — 8.0% 203,238
Net Assets — 100.0% $ 2,526,761
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,058.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 2,002,400 1,001,300 (1,801,043) (577) (640) 1,201,440 12,000 6,990
Swap Agreements
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,345,987) 11/6/2026 Citibank NA (3.73)%
iShares
®
MSCI Emerging
Markets ETF
c
(1,161,065)
(1,002,135) 11/6/2026 Goldman Sachs International (3.28)%
iShares
®
MSCI Emerging
Markets ETF
c
(825,719)
(2,186,309) 11/6/2026 Societe Generale (3.38)%
iShares
®
MSCI Emerging
Markets ETF
c
(1,696,413)
(496,471) 12/16/2026 UBS AG (3.53)%
iShares
®
MSCI Emerging
Markets ETF
c
(37,728)
(5,030,902) (3,720,925)
Total Unrealized
Depreciation
(3,720,925)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .3%
Repurchase Agreements (a) — 87 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $4,504,472
(Cost $4,504,021) $ 4,504,021
$ 4,504,021
Total Investments — 87.3%
(Cost $4,504,021) 4,504,021
Other assets less liabilities — 12.7% 655,529
Net Assets — 100.0% $ 5,159,550
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,726,915) 11/6/2026 Bank of America NA (3.83)% iShares
®
MSCI Japan ETF
c
(1,268,554)
(5,531,617) 11/6/2026 Societe Generale (3.23)% iShares
®
MSCI Japan ETF
c
(1,511,479)
(2,051,049) 11/6/2026 UBS AG (3.63)% iShares
®
MSCI Japan ETF
c
(1,079,678)
(10,309,581) (3,859,711)
Total Unrealized
Depreciation
(3,859,711)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 76 .7%
Repurchase Agreements (a) — 76 .7%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,436,334
(Cost $1,436,192) $ 1,436,192
$ 1,436,192
Total Investments — 76.7%
(Cost $1,436,192) 1,436,192
Other assets less liabilities — 23.3% 435,118
Net Assets — 100.0% $ 1,871,310
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(897,758) 3/15/2028 Bank of America NA (4.23)% Nasdaq Biotechnology Index
®
29,098
(783,757) 3/15/2028 BNP Paribas (4.18)% Nasdaq Biotechnology Index
®
19,850
(762,381) 3/15/2028 Citibank NA (3.23)% Nasdaq Biotechnology Index
®
28,779
(527,254) 11/6/2026 Societe Generale (3.93)% Nasdaq Biotechnology Index
®
(263,094)
(783,757) 11/15/2027 UBS AG (4.28)% Nasdaq Biotechnology Index
®
(274,803)
(3,754,907) (460,170)
Total Unrealized
Appreciation
77,727
Total Unrealized
Depreciation
(537,897)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT QQQ
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Shares Value
Exchange Traded Funds (a) — 63 .3%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $190,603,200) 1,905,000 $ 190,728,600
Principal
Amount
Short-Term Investments — 57 .1%
Repurchase Agreements (d) — 12 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $37,244,871
(Cost $37,241,155) $ 37,241,155
37,241,155
U.S. Treasury Obligations (a) — 44 .7%
U.S. Treasury Bills (e)
3.65%, 9/3/2026 40,000,000 39,992,011
3.66%, 9/22/2026 35,000,000 34,925,629
3.70%, 10/6/2026 10,000,000 9,964,148
3.78%, 11/3/2026 20,000,000 19,869,015
3.77%, 11/10/2026 5,000,000 4,963,828
3.85%, 11/17/2026 25,000,000 24,801,039
3.81%, 12/1/2026 500,000 495,294
Total U.S. Treasury Obligations
(Cost $135,007,316) 135,010,964
Total Short-Term Investments
(Cost $172,248,471) 172,252,119
Total Investments — 120.4%
(Cost $362,851,671) 362,980,719
Liabilities in excess of other assets — (20.4%) (61,442,283)
Net Assets — 100.0% $ 301,538,436
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,443,902.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 265,318,000 55,065,500 (129,593,410) (21,390) (40,100) 190,728,600 1,905,000 1,909,561

ULTRASHORT QQQ
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Futures Contracts Sold
UltraShort QQQ
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq-100 E-Mini Index 57 9/18/2026 U.S. Dollar $ 33,644,820 $ 264,194
Swap Agreements
UltraShort QQQ
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(72,581,974) 1/6/2028 Bank of America NA (4.48)% Nasdaq-100 Index
®
(10,425,015)
(65,158,818) 11/4/2027 Barclays Bank PLC (4.43)% Nasdaq-100 Index
®
(4,648,722)
(99,034,333) 1/6/2028 BNP Paribas (4.63)% Nasdaq-100 Index
®
(9,195,456)
(49,929,564) 3/2/2028 Citibank NA (4.48)% Nasdaq-100 Index
®
(5,232,442)
(52,197,751) 11/9/2027 Goldman Sachs International (4.43)% Nasdaq-100 Index
®
(395,273)
(52,845,804) 4/6/2027 J.P. Morgan Securities, LLC (4.38)% Nasdaq-100 Index
®
(32,450,234)
(14,404,458) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% Nasdaq-100 Index
®
(8,485,750)
(48,309,431) 4/6/2028
Nomura Global Financial
Products Inc. (4.43)% Nasdaq-100 Index
®
1,214,045
(57,882,946) 3/3/2028 Societe Generale (4.68)% Nasdaq-100 Index
®
(9,463,043)
(57,109,377) 3/3/2028 UBS AG (4.28)% Nasdaq-100 Index
®
(14,047,822)
(569,454,456) (93,129,712)
Total Unrealized
Appreciation
1,214,045
Total Unrealized
Depreciation
(94,343,757)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT QQQ MEGA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQDN
::
Investments
Principal
Amount Value
Short-Term Investments — 74 .2%
Repurchase Agreements (a) — 74 .2%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $764,571
(Cost $764,495) $ 764,495
$ 764,495
Total Investments — 74.2%
(Cost $764,495) 764,495
Other assets less liabilities — 25.8% 265,614
Net Assets — 100.0% $ 1,030,109
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort QQQ Mega had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(682,636) 3/8/2027 Bank of America NA (4.53)% Nasdaq-100 Mega Index (77,406)
(511,168) 3/6/2028 Barclays Bank PLC (4.46)% Nasdaq-100 Mega Index (46,153)
(867,044) 1/12/2027 Goldman Sachs International (4.13)% Nasdaq-100 Mega Index (245,634)
(2,060,848) (369,193)
Total Unrealized
Depreciation
(369,193)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT REAL ESTATE :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Shares Value
Exchange Traded Funds (a) — 83 .0%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $12,004,800) 120,000 $ 12,014,400
Principal
Amount
Short-Term Investments — 8 .1%
Repurchase Agreements (d) — 8 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,166,816
(Cost $1,166,701) $ 1,166,701
1,166,701
Total Investments — 91.1%
(Cost $13,171,501) 13,181,101
Other assets less liabilities — 8.9% 1,281,277
Net Assets — 100.0% $ 14,462,378
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $839,706.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 12,014,400 – – – – 12,014,400 120,000 108,835
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,200,475) 3/8/2027 Bank of America NA (4.13)%
S&P Real Estate Select Sector
Index
c
(470,489)
(6,627,662) 3/15/2028 BNP Paribas (4.43)%
S&P Real Estate Select Sector
Index
c
(261,181)
(3,882,822) 4/15/2027 Citibank NA (4.08)%
S&P Real Estate Select Sector
Index
c
(781,224)
(5,638,394) 3/8/2027 Goldman Sachs International (3.88)%
S&P Real Estate Select Sector
Index
c
(411,596)
(3,919,839) 3/8/2027 Societe Generale (3.93)%
S&P Real Estate Select Sector
Index
c
(967,308)
(3,560,499) 3/8/2027 UBS AG (4.28)%
S&P Real Estate Select Sector
Index
c
(98,351)
(28,829,691) (2,990,149)
Total Unrealized
Depreciation
(2,990,149)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Shares Value
Exchange Traded Funds (a) — 88 .8%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $41,525,350) 415,000 $ 41,549,800
Principal
Amount
Short-Term Investments — 13 .0%
Repurchase Agreements (d) — 13 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $6,100,126
(Cost $6,099,518) $ 6,099,518
6,099,518
Total Investments — 101.8%
(Cost $47,624,868) 47,649,318
Liabilities in excess of other assets — (1.8%) (830,831)
Net Assets — 100.0% $ 46,818,487
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,061,565.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
(Depreciation)
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 38,045,600 10,011,000 (6,504,516) (1,334) (950) 41,549,800 415,000 350,016
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000
®
E-mini Index 43 9/18/2026 U.S. Dollar $ 6,361,205 $ 2,802
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(15,361,714) 11/4/2027 Bank of America NA (4.03)% Russell 2000
®
Index (1,836,551)
(10,161,319) 11/4/2027 Barclays Bank PLC (4.33)% Russell 2000
®
Index (2,164,240)
(12,091,881) 1/12/2027 BNP Paribas (4.33)% Russell 2000
®
Index (3,304,458)
(10,906,344) 3/8/2027 Citibank NA (3.98)% Russell 2000
®
Index (4,180,172)
(8,931,435) 11/6/2026 Goldman Sachs International (3.78)% Russell 2000
®
Index (933,892)
(9,247,776) 3/3/2028 Societe Generale (3.98)% Russell 2000
®
Index (15,959)
(20,576,463) 11/6/2026 UBS AG (3.93)% Russell 2000
®
Index (7,092,562)
(87,276,932) (19,527,834)
Total Unrealized
Depreciation
(19,527,834)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT S&P500
®
:: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Shares Value
Exchange Traded Funds (a) — 101 .8%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $388,742,500) 3,885,000 $ 388,966,200
Principal
Amount
Short-Term Investments — 39 .4%
Repurchase Agreements (d) — 6 .0%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $22,908,983
(Cost $22,906,699) $ 22,906,699
22,906,699
U.S. Treasury Obligations (a) — 33 .4%
U.S. Treasury Bills (e)
3.66%, 9/22/2026 15,000,000 14,968,127
3.72%, 10/1/2026 5,000,000 4,984,670
3.81%, 10/15/2026 30,000,000 29,863,971
3.78%, 11/3/2026 10,000,000 9,934,507
3.77%, 11/5/2026 25,000,000 24,831,294
3.77%, 11/10/2026 16,500,000 16,380,634
3.85%, 11/17/2026 20,000,000 19,840,831
3.79%, 11/24/2026 2,000,000 1,982,601
3.86%, 12/31/2026 5,000,000 4,935,909
Total U.S. Treasury Obligations
(Cost $127,717,238) 127,722,544
Total Short-Term Investments
(Cost $150,623,937) 150,629,243
Total Investments — 141.2%
(Cost $539,366,437) 539,595,443
Liabilities in excess of other assets — (41.2%) (157,449,394)
Net Assets — 100.0% $ 382,146,049
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $161,246,653.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) The rate shown was the current yield as of August 31, 2026.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 400,480,000 70,079,000 (81,569,784) (25,466) 2,450 388,966,200 3,885,000 3,371,492
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of August 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500
®
E-Mini Index 155 9/18/2026 U.S. Dollar $ 59,667,250 $ (1,763,800)

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(55,171,113) 3/8/2027 Bank of America NA (4.33)% S&P 500
®
(29,805,801)
(67,883,988) 3/3/2028 Barclays Bank PLC (4.23)% S&P 500
®
(9,892,251)
(97,029,831) 1/12/2027 BNP Paribas (4.43)% S&P 500
®
(26,431,870)
(63,364,538) 3/2/2028 Citibank NA (4.21)% S&P 500
®
(16,506,585)
(62,542,121) 1/6/2028 Goldman Sachs International (4.43)% S&P 500
®
(8,268,133)
(108,966,407) 4/6/2027 J.P. Morgan Securities, LLC (4.28)% S&P 500
®
(36,640,683)
(28,154,331) 1/12/2027
Morgan Stanley & Co.
International plc (4.28)% S&P 500
®
(19,277,200)
(70,635,627) 1/6/2028 Societe Generale (4.33)% S&P 500
®
(3,527,391)
(87,519,463) 4/6/2028 UBS AG (4.28)% S&P 500
®
(33,738,347)
(63,226,188) 3/3/2028 Wells Fargo Bank, N.A. (3.73)% S&P 500
®
(2,853,627)
(704,493,607) (186,941,888)
Total Unrealized
Depreciation
(186,941,888)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT SEMICONDUCTORS :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Shares Value
Exchange Traded Funds (a) — 112 .5%
ProShares GENIUS Money
Market ETF, 3.55%(b)(c)
(Cost $42,533,250) 425,000 $ 42,551,000
Principal
Amount
Short-Term Investments — 4 .5%
Repurchase Agreements (d) — 4 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $1,707,905
(Cost $1,707,734) $ 1,707,734
1,707,734
Total Investments — 117.0%
(Cost $44,240,984) 44,258,734
Liabilities in excess of other assets — (17.0%) (6,416,836)
Net Assets — 100.0% $ 37,841,898
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,360,120.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of August 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2026
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Loss
($)
Change in
Unrealized
Appreciation
($)
Value at
August 31, 2026
($)
Shares held
at August 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF 20,024,000 25,022,500 (2,501,573) (677) 6,750 42,551,000 425,000 366,404

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(6,975,884) 11/15/2027 Bank of America NA (4.33)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,535,344)
(7,479,698) 11/15/2027 Barclays Bank PLC (4.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,644,984)
(6,820,864) 3/15/2028 BNP Paribas (4.43)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(4,394,623)
(8,409,816) 4/15/2027 Citibank NA (4.54)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,677,628)
(6,433,315) 3/15/2028 Goldman Sachs International (4.48)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,546,526)
(2,674,089) 3/8/2027 J.P. Morgan Securities, LLC (4.38)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(3,428,772)
(11,975,267) 3/8/2027
Morgan Stanley & Co.
International plc (4.28)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(3,681,070)
(16,199,552) 11/15/2027 Societe Generale (4.18)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,507,802)
(8,991,139) 11/15/2027 UBS AG (4.28)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(2,613,364)
(75,959,624) (25,030,113)
Total Unrealized
Depreciation
(25,030,113)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 63 .8%
Repurchase Agreements (a) — 63 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $889,645
(Cost $889,555) $ 889,555
$ 889,555
Total Investments — 63.8%
(Cost $889,555) 889,555
Other assets less liabilities — 36.2% 504,522
Net Assets — 100.0% $ 1,394,077
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,499,368) 11/4/2027 Bank of America NA (4.13)% S&P SmallCap 600
®
(281,264)
(463,505) 3/2/2028 Societe Generale (3.68)% S&P SmallCap 600
®
(7,970)
(825,179) 3/6/2028 UBS AG (3.93)% S&P SmallCap 600
®
(29,886)
(2,788,052) (319,120)
Total Unrealized
Depreciation
(319,120)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2026 (Unaudited) :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .3%
Repurchase Agreements (a) — 91 .3%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,183,856
(Cost $3,183,539) $ 3,183,539
$ 3,183,539
Total Investments — 91.3%
(Cost $3,183,539) 3,183,539
Other assets less liabilities — 8.7% 301,577
Net Assets — 100.0% $ 3,485,116
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(776,939) 3/15/2028 Bank of America NA (4.36)%
S&P Technology Select Sector
Index
c
15,764
(469,166) 3/15/2028 Barclays Bank PLC (4.48)%
S&P Technology Select Sector
Index
c
(259,373)
(439,140) 3/15/2028 BNP Paribas (4.43)%
S&P Technology Select Sector
Index
c
(323,118)
(836,993) 2/15/2028 Citibank NA (4.08)%
S&P Technology Select Sector
Index
c
(16,464)
(957,099) 2/15/2028 Goldman Sachs International (3.88)%
S&P Technology Select Sector
Index
c
(3,872)
(2,139,398) 3/15/2028 J.P. Morgan Securities, LLC (4.38)%
S&P Technology Select Sector
Index
c
(220,856)
(795,706) 11/15/2027 Societe Generale (4.03)%
S&P Technology Select Sector
Index
c
(205,484)
(559,246) 3/15/2028 UBS AG (4.28)%
S&P Technology Select Sector
Index
c
(383,211)
(6,973,687) (1,396,614)
Total Unrealized
Appreciation
15,764
Total Unrealized
Depreciation
(1,412,378)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: AUGUST 31, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 70 .4%
Repurchase Agreements (a) — 70 .4%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.66%, dated
8/31/2026, due 9/1/2026, total
to be received $3,216,792
(Cost $3,216,471) $ 3,216,471
$ 3,216,471
Total Investments — 70.4%
(Cost $3,216,471) 3,216,471
Other assets less liabilities — 29.6% 1,352,972
Net Assets — 100.0% $ 4,569,443
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,685,126) 3/8/2027 Bank of America NA (4.28)%
S&P Utilities Select Sector
Index
c
(234,007)
(1,787,247) 4/15/2027 Goldman Sachs International (3.88)%
S&P Utilities Select Sector
Index
c
(203,696)
(2,513,210) 3/15/2028 Societe Generale (3.98)%
S&P Utilities Select Sector
Index
c
248,206
(2,145,547) 3/8/2027 UBS AG (4.28)%
S&P Utilities Select Sector
Index
c
31,526
(9,131,130) (157,971)
Total Unrealized
Appreciation
279,732
Total Unrealized
Depreciation
(437,703)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2026 (Unaudited) :: 227
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
Short 7-10 Year Treasury
...................................
$ 2,716,704
$ 543,341 $ 869,345 $ 1,630,022 $ 4,085,752 $ 9,845,164
Short 20+ Year Treasury
....................................
3,655,210
731,042 1,169,667 2,193,126 5,497,206 13,246,251
Short Dow30
SM
.........................................
3,037,445
607,489 971,981 1,822,466 4,568,126 11,007,507
Short Financials
........................................
484,918
96,984 155,173 290,951 729,286 1,757,312
Short FTSE China 50
......................................
931,467
186,293 298,069 558,880 1,400,869 3,375,578
Short High Yield
........................................
532,014
106,403 170,244 319,208 800,115 1,927,984
Short MidCap400
.......................................
755,528
151,106 241,768 453,317 1,136,266 2,737,985
Short MSCI EAFE
.......................................
227,107
45,421 72,674 136,264 341,555 823,021
Short MSCI Emerging Markets
................................
1,495,709
299,142 478,628 897,425 2,249,451 5,420,355
Short QQQ
®
...........................................
28,286,228
5,657,246 9,051,592 16,971,737 42,540,706 102,507,509
Short Real Estate
........................................
815,318
163,063 260,902 489,191 1,226,187 2,954,661
Short Russell2000
.......................................
4,416,540
883,308 1,413,294 2,649,925 6,642,198 16,005,265
Short S&P500
®
.........................................
11,757,248
2,351,450 3,762,319 7,054,349 17,682,161 42,607,527
Short SmallCap600
......................................
870,788
174,158 278,652 522,473 1,309,610 3,155,681
Ultra 7-10 Year Treasury
....................................
368,932
73,785 118,058 221,359 554,850 1,336,984
Ultra 20+ Year Treasury
....................................
3,022,539
604,508 967,213 1,813,523 4,545,708 10,953,491
Ultra Communication Services
................................
414,998
83,000 132,800 248,999 624,130 1,503,927
Ultra Consumer Discretionary
.................................
552,553
110,511 176,817 331,532 831,006 2,002,419
Ultra Consumer Staples
....................................
924,539
184,908 295,853 554,723 1,390,448 3,350,471
Ultra Dow30
SM
.........................................
5,074,912
1,014,982 1,623,971 3,044,946 7,632,348 18,391,159
Ultra Energy
...........................................
1,522,314
304,463 487,140 913,388 2,289,464 5,516,769
Ultra Financials
.........................................
8,428,255
1,685,651 2,697,040 5,056,953 12,675,564 30,543,463
Ultra FTSE China 50
......................................
50,597
10,119 16,191 30,358 76,094 183,359
Ultra FTSE Europe
.......................................
466,048
93,210 149,135 279,629 700,906 1,688,928
Ultra Health Care
........................................
3,022,189
604,438 967,101 1,813,313 4,545,181 10,952,222
Ultra High Yield
.........................................
3,908,903
781,781 1,250,849 2,345,342 5,878,742 14,165,617
Ultra Industrials
.........................................
843,863
168,773 270,036 506,318 1,269,118 3,058,108
Ultra Materials
.........................................
1,643,345
328,669 525,869 986,007 2,471,487 5,955,377
Ultra MidCap400
........................................
872,915
174,583 279,333 523,749 1,312,810 3,163,390
Ultra MSCI Brazil Capped
...................................
341,893
68,378 109,406 205,136 514,186 1,238,999

228 :: AUGUST 31, 2026 (Unaudited) :: NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Fund Name
Bank of
America
Securities,
Inc., 3.66%,
dated
8/31/2026
due
9/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
8/31/2026
due
9/1/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
8/31/2026
due
9/1/2026
(c)
BNP Paribas
Securities
Corp., 3.66%,
dated
8/31/2026
due
9/1/2026
(d)
CF Secured
LLC, 3.65%,
dated
8/31/2026
due
9/1/2026
(e)
Total
Ultra MSCI EAFE
........................................
$ 1,275,473
$ 255,095 $ 408,151 $ 765,284 $ 1,918,230 $ 4,622,233
Ultra MSCI Emerging Markets
.................................
1,873,618
374,724 599,559 1,124,171 2,817,804 6,789,876
Ultra MSCI Japan
.......................................
409,753
81,950 131,121 245,852 616,244 1,484,920
Ultra Nasdaq Biotechnology
.................................
6,212,617
1,242,523 1,988,038 3,727,570 9,343,385 22,514,133
Ultra Nasdaq Cloud Computing
................................
115,485
23,097 36,955 69,291 173,683 418,511
Ultra Nasdaq Cybersecurity
..................................
1,248,628
249,726 399,562 749,177 1,877,859 4,524,952
Ultra QQQ
®
...........................................
62,488,565
12,497,713 19,996,342 37,493,139 93,978,871 226,454,630
Ultra QQQ Mega
........................................
2,010,016
402,003 643,205 1,206,010 3,022,938 7,284,172
Ultra QQQ Top 30
.......................................
563,455
112,691 180,306 338,073 847,401 2,041,926
Ultra Real Estate
........................................
1,066,168
213,234 341,173 639,700 1,603,449 3,863,724
Ultra Russell2000
........................................
3,257,291
651,458 1,042,333 1,954,375 4,898,761 11,804,218
Ultra S&P500
®
.........................................
11,121,535
2,224,307 3,558,892 6,672,921 16,726,089 40,303,744
Ultra S&P 500 Equal Weight
..................................
7,061,005
1,412,201 2,259,522 4,236,603 10,619,308 25,588,639
Ultra Semiconductors
.....................................
4,678,872
935,774 1,497,240 2,807,323 7,036,730 16,955,939
Ultra SmallCap600
.......................................
667,362
133,472 213,556 400,417 1,003,671 2,418,478
Ultra Technology
........................................
1,657,013
331,403 530,245 994,208 2,492,044 6,004,913
Ultra Utilities
..........................................
693,726
138,745 221,992 416,236 1,043,320 2,514,019
UltraPro Dow30
SM
.......................................
10,911,371
2,182,273 3,491,639 6,546,823 16,410,015 39,542,121
UltraPro MidCap400
......................................
455,184
91,037 145,660 273,110 684,568 1,649,559
UltraPro QQQ
®
.........................................
68,502,420
13,700,484 21,920,774 41,101,452 103,023,329 248,248,459
UltraPro Russell2000
......................................
2,185,380
437,076 699,322 1,311,229 3,286,674 7,919,681
UltraPro S&P500
®
.......................................
2,469,708
493,942 790,306 1,481,825 3,714,285 8,950,066
UltraPro Short 20+ Year Treasury
...............................
103,102
20,620 32,992 61,861 155,058 373,633
UltraPro Short Dow30
SM
....................................
3,709,333
741,867 1,186,987 2,225,600 5,578,602 13,442,389
UltraPro Short MidCap400
..................................
304,150
60,830 97,329 182,490 457,422 1,102,221
UltraPro Short QQQ
®
......................................
51,003,373
10,200,674 16,321,079 30,602,024 76,705,865 184,833,015
UltraPro Short Russell2000
..................................
2,375,487
475,097 760,156 1,425,292 3,572,582 8,608,614
UltraPro Short S&P500
®
....................................
4,293,546
858,709 1,373,935 2,576,128 6,457,223 15,559,541
UltraShort 7-10 Year Treasury
.................................
363,911
72,782 116,451 218,347 547,299 1,318,790
UltraShort 20+ Year Treasury
.................................
2,476,852
495,370 792,593 1,486,111 3,725,030 8,975,956
UltraShort Consumer Discretionary
..............................
1,495,307
299,061 478,499 897,184 2,248,847 5,418,898
UltraShort Consumer Staples
.................................
1,147,250
229,450 367,120 688,350 1,725,392 4,157,562
UltraShort Dow30
SM
......................................
2,329,614
465,923 745,476 1,397,768 3,503,593 8,442,374
UltraShort Energy
.......................................
4,509,349
901,870 1,442,992 2,705,609 6,781,776 16,341,596
UltraShort Financials
......................................
268,447
53,689 85,903 161,068 403,728 972,835
UltraShort FTSE China 50
...................................
925,768
185,154 296,245 555,461 1,392,296 3,354,924
UltraShort FTSE Europe
....................................
225,705
45,141 72,226 135,423 339,447 817,942
UltraShort Health Care
.....................................
738,907
147,781 236,450 443,344 1,111,271 2,677,753
UltraShort Industrials
.....................................
1,595,104
319,021 510,433 957,062 2,398,936 5,780,556
UltraShort Materials
......................................
1,044,575
208,915 334,263 626,745 1,570,973 3,785,471
UltraShort MidCap400
.....................................
1,109,037
221,807 354,893 665,422 1,667,921 4,019,080
UltraShort MSCI Brazil Capped
................................
486,872
97,374 155,799 292,123 732,225 1,764,393
UltraShort MSCI EAFE
.....................................
290,410
58,082 92,932 174,247 436,758 1,052,429
UltraShort MSCI Emerging Markets
.............................
309,631
61,926 99,082 185,779 465,665 1,122,083
UltraShort MSCI Japan
....................................
1,242,853
248,571 397,712 745,712 1,869,173 4,504,021
UltraShort Nasdaq Biotechnology
..............................
396,307
79,261 126,818 237,784 596,022 1,436,192
UltraShort QQQ
®
........................................
10,276,435
2,055,287 3,288,460 6,165,861 15,455,112 37,241,155
UltraShort QQQ Mega
.....................................
210,957
42,191 67,506 126,574 317,267 764,495
UltraShort Real Estate
.....................................
321,943
64,389 103,022 193,166 484,181 1,166,701
UltraShort Russell2000
....................................
1,683,120
336,624 538,597 1,009,872 2,531,305 6,099,518
UltraShort S&P500
®
......................................
6,320,943
1,264,189 2,022,701 3,792,566 9,506,300 22,906,699
UltraShort Semiconductors
..................................
471,237
94,247 150,796 282,742 708,712 1,707,734
UltraShort SmallCap600
....................................
245,467
49,093 78,549 147,280 369,166 889,555
UltraShort Technology
.....................................
878,475
175,695 281,112 527,085 1,321,172 3,183,539
UltraShort Utilities
.......................................
887,563
177,513 284,019 532,538 1,334,838 3,216,471
$ 386,406,694 $ 77,281,336 $ 123,650,140 $ 231,844,016 $ 581,131,345 $ 1,400,313,531
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 2.38%, due 2/15/2039 to 2/15/2056; U.S. Treasury Notes, 1.13% to 4.13%, due 10/15/2030 to 11/30/2031,
which had an aggregate value at the Trust level of $510,000,002.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2026 (Unaudited) :: 229
PROSHARES TRUST
(b) U.S. Treasury Notes, 3.88%, due 8/15/2033, which had an aggregate value at the Trust level of $102,000,042.
(c) U.S. Treasury Bonds, 0%, due 2/15/2027; U.S. Treasury Notes, 1.63% to 4.38%, due 10/15/2027 to 8/31/2031, which had an aggregate value at the Trust level of $163,200,021.
(d) U.S. Treasury Bonds, 0% to 3.38%, due 1/15/2028 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.63%, due 7/31/2027 to 1/15/2035, which had an aggregate value at the Trust level of $306,000,052.
(e) U.S. Treasury Bills, 0%, due 9/1/2026 to 8/5/2027; U.S. Treasury Bonds, 0% to 6.25%, due 9/30/2026 to 8/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 9/30/2026 to 7/15/2036, which had an aggregate value at the Trust level of $767,085,905.